UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1.    Schedules of Investments.

Bull ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (47.6%)
3M Co. (Miscellaneous Manufacturing)	1,683	$176,227
Abbott Laboratories (Pharmaceuticals)	4,191	154,732
AbbVie, Inc. (Pharmaceuticals)	4,224	194,515
Abercrombie & Fitch Co. - Class A (Retail)	198	9,813
Accenture PLC - Class A (Computers)	1,716	139,751
ACE, Ltd. (Insurance)	891	79,424
Actavis, Inc.* (Pharmaceuticals)	330	34,891
Adobe Systems, Inc.* (Software)	1,320	59,506
Advanced Micro Devices, Inc.* (Semiconductors)	1,617	4,560
Aetna, Inc. (Healthcare - Services)	891	51,179
AFLAC, Inc. (Insurance)	1,254	68,268
Agilent Technologies, Inc. (Electronics)	924	38,290
AGL Resources, Inc. (Gas)	330	14,471
Air Products & Chemicals, Inc. (Chemicals)	561	48,785
Airgas, Inc. (Chemicals)	198	19,137
Akamai Technologies, Inc.* (Software)	462	20,286
Alcoa, Inc. (Mining)	2,871	24,404
Alexion Pharmaceuticals, Inc.* (Biotechnology)	528	51,744
Allegheny Technologies, Inc. (Iron/Steel)	297	8,013
Allergan, Inc. (Pharmaceuticals)	825	93,679
Allstate Corp. (Insurance)	1,287	63,398
Altera Corp. (Semiconductors)	858	27,465
Altria Group, Inc. (Agriculture)	5,379	196,387
Amazon.com, Inc.* (Internet)	957	242,895
Ameren Corp. (Electric)	660	23,925
American Electric Power, Inc. (Electric)	1,287	66,190
American Express Co. (Diversified Financial Services)	2,574	176,086
American International Group, Inc.* (Insurance)	3,927	162,655
American Tower Corp. (REIT)	1,056	88,693
Ameriprise Financial, Inc. (Diversified Financial Services)	528	39,352
AmerisourceBergen Corp. (Pharmaceuticals)	627	33,933
Amgen, Inc. (Biotechnology)	2,013	209,774
Amphenol Corp. - Class A (Electronics)	429	32,398
Anadarko Petroleum Corp. (Oil & Gas)	1,353	114,680
Analog Devices, Inc. (Semiconductors)	825	36,292
Aon PLC (Insurance)	825	49,789
Apache Corp. (Oil & Gas)	1,056	78,017
Apartment Investment and Management Co. - Class A (REIT)	396	12,320
Apollo Group, Inc.* - Class A (Commercial Services)	264	4,850
Apple Computer, Inc. (Computers)	2,508	1,110,416
Applied Materials, Inc. (Semiconductors)	3,201	46,447
Archer-Daniels-Midland Co. (Agriculture)	1,749	59,361
Assurant, Inc. (Insurance)	198	9,413
AT&T, Inc. (Telecommunications)	14,652	548,863
Autodesk, Inc.* (Software)	594	23,392
Automatic Data Processing, Inc. (Commercial Services)	1,287	86,667
AutoNation, Inc.* (Retail)	99	4,505
AutoZone, Inc.* (Retail)	99	40,500
AvalonBay Communities, Inc. (REIT)	297	39,513
Avery Dennison Corp. (Household Products/Wares)	264	10,943
Avon Products, Inc. (Cosmetics/Personal Care)	1,155	26,750
Baker Hughes, Inc. (Oil & Gas Services)	1,188	53,923
Ball Corp. (Packaging & Containers)	396	17,472
Bank of America Corp. (Banks)	28,908	355,857
Bank of New York Mellon Corp. (Banks)	3,102	87,538
Bard (C.R.), Inc. (Healthcare - Products)	198	19,673
Baxter International, Inc. (Healthcare - Products)	1,452	101,451
BB&T Corp. (Banks)	1,881	57,878
Beam, Inc. (Beverages)	429	27,761
Becton, Dickinson & Co. (Healthcare - Products)	528	49,790
Bed Bath & Beyond, Inc.* (Retail)	594	40,867
Bemis Co., Inc. (Packaging & Containers)	264	10,388
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,884	519,268
Best Buy Co., Inc. (Retail)	726	18,869
Biogen Idec, Inc.* (Biotechnology)	627	137,269
BlackRock, Inc. (Diversified Financial Services)	330	87,944
BMC Software, Inc.* (Software)	363	16,509
Boeing Co. (Aerospace/Defense)	1,815	165,909
BorgWarner, Inc.* (Auto Parts & Equipment)	297	23,216
Boston Properties, Inc. (REIT)	396	43,334
Boston Scientific Corp.* (Healthcare - Products)	3,630	27,189
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,389	174,331
Broadcom Corp. - Class A (Semiconductors)	1,386	49,896
Brown-Forman Corp. - Class B (Beverages)	396	27,918
C.H. Robinson Worldwide, Inc. (Transportation)	429	25,478
CA, Inc. (Software)	891	24,030
Cablevision Systems Corp. NY - Class A (Media)	561	8,336
Cabot Oil & Gas Corp. (Oil & Gas)	561	38,176
Cameron International Corp.* (Oil & Gas Services)	660	40,623
Campbell Soup Co. (Food)	495	22,973
Capital One Financial Corp. (Banks)	1,551	89,617
Cardinal Health, Inc. (Pharmaceuticals)	924	40,859
CareFusion Corp.* (Healthcare - Products)	594	19,863
CarMax, Inc.* (Retail)	594	27,348
Carnival Corp. - Class A (Leisure Time)	1,188	40,998
Caterpillar, Inc. (Machinery - Construction & Mining)	1,749	148,088
CBRE Group, Inc.* - Class A (Real Estate)	825	19,982
CBS Corp. - Class B (Media)	1,551	71,005
Celgene Corp.* (Biotechnology)	1,122	132,475

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CenterPoint Energy, Inc. (Gas)	1,155	$28,505
CenturyLink, Inc. (Telecommunications)	1,683	63,230
Cerner Corp.* (Software)	396	38,321
CF Industries Holdings, Inc. (Chemicals)	165	30,774
Chesapeake Energy Corp. (Oil & Gas)	1,386	27,082
Chevron Corp. (Oil & Gas)	5,181	632,134
Chipotle Mexican Grill, Inc.* (Retail)	99	35,956
CIGNA Corp. (Healthcare - Services)	759	50,223
Cincinnati Financial Corp. (Insurance)	396	19,368
Cintas Corp. (Textiles)	264	11,846
Cisco Systems, Inc. (Telecommunications)	14,256	298,235
Citigroup, Inc. (Banks)	8,118	378,786
Citrix Systems, Inc.* (Software)	495	30,774
Cliffs Natural Resources, Inc. (Iron/Steel)	396	8,451
Clorox Co. (Household Products/Wares)	363	31,309
CME Group, Inc. (Diversified Financial Services)	825	50,210
CMS Energy Corp. (Electric)	693	20,748
Coach, Inc. (Apparel)	759	44,675
Coca-Cola Co. (Beverages)	10,230	433,036
Coca-Cola Enterprises, Inc. (Beverages)	693	25,385
Cognizant Technology Solutions Corp.* (Computers)	792	51,322
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,188	141,859
Comcast Corp. - Class A (Media)	7,062	291,661
Comerica, Inc. (Banks)	495	17,944
Computer Sciences Corp. (Computers)	396	18,553
ConAgra Foods, Inc. (Food)	1,089	38,518
ConocoPhillips (Oil & Gas)	3,267	197,490
CONSOL Energy, Inc. (Coal)	594	19,982
Consolidated Edison, Inc. (Electric)	792	50,411
Constellation Brands, Inc.* (Beverages)	396	19,543
Corning, Inc. (Telecommunications)	3,927	56,942
Costco Wholesale Corp. (Retail)	1,155	125,237
Coventry Health Care, Inc. (Healthcare - Services)	363	17,987
Covidien PLC (Healthcare - Products)	1,254	80,055
Crown Castle International Corp.* (Telecommunications)	792	60,984
CSX Corp. (Transportation)	2,739	67,352
Cummins, Inc. (Machinery - Diversified)	462	49,152
CVS Caremark Corp. (Retail)	3,300	191,994
D.R. Horton, Inc. (Home Builders)	759	19,795
Danaher Corp. (Miscellaneous Manufacturing)	1,551	94,518
Darden Restaurants, Inc. (Retail)	330	17,038
DaVita, Inc.* (Healthcare - Services)	231	27,408
Dean Foods Co.* (Food)	495	9,474
Deere & Co. (Machinery - Diversified)	1,056	94,301
Dell, Inc. (Computers)	3,894	52,180
Delphi Automotive PLC (Auto Parts & Equipment)	792	36,598
Denbury Resources, Inc.* (Oil & Gas)	990	17,711
DENTSPLY International, Inc. (Healthcare - Products)	396	16,771
Devon Energy Corp. (Oil & Gas)	1,023	56,326
Diamond Offshore Drilling, Inc. (Oil & Gas)	198	13,682
DIRECTV* - Class A (Media)	1,518	85,858
Discover Financial Services (Diversified Financial Services)	1,320	57,737
Discovery Communications, Inc.* - Class A (Media)	660	52,021
Dollar General Corp.* (Retail)	693	36,099
Dollar Tree, Inc.* (Retail)	594	28,251
Dominion Resources, Inc. (Electric)	1,551	95,667
Dover Corp. (Miscellaneous Manufacturing)	462	31,869
Dr. Pepper Snapple Group, Inc. (Beverages)	528	25,782
DTE Energy Co. (Electric)	462	33,671
Duke Energy Corp. (Electric)	1,881	141,451
Dun & Bradstreet Corp. (Software)	99	8,757
E*TRADE Financial Corp.* (Diversified Financial Services)	693	7,131
E.I. du Pont de Nemours & Co. (Chemicals)	2,508	136,711
Eastman Chemical Co. (Chemicals)	396	26,393
Eaton Corp. (Miscellaneous Manufacturing)	1,254	77,008
eBay, Inc.* (Internet)	3,102	162,514
Ecolab, Inc. (Chemicals)	693	58,642
Edison International (Electric)	858	46,160
Edwards Lifesciences Corp.* (Healthcare - Products)	297	18,946
Electronic Arts, Inc.* (Software)	792	13,947
Eli Lilly & Co. (Pharmaceuticals)	2,673	148,031
EMC Corp.* (Computers)	5,610	125,832
Emerson Electric Co. (Electrical Components & Equipment)	1,914	106,246
Ensco PLC - Class A (Oil & Gas)	627	36,165
Entergy Corp. (Electric)	462	32,908
EOG Resources, Inc. (Oil & Gas)	726	87,962
EQT Corp. (Oil & Gas)	396	29,748
Equifax, Inc. (Commercial Services)	330	20,196
Equity Residential (REIT)	858	49,815
Exelon Corp. (Electric)	2,277	85,411
Expedia, Inc. (Internet)	264	14,742
Expeditors International of Washington, Inc. (Transportation)	561	20,157
Express Scripts Holding Co.* (Pharmaceuticals)	2,178	129,308
Exxon Mobil Corp. (Oil & Gas)	11,979	1,066,012
F5 Networks, Inc.* (Internet)	198	15,133
Family Dollar Stores, Inc. (Retail)	264	16,202
Fastenal Co. (Distribution/Wholesale)	726	35,610
FedEx Corp. (Transportation)	792	74,456
Fidelity National Information Services, Inc. (Software)	792	33,304
Fifth Third Bancorp (Banks)	2,343	39,901
First Horizon National Corp. (Banks)	660	6,868
First Solar, Inc.* (Semiconductors)	165	7,682

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FirstEnergy Corp. (Electric)	1,122	$52,285
Fiserv, Inc.* (Software)	363	33,073
FLIR Systems, Inc. (Electronics)	396	9,627
Flowserve Corp. (Machinery - Diversified)	132	20,872
Fluor Corp. (Engineering & Construction)	429	24,445
FMC Corp. (Chemicals)	363	22,034
FMC Technologies, Inc.* (Oil & Gas Services)	627	34,046
Ford Motor Co. (Auto Manufacturers)	10,461	143,420
Forest Laboratories, Inc.* (Pharmaceuticals)	627	23,456
Fossil, Inc.* (Distribution/Wholesale)	132	12,952
Franklin Resources, Inc. (Diversified Financial Services)	363	56,142
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,541	77,323
Frontier Communications Corp. (Telecommunications)	2,673	11,120
GameStop Corp. - Class A (Retail)	330	11,517
Gannett Co., Inc. (Media)	627	12,640
Garmin, Ltd. (Electronics)	297	10,419
General Dynamics Corp. (Aerospace/Defense)	891	65,898
General Electric Co. (Miscellaneous Manufacturing)	27,786	619,349
General Mills, Inc. (Food)	1,716	86,522
Genuine Parts Co. (Distribution/Wholesale)	429	32,745
Genworth Financial, Inc.* - Class A (Insurance)	1,320	13,240
Gilead Sciences, Inc.* (Biotechnology)	4,059	205,548
Google, Inc.* - Class A (Internet)	726	598,638
H & R Block, Inc. (Commercial Services)	726	20,139
Halliburton Co. (Oil & Gas Services)	2,475	105,856
Harley-Davidson, Inc. (Leisure Time)	594	32,462
Harman International Industries, Inc. (Home Furnishings)	165	7,377
Harris Corp. (Telecommunications)	297	13,721
Hartford Financial Services Group, Inc. (Insurance)	1,155	32,444
Hasbro, Inc. (Toys/Games/Hobbies)	297	14,069
HCP, Inc. (REIT)	1,221	65,079
Health Care REIT, Inc. (REIT)	693	51,954
Heinz (H.J.) Co. (Food)	858	62,136
Helmerich & Payne, Inc. (Oil & Gas)	297	17,410
Hess Corp. (Oil & Gas)	792	57,167
Hewlett-Packard Co. (Computers)	5,214	107,408
Honeywell International, Inc. (Electronics)	2,079	152,890
Hormel Foods Corp. (Food)	363	14,981
Hospira, Inc.* (Healthcare - Products)	429	14,208
Host Hotels & Resorts, Inc. (REIT)	1,947	35,572
Hudson City Bancorp, Inc. (Savings & Loans)	1,254	10,421
Humana, Inc. (Healthcare - Services)	429	31,793
Huntington Bancshares, Inc. (Banks)	2,244	16,089
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,122	72,436
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	726	39,059
Integrys Energy Group, Inc. (Electric)	198	12,189
Intel Corp. (Semiconductors)	13,200	316,139
IntercontinentalExchange, Inc.* (Diversified Financial Services)	198	32,260
International Business Machines Corp. (Computers)	2,805	568,125
International Flavors & Fragrances, Inc. (Chemicals)	231	17,831
International Game Technology (Entertainment)	693	11,746
International Paper Co. (Forest Products & Paper)	1,188	55,812
Intuit, Inc. (Software)	759	45,267
Intuitive Surgical, Inc.* (Healthcare - Products)	99	48,737
Invesco, Ltd. (Diversified Financial Services)	1,188	37,707
Iron Mountain, Inc. (Commercial Services)	462	17,491
J.C. Penney Co., Inc.* (Retail)	396	6,502
J.P. Morgan Chase & Co. (Banks)	10,230	501,373
Jabil Circuit, Inc. (Electronics)	495	8,811
Jacobs Engineering Group, Inc.* (Engineering & Construction)	363	18,324
JDS Uniphase Corp.* (Telecommunications)	627	8,465
Johnson & Johnson (Pharmaceuticals)	7,458	635,645
Johnson Controls, Inc. (Auto Parts & Equipment)	1,815	63,543
Joy Global, Inc. (Machinery - Construction & Mining)	297	16,786
Juniper Networks, Inc.* (Telecommunications)	1,386	22,938
Kellogg Co. (Food)	660	42,926
KeyCorp (Banks)	2,475	24,676
Kimberly-Clark Corp. (Household Products/Wares)	1,023	105,563
Kimco Realty Corp. (REIT)	1,089	25,896
Kinder Morgan, Inc. (Pipelines)	1,683	65,805
KLA-Tencor Corp. (Semiconductors)	429	23,273
Kohls Corp. (Retail)	561	26,401
Kraft Foods Group, Inc. (Food)	1,584	81,560
Kroger Co. (Food)	1,386	47,651
L Brands, Inc. (Retail)	627	31,607
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231	18,769
Laboratory Corp. of America Holdings* (Healthcare - Services)	264	24,647
Lam Research Corp.* (Semiconductors)	429	19,828
Legg Mason, Inc. (Diversified Financial Services)	297	9,462
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	396	12,767
Lennar Corp. - Class A (Home Builders)	429	17,683
Leucadia National Corp. (Holding Companies - Diversified)	792	24,465

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	462	$34,045
Lincoln National Corp. (Insurance)	726	24,691
Linear Technology Corp. (Semiconductors)	627	22,886
Lockheed Martin Corp. (Aerospace/Defense)	726	71,939
Loews Corp. (Insurance)	825	36,853
Lorillard, Inc. (Agriculture)	1,023	43,876
Lowe’s Cos., Inc. (Retail)	2,970	114,107
LSI Logic Corp.* (Semiconductors)	1,452	9,496
LyondellBasell Industries N.V. - Class A (Chemicals)	1,023	62,096
M&T Bank Corp. (Banks)	330	33,066
Macy’s, Inc. (Retail)	1,056	47,098
Marathon Oil Corp. (Oil & Gas)	1,881	61,452
Marathon Petroleum Corp. (Oil & Gas)	891	69,819
Marriott International, Inc. - Class A (Lodging)	661	28,446
Marsh & McLennan Cos., Inc. (Insurance)	1,452	55,191
Masco Corp. (Building Materials)	957	18,604
MasterCard, Inc. - Class A (Commercial Services)	297	164,220
Mattel, Inc. (Toys/Games/Hobbies)	924	42,190
McCormick & Co., Inc. (Food)	363	26,114
McDonald’s Corp. (Retail)	2,673	273,020
McGraw-Hill Cos., Inc. (Media)	759	41,069
McKesson Corp. (Pharmaceuticals)	627	66,349
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	528	42,816
MeadWestvaco Corp. (Forest Products & Paper)	462	15,930
Medtronic, Inc. (Healthcare - Products)	2,706	126,317
Merck & Co., Inc. (Pharmaceuticals)	8,085	379,995
MetLife, Inc. (Insurance)	2,937	114,513
Microchip Technology, Inc. (Semiconductors)	528	19,230
Micron Technology, Inc.* (Semiconductors)	2,739	25,801
Microsoft Corp. (Software)	20,130	666,303
Molex, Inc. (Electrical Components & Equipment)	363	10,008
Molson Coors Brewing Co. - Class B (Beverages)	429	22,136
Mondelez International, Inc. - Class A (Food)	4,752	149,451
Monsanto Co. (Chemicals)	1,419	151,577
Monster Beverage Corp.* (Beverages)	396	22,334
Moody’s Corp. (Commercial Services)	528	32,129
Morgan Stanley Dean Witter & Co. (Banks)	3,663	81,135
Motorola Solutions, Inc. (Telecommunications)	726	41,527
Murphy Oil Corp. (Oil & Gas)	495	30,735
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,056	30,740
Nabors Industries, Ltd. (Oil & Gas)	792	11,714
NASDAQ Stock Market, Inc. (Diversified Financial Services)	330	9,728
National Oilwell Varco, Inc. (Oil & Gas Services)	1,155	75,329
NetApp, Inc.* (Computers)	957	33,390
Netflix, Inc.* (Internet)	165	35,652
Newell Rubbermaid, Inc. (Housewares)	759	19,992
Newfield Exploration Co.* (Oil & Gas)	363	7,910
Newmont Mining Corp. (Mining)	1,320	42,768
News Corp. - Class A (Media)	5,346	165,566
NextEra Energy, Inc. (Electric)	1,122	92,038
NIKE, Inc. - Class B (Apparel)	1,947	123,829
NiSource, Inc. (Gas)	825	25,352
Noble Corp. (Oil & Gas)	660	24,750
Noble Energy, Inc. (Oil & Gas)	495	56,079
Nordstrom, Inc. (Retail)	396	22,410
Norfolk Southern Corp. (Transportation)	825	63,872
Northeast Utilities System (Electric)	825	37,397
Northern Trust Corp. (Banks)	594	32,028
Northrop Grumman Corp. (Aerospace/Defense)	627	47,489
NRG Energy, Inc. (Electric)	858	23,912
Nucor Corp. (Iron/Steel)	858	37,425
NVIDIA Corp. (Semiconductors)	1,683	23,175
NYSE Euronext (Diversified Financial Services)	660	25,615
Occidental Petroleum Corp. (Oil & Gas)	2,145	191,463
Omnicom Group, Inc. (Advertising)	693	41,420
ONEOK, Inc. (Pipelines)	561	28,813
Oracle Corp. (Software)	9,867	323,440
O’Reilly Automotive, Inc.* (Retail)	297	31,874
Owens-Illinois, Inc.* (Packaging & Containers)	429	11,274
PACCAR, Inc. (Auto Manufacturers)	957	47,639
Pall Corp. (Miscellaneous Manufacturing)	297	19,813
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	35,074
Patterson Cos., Inc. (Healthcare - Products)	231	8,766
Paychex, Inc. (Commercial Services)	858	31,240
Peabody Energy Corp. (Coal)	726	14,564
Pentair, Ltd. (Miscellaneous Manufacturing)	561	30,490
People’s United Financial, Inc. (Savings & Loans)	891	11,725
Pepco Holdings, Inc. (Electric)	627	14,170
PepsiCo, Inc. (Beverages)	4,125	340,189
PerkinElmer, Inc. (Electronics)	297	9,103
Perrigo Co. (Pharmaceuticals)	231	27,584
PetSmart, Inc. (Retail)	297	20,267
Pfizer, Inc. (Pharmaceuticals)	19,206	558,318
PG&E Corp. (Electric)	1,155	55,948
Philip Morris International, Inc. (Agriculture)	4,389	419,546
Phillips 66 (Oil & Gas)	1,650	100,567
Pinnacle West Capital Corp. (Electric)	297	18,087
Pioneer Natural Resources Co. (Oil & Gas)	363	44,369
Pitney Bowes, Inc. (Office/Business Equipment)	528	7,218
Plum Creek Timber Co., Inc. (REIT)	429	22,111

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	1,419	$96,322
PPG Industries, Inc. (Chemicals)	396	58,267
PPL Corp. (Electric)	1,551	51,772
Praxair, Inc. (Chemicals)	792	90,526
Precision Castparts Corp. (Metal Fabricate/Hardware)	396	75,751
Priceline.com, Inc.* (Internet)	132	91,871
Principal Financial Group, Inc. (Insurance)	726	26,209
Procter & Gamble Co. (Cosmetics/Personal Care)	7,293	559,884
Progressive Corp. (Insurance)	1,485	37,556
Prologis, Inc. (REIT)	1,221	51,221
Prudential Financial, Inc. (Insurance)	1,254	75,767
Public Service Enterprise Group, Inc. (Electric)	1,353	49,533
Public Storage, Inc. (REIT)	396	65,340
PulteGroup, Inc.* (Home Builders)	924	19,395
PVH Corp. (Retail)	198	22,851
QEP Resources, Inc. (Oil & Gas)	462	13,264
Qualcomm, Inc. (Semiconductors)	4,587	282,650
Quanta Services, Inc.* (Commercial Services)	561	15,416
Quest Diagnostics, Inc. (Healthcare - Services)	429	24,166
Ralph Lauren Corp. (Apparel)	165	29,961
Range Resources Corp. (Oil & Gas)	429	31,540
Raytheon Co. (Aerospace/Defense)	858	52,664
Red Hat, Inc.* (Software)	528	25,307
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	42,598
Regions Financial Corp. (Banks)	3,762	31,939
Republic Services, Inc. (Environmental Control)	792	26,991
Reynolds American, Inc. (Agriculture)	858	40,686
Robert Half International, Inc. (Commercial Services)	363	11,914
Rockwell Automation, Inc. (Machinery - Diversified)	363	30,775
Rockwell Collins, Inc. (Aerospace/Defense)	363	22,840
Roper Industries, Inc. (Machinery - Diversified)	264	31,588
Ross Stores, Inc. (Retail)	594	39,246
Rowan Cos. PLC* - Class A (Oil & Gas)	330	10,735
Ryder System, Inc. (Transportation)	132	7,665
Safeway, Inc. (Food)	627	14,120
SAIC, Inc. (Commercial Services)	759	11,339
Salesforce.com, Inc.* (Software)	1,452	59,692
SanDisk Corp.* (Computers)	660	34,610
SCANA Corp. (Electric)	363	19,675
Schlumberger, Ltd. (Oil & Gas Services)	3,531	262,813
Scripps Networks Interactive - Class A (Media)	231	15,380
Seagate Technology PLC (Computers)	858	31,489
Sealed Air Corp. (Packaging & Containers)	528	11,679
Sempra Energy (Gas)	594	49,213
Sherwin-Williams Co. (Chemicals)	231	42,298
Sigma-Aldrich Corp. (Chemicals)	330	25,968
Simon Property Group, Inc. (REIT)	825	146,908
SLM Corp. (Diversified Financial Services)	1,221	25,214
Snap-on, Inc. (Hand/Machine Tools)	165	14,223
Southern Co. (Electric)	2,310	111,412
Southwest Airlines Co. (Airlines)	1,947	26,674
Southwestern Energy Co.* (Oil & Gas)	924	34,576
Spectra Energy Corp. (Pipelines)	1,782	56,186
Sprint Nextel Corp.* (Telecommunications)	8,052	56,767
St. Jude Medical, Inc. (Healthcare - Products)	759	31,286
Stanley Black & Decker, Inc. (Hand/Machine Tools)	429	32,093
Staples, Inc. (Retail)	1,815	24,031
Starbucks Corp. (Retail)	2,013	122,471
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	528	34,067
State Street Corp. (Banks)	1,221	71,392
Stericycle, Inc.* (Environmental Control)	231	25,022
Stryker Corp. (Healthcare - Products)	759	49,775
SunTrust Banks, Inc. (Banks)	1,452	42,471
Symantec Corp.* (Internet)	1,848	44,906
Sysco Corp. (Food)	1,551	54,068
T. Rowe Price Group, Inc. (Diversified Financial Services)	693	50,243
Target Corp. (Retail)	1,749	123,409
TE Connectivity, Ltd. (Electronics)	1,122	48,863
TECO Energy, Inc. (Electric)	561	10,732
Tenet Healthcare Corp.* (Healthcare - Services)	264	11,975
Teradata Corp.* (Computers)	429	21,909
Teradyne, Inc.* (Semiconductors)	495	8,138
Tesoro Petroleum Corp. (Oil & Gas)	363	19,384
Texas Instruments, Inc. (Semiconductors)	2,937	106,349
Textron, Inc. (Miscellaneous Manufacturing)	726	18,695
The ADT Corp. (Commercial Services)	627	27,362
The AES Corp. (Electric)	1,650	22,869
The Charles Schwab Corp. (Diversified Financial Services)	2,937	49,812
The Chubb Corp. (Insurance)	693	61,033
The Dow Chemical Co. (Chemicals)	3,201	108,546
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	627	43,482
The Gap, Inc. (Retail)	792	30,088
The Goldman Sachs Group, Inc. (Banks)	1,155	168,711
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	660	8,247
The Hershey Co. (Food)	396	35,307
The Home Depot, Inc. (Retail)	3,993	292,886
The Interpublic Group of Cos., Inc. (Advertising)	1,089	15,072
The JM Smucker Co. - Class A (Food)	297	30,659
The Mosaic Co. (Chemicals)	726	44,714
The Travelers Cos., Inc. (Insurance)	1,023	87,374

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Williams Cos., Inc. (Pipelines)	1,815	$69,206
Thermo Fisher Scientific, Inc. (Electronics)	957	77,211
Tiffany & Co. (Retail)	330	24,314
Time Warner Cable, Inc. (Media)	792	74,361
Time Warner, Inc. (Media)	2,508	149,928
TJX Cos., Inc. (Retail)	1,947	94,955
Torchmark Corp. (Insurance)	264	16,386
Total System Services, Inc. (Commercial Services)	429	10,133
TripAdvisor, Inc.* (Internet)	297	15,616
Tyco International, Ltd. (Electronics)	1,254	40,278
Tyson Foods, Inc. - Class A (Food)	759	18,694
U.S. Bancorp (Banks)	4,983	165,834
Union Pacific Corp. (Transportation)	1,254	185,541
United Parcel Service, Inc. - Class B (Transportation)	1,914	164,298
United States Steel Corp. (Iron/Steel)	396	7,049
United Technologies Corp. (Aerospace/Defense)	2,244	204,855
UnitedHealth Group, Inc. (Healthcare - Services)	2,739	164,148
UnumProvident Corp. (Insurance)	726	20,248
Urban Outfitters, Inc.* (Retail)	297	12,308
V.F. Corp. (Apparel)	231	41,169
Valero Energy Corp. (Oil & Gas)	1,485	59,875
Varian Medical Systems, Inc.* (Healthcare - Products)	297	19,347
Ventas, Inc. (REIT)	792	63,067
VeriSign, Inc.* (Internet)	396	18,244
Verizon Communications, Inc. (Telecommunications)	7,623	410,956
Viacom, Inc. - Class B (Media)	1,221	78,132
Visa, Inc. - Class A (Commercial Services)	1,386	233,485
Vornado Realty Trust (REIT)	462	40,453
Vulcan Materials Co. (Mining)	363	18,106
W.W. Grainger, Inc. (Distribution/Wholesale)	165	40,668
Walgreen Co. (Retail)	2,310	114,368
Wal-Mart Stores, Inc. (Retail)	4,455	346,242
Walt Disney Co. (Media)	4,818	302,764
Washington Post Co. - Class B (Media)	33	14,630
Waste Management, Inc. (Environmental Control)	1,155	47,332
Waters Corp.* (Electronics)	231	21,344
WellPoint, Inc. (Healthcare - Services)	825	60,159
Wells Fargo & Co. (Banks)	13,101	497,577
Western Digital Corp. (Computers)	594	32,836
Western Union Co. (Commercial Services)	1,518	22,482
Weyerhaeuser Co. (REIT)	1,452	44,301
Whirlpool Corp. (Home Furnishings)	198	22,628
Whole Foods Market, Inc. (Food)	462	40,804
Windstream Corp. (Telecommunications)	1,584	13,496
Wisconsin Energy Corp. (Electric)	627	28,177
WPX Energy, Inc.* (Oil & Gas)	528	8,253
Wyndham Worldwide Corp. (Lodging)	363	21,809
Wynn Resorts, Ltd. (Lodging)	198	27,185
Xcel Energy, Inc. (Electric)	1,320	41,963
Xerox Corp. (Office/Business Equipment)	3,267	28,031
Xilinx, Inc. (Semiconductors)	693	26,272
XL Group PLC (Insurance)	792	24,663
Xylem, Inc. (Machinery - Diversified)	495	13,736
Yahoo!, Inc.* (Internet)	2,574	63,655
YUM! Brands, Inc. (Retail)	1,188	80,927
Zimmer Holdings, Inc. (Healthcare - Products)	462	35,320
Zions Bancorp (Banks)	495	12,187

TOTAL COMMON STOCKS
(Cost $24,059,012)		38,076,126

	Principal Amount	Value
Repurchase Agreements(a)(b)(49.8%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $39,835,088	$39,835,000	$39,835,000

TOTAL REPURCHASE AGREEMENTS
(Cost $39,835,000)		39,835,000

TOTAL INVESTMENT SECURITIES
(Cost $63,894,012) - 97.4%		77,911,126
Net other assets (liabilities) - 2.6%		2,053,065

NET ASSETS - 100.0%		$79,964,191

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,018,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $6,050,550)	76	$169,300

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$22,516,076	$55,695
Equity Index Swap Agreement with UBS AG, based on the S&P 500	13,231,741	28,448
		$84,143

Bull ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$56,492	0.1%
Aerospace/Defense	650,363	0.8%
Agriculture	759,856	1.0%
Airlines	26,674	NM
Apparel	239,634	0.3%
Auto Manufacturers	191,059	0.2%
Auto Parts & Equipment	131,604	0.2%
Banks	2,809,189	3.5%
Beverages	944,084	1.2%
Biotechnology	813,453	1.0%
Building Materials	18,604	NM
Chemicals	944,299	1.1%
Coal	34,546	NM
Commercial Services	709,063	0.9%
Computers	2,327,821	2.9%
Cosmetics/Personal Care	771,975	1.0%
Distribution/Wholesale	121,975	0.2%
Diversified Financial Services	714,643	0.9%
Electric	1,238,701	1.5%
Electrical Components & Equipment	116,254	0.1%
Electronics	449,234	0.6%
Engineering & Construction	42,769	0.1%
Entertainment	11,746	NM
Environmental Control	99,345	0.1%
Food	775,958	1.0%
Forest Products & Paper	71,742	0.1%
Gas	117,541	0.1%
Hand/Machine Tools	46,316	0.1%
Healthcare - Products	667,494	0.8%
Healthcare - Services	463,685	0.6%
Holding Companies - Diversified	24,465	NM
Home Builders	56,873	0.1%
Home Furnishings	30,005	NM
Household Products/Wares	147,815	0.2%
Housewares	19,992	NM
Insurance	1,597,751	2.0%
Internet	1,303,866	1.6%
Iron/Steel	60,938	0.1%
Leisure Time	73,460	0.1%
Lodging	111,507	0.1%
Machinery - Construction & Mining	164,874	0.2%
Machinery - Diversified	240,424	0.3%
Media	1,363,351	1.7%
Metal Fabricate/Hardware	75,751	0.1%
Mining	162,601	0.2%
Miscellaneous Manufacturing	1,227,305	1.5%
Office/Business Equipment	35,249	NM
Oil & Gas	3,246,247	4.2%
Oil & Gas Services	572,590	0.7%
Packaging & Containers	50,813	0.1%
Pharmaceuticals	2,769,182	3.5%
Pipelines	220,010	0.3%
Real Estate	19,982	NM
REIT	845,577	1.1%
Retail	2,505,578	3.1%
Savings & Loans	22,146	NM
Semiconductors	1,055,579	1.3%
Software	1,421,908	1.8%
Telecommunications	1,607,244	2.0%
Textiles	11,846	NM
Toys/Games/Hobbies	56,259	0.1%
Transportation	608,819	0.8%
Other**	41,888,065	52.4%
Total	$79,964,191	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (58.4%)
Aaron’s, Inc. (Commercial Services)	711	$20,413
ACI Worldwide, Inc.* (Software)	395	18,569
Acuity Brands, Inc. (Electrical Components & Equipment)	474	34,583
Acxiom Corp.* (Software)	790	15,713
ADTRAN, Inc. (Telecommunications)	632	13,272
Advance Auto Parts, Inc. (Retail)	790	66,265
Advent Software, Inc.* (Software)	316	9,177
Aecom Technology Corp.* (Engineering & Construction)	1,106	32,151
Aeropostale, Inc.* (Retail)	790	11,581
Affiliated Managers Group, Inc.* (Diversified Financial Services)	553	86,091
AGCO Corp. (Machinery - Diversified)	1,027	54,687
Alaska Air Group, Inc.* (Airlines)	711	43,826
Albemarle Corp. (Chemicals)	948	58,064
Alexander & Baldwin, Inc.* (Real Estate)	474	16,144
Alexandria Real Estate Equities, Inc. (REIT)	632	45,991
Alleghany Corp.* (Insurance)	158	62,212
Alliance Data Systems Corp.* (Commercial Services)	553	94,988
Alliant Energy Corp. (Electric)	1,185	63,409
Alliant Techsystems, Inc. (Aerospace/Defense)	316	23,498
Allscripts Healthcare Solutions, Inc.* (Software)	1,817	25,147
Alpha Natural Resources, Inc.* (Coal)	2,291	16,999
AMC Networks, Inc.* - Class A (Media)	632	39,822
American Campus Communities, Inc. (REIT)	1,106	49,372
American Eagle Outfitters, Inc. (Retail)	1,896	36,877
American Financial Group, Inc. (Insurance)	790	38,133
Ametek, Inc. (Electrical Components & Equipment)	2,528	102,915
ANN, Inc.* (Retail)	474	14,002
ANSYS, Inc.* (Software)	948	76,655
AOL, Inc. (Internet)	790	30,526
Apollo Investment Corp. (Investment Companies)	2,133	18,792
AptarGroup, Inc. (Miscellaneous Manufacturing)	711	39,887
Aqua America, Inc. (Water)	1,501	47,627
Arch Coal, Inc. (Coal)	2,212	10,728
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,106	43,388
Arthur J. Gallagher & Co. (Insurance)	1,343	57,010
Ascena Retail Group, Inc.* (Retail)	1,343	24,845
Ashland, Inc. (Chemicals)	790	67,315
Aspen Insurance Holdings, Ltd. (Insurance)	711	27,153
Associated Banc-Corp. (Banks)	1,738	24,801
Astoria Financial Corp. (Savings & Loans)	869	8,334
Atmel Corp.* (Semiconductors)	4,582	29,646
Atmos Energy Corp. (Gas)	948	42,063
Atwood Oceanics, Inc.* (Oil & Gas)	632	31,000
Avnet, Inc.* (Electronics)	1,422	46,571
Bally Technologies, Inc.* (Entertainment)	395	21,046
BancorpSouth, Inc. (Banks)	869	13,904
Bank of Hawaii Corp. (Banks)	474	22,605
Barnes & Noble, Inc.* (Retail)	395	7,161
BE Aerospace, Inc.* (Aerospace/Defense)	1,106	69,390
Big Lots, Inc.* (Retail)	632	23,017
Bill Barrett Corp.* (Oil & Gas)	474	9,414
BioMed Realty Trust, Inc. (REIT)	1,896	42,679
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	237	28,381
Black Hills Corp. (Electric)	474	22,226
Bob Evans Farms, Inc. (Retail)	316	13,695
BRE Properties, Inc. - Class A (REIT)	790	39,879
Brinker International, Inc. (Retail)	711	27,658
Broadridge Financial Solutions, Inc. (Software)	1,264	31,828
Brown & Brown, Inc. (Insurance)	1,264	39,171
Cabela’s, Inc.* (Retail)	474	30,431
Cabot Corp. (Chemicals)	632	23,738
Cadence Design Systems, Inc.* (Computers)	2,923	40,337
Camden Property Trust (REIT)	869	62,863
CARBO Ceramics, Inc. (Oil & Gas Services)	237	16,744
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	632	40,998
Carpenter Technology Corp. (Iron/Steel)	474	21,311
Carter’s, Inc.* (Apparel)	553	36,161
Cathay Bancorp, Inc. (Banks)	790	15,571
CBOE Holdings, Inc. (Diversified Financial Services)	948	35,578
Charles River Laboratories International, Inc.* (Biotechnology)	474	20,614
Chico’s FAS, Inc. (Retail)	1,738	31,753
Church & Dwight, Inc. (Household Products/Wares)	1,422	90,852
Ciena Corp.* (Telecommunications)	1,027	15,364
Cimarex Energy Co. (Oil & Gas)	869	63,593
Cinemark Holdings, Inc. (Entertainment)	1,106	34,164
City National Corp. (Banks)	474	27,127
Clarcor, Inc. (Miscellaneous Manufacturing)	553	28,590
Clean Harbors, Inc.* (Environmental Control)	553	31,504
Cleco Corp. (Electric)	632	31,297
Commerce Bancshares, Inc. (Banks)	790	31,687
Commercial Metals Co. (Iron/Steel)	1,185	17,325
Community Health Systems, Inc. (Healthcare - Services)	948	43,200
CommVault Systems, Inc.* (Software)	474	34,858
Compass Minerals International, Inc. (Mining)	316	27,347
Compuware Corp.* (Software)	2,212	26,544
Concur Technologies, Inc.* (Software)	474	34,654
Convergys Corp. (Commercial Services)	1,106	18,824
Con-way, Inc. (Transportation)	553	18,691
Copart, Inc.* (Retail)	1,106	38,987
CoreLogic, Inc.* (Commercial Services)	1,027	28,017

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Corporate Office Properties Trust (REIT)	869	$25,192
Corrections Corp. of America (REIT)	1,027	37,177
Covance, Inc.* (Healthcare - Services)	553	41,232
Crane Co. (Miscellaneous Manufacturing)	474	25,515
Cree, Inc.* (Semiconductors)	1,185	67,035
Cullen/Frost Bankers, Inc. (Banks)	632	38,180
Cypress Semiconductor Corp. (Semiconductors)	1,422	14,348
Cytec Industries, Inc. (Chemicals)	474	34,536
Deckers Outdoor Corp.* (Apparel)	395	21,772
Deluxe Corp. (Commercial Services)	553	21,091
DeVry, Inc. (Commercial Services)	632	17,702
Dick’s Sporting Goods, Inc. (Retail)	1,027	49,399
Diebold, Inc. (Computers)	632	18,511
Domtar Corp. (Forest Products & Paper)	395	27,456
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,422	51,733
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	790	15,231
Dresser-Rand Group, Inc.* (Oil & Gas Services)	790	43,932
Dril-Quip, Inc.* (Oil & Gas Services)	395	33,065
DST Systems, Inc. (Computers)	316	21,851
Duke Realty Corp. (REIT)	3,397	59,923
Eagle Materials, Inc. (Building Materials)	474	32,114
East West Bancorp, Inc. (Banks)	1,501	36,519
Eaton Vance Corp. (Diversified Financial Services)	1,185	47,258
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,185	43,418
Energen Corp. (Oil & Gas)	790	37,462
Energizer Holdings, Inc. (Electrical Components & Equipment)	632	61,045
Equinix, Inc.* (Internet)	474	101,484
Equity One, Inc. (REIT)	632	16,110
Essex Property Trust, Inc. (REIT)	395	62,035
Esterline Technologies Corp.* (Aerospace/Defense)	316	23,713
Everest Re Group, Ltd. (Insurance)	553	74,650
Exelis, Inc. (Aerospace/Defense)	1,975	22,061
Extra Space Storage, Inc. (REIT)	1,106	48,199
FactSet Research Systems, Inc. (Media)	395	37,158
Fair Isaac Corp. (Software)	395	18,399
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,343	17,325
Federal Realty Investment Trust (REIT)	711	83,195
Federated Investors, Inc. - Class B (Diversified Financial Services)	948	21,766
Fidelity National Title Group, Inc. - Class A (Insurance)	2,291	61,513
First American Financial Corp. (Insurance)	1,106	29,608
First Niagara Financial Group, Inc. (Savings & Loans)	3,713	35,311
FirstMerit Corp. (Banks)	1,738	29,772
Flowers Foods, Inc. (Food)	1,185	39,034
Foot Locker, Inc. (Retail)	1,580	55,095
Forest Oil Corp.* (Oil & Gas)	1,264	5,296
Fortune Brands Home & Security, Inc.* (Building Materials)	1,738	63,246
FTI Consulting, Inc.* (Commercial Services)	395	13,082
Fulton Financial Corp. (Banks)	2,054	22,717
Gardner Denver, Inc. (Machinery - Diversified)	553	41,525
Gartner Group, Inc.* (Commercial Services)	948	54,842
GATX Corp. (Trucking & Leasing)	474	24,150
General Cable Corp.* (Electrical Components & Equipment)	553	19,067
Genesee & Wyoming, Inc.* - Class A (Transportation)	553	47,116
Gentex Corp. (Electronics)	1,501	33,773
Global Payments, Inc. (Commercial Services)	790	36,656
Graco, Inc. (Machinery - Diversified)	632	38,255
Granite Construction, Inc. (Engineering & Construction)	395	10,930
Great Plains Energy, Inc. (Electric)	1,580	38,125
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,264	72,554
Greenhill & Co., Inc. (Diversified Financial Services)	237	10,947
Greif, Inc. - Class A (Packaging & Containers)	316	15,222
GUESS?, Inc. (Retail)	632	17,494
Hancock Holding Co. (Banks)	869	23,698
Hanesbrands, Inc.* (Apparel)	1,027	51,515
Hanover Insurance Group, Inc. (Insurance)	474	23,904
Harris Teeter Supermarkets, Inc. (Food)	553	23,110
Harsco Corp. (Miscellaneous Manufacturing)	869	18,970
Hawaiian Electric Industries, Inc. (Electric)	1,027	29,064
HCC Insurance Holdings, Inc. (Insurance)	1,027	43,750
Health Management Associates, Inc.* - Class A (Healthcare - Services)	2,686	30,862
Health Net, Inc.* (Healthcare - Services)	869	25,549
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,027	23,662
Henry Schein, Inc.* (Healthcare - Products)	948	85,700
Herman Miller, Inc. (Office Furnishings)	632	15,857
Highwoods Properties, Inc. (REIT)	869	35,655
Hill-Rom Holdings, Inc. (Healthcare - Products)	632	21,532
Hillshire Brands Co. (Food)	1,264	45,390
HMS Holdings Corp.* (Commercial Services)	948	23,899
HNI Corp. (Office Furnishings)	474	16,320
HollyFrontier Corp. (Oil & Gas)	2,133	105,476
Hologic, Inc.* (Healthcare - Products)	2,844	57,932
Home Properties, Inc. (REIT)	553	35,646
Hospitality Properties Trust (REIT)	1,422	41,821
HSN, Inc. (Retail)	395	20,769
Hubbell, Inc. - Class B (Electrical Components & Equipment)	553	53,066

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Huntington Ingalls Industries, Inc. (Shipbuilding)	553	$29,254
IDACORP, Inc. (Electric)	553	27,213
IDEX Corp. (Machinery - Diversified)	869	45,214
IDEXX Laboratories, Inc.* (Healthcare - Products)	553	48,642
Informatica Corp.* (Software)	1,106	36,421
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	1,580	28,140
Ingredion, Inc. (Food)	790	56,888
Integrated Device Technology, Inc.* (Semiconductors)	1,501	10,672
InterDigital, Inc. (Telecommunications)	395	17,542
International Bancshares Corp. (Banks)	553	10,728
International Rectifier Corp.* (Semiconductors)	711	15,080
International Speedway Corp. - Class A (Entertainment)	237	7,790
Intersil Corp. - Class A (Semiconductors)	1,343	10,422
Intrepid Potash, Inc. (Chemicals)	553	10,181
Itron, Inc.* (Electronics)	395	15,662
ITT Corp. (Miscellaneous Manufacturing)	948	26,165
J.B. Hunt Transport Services, Inc. (Transportation)	948	67,374
Jack Henry & Associates, Inc. (Computers)	869	40,322
Janus Capital Group, Inc. (Diversified Financial Services)	1,975	17,617
Jarden Corp.* (Household Products/Wares)	1,185	53,337
JetBlue Airways Corp.* (Airlines)	2,370	16,329
John Wiley & Sons, Inc. (Media)	474	18,093
Jones Lang LaSalle, Inc. (Real Estate)	474	46,935
Kansas City Southern Industries, Inc. (Transportation)	1,185	129,249
KB Home (Home Builders)	869	19,587
KBR, Inc. (Engineering & Construction)	1,580	47,526
Kemper Corp. (Insurance)	553	17,619
Kennametal, Inc. (Hand/Machine Tools)	869	34,751
Kilroy Realty Corp. (REIT)	790	44,706
Kirby Corp.* (Transportation)	632	47,330
Lamar Advertising Co.* - Class A (Advertising)	553	25,891
Lancaster Colony Corp. (Food)	237	18,706
Landstar System, Inc. (Transportation)	474	25,909
Lender Processing Services, Inc. (Commercial Services)	869	24,106
Lennox International, Inc. (Building Materials)	474	29,388
Lexmark International, Inc. - Class A (Computers)	632	19,156
Liberty Property Trust (REIT)	1,264	54,339
Life Time Fitness, Inc.* (Leisure Time)	395	18,241
LifePoint Hospitals, Inc.* (Healthcare - Services)	474	22,752
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	869	45,849
LKQ Corp.* (Distribution/Wholesale)	3,160	76,093
Louisiana-Pacific Corp.* (Building Materials)	1,422	25,767
M.D.C. Holdings, Inc. (Home Builders)	395	14,852
Mack-Cali Realty Corp. (REIT)	869	24,132
Manpower, Inc. (Commercial Services)	790	41,996
ManTech International Corp. - Class A (Software)	237	6,326
Martin Marietta Materials (Building Materials)	474	47,868
Masimo Corp. (Healthcare - Products)	553	11,093
Matson, Inc. (Transportation)	474	11,158
Matthews International Corp. - Class A (Commercial Services)	316	11,632
MDU Resources Group, Inc. (Electric)	1,975	49,276
Mednax, Inc.* (Healthcare - Services)	553	49,068
MEMC Electronic Materials, Inc.* (Semiconductors)	2,449	13,225
Mentor Graphics Corp. (Computers)	1,027	18,753
Mercury General Corp. (Insurance)	395	18,055
Meredith Corp. (Media)	395	15,334
Mettler Toledo International, Inc.* (Electronics)	316	66,031
Micros Systems, Inc.* (Computers)	869	36,854
Mine Safety Appliances Co. (Environmental Control)	316	15,168
Minerals Technologies, Inc. (Chemicals)	395	16,049
Mohawk Industries, Inc.* (Textiles)	632	70,076
Monster Worldwide, Inc.* (Commercial Services)	1,264	5,536
MSC Industrial Direct Co. - Class A (Retail)	474	37,351
MSCI, Inc.* - Class A (Software)	1,264	43,102
National Fuel Gas Co. (Electric)	869	54,504
National Instruments Corp. (Electronics)	1,027	28,068
National Retail Properties, Inc. (REIT)	1,185	47,021
NCR Corp.* (Computers)	1,738	47,395
NeuStar, Inc.* - Class A (Telecommunications)	711	31,191
New York Community Bancorp (Savings & Loans)	4,582	62,085
NewMarket Corp. (Chemicals)	79	21,227
Nordson Corp. (Machinery - Diversified)	632	43,918
Northern Oil & Gas, Inc.* (Oil & Gas)	632	8,146
NV Energy, Inc. (Electric)	2,449	52,972
NVR, Inc.* (Home Builders)	79	81,369
Oceaneering International, Inc. (Oil & Gas Services)	1,106	77,608
Office Depot, Inc.* (Retail)	3,002	11,588
OGE Energy Corp. (Electric)	1,027	74,385
Oil States International, Inc.* (Oil & Gas Services)	553	49,416
Old Republic International Corp. (Insurance)	2,528	34,128
Olin Corp. (Chemicals)	869	21,004
OMEGA Healthcare Investors, Inc. (REIT)	1,185	38,951
Omnicare, Inc. (Pharmaceuticals)	1,106	48,410
Oshkosh Truck Corp.* (Auto Manufacturers)	948	37,218

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Owens & Minor, Inc. (Distribution/Wholesale)	632	$20,584
Packaging Corp. of America (Packaging & Containers)	1,027	48,844
Panera Bread Co.* - Class A (Retail)	316	56,005
Patterson-UTI Energy, Inc. (Oil & Gas)	1,501	31,656
Plains Exploration & Production Co.* (Oil & Gas)	1,343	60,704
Plantronics, Inc. (Telecommunications)	474	20,771
PNM Resources, Inc. (Electric)	869	20,865
Polaris Industries, Inc. (Leisure Time)	632	54,472
Polycom, Inc.* (Telecommunications)	1,817	19,079
Post Holdings, Inc.* (Food)	316	13,838
Potlatch Corp. (REIT)	395	18,703
Primerica, Inc. (Insurance)	474	16,097
Prosperity Bancshares, Inc. (Banks)	474	21,776
Protective Life Corp. (Insurance)	790	30,067
PTC, Inc.* (Software)	1,264	30,349
QLogic Corp.* (Semiconductors)	948	10,295
Questar Corp. (Gas)	1,817	46,134
Quicksilver Resources, Inc.* (Oil & Gas)	1,264	3,185
R.R. Donnelley & Sons Co. (Commercial Services)	1,896	23,340
Rackspace Hosting, Inc.* (Internet)	1,185	57,117
Raymond James Financial Corp. (Diversified Financial Services)	1,185	49,083
Rayonier, Inc. (REIT)	1,343	79,801
Realty Income Corp. (REIT)	2,054	104,693
Regal-Beloit Corp. (Hand/Machine Tools)	474	37,266
Regency Centers Corp. (REIT)	948	53,334
Regis Corp. (Retail)	632	11,850
Reinsurance Group of America, Inc. (Insurance)	790	49,415
Reliance Steel & Aluminum Co. (Iron/Steel)	790	51,405
Rent-A-Center, Inc. (Commercial Services)	632	22,076
ResMed, Inc. (Healthcare - Products)	1,501	72,079
RF Micro Devices, Inc.* (Telecommunications)	2,923	16,398
Riverbed Technology, Inc.* (Computers)	1,738	25,827
Rock-Tenn Co. - Class A (Packaging & Containers)	790	79,111
Rollins, Inc. (Commercial Services)	711	17,292
Rosetta Resources, Inc.* (Oil & Gas)	553	23,729
Rovi Corp.* (Semiconductors)	1,106	25,869
Royal Gold, Inc. (Mining)	711	39,517
RPM, Inc. (Chemicals)	1,422	46,073
Saks, Inc.* (Retail)	1,027	11,862
Scholastic Corp. (Media)	316	8,674
Scientific Games Corp.* - Class A (Entertainment)	553	4,911
SEI Investments Co. (Commercial Services)	1,422	40,755
Semtech Corp.* (Semiconductors)	711	22,802
Senior Housing Properties Trust (REIT)	1,975	56,149
Sensient Technologies Corp. (Chemicals)	553	21,761
Service Corp. International (Commercial Services)	2,212	37,339
Signature Bank* (Banks)	474	33,943
Signet Jewelers, Ltd. (Retail)	869	59,726
Silgan Holdings, Inc. (Packaging & Containers)	474	22,690
Silicon Laboratories, Inc.* (Semiconductors)	395	15,685
Skyworks Solutions, Inc.* (Semiconductors)	1,975	43,588
SL Green Realty Corp. (REIT)	948	85,985
SM Energy Co. (Oil & Gas)	711	43,371
Smithfield Foods, Inc.* (Food)	1,343	34,381
Solarwinds, Inc.* (Software)	632	32,137
Solera Holdings, Inc. (Software)	711	40,939
Sonoco Products Co. (Packaging & Containers)	1,027	35,986
Sotheby’s - Class A (Commercial Services)	711	25,226
SPX Corp. (Miscellaneous Manufacturing)	474	35,318
StanCorp Financial Group, Inc. (Insurance)	474	20,467
Steel Dynamics, Inc. (Iron/Steel)	2,291	34,457
STERIS Corp. (Healthcare - Products)	632	26,285
Strayer Education, Inc. (Commercial Services)	158	7,483
Superior Energy Services, Inc.* (Oil & Gas Services)	1,659	45,772
SUPERVALU, Inc. (Food)	2,212	12,918
SVB Financial Group* (Banks)	474	33,706
Synopsys, Inc.* (Computers)	1,580	56,202
Synovus Financial Corp. (Banks)	8,216	22,101
Taubman Centers, Inc. (REIT)	632	54,042
TCF Financial Corp. (Banks)	1,738	25,288
Tech Data Corp.* (Electronics)	395	18,458
Techne Corp. (Healthcare - Products)	395	25,335
Teleflex, Inc. (Healthcare - Products)	395	30,861
Telephone & Data Systems, Inc. (Telecommunications)	1,027	23,046
Tellabs, Inc. (Telecommunications)	3,476	7,195
Tempur-Pedic International, Inc.* (Home Furnishings)	632	30,652
Terex Corp.* (Machinery - Construction & Mining)	1,185	33,891
The Brink’s Co. (Commercial Services)	474	12,566
The Cheesecake Factory, Inc. (Retail)	474	18,875
The Cooper Cos., Inc. (Healthcare - Products)	474	52,330
The Corporate Executive Board Co. (Commercial Services)	316	17,810
The Macerich Co. (REIT)	1,422	99,612
The New York Times Co.* - Class A (Media)	1,264	11,199
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	395	17,913
The Timken Co. (Metal Fabricate/Hardware)	869	45,683
The Valspar Corp. (Chemicals)	869	55,460
The Wendy’s Co. (Retail)	2,923	16,632
Thor Industries, Inc. (Home Builders)	474	17,581

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Thoratec Corp.* (Healthcare - Products)	632	$22,878
Tibco Software, Inc.* (Internet)	1,659	32,201
Tidewater, Inc. (Transportation)	553	29,005
Toll Brothers, Inc.* (Home Builders)	1,580	54,210
Tootsie Roll Industries, Inc. (Food)	254	7,932
Towers Watson & Co. - Class A (Commercial Services)	553	40,325
Tractor Supply Co. (Retail)	711	76,197
Trimble Navigation, Ltd.* (Electronics)	2,686	77,195
Trinity Industries, Inc. (Miscellaneous Manufacturing)	790	33,346
Triumph Group, Inc. (Aerospace/Defense)	553	44,185
Trustmark Corp. (Banks)	711	17,455
Tupperware Corp. (Household Products/Wares)	553	44,406
tw telecom, Inc.* (Telecommunications)	1,580	42,786
UDR, Inc. (REIT)	2,607	64,080
UGI Corp. (Gas)	1,185	48,560
Under Armour, Inc.* - Class A (Apparel)	790	45,093
Unit Corp.* (Oil & Gas)	474	19,922
United Natural Foods, Inc.* (Food)	553	27,617
United Rentals, Inc.* (Commercial Services)	948	49,875
United Therapeutics Corp.* (Biotechnology)	474	31,654
Universal Corp. (Agriculture)	237	13,639
Universal Health Services, Inc. - Class B (Healthcare - Services)	948	63,127
URS Corp. (Engineering & Construction)	790	34,697
UTI Worldwide, Inc. (Transportation)	1,106	16,247
Valassis Communications, Inc. (Commercial Services)	395	10,124
Valley National Bancorp (Banks)	2,054	18,465
Valmont Industries, Inc. (Metal Fabricate/Hardware)	237	34,538
ValueClick, Inc.* (Internet)	711	21,941
VCA Antech, Inc.* (Pharmaceuticals)	948	22,847
Vectren Corp. (Gas)	869	32,640
VeriFone Systems, Inc.* (Software)	1,106	23,757
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,291	175,994
Vishay Intertechnology, Inc.* (Electronics)	1,422	19,965
W.R. Berkley Corp. (Insurance)	1,185	51,453
Wabtec Corp. (Machinery - Diversified)	474	49,742
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	869	37,254
Washington Federal, Inc. (Savings & Loans)	1,106	18,990
Waste Connections, Inc. (Environmental Control)	1,264	47,969
Watsco, Inc. (Distribution/Wholesale)	316	26,664
Webster Financial Corp. (Banks)	869	20,309
Weingarten Realty Investors (REIT)	1,185	40,373
WellCare Health Plans, Inc.* (Healthcare - Services)	474	27,639
Werner Enterprises, Inc. (Transportation)	474	10,883
Westamerica Bancorp (Banks)	316	13,711
Westar Energy, Inc. (Electric)	1,343	46,951
WEX, Inc.* (Commercial Services)	395	29,933
WGL Holdings, Inc. (Gas)	553	25,560
Williams-Sonoma, Inc. (Retail)	869	46,648
WMS Industries, Inc.* (Leisure Time)	553	14,035
Woodward, Inc. (Electronics)	632	22,746
World Fuel Services Corp. (Retail)	790	32,035
Worthington Industries, Inc. (Metal Fabricate/Hardware)	553	17,796
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	553	25,797

TOTAL COMMON STOCKS (Cost $9,904,257)		14,043,952

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.9%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $9,371,021	$9,371,000	$9,371,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,371,000)		9,371,000

TOTAL INVESTMENT SECURITIES (Cost $19,275,257) - 97.3%		23,414,952
Net other assets (liabilities) - 2.7%		658,212

NET ASSETS - 100.0%		$24,073,164

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $875,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $4,284,970)	37	$164,030

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$4,371,653	$37,673
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	1,277,172	8,474
		$46,147

Mid-Cap ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$25,891	0.1%
Aerospace/Defense	182,847	0.8%
Agriculture	13,639	0.1%
Airlines	60,155	0.2%
Apparel	154,541	0.6%
Auto Manufacturers	37,218	0.2%
Banks	504,063	2.1%
Beverages	72,554	0.3%
Biotechnology	256,643	1.1%
Building Materials	198,383	0.8%
Chemicals	375,408	1.6%
Coal	27,727	0.1%
Commercial Services	746,928	3.1%
Computers	325,208	1.4%
Distribution/Wholesale	194,869	0.8%
Diversified Financial Services	305,594	1.3%
Electric	510,287	2.1%
Electrical Components & Equipment	270,676	1.1%
Electronics	328,469	1.4%
Engineering & Construction	125,304	0.5%
Entertainment	83,142	0.3%
Environmental Control	94,641	0.4%
Food	279,814	1.2%
Forest Products & Paper	27,456	0.1%
Gas	194,957	0.8%
Hand/Machine Tools	117,866	0.5%
Healthcare - Products	454,667	1.9%
Healthcare - Services	303,429	1.3%
Home Builders	187,599	0.8%
Home Furnishings	30,652	0.1%
Household Products/Wares	206,508	0.9%
Insurance	694,405	2.9%
Internet	243,269	1.0%
Investment Companies	18,792	0.1%
Iron/Steel	124,498	0.5%
Leisure Time	86,748	0.4%
Machinery - Construction & Mining	33,891	0.1%
Machinery - Diversified	299,138	1.2%
Media	130,280	0.5%
Metal Fabricate/Hardware	98,017	0.4%
Mining	66,864	0.3%
Miscellaneous Manufacturing	300,522	1.2%
Office Furnishings	32,177	0.1%
Oil & Gas	442,954	1.8%
Oil & Gas Services	290,199	1.2%
Packaging & Containers	201,853	0.8%
Pharmaceuticals	114,675	0.5%
Real Estate	63,079	0.3%
REIT	1,551,658	6.5%
Retail	847,798	3.5%
Savings & Loans	124,720	0.5%
Semiconductors	295,992	1.2%
Shipbuilding	29,254	0.1%
Software	504,575	2.1%
Telecommunications	206,644	0.9%
Textiles	70,076	0.3%
Transportation	402,962	1.7%
Trucking & Leasing	24,150	0.1%
Water	47,627	0.2%
Other**	10,029,212	41.6%
Total	$24,073,164	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund:: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (55.4%)
3D Systems Corp.* (Computers)	324	$12,390
8x8, Inc.* (Telecommunications)	648	4,685
AAR Corp. (Aerospace/Defense)	324	5,787
Abaxis, Inc. (Healthcare - Products)	108	4,611
ABIOMED, Inc.* (Healthcare - Products)	180	3,325
ABM Industries, Inc. (Commercial Services)	468	10,553
Acacia Research Corp.* (Commercial Services)	288	6,860
Acadia Healthcare Co., Inc.* (Healthcare - Services)	180	5,679
Acadia Realty Trust (REIT)	252	7,195
Acco Brands Corp.* (Household Products/Wares)	792	5,346
Accretive Health, Inc.* (Commercial Services)	396	4,174
Accuray, Inc.* (Healthcare - Products)	504	2,218
Accuride Corp.* (Auto Parts & Equipment)	504	2,591
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	396	2,986
ACI Worldwide, Inc.* (Software)	180	8,462
Acorda Therapeutics, Inc.* (Biotechnology)	216	8,547
Actuant Corp. - Class A (Miscellaneous Manufacturing)	432	13,522
Acuity Brands, Inc. (Electrical Components & Equipment)	216	15,759
Acxiom Corp.* (Software)	504	10,025
ADTRAN, Inc. (Telecommunications)	360	7,560
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	252	4,279
Advent Software, Inc.* (Software)	144	4,182
Advisory Board Co.* (Commercial Services)	180	8,847
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	216	9,081
Aegion Corp.* (Engineering & Construction)	180	3,791
Aeropostale, Inc.* (Retail)	432	6,333
Aerovironment, Inc.* (Aerospace/Defense)	180	3,485
AFC Enterprises, Inc.* (Retail)	180	5,738
Affymetrix, Inc.* (Biotechnology)	252	227
Air Methods Corp. (Healthcare - Services)	216	7,903
Aircastle, Ltd. (Diversified Financial Services)	468	6,533
Akorn, Inc.* (Pharmaceuticals)	468	7,043
Alaska Air Group, Inc.* (Airlines)	360	22,190
Albany International Corp. - Class A (Machinery - Diversified)	288	8,366
Align Technology, Inc.* (Healthcare - Products)	360	11,923
Alkermes PLC* (Pharmaceuticals)	720	22,039
Allegiant Travel Co. (Airlines)	72	6,473
ALLETE, Inc. (Electric)	324	16,637
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	288	6,898
Alterra Capital Holdings, Ltd. (Insurance)	468	15,233
Altra Holdings, Inc. (Machinery - Diversified)	180	4,797
AMCOL International Corp. (Mining)	108	3,323
Amedisys, Inc.* (Healthcare - Services)	216	2,169
American Assets Trust, Inc. (REIT)	324	10,938
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	396	5,295
American Equity Investment Life Holding Co. (Insurance)	720	10,973
American Greetings Corp. - Class A (Household Products/Wares)	216	3,983
American Public Education, Inc.* (Commercial Services)	108	3,621
American Science & Engineering, Inc. (Electronics)	72	4,643
American States Water Co. (Water)	144	7,989
American Vanguard Corp. (Chemicals)	216	6,229
Ameristar Casinos, Inc. (Lodging)	180	4,750
Amkor Technology, Inc.* (Semiconductors)	648	2,741
AmSurg Corp.* (Healthcare - Services)	144	4,833
AmTrust Financial Services, Inc. (Insurance)	216	6,839
Analogic Corp. (Electronics)	72	5,723
Angie’s List, Inc.* (Internet)	324	7,854
Anixter International, Inc. (Telecommunications)	144	10,331
ANN, Inc.* (Retail)	288	8,508
Annie’s, Inc.* (Food)	72	2,721
Antares Pharma, Inc.* (Pharmaceuticals)	828	3,138
Anworth Mortgage Asset Corp. (REIT)	648	4,089
Apogee Enterprises, Inc. (Building Materials)	252	6,421
Apollo Investment Corp. (Investment Companies)	936	8,246
Applied Industrial Technologies, Inc. (Machinery - Diversified)	288	12,168
Applied Micro Circuits Corp.* (Semiconductors)	576	4,297
Approach Resources, Inc.* (Oil & Gas)	180	4,270
Arabian American Development Co.* (Oil & Gas)	252	1,918
Arbitron, Inc. (Commercial Services)	108	5,043
Arch Coal, Inc. (Coal)	1,044	5,063
Arctic Cat, Inc.* (Leisure Time)	72	3,239
Arena Pharmaceuticals, Inc.* (Biotechnology)	792	6,526
Argo Group International Holdings, Ltd. (Insurance)	144	5,969
Arkansas Best Corp. (Transportation)	252	2,649
Arlington Asset Investment Corp. - Class A (Investment Companies)	180	4,876
Array BioPharma, Inc.* (Pharmaceuticals)	864	5,141
ARRIS Group, Inc.* (Telecommunications)	792	13,076
ArthroCare Corp.* (Healthcare - Products)	144	4,990
Aruba Networks, Inc.* (Telecommunications)	540	12,144
Asbury Automotive Group, Inc.* (Retail)	180	7,216
Ashford Hospitality Trust (REIT)	432	5,564
Aspen Technology, Inc.* (Software)	504	15,361
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	216	2,575

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Associated Estates Realty Corp. (REIT)	432	$7,720
Astec Industries, Inc. (Machinery - Construction & Mining)	144	4,728
Astex Pharmaceuticals, Inc.* (Biotechnology)	1,548	10,649
Astoria Financial Corp. (Savings & Loans)	684	6,560
athenahealth, Inc.* (Software)	144	13,861
Atlantic Power Corp. (Electric)	504	2,369
Atlantic Tele-Network, Inc. (Telecommunications)	108	5,483
Atlas Air Worldwide Holdings, Inc.* (Transportation)	144	5,386
ATMI, Inc.* (Semiconductors)	180	3,915
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	216	3,225
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	1,152	3,675
Aveo Phamaceuticals, Inc.* (Commercial Services)	288	1,472
Avis Budget Group, Inc.* (Commercial Services)	540	15,574
Avista Corp. (Electric)	324	9,088
Axiall Corp. (Chemicals)	180	9,441
B&G Foods, Inc. - Class A (Food)	288	8,888
Badger Meter, Inc. (Electronics)	72	3,145
Balchem Corp. (Chemicals)	144	6,241
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	180	4,084
BancorpSouth, Inc. (Banks)	684	10,944
Bank of the Ozarks, Inc. (Banks)	180	7,367
Bankrate, Inc.* (Internet)	360	4,853
Banner Corp. (Banks)	144	4,704
Barnes & Noble, Inc.* (Retail)	180	3,263
Barnes Group, Inc. (Miscellaneous Manufacturing)	324	8,997
BBCN Bancorp, Inc. (Banks)	684	8,810
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	216	8,236
bebe Stores, Inc. (Retail)	576	3,260
Belden, Inc. (Electrical Components & Equipment)	252	12,454
Benchmark Electronics, Inc.* (Electronics)	504	8,991
Berry Petroleum Co. - Class A (Oil & Gas)	288	13,798
BGC Partners, Inc. - Class A (Diversified Financial Services)	612	3,501
Bill Barrett Corp.* (Oil & Gas)	288	5,720
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	144	3,672
BioScrip, Inc.* (Pharmaceuticals)	396	5,489
BJ’s Restaurants, Inc.* (Retail)	108	3,704
Black Box Corp. (Telecommunications)	108	2,346
Black Hills Corp. (Electric)	432	20,257
Blackbaud, Inc. (Software)	180	5,276
BlackRock Kelso Capital Corp. (Investment Companies)	360	3,582
Blount International, Inc.* (Miscellaneous Manufacturing)	468	6,501
Blucora, Inc.* (Internet)	216	3,190
Blyth, Inc. (Household Products/Wares)	72	1,187
Bob Evans Farms, Inc. (Retail)	108	4,681
Boise, Inc. (Forest Products & Paper)	504	4,027
Boston Beer Co., Inc.* - Class A (Beverages)	36	6,096
Boston Private Financial Holdings, Inc. (Banks)	396	3,817
Bottomline Technologies, Inc.* (Software)	252	6,602
Boulder Brands, Inc.* (Food)	432	3,892
Boyd Gaming Corp.* (Lodging)	504	6,048
Brady Corp. - Class A (Electronics)	360	12,196
Bridgepoint Education, Inc.* (Commercial Services)	252	2,717
Briggs & Stratton Corp. (Machinery - Diversified)	432	9,716
Bristow Group, Inc. (Transportation)	180	11,376
BroadSoft, Inc.* (Internet)	144	3,681
Brookline Bancorp, Inc. (Savings & Loans)	540	4,536
Brooks Automation, Inc. (Semiconductors)	360	3,499
Brown Shoe Co., Inc. (Retail)	288	4,870
Brunswick Corp. (Leisure Time)	396	12,538
Buckeye Technologies, Inc. (Forest Products & Paper)	180	6,766
Buffalo Wild Wings, Inc.* (Retail)	108	9,720
C&J Energy Services, Inc.* (Oil & Gas Services)	288	5,700
Cabela’s, Inc.* (Retail)	288	18,491
Cabot Microelectronics Corp.* (Semiconductors)	144	4,825
CACI International, Inc.* - Class A (Computers)	144	8,423
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	756	5,352
Caesars Entertainment Corp.* (Lodging)	288	4,582
Calgon Carbon Corp.* (Environmental Control)	468	7,975
California Water Service Group (Water)	432	8,662
Calix, Inc.* (Telecommunications)	324	2,764
Callaway Golf Co. (Leisure Time)	432	2,894
Cal-Maine Foods, Inc. (Food)	72	3,073
Cambrex Corp.* (Biotechnology)	324	4,047
Campus Crest Communities, Inc. (REIT)	360	4,918
Cantel Medical Corp. (Healthcare - Products)	144	4,552
Capstead Mortgage Corp. (REIT)	540	7,171
Cardtronics, Inc.* (Commercial Services)	216	6,050
Career Education Corp.* (Commercial Services)	612	1,340
Carrizo Oil & Gas, Inc.* (Oil & Gas)	216	5,232
Casey’s General Stores, Inc. (Retail)	216	12,509
Cash America International, Inc. (Retail)	180	7,854
Cathay Bancorp, Inc. (Banks)	792	15,611
Cavium, Inc.* (Semiconductors)	288	9,057
Cbeyond, Inc.* (Telecommunications)	432	3,793
CBIZ, Inc.* (Commercial Services)	468	3,037

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CEC Entertainment, Inc. (Retail)	108	$3,604
Cedar Realty Trust, Inc. (REIT)	684	4,384
Centene Corp.* (Healthcare - Services)	252	11,642
Central Garden & Pet Co.* - Class A (Household Products/Wares)	432	3,802
Central Pacific Financial Corp.* (Banks)	324	5,456
Century Aluminum Co.* (Mining)	576	4,700
Cepheid, Inc.* (Healthcare - Products)	360	13,727
CEVA, Inc.* (Semiconductors)	180	2,747
CH Energy Group, Inc. (Electric)	72	4,678
Chart Industries, Inc.* (Machinery - Diversified)	144	12,212
Checkpoint Systems, Inc.* (Electronics)	360	4,165
Chemed Corp. (Commercial Services)	72	5,877
Chemtura Corp.* (Chemicals)	576	12,246
Chesapeake Lodging Trust (REIT)	216	5,111
CIBER, Inc.* (Computers)	612	2,607
Ciena Corp.* (Telecommunications)	432	6,463
Cincinnati Bell, Inc.* (Telecommunications)	900	3,168
CIRCOR International, Inc. (Metal Fabricate/Hardware)	144	6,816
Cirrus Logic, Inc.* (Semiconductors)	288	5,561
City Holding Co. (Banks)	72	2,749
Clarcor, Inc. (Miscellaneous Manufacturing)	288	14,890
Clayton Williams Energy, Inc.* (Oil & Gas)	108	4,169
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	360	4,748
Clearwater Paper Corp.* (Forest Products & Paper)	108	4,970
Cleco Corp. (Electric)	288	14,262
Cloud Peak Energy, Inc.* (Coal)	396	7,738
Clovis Oncology, Inc.* (Pharmaceuticals)	108	4,041
CNO Financial Group, Inc. (Insurance)	1,152	13,041
Coeur d’Alene Mines Corp.* (Mining)	540	8,230
Cogent Communications Group, Inc. (Internet)	252	7,217
Cognex Corp. (Machinery - Diversified)	252	10,004
Cohen & Steers, Inc. (Diversified Financial Services)	108	4,267
Coherent, Inc. (Electronics)	144	8,054
Coinstar, Inc.* (Retail)	144	7,605
Colonial Properties Trust (REIT)	432	10,027
Colony Financial, Inc. (REIT)	504	11,239
Columbia Banking System, Inc. (Banks)	324	6,956
Columbia Sportswear Co. (Apparel)	108	6,329
Community Bank System, Inc. (Banks)	360	10,310
Community Trust Bancorp, Inc. (Banks)	72	2,493
CommVault Systems, Inc.* (Software)	216	15,884
comScore, Inc.* (Internet)	216	3,493
Comstock Resources, Inc.* (Oil & Gas)	288	4,510
Conceptus, Inc.* (Healthcare - Products)	144	4,465
CONMED Corp. (Healthcare - Products)	144	4,512
Consolidated Communications Holdings, Inc. (Telecommunications)	324	5,971
Constant Contact, Inc.* (Internet)	144	2,104
Convergys Corp. (Commercial Services)	792	13,480
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	324	8,064
Cornerstone OnDemand, Inc.* (Software)	252	9,143
CoStar Group, Inc.* (Commercial Services)	108	11,708
Cousins Properties, Inc. (REIT)	540	5,897
Cracker Barrel Old Country Store, Inc. (Retail)	108	8,936
Cray, Inc.* (Computers)	252	5,332
Credit Acceptance Corp.* (Diversified Financial Services)	36	3,612
Crocs, Inc.* (Apparel)	468	7,497
CSG Systems International, Inc.* (Software)	288	6,224
CubeSmart (REIT)	576	10,120
Cubic Corp. (Aerospace/Defense)	144	6,188
Cubist Pharmaceuticals, Inc.* (Biotechnology)	324	14,877
Curis, Inc.* (Biotechnology)	648	2,430
Curtiss-Wright Corp. (Aerospace/Defense)	288	9,458
CVB Financial Corp. (Banks)	720	7,826
CVR Energy, Inc. (Oil & Gas)	144	7,095
Cyberonics, Inc.* (Healthcare - Products)	108	4,689
Cymer, Inc.* (Electronics)	144	15,086
Dana Holding Corp. (Auto Parts & Equipment)	576	9,935
Darling International, Inc.* (Environmental Control)	756	13,994
DCT Industrial Trust, Inc. (REIT)	864	6,765
DealerTrack Holdings, Inc.* (Internet)	216	6,016
Delek US Holdings, Inc. (Oil & Gas)	180	6,496
Deltic Timber Corp. (Forest Products & Paper)	36	2,249
Deluxe Corp. (Commercial Services)	432	16,477
Demand Media, Inc.* (Media)	396	3,429
Dendreon Corp.* (Biotechnology)	792	3,730
DepoMed, Inc.* (Pharmaceuticals)	612	3,372
Dexcom, Inc.* (Healthcare - Products)	396	6,498
DFC Global Corp.* (Commercial Services)	324	4,374
DiamondRock Hospitality Co. (REIT)	936	9,341
Dice Holdings, Inc.* (Internet)	360	3,038
Digital River, Inc.* (Internet)	288	4,170
DigitalGlobe, Inc.* (Telecommunications)	504	14,712
Dime Community Bancshares, Inc. (Savings & Loans)	216	3,082
DineEquity, Inc. (Retail)	72	5,129
Diodes, Inc.* (Semiconductors)	360	7,294
Dole Food Co., Inc.* (Food)	432	4,648
Domino’s Pizza, Inc. (Retail)	324	17,886
Dorman Products, Inc. (Auto Parts & Equipment)	180	6,793
Douglas Dynamics, Inc. (Auto Parts & Equipment)	288	4,029
Dril-Quip, Inc.* (Oil & Gas Services)	180	15,068
DuPont Fabros Technology, Inc. (REIT)	396	9,955
DXP Enterprises, Inc.* (Machinery - Diversified)	72	4,815

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dycom Industries, Inc.* (Engineering & Construction)	252	$4,869
Dynavax Technologies Corp.* (Biotechnology)	1,080	2,538
Dynex Capital, Inc. (REIT)	468	5,031
E.W. Scripps Co.* (Media)	324	4,500
Eagle Materials, Inc. (Building Materials)	216	14,635
EarthLink, Inc. (Internet)	576	3,277
EastGroup Properties, Inc. (REIT)	180	11,353
Ebix, Inc. (Software)	252	4,690
Echo Global Logistics, Inc.* (Transportation)	180	3,123
Education Realty Trust, Inc. (REIT)	540	5,935
El Paso Electric Co. (Electric)	432	16,183
Electronics for Imaging, Inc.* (Computers)	288	7,695
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	180	7,371
Ellie Mae, Inc.* (Diversified Financial Services)	180	4,684
EMCOR Group, Inc. (Engineering & Construction)	396	14,810
Emergent Biosolutions, Inc.* (Biotechnology)	252	3,866
Empire District Electric Co. (Electric)	432	9,966
Employers Holdings, Inc. (Insurance)	216	4,892
Emulex Corp.* (Semiconductors)	612	3,672
Encore Capital Group, Inc.* (Diversified Financial Services)	180	5,128
Encore Wire Corp. (Electrical Components & Equipment)	144	4,716
Endologix, Inc.* (Healthcare - Products)	324	4,866
Energy XXI (Bermuda), Ltd. (Oil & Gas)	288	6,549
EnerSys* (Electrical Components & Equipment)	252	11,552
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	108	5,322
Entegris, Inc.* (Semiconductors)	864	8,191
Entropic Communications, Inc.* (Semiconductors)	648	2,748
Enzon Pharmaceuticals, Inc. (Biotechnology)	540	1,782
EPL Oil & Gas, Inc.* (Oil & Gas)	216	7,057
EPR Properties (REIT)	324	18,319
Equity One, Inc. (REIT)	576	14,681
ESCO Technologies, Inc. (Electronics)	108	3,885
Esterline Technologies Corp.* (Aerospace/Defense)	144	10,806
Ethan Allen Interiors, Inc. (Home Furnishings)	144	4,216
Euronet Worldwide, Inc.* (Commercial Services)	360	10,991
EverBank Financial Corp. (Savings & Loans)	504	8,064
Evercore Partners, Inc. - Class A (Diversified Financial Services)	252	9,513
Exact Sciences Corp.* (Biotechnology)	396	3,699
ExactTarget, Inc.* (Internet)	216	4,229
ExamWorks Group, Inc.* (Commercial Services)	252	4,561
Exelixis, Inc.* (Biotechnology)	756	3,924
Exlservice Holdings, Inc.* (Commercial Services)	216	7,046
Exponent, Inc. (Engineering & Construction)	72	3,794
Express, Inc.* (Retail)	468	8,522
Exterran Holdings, Inc.* (Oil & Gas Services)	396	10,462
Extreme Networks, Inc.* (Telecommunications)	828	2,757
EZCORP, Inc.* - Class A (Retail)	216	3,650
F.N.B. Corp. (Banks)	1,008	11,481
Fabrinet* (Miscellaneous Manufacturing)	216	2,966
Fair Isaac Corp. (Software)	144	6,708
FARO Technologies, Inc.* (Electronics)	72	2,793
FBL Financial Group, Inc. - Class A (Insurance)	144	5,661
Federal Signal Corp.* (Miscellaneous Manufacturing)	468	3,632
Federal-Mogul Corp.* (Auto Parts & Equipment)	360	2,693
FEI Co. (Electronics)	180	11,498
FelCor Lodging Trust, Inc.* (REIT)	612	3,660
Ferro Corp.* (Chemicals)	648	4,562
Fifth & Pacific Cos., Inc.* (Retail)	504	10,393
Fifth Street Finance Corp. (Investment Companies)	468	5,167
Financial Engines, Inc. (Diversified Financial Services)	216	7,856
Finisar Corp.* (Telecommunications)	468	6,009
First American Financial Corp. (Insurance)	684	18,310
First BanCorp.* (Banks)	1,044	6,170
First Cash Financial Services, Inc.* (Retail)	108	5,559
First Commonwealth Financial Corp. (Banks)	792	5,663
First Financial Bancorp (Banks)	360	5,533
First Financial Bankshares, Inc. (Banks)	144	7,115
First Industrial Realty Trust, Inc. (REIT)	576	10,333
First Midwest Bancorp, Inc. (Banks)	540	6,777
First Potomac Realty Trust (REIT)	468	7,488
First Solar, Inc.* (Semiconductors)	360	16,762
FirstMerit Corp. (Banks)	1,116	19,118
Flotek Industries, Inc.* (Oil & Gas Services)	324	5,197
Forest Oil Corp.* (Oil & Gas)	792	3,318
FormFactor, Inc.* (Semiconductors)	396	1,960
Forum Energy Technologies, Inc.* (Oil & Gas Services)	324	9,010
Forward Air Corp. (Transportation)	108	3,984
Francesca’s Holdings Corp.* (Retail)	180	5,141
Franklin Street Properties Corp. (REIT)	396	6,047
Fred’s, Inc. - Class A (Retail)	216	3,074
Fresh Del Monte Produce, Inc. (Food)	360	9,148
FTI Consulting, Inc.* (Commercial Services)	288	9,539

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fuller (H.B.) Co. (Chemicals)	360	$13,644
GasLog, Ltd. (Transportation)	360	4,608
Generac Holdings, Inc. (Electrical Components & Equipment)	216	7,761
Genesco, Inc.* (Retail)	144	8,863
Genesee & Wyoming, Inc.* - Class A (Transportation)	216	18,403
Genomic Health, Inc.* (Healthcare - Products)	144	4,372
Getty Realty Corp. (REIT)	216	4,625
Glacier Bancorp, Inc. (Banks)	432	7,970
Glatfelter (Forest Products & Paper)	504	12,096
Glimcher Realty Trust (REIT)	648	8,126
Global Cash Access Holdings, Inc.* (Commercial Services)	504	3,594
Global Power Equipment Group, Inc. (Machinery - Diversified)	144	2,376
Globe Specialty Metals, Inc. (Mining)	396	5,172
Glu Mobile, Inc.* (Software)	576	1,774
Gold Resource Corp. (Mining)	180	1,843
Government Properties Income Trust (REIT)	324	8,440
GP Strategies Corp.* (Miscellaneous Manufacturing)	144	3,175
Grand Canyon Education, Inc.* (Commercial Services)	324	8,285
Granite Construction, Inc. (Engineering & Construction)	288	7,969
Graphic Packaging Holding Co.* (Packaging & Containers)	828	6,227
Great Lakes Dredge & Dock Co. (Commercial Services)	432	2,989
Greatbatch, Inc.* (Healthcare - Products)	288	8,047
Green Dot Corp.* - Class A (Commercial Services)	216	3,393
Greenhill & Co., Inc. (Diversified Financial Services)	216	9,977
Group 1 Automotive, Inc. (Retail)	144	8,709
GSI Group, Inc.* (Electronics)	252	2,152
GT Advanced Technologies, Inc.* (Semiconductors)	648	2,547
Guidewire Software, Inc.* (Software)	144	5,772
GulfMark Offshore, Inc. - Class A (Transportation)	144	5,993
Gulfport Energy Corp.* (Oil & Gas)	288	15,031
H&E Equipment Services, Inc. (Commercial Services)	216	4,398
Haemonetics Corp.* (Healthcare - Products)	288	11,088
Halcon Resources Corp.* (Oil & Gas)	684	4,473
Halozyme Therapeutics, Inc.* (Biotechnology)	504	3,044
Hancock Holding Co. (Banks)	468	12,762
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	252	7,658
Harbinger Group, Inc.* (Holding Companies - Diversified)	540	4,882
Harmonic, Inc.* (Telecommunications)	972	5,521
Harris Teeter Supermarkets, Inc. (Food)	288	12,035
Harvest Natural Resources, Inc.* (Oil & Gas)	432	1,417
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	180	4,351
Headwaters, Inc.* (Building Materials)	540	5,864
Healthcare Realty Trust, Inc. (REIT)	396	11,888
Healthcare Services Group, Inc. (Commercial Services)	540	12,037
HealthSouth Corp.* (Healthcare - Services)	576	15,839
HealthStream, Inc.* (Internet)	108	2,480
Heartland Express, Inc. (Transportation)	540	7,328
Heartland Payment Systems, Inc. (Commercial Services)	288	9,472
HeartWare International, Inc.* (Healthcare - Products)	72	6,999
Hecla Mining Co. (Mining)	1,584	5,386
HEICO Corp. (Aerospace/Defense)	288	12,674
Helen of Troy, Ltd.* (Household Products/Wares)	144	5,022
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	612	14,100
Hercules Offshore, Inc.* (Oil & Gas)	1,332	9,817
Hercules Technology Growth Capital, Inc. (Private Equity)	324	4,309
Herman Miller, Inc. (Office Furnishings)	360	9,032
Hersha Hospitality Trust (REIT)	828	4,951
Hexcel Corp.* (Miscellaneous Manufacturing)	540	16,470
HFF, Inc. - Class A (Real Estate)	216	4,525
Hibbett Sports, Inc.* (Retail)	108	5,924
Higher One Holdings, Inc.* (Diversified Financial Services)	288	2,840
Highwoods Properties, Inc. (REIT)	324	13,294
Hillenbrand, Inc. (Miscellaneous Manufacturing)	576	14,475
Hilltop Holdings, Inc.* (Insurance)	288	3,856
Hittite Microwave Corp.* (Semiconductors)	144	8,080
HMS Holdings Corp.* (Commercial Services)	468	11,798
HNI Corp. (Office Furnishings)	216	7,437
Home Bancshares, Inc. (Banks)	108	4,290
Horace Mann Educators Corp. (Insurance)	360	8,118
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	180	8,086
HSN, Inc. (Retail)	216	11,357
Hub Group, Inc.* - Class A (Transportation)	216	7,916
Hudson Pacific Properties, Inc. (REIT)	396	9,033
Huron Consulting Group, Inc.* (Commercial Services)	144	6,016
IBERIABANK Corp. (Banks)	216	9,854
ICF International, Inc.* (Commercial Services)	144	3,904
Iconix Brand Group, Inc.* (Apparel)	360	10,314
ICU Medical, Inc.* (Healthcare - Products)	108	6,507
IDACORP, Inc. (Electric)	288	14,172

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	468	$1,732
iGATE Corp.* (Computers)	180	3,004
II-VI, Inc.* (Electronics)	396	6,126
ImmunoGen, Inc.* (Biotechnology)	432	6,921
Impax Laboratories, Inc.* (Pharmaceuticals)	432	7,560
Imperva, Inc.* (Software)	144	5,613
Infinera Corp.* (Telecommunications)	864	7,275
Infoblox, Inc.* (Software)	144	3,184
Inland Real Estate Corp. (REIT)	684	7,743
InnerWorkings, Inc.* (Software)	288	2,900
Innophos Holdings, Inc. (Chemicals)	108	5,541
Innospec, Inc. (Chemicals)	144	6,337
Insight Enterprises, Inc.* (Computers)	216	3,914
Insperity, Inc. (Commercial Services)	216	5,968
Insulet Corp.* (Healthcare - Products)	288	7,269
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	108	3,783
Integrated Device Technology, Inc.* (Semiconductors)	792	5,631
InterDigital, Inc. (Telecommunications)	252	11,190
Interface, Inc. (Office Furnishings)	504	8,437
Intermec, Inc.* (Machinery - Diversified)	576	5,668
InterMune, Inc.* (Biotechnology)	396	3,695
International Bancshares Corp. (Banks)	324	6,286
International Rectifier Corp.* (Semiconductors)	648	13,743
International Speedway Corp. - Class A (Entertainment)	252	8,283
Intersections, Inc. (Commercial Services)	180	1,721
Intersil Corp. - Class A (Semiconductors)	828	6,425
Interval Leisure Group, Inc. (Leisure Time)	216	4,117
Intralinks Holdings, Inc.* (Internet)	648	3,707
Invacare Corp. (Healthcare - Products)	288	3,874
InvenSense, Inc.* (Electronics)	252	2,349
Invesco Mortgage Capital, Inc. (REIT)	612	13,097
Investment Technology Group, Inc.* (Diversified Financial Services)	432	4,704
Investors Bancorp, Inc. (Savings & Loans)	612	12,117
ION Geophysical Corp.* (Oil & Gas Services)	684	4,268
IPC The Hospitalist Co.* (Healthcare - Services)	108	4,927
Iridium Communications, Inc.* (Telecommunications)	468	3,140
iRobot Corp.* (Machinery - Diversified)	144	4,189
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	468	7,118
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	684	15,315
Ixia* (Telecommunications)	288	4,743
J & J Snack Foods Corp. (Food)	72	5,401
j2 Global, Inc. (Computers)	360	14,652
Jack in the Box, Inc.* (Retail)	288	10,325
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	396	4,321
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	216	12,604
JetBlue Airways Corp.* (Airlines)	1,044	7,193
Jive Software, Inc.* (Software)	144	1,957
Jos. A. Bank Clothiers, Inc.* (Retail)	108	4,717
K12, Inc.* (Commercial Services)	180	4,585
Kaiser Aluminum Corp. (Mining)	72	4,536
Kaman Corp. (Aerospace/Defense)	108	3,649
KapStone Paper & Packaging Corp. (Forest Products & Paper)	324	9,584
Kaydon Corp. (Metal Fabricate/Hardware)	324	7,724
KB Home (Home Builders)	324	7,303
Kennedy-Wilson Holdings, Inc. (Real Estate)	360	5,987
Key Energy Services, Inc.* (Oil & Gas Services)	900	5,346
Keynote Systems, Inc. (Internet)	216	2,421
Knight Capital Group, Inc.* - Class A (Diversified Financial Services)	684	2,421
Knight Transportation, Inc. (Transportation)	684	10,684
Knoll, Inc. (Office Furnishings)	396	6,162
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,188	9,302
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	108	4,742
Korn/Ferry International* (Commercial Services)	432	7,150
Kraton Performance Polymers, Inc.* (Chemicals)	216	4,905
Krispy Kreme Doughnuts, Inc.* (Retail)	576	7,868
Laclede Group, Inc. (Gas)	144	6,726
Lakeland Bancorp, Inc. (Banks)	216	2,065
Lancaster Colony Corp. (Food)	72	5,683
LaSalle Hotel Properties (REIT)	468	12,135
Lattice Semiconductor Corp.* (Semiconductors)	828	3,850
La-Z-Boy, Inc. (Home Furnishings)	360	6,502
Leap Wireless International, Inc.* (Telecommunications)	396	2,265
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	396	3,540
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	2,016	3,992
Lexington Realty Trust (REIT)	684	8,762
Life Time Fitness, Inc.* (Leisure Time)	216	9,975
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	180	4,918
Lindsay Manufacturing Co. (Machinery - Diversified)	108	8,297
Lions Gate Entertainment Corp.* (Entertainment)	432	10,718
Liquidity Services, Inc.* (Internet)	144	4,738
Lithia Motors, Inc. - Class A (Retail)	144	7,131
Littelfuse, Inc. (Electrical Components & Equipment)	108	7,541
Live Nation, Inc.* (Commercial Services)	720	9,094
LivePerson, Inc.* (Computers)	324	4,154
LogMeIn, Inc.* (Telecommunications)	144	3,252

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Loral Space & Communications, Inc. (Telecommunications)	72		$4,429
Louisiana-Pacific Corp.* (Building Materials)	576		10,437
LSB Industries, Inc.* (Miscellaneous Manufacturing)	144		4,703
LTC Properties, Inc. (REIT)	144		6,696
LTX-Credence Corp.* (Semiconductors)	432		2,549
Lufkin Industries, Inc. (Oil & Gas Services)	144		12,714
Lumber Liquidators Holdings, Inc.* (Retail)	144		11,802
Luminex Corp.* (Healthcare - Products)	180		2,993
M.D.C. Holdings, Inc. (Home Builders)	144		5,414
Magellan Health Services, Inc.* (Healthcare - Services)	144		7,367
magicJack VocalTec, Ltd.* (Internet)	144		2,380
Magnum Hunter Resources Corp.* (Oil & Gas)	1,080		2,938
Main Street Capital Corp. (Investment Companies)	216		6,493
MAKO Surgical Corp.* (Healthcare - Products)	180		1,906
Manhattan Associates, Inc.* (Computers)	108		7,583
MannKind Corp.* (Pharmaceuticals)	1,332		5,261
ManTech International Corp. - Class A (Software)	180		4,804
MarketAxess Holdings, Inc. (Diversified Financial Services)	252		10,665
Marriott Vacations Worldwide Corp.* (Entertainment)	180		8,186
Masimo Corp. (Healthcare - Products)	360		7,222
MasTec, Inc.* (Engineering & Construction)	468		13,010
Matthews International Corp. - Class A (Commercial Services)	144		5,301
MAXIMUS, Inc. (Commercial Services)	216		17,213
MB Financial, Inc. (Banks)	252		6,240
McEwen Mining, Inc.* (Mining)	1,656		3,858
McGrath Rentcorp (Commercial Services)	144		4,473
McMoRan Exploration Co.* (Oil & Gas)	540		8,937
Meadowbrook Insurance Group, Inc. (Insurance)	324		2,521
Measurement Specialties, Inc.* (Electronics)	108		4,619
MedAssets, Inc.* (Software)	360		6,743
Medical Properties Trust, Inc. (REIT)	684		11,006
Medidata Solutions, Inc.* (Software)	108		7,167
Medley Capital Corp. (Private Equity)	360		5,609
MEMC Electronic Materials, Inc.* (Semiconductors)	1,260		6,804
Mentor Graphics Corp. (Computers)	468		8,546
Meredith Corp. (Media)	252		9,783
Meridian Bioscience, Inc. (Healthcare - Products)	180		3,652
Merit Medical Systems, Inc.* (Healthcare - Products)	360		3,481
Meritage Homes Corp.* (Home Builders)	144		7,026
Meritor, Inc.* (Auto Parts & Equipment)	612		3,550
MetroCorp Bancshares, Inc.* (Banks)	324		3,256
MGIC Investment Corp.* (Insurance)	1,764		9,526
Micrel, Inc. (Semiconductors)	396		3,984
Microsemi Corp.* (Semiconductors)	396		8,237
MicroStrategy, Inc.* - Class A (Software)	36		3,247
Millennial Media, Inc.* (Advertising)	216		1,497
Mine Safety Appliances Co. (Environmental Control)	180		8,640
Minerals Technologies, Inc. (Chemicals)	144		5,851
Mistras Group, Inc.* (Engineering & Construction)	144		2,729
MKS Instruments, Inc. (Semiconductors)	216		5,804
Mobile Mini, Inc.* (Storage/Warehousing)	324		9,114
Molina Healthcare, Inc.* (Healthcare - Services)	144		4,781
Momenta Pharmaceuticals, Inc.* (Biotechnology)	324		3,992
Monmouth Real Estate Investment Corp. - Class A (REIT)	360		3,830
Monolithic Power Systems, Inc. (Semiconductors)	180		4,342
Monotype Imaging Holdings, Inc. (Software)	180		4,174
Monro Muffler Brake, Inc. (Commercial Services)	180		7,445
Monster Worldwide, Inc.* (Commercial Services)	684		2,996
Montpelier Re Holdings, Ltd. (Insurance)	468		12,056
Moog, Inc.* - Class A (Aerospace/Defense)	144		6,654
Move, Inc.* (Internet)	0	†	3
MTS Systems Corp. (Computers)	72		4,388
Mueller Industries, Inc. (Metal Fabricate/Hardware)	216		11,184
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	1,008		5,967
Multi-Color Corp. (Commercial Services)	144		3,724
Multimedia Games Holding Co., Inc.* (Entertainment)	216		5,327
MVC Capital, Inc. (Investment Companies)	216		2,806
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	36		4,238
Myers Industries, Inc. (Miscellaneous Manufacturing)	180		2,668
MYR Group, Inc.* (Engineering & Construction)	180		4,104
Nanometrics, Inc.* (Semiconductors)	216		3,030
Nash Finch Co. (Food)	144		2,959
National CineMedia, Inc. (Entertainment)	324		5,262
National Financial Partners* (Diversified Financial Services)	252		6,386
National Health Investors, Inc. (REIT)	144		9,539
National Penn Bancshares, Inc. (Banks)	900		8,811
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	252		9,265
Navigant Consulting Co.* (Commercial Services)	504		6,214
NBT Bancorp, Inc. (Banks)	180		3,645
Nektar Therapeutics* (Pharmaceuticals)	648		7,024

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nelnet, Inc. - Class A (Diversified Financial Services)	180	$6,120
Neogen Corp.* (Pharmaceuticals)	108	5,490
NETGEAR, Inc.* (Telecommunications)	216	6,435
NetScout Systems, Inc.* (Computers)	216	4,927
Netspend Holdings, Inc.* (Diversified Financial Services)	360	5,746
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	612	7,062
Neutral Tandem, Inc. (Telecommunications)	216	644
New Jersey Resources Corp. (Gas)	216	10,195
NewLink Genetics Corp.* (Biotechnology)	180	2,509
Newpark Resources, Inc.* (Oil & Gas Services)	612	6,426
Newport Corp.* (Electronics)	252	3,818
NIC, Inc. (Internet)	396	6,669
NN, Inc.* (Metal Fabricate/Hardware)	252	2,271
Northern Oil & Gas, Inc.* (Oil & Gas)	324	4,176
Northwest Bancshares, Inc. (Savings & Loans)	828	10,143
Northwest Natural Gas Co. (Gas)	180	8,005
NorthWestern Corp. (Electric)	360	15,487
NPS Pharmaceuticals, Inc.* (Biotechnology)	648	8,702
NuVasive, Inc.* (Healthcare - Products)	252	5,284
NxStage Medical, Inc.* (Healthcare - Products)	288	3,217
Oasis Petroleum, Inc.* (Oil & Gas)	396	13,555
Ocwen Financial Corp.* (Diversified Financial Services)	684	25,021
OCZ Technology Group, Inc.* (Computers)	612	802
Odyssey Marine Exploration, Inc.* (Commercial Services)	720	2,124
Office Depot, Inc.* (Retail)	1,944	7,504
OfficeMax, Inc. (Retail)	684	7,873
OFG Bancorp (Banks)	396	6,364
Old Dominion Freight Line, Inc.* (Transportation)	324	12,474
Old National Bancorp (Banks)	576	7,016
Olin Corp. (Chemicals)	504	12,182
OM Group, Inc.* (Chemicals)	252	6,166
OMEGA Healthcare Investors, Inc. (REIT)	648	21,299
Omeros Corp.* (Biotechnology)	288	1,161
OmniVision Technologies, Inc.* (Semiconductors)	252	3,379
On Assignment, Inc.* (Commercial Services)	324	7,863
Oncothyreon, Inc.* (Biotechnology)	576	1,446
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	216	2,935
OpenTable, Inc.* (Internet)	108	5,982
Opko Health, Inc.* (Pharmaceuticals)	828	5,514
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	252	3,891
Orbital Sciences Corp.* (Aerospace/Defense)	396	7,136
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	468	2,845
Orient-Express Hotels, Ltd.* - Class A (Lodging)	612	6,181
Oritani Financial Corp. (Savings & Loans)	360	5,569
Ormat Technologies, Inc. (Electric)	144	3,131
Orthofix International N.V.* (Healthcare - Products)	108	3,499
OSI Systems, Inc.* (Electronics)	108	6,188
Otter Tail Corp. (Electric)	180	5,616
Owens & Minor, Inc. (Distribution/Wholesale)	288	9,380
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	180	5,197
PacWest Bancorp (Banks)	252	6,988
Papa John’s International, Inc.* (Retail)	108	6,804
PAREXEL International Corp.* (Commercial Services)	324	13,268
Park Electrochemical Corp. (Electronics)	108	2,578
Park National Corp. (Banks)	72	4,923
Parker Drilling Co.* (Oil & Gas)	684	2,818
PDC Energy, Inc.* (Oil & Gas)	180	7,794
PDL BioPharma, Inc. (Biotechnology)	648	5,016
Pebblebrook Hotel Trust (REIT)	396	10,755
Pegasystems, Inc. (Software)	144	3,645
Penn Virginia Corp. (Oil & Gas)	396	1,596
Pennsylvania REIT (REIT)	324	6,717
PennyMac Mortgage Investment Trust (REIT)	360	9,090
Penske Automotive Group, Inc. (Retail)	396	12,245
Perficient, Inc.* (Internet)	360	3,773
Pharmacyclics, Inc.* (Pharmaceuticals)	288	23,472
PharMerica Corp.* (Pharmaceuticals)	288	3,712
PHH Corp.* (Commercial Services)	324	6,830
Photronics, Inc.* (Semiconductors)	468	3,693
Piedmont Natural Gas Co., Inc. (Gas)	360	12,394
Pier 1 Imports, Inc. (Retail)	468	10,862
Pilgrim’s Pride Corp.* (Food)	684	6,696
Pinnacle Entertainment, Inc.* (Entertainment)	360	6,862
Pinnacle Financial Partners, Inc.* (Banks)	288	6,990
Pioneer Energy Services Corp.* (Oil & Gas Services)	504	3,553
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	180	6,077
Plantronics, Inc. (Telecommunications)	216	9,465
Platinum Underwriters Holdings, Ltd. (Insurance)	288	16,343
Plexus Corp.* (Electronics)	216	5,826
PNM Resources, Inc. (Electric)	720	17,287
PolyOne Corp. (Chemicals)	396	8,922
Pool Corp. (Distribution/Wholesale)	108	5,294
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	108	13,257
Portland General Electric Co. (Electric)	504	16,254
Post Holdings, Inc.* (Food)	216	9,459

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Potlatch Corp. (REIT)	180	$8,523
Power Integrations, Inc. (Semiconductors)	180	7,454
Power-One, Inc.* (Electrical Components & Equipment)	576	3,640
Preferred Bank* (Banks)	216	3,564
Premiere Global Services, Inc.* (Telecommunications)	468	5,256
Prestige Brands Holdings, Inc.* (Household Products/Wares)	360	9,702
PriceSmart, Inc. (Retail)	144	12,849
Primerica, Inc. (Insurance)	612	20,784
Primoris Services Corp. (Holding Companies - Diversified)	324	7,141
Primus Telecommunications Group, Inc. (Telecommunications)	216	2,715
PrivateBancorp, Inc. (Banks)	468	8,976
Progress Software Corp.* (Software)	360	8,125
Prospect Capital Corp. (Investment Companies)	612	6,750
Prosperity Bancshares, Inc. (Banks)	396	18,193
Proto Labs, Inc.* (Miscellaneous Manufacturing)	108	5,516
Provident Financial Services, Inc. (Savings & Loans)	396	6,071
PS Business Parks, Inc. (REIT)	144	11,491
PTC, Inc.* (Software)	612	14,693
QLIK Technologies, Inc.* (Software)	504	13,109
QLogic Corp.* (Semiconductors)	684	7,428
Quad Graphics, Inc. (Commercial Services)	216	4,514
Quaker Chemical Corp. (Chemicals)	72	4,444
Quality Systems, Inc. (Software)	216	3,860
Quanex Building Products Corp. (Building Materials)	252	4,100
Quantum Corp.* (Computers)	1,620	2,317
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	288	8,853
Quicksilver Resources, Inc.* (Oil & Gas)	720	1,814
Quidel Corp.* (Healthcare - Products)	180	4,018
QuinStreet, Inc.* (Internet)	432	2,825
Radian Group, Inc. (Insurance)	1,080	12,906
RadioShack Corp. (Retail)	1,116	3,538
Rambus, Inc.* (Semiconductors)	792	5,512
Raven Industries, Inc. (Miscellaneous Manufacturing)	144	4,831
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	108	5,195
RealD, Inc.* (Computers)	288	4,311
RealPage, Inc.* (Software)	252	5,141
Redwood Trust, Inc. (REIT)	504	11,501
Regis Corp. (Retail)	468	8,775
Rent-A-Center, Inc. (Commercial Services)	324	11,316
Resolute Energy Corp.* (Oil & Gas)	540	4,979
Resolute Forest Products, Inc.* (Forest Products & Paper)	648	9,480
Resources Connection, Inc. (Commercial Services)	360	4,090
Responsys, Inc.* (Internet)	360	2,797
Retail Opportunity Investments Corp. (REIT)	468	6,931
Rex Energy Corp.* (Oil & Gas)	324	5,207
Rexnord Corp.* (Metal Fabricate/Hardware)	288	5,247
RF Micro Devices, Inc.* (Telecommunications)	1,296	7,271
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	504	2,414
RLI Corp. (Insurance)	108	7,760
RLJ Lodging Trust (REIT)	720	16,589
Rockwell Medical, Inc.* (Healthcare - Products)	252	1,068
Rofin-Sinar Technologies, Inc.* (Electronics)	180	4,482
Rogers Corp.* (Electronics)	72	3,070
Rosetta Resources, Inc.* (Oil & Gas)	216	9,269
Roundy’s, Inc. (Retail)	396	2,835
Rouse Properties, Inc. (REIT)	360	6,822
RPX Corp.* (Commercial Services)	252	3,379
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	252	7,313
Ryman Hospitality Properties, Inc. (REIT)	180	8,003
S&T Bancorp, Inc. (Banks)	144	2,717
Sabra Health Care REIT, Inc. (REIT)	216	6,441
Saks, Inc.* (Retail)	900	10,395
Sanderson Farms, Inc. (Food)	108	6,616
Sanmina Corp.* (Electronics)	576	7,269
Santarus, Inc.* (Pharmaceuticals)	396	7,275
Sapient Corp.* (Internet)	756	8,830
ScanSource, Inc.* (Distribution/Wholesale)	144	4,172
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	180	4,415
Scholastic Corp. (Media)	180	4,941
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	144	5,802
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	468	2,214
Scientific Games Corp.* - Class A (Entertainment)	468	4,156
Seattle Genetics, Inc.* (Biotechnology)	468	17,292
Select Comfort Corp.* (Home Furnishings)	288	6,111
Select Income REIT (REIT)	180	5,135
Select Medical Holdings Corp. (Healthcare - Services)	432	3,564
Selective Insurance Group, Inc. (Insurance)	396	9,278
SemGroup Corp.* - Class A (Pipelines)	252	13,066
Semtech Corp.* (Semiconductors)	288	9,236
Sensient Technologies Corp. (Chemicals)	324	12,749
Sequenom, Inc.* (Biotechnology)	900	3,393
ServiceSource International, Inc.* (Commercial Services)	360	2,304
Shenandoah Telecommunications Co. (Telecommunications)	216	3,540
SHFl Entertainment, Inc.* (Entertainment)	288	4,550
Shutterfly, Inc.* (Internet)	180	8,015
Silicon Graphics International Corp.* (Computers)	396	5,148

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Silicon Image, Inc.* (Semiconductors)	648	$3,195
Simpson Manufacturing Co., Inc. (Building Materials)	216	6,208
Six Flags Entertainment Corp. (Entertainment)	216	15,741
Skechers U.S.A., Inc.* - Class A (Apparel)	216	4,488
SkyWest, Inc. (Airlines)	432	6,182
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	504	4,425
Smith Corp. (Miscellaneous Manufacturing)	360	27,154
Snyders-Lance, Inc. (Food)	432	10,878
Solar Capital, Ltd. (Investment Companies)	216	5,169
Solazyme, Inc.* (Energy - Alternate Sources)	216	1,966
Sonic Automotive, Inc. - Class A (Retail)	468	10,291
Sonic Corp.* (Retail)	396	4,962
Sonus Networks, Inc.* (Telecommunications)	1,800	3,780
Sotheby’s - Class A (Commercial Services)	324	11,495
Sourcefire, Inc.* (Internet)	144	6,877
South Jersey Industries, Inc. (Gas)	180	11,106
Southwest Gas Corp. (Gas)	216	10,945
Sovran Self Storage, Inc. (REIT)	144	9,878
Spansion, Inc.* - Class A (Computers)	432	5,612
Spectrum Brands Holdings, Inc. (Household Products/Wares)	324	18,144
Spectrum Pharmaceuticals, Inc. (Biotechnology)	396	2,934
Spirit Airlines, Inc.* (Airlines)	252	6,728
SS&C Technologies Holdings, Inc.* (Software)	396	12,153
STAG Industrial, Inc. (REIT)	360	7,934
Stage Stores, Inc. (Retail)	216	5,981
Standard Motor Products, Inc. (Auto Parts & Equipment)	216	6,618
Standard Pacific Corp.* (Home Builders)	648	5,864
Star Scientific, Inc.* (Agriculture)	1,044	1,295
Starwood Property Trust, Inc. (REIT)	720	19,794
State Auto Financial Corp. (Insurance)	108	1,877
State Bank Finacial Corp. (Banks)	180	2,648
STEC, Inc.* (Computers)	504	1,830
Steelcase, Inc. - Class A (Office Furnishings)	828	10,516
Stepan Co. (Chemicals)	72	4,100
STERIS Corp. (Healthcare - Products)	360	14,972
Steven Madden, Ltd.* (Apparel)	180	8,753
Stifel Financial Corp.* (Diversified Financial Services)	324	10,439
Stillwater Mining Co.* (Mining)	720	8,957
Stone Energy Corp.* (Oil & Gas)	252	4,972
Strategic Hotels & Resorts, Inc.* (REIT)	1,080	8,716
Strayer Education, Inc. (Commercial Services)	72	3,410
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	108	5,537
Sun Communities, Inc. (REIT)	144	7,366
SunCoke Energy, Inc.* (Coal)	396	5,991
SunPower Corp.* (Electrical Components & Equipment)	648	8,807
Sunstone Hotel Investors, Inc.* (REIT)	756	9,382
Super Micro Computer, Inc.* (Computers)	216	2,078
SUPERVALU, Inc. (Food)	1,476	8,620
Susquehanna Bancshares, Inc. (Banks)	1,224	14,284
Susser Holdings Corp.* (Retail)	108	5,742
Swift Energy Co.* (Oil & Gas)	288	3,727
Swift Transportation Co.* (Transportation)	540	7,571
Swisher Hygiene, Inc.* (Commercial Services)	1,512	2,208
Sykes Enterprises, Inc.* (Computers)	252	3,878
Symetra Financial Corp. (Insurance)	792	10,795
Symmetry Medical, Inc.* (Healthcare - Products)	396	4,720
Synageva BioPharma Corp.* (Pharmaceuticals)	108	5,583
Synaptics, Inc.* (Computers)	288	11,874
Synchronoss Technologies, Inc.* (Software)	216	6,121
SYNNEX Corp.* (Software)	216	7,474
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	468	4,797
Syntel, Inc. (Computers)	72	4,548
Take-Two Interactive Software, Inc.* (Software)	504	7,691
TAL International Group, Inc. (Trucking & Leasing)	180	7,452
Tangoe, Inc.* (Software)	216	2,778
Targa Resources Corp. (Oil & Gas Services)	144	9,470
Team Health Holdings, Inc.* (Commercial Services)	288	10,737
Team, Inc.* (Commercial Services)	108	4,186
Teledyne Technologies, Inc.* (Aerospace/Defense)	144	10,809
TeleTech Holdings, Inc.* (Commercial Services)	360	7,664
Tellabs, Inc. (Telecommunications)	2,484	5,142
Tennant Co. (Machinery - Diversified)	108	5,165
Tenneco, Inc.* (Auto Parts & Equipment)	252	9,745
Tessera Technologies, Inc. (Semiconductors)	360	7,333
Tetra Tech, Inc.* (Environmental Control)	540	14,197
TETRA Technologies, Inc.* (Oil & Gas Services)	648	5,916
Texas Capital Bancshares, Inc.* (Banks)	252	10,498
Texas Industries, Inc.* (Building Materials)	180	11,462
Texas Roadhouse, Inc. (Retail)	324	7,614
Textainer Group Holdings, Ltd. (Trucking & Leasing)	108	4,176
The Active Network, Inc.* (Internet)	396	1,992
The Andersons, Inc. (Agriculture)	108	5,888
The Brink’s Co. (Commercial Services)	396	10,498
The Buckle, Inc. (Retail)	144	6,991
The Cato Corp. - Class A (Retail)	144	3,457

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Cheesecake Factory, Inc. (Retail)	252	$10,035
The Chefs’ Warehouse, Inc.* (Food)	144	2,648
The Children’s Place Retail Stores, Inc.* (Retail)	144	7,044
The Corporate Executive Board Co. (Commercial Services)	180	10,145
The Ensign Group, Inc. (Healthcare - Services)	108	3,766
The Finish Line, Inc. - Class A (Retail)	288	5,584
The Geo Group, Inc. (REIT)	576	21,571
The Greenbrier Cos., Inc.* (Trucking & Leasing)	180	4,061
The Hain Celestial Group, Inc.* (Food)	180	11,744
The Jones Group, Inc. (Apparel)	648	9,072
The Medicines Co.* (Biotechnology)	216	7,292
The Men’s Wearhouse, Inc. (Retail)	216	7,236
The Middleby Corp.* (Machinery - Diversified)	72	10,770
The New York Times Co.* - Class A (Media)	576	5,103
The Ryland Group, Inc. (Home Builders)	180	8,111
The Ultimate Software Group, Inc.* (Software)	108	10,431
Theravance, Inc.* (Pharmaceuticals)	360	12,150
Thermon Group Holdings, Inc.* (Oil & Gas Services)	144	2,822
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	324	1,562
Titan International, Inc. (Auto Parts & Equipment)	252	5,622
Titan Machinery, Inc.* (Distribution/Wholesale)	108	2,436
TiVo, Inc.* (Home Furnishings)	576	6,751
Tootsie Roll Industries, Inc. (Food)	216	6,746
Tornier N.V.* (Healthcare - Products)	144	2,619
Tower Group International, Ltd. (Insurance)	360	6,811
TowneBank (Banks)	216	3,091
TreeHouse Foods, Inc.* (Food)	180	11,468
Trex Co., Inc.* (Building Materials)	108	5,257
Triangle Capital Corp. (Investment Companies)	252	7,048
TriMas Corp.* (Miscellaneous Manufacturing)	216	6,588
TriQuint Semiconductor, Inc.* (Semiconductors)	936	5,466
Trius Therapeutics, Inc.* (Biotechnology)	468	3,262
True Religion Apparel, Inc. (Apparel)	144	3,897
TrueBlue, Inc.* (Commercial Services)	432	8,951
TrustCo Bank Corp. NY (Banks)	540	2,894
Trustmark Corp. (Banks)	396	9,722
TTM Technologies, Inc.* (Electronics)	576	4,164
Tumi Holdings, Inc.* (Household Products/Wares)	180	4,145
Tutor Perini Corp.* (Engineering & Construction)	324	5,327
Two Harbors Investment Corp. (REIT)	504	6,038
Tyler Technologies, Inc.* (Software)	144	9,107
UIL Holdings Corp. (Electric)	324	13,491
Ultratech Stepper, Inc.* (Semiconductors)	144	4,244
UMB Financial Corp. (Banks)	252	12,686
Umpqua Holdings Corp. (Banks)	756	9,072
UniFirst Corp. (Textiles)	72	6,556
Unisys Corp.* (Computers)	216	4,132
United Bankshares, Inc. (Banks)	216	5,467
United Community Banks, Inc.* (Banks)	396	4,336
United Natural Foods, Inc.* (Food)	288	14,382
United Stationers, Inc. (Distribution/Wholesale)	288	9,352
Universal American Corp. (Healthcare - Services)	432	3,694
Universal Corp. (Agriculture)	216	12,431
Universal Display Corp.* (Electrical Components & Equipment)	180	5,659
Universal Forest Products, Inc. (Building Materials)	108	4,169
Universal Technical Institute, Inc. (Commercial Services)	216	2,564
UNS Energy Corp. (Electric)	216	11,007
US Airways Group, Inc.* (Airlines)	684	11,560
USANA Health Sciences, Inc.* (Pharmaceuticals)	72	4,062
USG Corp.* (Building Materials)	360	9,356
VAALCO Energy, Inc.* (Oil & Gas)	396	2,661
Vail Resorts, Inc. (Entertainment)	180	10,853
Valassis Communications, Inc. (Commercial Services)	252	6,459
ValueClick, Inc.* (Internet)	468	14,442
Vector Group, Ltd. (Agriculture)	504	8,220
Veeco Instruments, Inc.* (Semiconductors)	216	8,223
Verint Systems, Inc.* (Software)	288	9,516
Viad Corp. (Commercial Services)	216	5,627
ViaSat, Inc.* (Telecommunications)	180	8,725
Vical, Inc.* (Biotechnology)	720	2,657
ViewPoint Financial Group, Inc. (Savings & Loans)	252	4,692
VirnetX Holding Corp.* (Internet)	216	4,411
ViroPharma, Inc.* (Pharmaceuticals)	396	10,791
VistaPrint N.V.* (Commercial Services)	216	8,813
Vitamin Shoppe, Inc.* (Retail)	180	8,847
VIVUS, Inc.* (Pharmaceuticals)	468	6,220
Vocera Communications, Inc.* (Computers)	108	2,138
Vocus, Inc.* (Internet)	180	1,514
Volcano Corp.* (Healthcare - Products)	288	5,844
Volterra Semiconductor Corp.* (Semiconductors)	252	3,279
Vonage Holdings Corp.* (Telecommunications)	2,016	6,149
W&T Offshore, Inc. (Oil & Gas)	324	3,784
Wabash National Corp.* (Auto Manufacturers)	468	4,413
Walter Investment Management Corp.* (Diversified Financial Services)	108	3,624
Washington REIT (REIT)	360	10,282

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Watsco, Inc. (Distribution/Wholesale)	108	$9,113
Watts Water Technologies, Inc. - Class A (Electronics)	252	11,859
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	576	5,864
Web.com Group, Inc.* (Internet)	252	4,385
WebMD Health Corp.* (Internet)	396	9,563
Websense, Inc.* (Internet)	180	3,211
Webster Financial Corp. (Banks)	576	13,461
Weis Markets, Inc. (Food)	72	3,012
WellCare Health Plans, Inc.* (Healthcare - Services)	180	10,496
Werner Enterprises, Inc. (Transportation)	504	11,572
WesBanco, Inc. (Banks)	108	2,703
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	216	3,566
West Pharmaceutical Services, Inc. (Healthcare - Products)	216	13,794
Westamerica Bancorp (Banks)	144	6,248
Western Alliance Bancorp* (Banks)	432	6,355
Western Refining, Inc. (Oil & Gas)	288	8,902
WEX, Inc.* (Commercial Services)	252	19,096
WGL Holdings, Inc. (Gas)	216	9,984
Winnebago Industries, Inc.* (Home Builders)	288	5,276
Wintrust Financial Corp. (Banks)	216	7,746
WisdomTree Investments, Inc.* (Diversified Financial Services)	504	5,846
WMS Industries, Inc.* (Leisure Time)	324	8,223
Wolverine World Wide, Inc. (Apparel)	252	12,039
Woodward, Inc. (Electronics)	288	10,365
World Acceptance Corp.* (Diversified Financial Services)	72	6,398
Worthington Industries, Inc. (Metal Fabricate/Hardware)	504	16,219
Wright Medical Group, Inc.* (Healthcare - Products)	216	5,063
XO Group, Inc.* (Internet)	396	4,459
XPO Logistics, Inc.* (Transportation)	180	2,936
Yelp, Inc.* (Internet)	108	2,811
ZIOPHARM Oncology, Inc.* (Biotechnology)	540	907
Zumiez, Inc.* (Retail)	144	4,172
TOTAL COMMON STOCKS (Cost $4,519,027)		6,699,768

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.4%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $4,767,010	$4,767,000	$4,767,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,767,000)		4,767,000

TOTAL INVESTMENT SECURITIES (Cost $9,286,027) - 94.8%		11,466,768
Net other assets (liabilities) - 5.2%		630,896

NET ASSETS - 100.0%		$12,097,664

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $777,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 6/24/13 (Underlying notional amount at value $2,267,280)	24	$37,293

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$476,892	$2,541
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,577,389	13,743
		$16,284

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$1,497	NM
Aerospace/Defense	76,646	0.6%
Agriculture	27,834	0.2%
Airlines	60,326	0.5%
Apparel	62,389	0.5%
Auto Manufacturers	4,413	NM
Auto Parts & Equipment	64,935	0.5%
Banks	395,105	3.3%
Beverages	6,096	0.1%
Biotechnology	165,954	1.4%
Building Materials	77,909	0.6%
Chemicals	123,560	1.0%
Coal	18,792	0.2%
Commercial Services	462,652	3.8%
Computers	136,283	1.1%
Cosmetics/Personal Care	7,371	0.1%
Distribution/Wholesale	52,221	0.4%
Diversified Financial Services	173,880	1.4%
Electric	189,885	1.6%
Electrical Components & Equipment	82,168	0.7%
Electronics	155,044	1.3%
Energy - Alternate Sources	6,714	0.1%
Engineering & Construction	60,403	0.5%
Entertainment	79,938	0.7%
Environmental Control	44,806	0.4%
Food	150,717	1.2%
Forest Products & Paper	60,838	0.5%
Gas	69,355	0.6%
Healthcare - Products	213,325	1.8%
Healthcare - Services	92,907	0.8%
Holding Companies - Diversified	12,023	0.1%
Home Builders	38,994	0.3%
Home Furnishings	23,580	0.2%
Household Products/Wares	51,331	0.4%
Insurance	206,484	1.7%
Internet	161,407	1.3%
Investment Companies	50,137	0.4%
Iron/Steel	4,415	NM
Leisure Time	40,986	0.3%
Lodging	21,561	0.2%
Machinery - Construction & Mining	4,728	NM
Machinery - Diversified	98,543	0.8%
Media	27,756	0.2%
Metal Fabricate/Hardware	67,936	0.6%
Mining	46,005	0.4%
Miscellaneous Manufacturing	156,114	1.3%
Office Furnishings	41,584	0.3%
Oil & Gas	197,301	1.6%
Oil & Gas Services	118,138	1.0%
Packaging & Containers	6,227	0.1%
Pharmaceuticals	245,219	2.0%
Pipelines	13,066	0.1%
Private Equity	9,918	0.1%
Real Estate	10,512	0.1%
REIT	566,704	4.7%
Retail	423,978	3.5%
Savings & Loans	60,834	0.5%
Semiconductors	220,737	1.8%
Software	267,597	2.2%
Storage/Warehousing	12,680	0.1%
Telecommunications	206,550	1.7%
Textiles	6,556	0.1%
Toys/Games/Hobbies	7,861	0.1%
Transportation	116,003	1.1%
Trucking & Leasing	15,689	0.1%
Water	16,651	0.1%
Other**	5,397,896	44.6%
Total	$12,097,664	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (63.2%)
Activision Blizzard, Inc. (Software)	5,550	$82,973
Adobe Systems, Inc.* (Software)	2,475	111,573
Akamai Technologies, Inc.* (Software)	875	38,421
Alexion Pharmaceuticals, Inc.* (Biotechnology)	975	95,550
Altera Corp. (Semiconductors)	1,600	51,216
Amazon.com, Inc.* (Internet)	2,250	571,072
Amgen, Inc. (Biotechnology)	3,725	388,181
Analog Devices, Inc. (Semiconductors)	1,525	67,085
Apple Computer, Inc. (Computers)	4,675	2,069,856
Applied Materials, Inc. (Semiconductors)	5,975	86,697
Autodesk, Inc.* (Software)	1,100	43,318
Automatic Data Processing, Inc. (Commercial Services)	2,400	161,616
Avago Technologies, Ltd. (Semiconductors)	1,225	39,151
Baidu, Inc.*ADR (Internet)	1,375	118,044
Bed Bath & Beyond, Inc.* (Retail)	1,125	77,400
Biogen Idec, Inc.* (Biotechnology)	1,175	257,243
BMC Software, Inc.* (Software)	700	31,836
Broadcom Corp. - Class A (Semiconductors)	2,575	92,700
C.H. Robinson Worldwide, Inc. (Transportation)	800	47,512
CA, Inc. (Software)	2,275	61,357
Catamaran Corp.* (Pharmaceuticals)	1,025	59,173
Celgene Corp.* (Biotechnology)	2,075	244,995
Cerner Corp.* (Software)	850	82,255
Check Point Software Technologies, Ltd.* (Software)	1,025	47,786
Cisco Systems, Inc. (Telecommunications)	26,525	554,903
Citrix Systems, Inc.* (Software)	925	57,507
Cognizant Technology Solutions Corp.* (Computers)	1,500	97,200
Comcast Corp. - Class A (Media)	10,550	435,714
Costco Wholesale Corp. (Retail)	2,175	235,835
Dell, Inc. (Computers)	8,650	115,910
DENTSPLY International, Inc. (Healthcare - Products)	700	29,645
DIRECTV* - Class A (Media)	2,850	161,196
Discovery Communications, Inc.* - Class A (Media)	725	57,145
Dollar Tree, Inc.* (Retail)	1,125	53,505
eBay, Inc.* (Internet)	6,450	337,916
Equinix, Inc.* (Internet)	250	53,525
Expedia, Inc. (Internet)	600	33,504
Expeditors International of Washington, Inc. (Transportation)	1,025	36,828
Express Scripts Holding Co.* (Pharmaceuticals)	4,075	241,933
F5 Networks, Inc.* (Internet)	400	30,572
Facebook, Inc.* - Class A (Internet)	8,375	232,490
Fastenal Co. (Distribution/Wholesale)	1,475	72,349
Fiserv, Inc.* (Software)	675	61,499
Fossil, Inc.* (Distribution/Wholesale)	300	29,436
Garmin, Ltd. (Electronics)	975	34,203
Gilead Sciences, Inc.* (Biotechnology)	7,575	383,597
Google, Inc.* - Class A (Internet)	1,325	1,092,554
Henry Schein, Inc.* (Healthcare - Products)	425	38,420
Intel Corp. (Semiconductors)	24,600	589,169
Intuit, Inc. (Software)	1,475	87,969
Intuitive Surgical, Inc.* (Healthcare - Products)	200	98,458
KLA-Tencor Corp. (Semiconductors)	825	44,756
Kraft Foods Group, Inc. (Food)	2,950	151,896
Liberty Global, Inc.* - Class A (Media)	700	50,659
Liberty Media Holding Corp.-Interactive Series A* (Internet)	2,550	54,290
Life Technologies Corp.* (Biotechnology)	850	62,637
Linear Technology Corp. (Semiconductors)	1,150	41,975
Mattel, Inc. (Toys/Games/Hobbies)	1,725	78,764
Maxim Integrated Products, Inc. (Semiconductors)	1,450	44,849
Microchip Technology, Inc. (Semiconductors)	975	35,510
Micron Technology, Inc.* (Semiconductors)	5,075	47,807
Microsoft Corp. (Software)	41,650	1,378,615
Mondelez International, Inc. - Class A (Food)	8,850	278,332
Monster Beverage Corp.* (Beverages)	825	46,530
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,975	57,492
NetApp, Inc.* (Computers)	1,800	62,802
News Corp. - Class A (Media)	7,600	235,372
Nuance Communications, Inc.* (Software)	1,575	29,988
NVIDIA Corp. (Semiconductors)	3,100	42,687
Oracle Corp. (Software)	23,550	771,969
O’Reilly Automotive, Inc.* (Retail)	550	59,026
PACCAR, Inc. (Auto Manufacturers)	1,750	87,115
Paychex, Inc. (Commercial Services)	1,800	65,538
Perrigo Co. (Pharmaceuticals)	475	56,720
Priceline.com, Inc.* (Internet)	250	173,997
Qualcomm, Inc. (Semiconductors)	8,550	526,851
Randgold Resources, Ltd.ADR (Mining)	250	20,445
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	475	102,192
Ross Stores, Inc. (Retail)	1,100	72,677
SanDisk Corp.* (Computers)	1,200	62,928
SBA Communications Corp.* - Class A (Telecommunications)	625	49,369
Seagate Technology PLC (Computers)	1,775	65,143
Sears Holdings Corp. (Retail)	525	26,954
Sigma-Aldrich Corp. (Chemicals)	600	47,214
Sirius XM Radio, Inc. (Media)	32,625	106,031
Staples, Inc. (Retail)	3,350	44,354
Starbucks Corp. (Retail)	3,725	226,629
Stericycle, Inc.* (Environmental Control)	425	46,036
Symantec Corp.* (Internet)	3,425	83,228
Texas Instruments, Inc. (Semiconductors)	5,500	199,155
Verisk Analytics, Inc.* - Class A (Commercial Services)	825	50,564
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,075	82,582
Viacom, Inc. - Class B (Media)	2,200	140,778

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Virgin Media, Inc. (Telecommunications)	1,350	$65,853
Vodafone Group PLCADR (Telecommunications)	4,900	149,891
Western Digital Corp. (Computers)	1,200	66,336
Whole Foods Market, Inc. (Food)	925	81,696
Wynn Resorts, Ltd. (Lodging)	500	68,650
Xilinx, Inc. (Semiconductors)	1,300	49,283
Yahoo!, Inc.* (Internet)	5,875	145,289
TOTAL COMMON STOCKS (Cost $8,017,753)		16,719,446

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.2%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $8,788,019	$8,788,000	$8,788,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,788,000)		8,788,000

TOTAL INVESTMENT SECURITIES (Cost $16,805,753) - 96.4%		25,507,446
Net other assets (liabilities) - 3.6%		959,694

NET ASSETS - 100.0%		$26,467,140

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $746,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $4,379,880)	76	$140,311

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$2,550,456	$18,100
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	2,770,443	19,688
		$37,788

NASDAQ-100 ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Auto Manufacturers	$87,115	0.3%
Beverages	46,530	0.2%
Biotechnology	1,616,977	6.1%
Chemicals	47,214	0.2%
Commercial Services	277,718	1.0%
Computers	2,540,175	9.6%
Distribution/Wholesale	101,785	0.4%
Electronics	34,203	0.1%
Environmental Control	46,036	0.2%
Food	511,924	1.9%
Healthcare - Products	166,523	0.6%
Internet	2,926,481	11.1%
Lodging	68,650	0.3%
Media	1,186,895	4.5%
Mining	20,445	0.1%
Pharmaceuticals	415,318	1.6%
Retail	796,380	3.0%
Semiconductors	1,958,891	7.4%
Software	2,887,066	10.9%
Telecommunications	820,016	3.1%
Toys/Games/Hobbies	78,764	0.3%
Transportation	84,340	0.3%
Other**	9,747,694	36.8%
Total	$26,467,140	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (99.9%)
3M Co. (Miscellaneous Manufacturing)	1,144	$119,788
Abbott Laboratories (Pharmaceuticals)	2,574	95,032
Abercrombie & Fitch Co. - Class A (Retail)	286	14,174
Accenture PLC - Class A (Computers)	1,001	81,521
ACE, Ltd. (Insurance)	1,430	127,470
Advanced Micro Devices, Inc.* (Semiconductors)	2,574	7,259
Aetna, Inc. (Healthcare - Services)	1,430	82,139
AFLAC, Inc. (Insurance)	2,002	108,989
AGL Resources, Inc. (Gas)	572	25,082
Air Products & Chemicals, Inc. (Chemicals)	858	74,612
Airgas, Inc. (Chemicals)	143	13,821
Alcoa, Inc. (Mining)	4,719	40,112
Allegheny Technologies, Inc. (Iron/Steel)	429	11,574
Allergan, Inc. (Pharmaceuticals)	429	48,713
Allstate Corp. (Insurance)	2,145	105,663
Altera Corp. (Semiconductors)	572	18,310
Altria Group, Inc. (Agriculture)	3,718	135,745
Ameren Corp. (Electric)	1,001	36,286
American Electric Power, Inc. (Electric)	2,145	110,317
American International Group, Inc.* (Insurance)	6,435	266,539
AmerisourceBergen Corp. (Pharmaceuticals)	1,001	54,174
Anadarko Petroleum Corp. (Oil & Gas)	1,001	84,845
Analog Devices, Inc. (Semiconductors)	429	18,872
Aon PLC (Insurance)	572	34,520
Apache Corp. (Oil & Gas)	1,716	126,778
Apartment Investment and Management Co. - Class A (REIT)	286	8,897
Apollo Group, Inc.* - Class A (Commercial Services)	429	7,881
Archer-Daniels-Midland Co. (Agriculture)	2,860	97,068
Assurant, Inc. (Insurance)	286	13,596
AT&T, Inc. (Telecommunications)	23,881	894,583
Autodesk, Inc.* (Software)	286	11,263
Automatic Data Processing, Inc. (Commercial Services)	858	57,777
AutoNation, Inc.* (Retail)	143	6,508
AvalonBay Communities, Inc. (REIT)	286	38,049
Avery Dennison Corp. (Household Products/Wares)	429	17,782
Avon Products, Inc. (Cosmetics/Personal Care)	1,859	43,054
Baker Hughes, Inc. (Oil & Gas Services)	1,859	84,380
Bank of New York Mellon Corp. (Banks)	2,431	68,603
Bard (C.R.), Inc. (Healthcare - Products)	143	14,208
BB&T Corp. (Banks)	3,003	92,402
Beam, Inc. (Beverages)	715	46,268
Becton, Dickinson & Co. (Healthcare - Products)	429	40,455
Bed Bath & Beyond, Inc.* (Retail)	429	29,515
Bemis Co., Inc. (Packaging & Containers)	286	11,254
Berkshire Hathaway, Inc.* - Class B (Insurance)	7,865	836,206
Best Buy Co., Inc. (Retail)	1,144	29,733
BlackRock, Inc. (Diversified Financial Services)	286	76,219
BMC Software, Inc.* (Software)	143	6,504
Boston Properties, Inc. (REIT)	286	31,297
Boston Scientific Corp.* (Healthcare - Products)	3,432	25,706
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,146	124,959
C.H. Robinson Worldwide, Inc. (Transportation)	286	16,986
CA, Inc. (Software)	1,430	38,567
Cablevision Systems Corp. NY - Class A (Media)	1,001	14,875
Cabot Oil & Gas Corp. (Oil & Gas)	429	29,193
Cameron International Corp.* (Oil & Gas Services)	572	35,207
Campbell Soup Co. (Food)	429	19,910
Capital One Financial Corp. (Banks)	2,574	148,726
Cardinal Health, Inc. (Pharmaceuticals)	1,430	63,235
CareFusion Corp.* (Healthcare - Products)	1,001	33,473
CarMax, Inc.* (Retail)	429	19,751
Carnival Corp. - Class A (Leisure Time)	2,002	69,089
Caterpillar, Inc. (Machinery - Construction & Mining)	2,860	242,156
CBRE Group, Inc.* - Class A (Real Estate)	572	13,854
CenterPoint Energy, Inc. (Gas)	1,859	45,879
CenturyLink, Inc. (Telecommunications)	2,717	102,078
Chesapeake Energy Corp. (Oil & Gas)	2,288	44,708
Chevron Corp. (Oil & Gas)	8,437	1,029,397
CIGNA Corp. (Healthcare - Services)	1,287	85,161
Cincinnati Financial Corp. (Insurance)	572	27,977
Cisco Systems, Inc. (Telecommunications)	12,298	257,274
Citigroup, Inc. (Banks)	13,156	613,859
Citrix Systems, Inc.* (Software)	286	17,781
Cliffs Natural Resources, Inc. (Iron/Steel)	715	15,258
Clorox Co. (Household Products/Wares)	286	24,668
CME Group, Inc. (Diversified Financial Services)	1,287	78,327
CMS Energy Corp. (Electric)	1,144	34,251
Coca-Cola Enterprises, Inc. (Beverages)	429	15,714
Colgate-Palmolive Co. (Cosmetics/Personal Care)	715	85,378
Comerica, Inc. (Banks)	429	15,551
Computer Sciences Corp. (Computers)	286	13,399
ConAgra Foods, Inc. (Food)	1,859	65,753
ConocoPhillips (Oil & Gas)	5,291	319,841
CONSOL Energy, Inc. (Coal)	1,001	33,673
Consolidated Edison, Inc. (Electric)	1,287	81,918
Corning, Inc. (Telecommunications)	6,435	93,308
Costco Wholesale Corp. (Retail)	1,144	124,044
Coventry Health Care, Inc. (Healthcare - Services)	572	28,343
Covidien PLC (Healthcare - Products)	715	45,646
CSX Corp. (Transportation)	4,433	109,007
CVS Caremark Corp. (Retail)	5,291	307,830
Danaher Corp. (Miscellaneous Manufacturing)	1,001	61,001

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Darden Restaurants, Inc. (Retail)	572	$29,532
Dean Foods Co.* (Food)	858	16,422
Deere & Co. (Machinery - Diversified)	572	51,079
Dell, Inc. (Computers)	6,292	84,313
DENTSPLY International, Inc. (Healthcare - Products)	286	12,112
Devon Energy Corp. (Oil & Gas)	1,573	86,609
Diamond Offshore Drilling, Inc. (Oil & Gas)	286	19,763
Dollar General Corp.* (Retail)	429	22,347
Dominion Resources, Inc. (Electric)	2,574	158,765
Dover Corp. (Miscellaneous Manufacturing)	286	19,728
DTE Energy Co. (Electric)	715	52,109
Duke Energy Corp. (Electric)	3,003	225,825
Dun & Bradstreet Corp. (Software)	143	12,648
E*TRADE Financial Corp.* (Diversified Financial Services)	1,144	11,772
E.I. du Pont de Nemours & Co. (Chemicals)	2,002	109,129
Eaton Corp. (Miscellaneous Manufacturing)	1,001	61,472
Edison International (Electric)	1,430	76,934
Electronic Arts, Inc.* (Software)	1,287	22,664
Emerson Electric Co. (Electrical Components & Equipment)	1,716	95,255
Ensco PLC - Class A (Oil & Gas)	1,001	57,738
Entergy Corp. (Electric)	715	50,929
EQT Corp. (Oil & Gas)	286	21,484
Equity Residential (REIT)	715	41,513
Exelon Corp. (Electric)	3,718	139,462
Expedia, Inc. (Internet)	143	7,985
Expeditors International of Washington, Inc. (Transportation)	429	15,414
Express Scripts Holding Co.* (Pharmaceuticals)	1,573	93,389
Exxon Mobil Corp. (Oil & Gas)	9,009	801,711
FedEx Corp. (Transportation)	1,287	120,991
Fidelity National Information Services, Inc. (Software)	429	18,039
Fifth Third Bancorp (Banks)	3,861	65,753
First Horizon National Corp. (Banks)	573	5,958
First Solar, Inc.* (Semiconductors)	286	13,316
FirstEnergy Corp. (Electric)	1,859	86,629
FLIR Systems, Inc. (Electronics)	572	13,905
Flowserve Corp. (Machinery - Diversified)	143	22,611
Fluor Corp. (Engineering & Construction)	715	40,740
FMC Technologies, Inc.* (Oil & Gas Services)	572	31,060
Ford Motor Co. (Auto Manufacturers)	17,017	233,303
Forest Laboratories, Inc.* (Pharmaceuticals)	1,001	37,447
Freeport-McMoRan Copper & Gold, Inc. (Mining)	4,147	126,193
Frontier Communications Corp. (Telecommunications)	4,290	17,846
GameStop Corp. - Class A (Retail)	572	19,963
Gannett Co., Inc. (Media)	572	11,532
Garmin, Ltd. (Electronics)	429	15,049
General Dynamics Corp. (Aerospace/Defense)	1,430	105,764
General Electric Co. (Miscellaneous Manufacturing)	45,188	1,007,241
General Mills, Inc. (Food)	1,573	79,311
Genuine Parts Co. (Distribution/Wholesale)	715	54,576
Genworth Financial, Inc.* - Class A (Insurance)	2,145	21,514
H & R Block, Inc. (Commercial Services)	715	19,834
Halliburton Co. (Oil & Gas Services)	2,288	97,858
Harley-Davidson, Inc. (Leisure Time)	429	23,445
Harman International Industries, Inc. (Home Furnishings)	286	12,787
Harris Corp. (Telecommunications)	286	13,213
Hartford Financial Services Group, Inc. (Insurance)	1,859	52,219
Hasbro, Inc. (Toys/Games/Hobbies)	429	20,322
HCP, Inc. (REIT)	858	45,731
Heinz (H.J.) Co. (Food)	715	51,780
Helmerich & Payne, Inc. (Oil & Gas)	429	25,148
Hess Corp. (Oil & Gas)	1,287	92,896
Hewlett-Packard Co. (Computers)	8,437	173,803
Honeywell International, Inc. (Electronics)	1,716	126,195
Hormel Foods Corp. (Food)	572	23,606
Hospira, Inc.* (Healthcare - Products)	715	23,681
Host Hotels & Resorts, Inc. (REIT)	3,146	57,478
Hudson City Bancorp, Inc. (Savings & Loans)	2,002	16,637
Humana, Inc. (Healthcare - Services)	715	52,989
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	572	30,774
Integrys Energy Group, Inc. (Electric)	286	17,606
IntercontinentalExchange, Inc.* (Diversified Financial Services)	143	23,299
International Business Machines Corp. (Computers)	2,145	434,449
International Flavors & Fragrances, Inc. (Chemicals)	143	11,038
International Game Technology (Entertainment)	1,144	19,391
International Paper Co. (Forest Products & Paper)	1,859	87,336
Invesco, Ltd. (Diversified Financial Services)	715	22,694
Iron Mountain, Inc. (Commercial Services)	286	10,827
J.C. Penney Co., Inc.* (Retail)	572	9,392
J.P. Morgan Chase & Co. (Banks)	16,588	812,978
Jabil Circuit, Inc. (Electronics)	858	15,273
Jacobs Engineering Group, Inc.* (Engineering & Construction)	572	28,875
Johnson & Johnson (Pharmaceuticals)	5,720	487,516
Johnson Controls, Inc. (Auto Parts & Equipment)	3,003	105,135
Joy Global, Inc. (Machinery - Construction & Mining)	429	24,247
Juniper Networks, Inc.* (Telecommunications)	2,288	37,866

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kellogg Co. (Food)	572	$37,203
KeyCorp (Banks)	2,002	19,960
Kimberly-Clark Corp. (Household Products/Wares)	715	73,780
Kimco Realty Corp. (REIT)	858	20,403
Kinder Morgan, Inc. (Pipelines)	2,717	106,235
Kohls Corp. (Retail)	858	40,377
Kraft Foods Group, Inc. (Food)	2,574	132,535
Kroger Co. (Food)	2,288	78,661
L-3 Communications Holdings, Inc. (Aerospace/Defense)	429	34,856
Laboratory Corp. of America Holdings* (Healthcare - Services)	429	40,051
Lam Research Corp.* (Semiconductors)	286	13,219
Legg Mason, Inc. (Diversified Financial Services)	429	13,668
Leucadia National Corp. (Holding Companies - Diversified)	1,287	39,755
Lincoln National Corp. (Insurance)	1,144	38,907
Linear Technology Corp. (Semiconductors)	286	10,439
Lockheed Martin Corp. (Aerospace/Defense)	572	56,679
Loews Corp. (Insurance)	1,287	57,490
LyondellBasell Industries N.V. - Class A (Chemicals)	1,716	104,161
M&T Bank Corp. (Banks)	143	14,329
Macy’s, Inc. (Retail)	1,716	76,534
Marathon Oil Corp. (Oil & Gas)	3,146	102,780
Marathon Petroleum Corp. (Oil & Gas)	715	56,027
Marriott International, Inc. - Class A (Lodging)	430	18,500
Marsh & McLennan Cos., Inc. (Insurance)	1,144	43,483
McDonald’s Corp. (Retail)	2,145	219,090
McGraw-Hill Cos., Inc. (Media)	429	23,213
McKesson Corp. (Pharmaceuticals)	1,001	105,926
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	429	34,788
MeadWestvaco Corp. (Forest Products & Paper)	715	24,653
Medtronic, Inc. (Healthcare - Products)	2,288	106,804
MetLife, Inc. (Insurance)	4,719	183,995
Microchip Technology, Inc. (Semiconductors)	286	10,416
Micron Technology, Inc.* (Semiconductors)	2,574	24,247
Microsoft Corp. (Software)	14,729	487,529
Molex, Inc. (Electrical Components & Equipment)	286	7,885
Molson Coors Brewing Co. - Class B (Beverages)	715	36,894
Mondelez International, Inc. - Class A (Food)	7,722	242,857
Morgan Stanley Dean Witter & Co. (Banks)	6,006	133,033
Motorola Solutions, Inc. (Telecommunications)	1,144	65,437
Murphy Oil Corp. (Oil & Gas)	858	53,273
Nabors Industries, Ltd. (Oil & Gas)	1,287	19,035
NASDAQ Stock Market, Inc. (Diversified Financial Services)	572	16,863
National Oilwell Varco, Inc. (Oil & Gas Services)	1,859	121,244
NetApp, Inc.* (Computers)	572	19,957
Newfield Exploration Co.* (Oil & Gas)	572	12,464
Newmont Mining Corp. (Mining)	2,145	69,498
NextEra Energy, Inc. (Electric)	1,859	152,493
NIKE, Inc. - Class B (Apparel)	1,287	81,853
NiSource, Inc. (Gas)	1,287	39,550
Noble Corp. (Oil & Gas)	1,144	42,900
Norfolk Southern Corp. (Transportation)	1,430	110,711
Northeast Utilities System (Electric)	1,430	64,822
Northern Trust Corp. (Banks)	1,001	53,974
Northrop Grumman Corp. (Aerospace/Defense)	1,001	75,816
NRG Energy, Inc. (Electric)	1,430	39,854
Nucor Corp. (Iron/Steel)	715	31,188
NVIDIA Corp. (Semiconductors)	2,717	37,413
NYSE Euronext (Diversified Financial Services)	1,001	38,849
Occidental Petroleum Corp. (Oil & Gas)	3,575	319,105
Omnicom Group, Inc. (Advertising)	572	34,188
ONEOK, Inc. (Pipelines)	858	44,067
Owens-Illinois, Inc.* (Packaging & Containers)	715	18,791
Pall Corp. (Miscellaneous Manufacturing)	286	19,079
Parker Hannifin Corp. (Miscellaneous Manufacturing)	715	63,328
Patterson Cos., Inc. (Healthcare - Products)	429	16,281
Paychex, Inc. (Commercial Services)	572	20,827
Peabody Energy Corp. (Coal)	1,144	22,949
Pentair, Ltd. (Miscellaneous Manufacturing)	429	23,316
People’s United Financial, Inc. (Savings & Loans)	1,430	18,818
Pepco Holdings, Inc. (Electric)	1,001	22,623
Pfizer, Inc. (Pharmaceuticals)	12,870	374,131
PG&E Corp. (Electric)	1,859	90,050
Phillips 66 (Oil & Gas)	2,717	165,601
Pinnacle West Capital Corp. (Electric)	429	26,126
Pitney Bowes, Inc. (Office/Business Equipment)	858	11,729
Plum Creek Timber Co., Inc. (REIT)	286	14,740
PNC Financial Services Group (Banks)	2,288	155,309
PPL Corp. (Electric)	2,574	85,920
Praxair, Inc. (Chemicals)	572	65,380
Precision Castparts Corp. (Metal Fabricate/Hardware)	286	54,709
Principal Financial Group, Inc. (Insurance)	1,144	41,298
Procter & Gamble Co. (Cosmetics/Personal Care)	6,006	461,081
Progressive Corp. (Insurance)	2,431	61,480
Prologis, Inc. (REIT)	2,002	83,984
Prudential Financial, Inc. (Insurance)	1,144	69,120
Public Service Enterprise Group, Inc. (Electric)	2,145	78,528

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Public Storage, Inc. (REIT)	286	$47,191
QEP Resources, Inc. (Oil & Gas)	715	20,528
Quest Diagnostics, Inc. (Healthcare - Services)	715	40,276
Range Resources Corp. (Oil & Gas)	286	21,027
Raytheon Co. (Aerospace/Defense)	1,430	87,773
Regions Financial Corp. (Banks)	3,146	26,710
Republic Services, Inc. (Environmental Control)	1,287	43,861
Reynolds American, Inc. (Agriculture)	715	33,905
Robert Half International, Inc. (Commercial Services)	286	9,387
Rockwell Automation, Inc. (Machinery - Diversified)	143	12,124
Rockwell Collins, Inc. (Aerospace/Defense)	286	17,995
Rowan Cos. PLC* - Class A (Oil & Gas)	572	18,607
Ryder System, Inc. (Transportation)	286	16,608
Safeway, Inc. (Food)	1,001	22,543
SAIC, Inc. (Commercial Services)	1,287	19,228
SanDisk Corp.* (Computers)	1,001	52,492
SCANA Corp. (Electric)	572	31,002
Schlumberger, Ltd. (Oil & Gas Services)	2,288	170,295
Sealed Air Corp. (Packaging & Containers)	429	9,489
Sempra Energy (Gas)	429	35,543
Sigma-Aldrich Corp. (Chemicals)	286	22,505
Simon Property Group, Inc. (REIT)	572	101,857
Southern Co. (Electric)	3,718	179,320
Southwestern Energy Co.* (Oil & Gas)	715	26,755
Spectra Energy Corp. (Pipelines)	2,860	90,176
St. Jude Medical, Inc. (Healthcare - Products)	1,287	53,050
Stanley Black & Decker, Inc. (Hand/Machine Tools)	715	53,489
Staples, Inc. (Retail)	3,003	39,760
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	286	18,453
State Street Corp. (Banks)	2,002	117,057
Stryker Corp. (Healthcare - Products)	572	37,512
SunTrust Banks, Inc. (Banks)	2,288	66,924
Symantec Corp.* (Internet)	1,144	27,799
Sysco Corp. (Food)	2,574	89,729
Target Corp. (Retail)	2,860	201,802
TE Connectivity, Ltd. (Electronics)	1,001	43,594
TECO Energy, Inc. (Electric)	858	16,414
Tenet Healthcare Corp.* (Healthcare - Services)	429	19,459
Texas Instruments, Inc. (Semiconductors)	1,859	67,314
Textron, Inc. (Miscellaneous Manufacturing)	1,144	29,458
The ADT Corp. (Commercial Services)	429	18,722
The AES Corp. (Electric)	2,717	37,658
The Charles Schwab Corp. (Diversified Financial Services)	4,719	80,033
The Chubb Corp. (Insurance)	1,144	100,752
The Dow Chemical Co. (Chemicals)	5,291	179,417
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	429	29,751
The Goldman Sachs Group, Inc. (Banks)	1,859	271,544
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,001	12,508
The Interpublic Group of Cos., Inc. (Advertising)	1,001	13,854
The JM Smucker Co. - Class A (Food)	286	29,524
The Travelers Cos., Inc. (Insurance)	1,573	134,350
The Williams Cos., Inc. (Pipelines)	1,573	59,978
Thermo Fisher Scientific, Inc. (Electronics)	429	34,612
Tiffany & Co. (Retail)	286	21,072
Torchmark Corp. (Insurance)	429	26,628
Total System Services, Inc. (Commercial Services)	429	10,133
Tyco International, Ltd. (Electronics)	2,002	64,304
Tyson Foods, Inc. - Class A (Food)	1,287	31,699
United Parcel Service, Inc. - Class B (Transportation)	1,573	135,026
United States Steel Corp. (Iron/Steel)	572	10,182
United Technologies Corp. (Aerospace/Defense)	3,718	339,417
UnitedHealth Group, Inc. (Healthcare - Services)	4,433	265,669
UnumProvident Corp. (Insurance)	1,144	31,906
Valero Energy Corp. (Oil & Gas)	2,431	98,018
Varian Medical Systems, Inc.* (Healthcare - Products)	143	9,315
Ventas, Inc. (REIT)	429	34,161
Verizon Communications, Inc. (Telecommunications)	6,578	354,620
Viacom, Inc. - Class B (Media)	858	54,903
Vornado Realty Trust (REIT)	429	37,563
Vulcan Materials Co. (Mining)	143	7,133
W.W. Grainger, Inc. (Distribution/Wholesale)	143	35,245
Walgreen Co. (Retail)	3,718	184,078
Wal-Mart Stores, Inc. (Retail)	7,293	566,813
Walt Disney Co. (Media)	2,288	143,778
Waste Management, Inc. (Environmental Control)	1,859	76,182
Waters Corp.* (Electronics)	143	13,213
WellPoint, Inc. (Healthcare - Services)	1,287	93,848
Wells Fargo & Co. (Banks)	21,307	809,240
Western Digital Corp. (Computers)	1,001	55,335
Western Union Co. (Commercial Services)	2,431	36,003
Weyerhaeuser Co. (REIT)	858	26,178
Whirlpool Corp. (Home Furnishings)	286	32,684
Windstream Corp. (Telecommunications)	2,574	21,930
Wisconsin Energy Corp. (Electric)	1,001	44,985
WPX Energy, Inc.* (Oil & Gas)	858	13,411
Xcel Energy, Inc. (Electric)	2,145	68,190
Xerox Corp. (Office/Business Equipment)	5,291	45,397
Xilinx, Inc. (Semiconductors)	429	16,263
XL Group PLC (Insurance)	1,287	40,077
Xylem, Inc. (Machinery - Diversified)	429	11,905

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
YUM! Brands, Inc. (Retail)	715	$48,706
Zimmer Holdings, Inc. (Healthcare - Products)	143	10,932
TOTAL COMMON STOCKS (Cost $22,751,459)		30,182,680

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $212,000	$212,000	$212,000

TOTAL REPURCHASE AGREEMENTS (Cost $212,000)		212,000

TOTAL INVESTMENT SECURITIES (Cost $22,963,459) - 100.6%		30,394,680
Net other assets (liabilities) - (0.6)%		(190,804)

NET ASSETS - 100.0%		$30,203,876

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Large-Cap Value ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$48,042	0.2%
Aerospace/Defense	718,300	2.4%
Agriculture	266,718	0.9%
Apparel	81,853	0.3%
Auto Manufacturers	233,303	0.8%
Auto Parts & Equipment	117,643	0.4%
Banks	3,491,910	11.5%
Beverages	98,876	0.3%
Chemicals	580,063	1.9%
Coal	56,622	0.2%
Commercial Services	210,619	0.7%
Computers	915,269	3.0%
Cosmetics/Personal Care	619,264	2.1%
Distribution/Wholesale	89,821	0.3%
Diversified Financial Services	361,724	1.2%
Electric	2,009,016	6.7%
Electrical Components & Equipment	103,140	0.3%
Electronics	326,145	1.1%
Engineering & Construction	69,615	0.2%
Entertainment	19,391	0.1%
Environmental Control	120,043	0.4%
Food	921,533	3.1%
Forest Products & Paper	111,989	0.4%
Gas	146,054	0.5%
Hand/Machine Tools	53,489	0.2%
Healthcare - Products	429,175	1.4%
Healthcare - Services	707,935	2.3%
Holding Companies - Diversified	39,755	0.1%
Home Furnishings	45,471	0.2%
Household Products/Wares	116,230	0.4%
Insurance	2,424,179	7.9%
Internet	35,784	0.1%
Iron/Steel	68,202	0.2%
Leisure Time	92,534	0.3%
Lodging	36,953	0.1%
Machinery - Construction & Mining	266,403	0.9%
Machinery - Diversified	97,719	0.3%
Media	248,301	0.8%
Metal Fabricate/Hardware	54,709	0.2%
Mining	242,936	0.8%
Miscellaneous Manufacturing	1,435,185	4.8%
Office/Business Equipment	57,126	0.2%
Oil & Gas	3,709,642	12.2%
Oil & Gas Services	540,044	1.8%
Packaging & Containers	39,534	0.1%
Pharmaceuticals	1,519,310	5.0%
Pipelines	300,456	1.0%
Real Estate	13,854	NM
REIT	589,042	2.0%
Retail	2,011,021	6.7%
Savings & Loans	35,455	0.1%
Semiconductors	237,068	0.8%
Software	614,995	2.0%
Telecommunications	1,858,155	6.2%
Toys/Games/Hobbies	20,322	0.1%
Transportation	524,743	1.7%
Other**	21,196	0.1%
Total	$30,203,876	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (99.8%)
3M Co. (Miscellaneous Manufacturing)	1,078	$112,878
Abbott Laboratories (Pharmaceuticals)	2,940	108,545
AbbVie, Inc. (Pharmaceuticals)	4,704	216,619
Accenture PLC - Class A (Computers)	1,274	103,755
Actavis, Inc.* (Pharmaceuticals)	392	41,446
Adobe Systems, Inc.* (Software)	1,470	66,268
Agilent Technologies, Inc. (Electronics)	1,078	44,672
Airgas, Inc. (Chemicals)	98	9,472
Akamai Technologies, Inc.* (Software)	490	21,516
Alexion Pharmaceuticals, Inc.* (Biotechnology)	588	57,624
Allergan, Inc. (Pharmaceuticals)	588	66,767
Altera Corp. (Semiconductors)	490	15,685
Altria Group, Inc. (Agriculture)	3,430	125,229
Amazon.com, Inc.* (Internet)	1,078	273,607
American Express Co. (Diversified Financial Services)	2,842	194,420
American Tower Corp. (REIT)	1,176	98,772
Ameriprise Financial, Inc. (Diversified Financial Services)	588	43,824
Amgen, Inc. (Biotechnology)	2,254	234,890
Amphenol Corp. - Class A (Electronics)	490	37,005
Anadarko Petroleum Corp. (Oil & Gas)	784	66,452
Analog Devices, Inc. (Semiconductors)	588	25,866
Aon PLC (Insurance)	588	35,486
Apartment Investment and Management Co. - Class A (REIT)	196	6,098
Apple Computer, Inc. (Computers)	2,842	1,258,295
Applied Materials, Inc. (Semiconductors)	3,626	52,613
Autodesk, Inc.* (Software)	392	15,437
Automatic Data Processing, Inc. (Commercial Services)	882	59,394
AutoNation, Inc.* (Retail)	98	4,460
AutoZone, Inc.* (Retail)	98	40,091
AvalonBay Communities, Inc. (REIT)	196	26,076
Ball Corp. (Packaging & Containers)	490	21,619
Bank of America Corp. (Banks)	32,438	399,311
Bank of New York Mellon Corp. (Banks)	1,764	49,780
Bard (C.R.), Inc. (Healthcare - Products)	98	9,737
Baxter International, Inc. (Healthcare - Products)	1,666	116,404
Becton, Dickinson & Co. (Healthcare - Products)	294	27,724
Bed Bath & Beyond, Inc.* (Retail)	294	20,227
Bemis Co., Inc. (Packaging & Containers)	98	3,856
Biogen Idec, Inc.* (Biotechnology)	686	150,186
BlackRock, Inc. (Diversified Financial Services)	196	52,234
BMC Software, Inc.* (Software)	294	13,371
Boeing Co. (Aerospace/Defense)	2,058	188,122
BorgWarner, Inc.* (Auto Parts & Equipment)	392	30,643
Boston Properties, Inc. (REIT)	294	32,172
Boston Scientific Corp.* (Healthcare - Products)	1,764	13,212
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,744	108,992
Broadcom Corp. - Class A (Semiconductors)	1,568	56,448
Brown-Forman Corp. - Class B (Beverages)	490	34,545
C.H. Robinson Worldwide, Inc. (Transportation)	294	17,461
Cabot Oil & Gas Corp. (Oil & Gas)	392	26,676
Cameron International Corp.* (Oil & Gas Services)	392	24,128
Campbell Soup Co. (Food)	294	13,645
CarMax, Inc.* (Retail)	392	18,048
CBRE Group, Inc.* - Class A (Real Estate)	588	14,241
CBS Corp. - Class B (Media)	1,764	80,756
Celgene Corp.* (Biotechnology)	1,274	150,421
Cerner Corp.* (Software)	392	37,934
CF Industries Holdings, Inc. (Chemicals)	196	36,556
Chipotle Mexican Grill, Inc.* (Retail)	98	35,593
Cintas Corp. (Textiles)	294	13,192
Cisco Systems, Inc. (Telecommunications)	7,546	157,863
Citrix Systems, Inc.* (Software)	294	18,278
Clorox Co. (Household Products/Wares)	196	16,905
Coach, Inc. (Apparel)	882	51,915
Coca-Cola Co. (Beverages)	11,466	485,355
Coca-Cola Enterprises, Inc. (Beverages)	490	17,949
Cognizant Technology Solutions Corp.* (Computers)	882	57,154
Colgate-Palmolive Co. (Cosmetics/Personal Care)	784	93,617
Comcast Corp. - Class A (Media)	7,938	327,838
Comerica, Inc. (Banks)	294	10,658
Computer Sciences Corp. (Computers)	294	13,774
Constellation Brands, Inc.* (Beverages)	490	24,182
Costco Wholesale Corp. (Retail)	588	63,757
Covidien PLC (Healthcare - Products)	882	56,307
Crown Castle International Corp.* (Telecommunications)	882	67,914
Cummins, Inc. (Machinery - Diversified)	490	52,131
D.R. Horton, Inc. (Home Builders)	882	23,003
Danaher Corp. (Miscellaneous Manufacturing)	1,078	65,693
DaVita, Inc.* (Healthcare - Services)	294	34,883
Deere & Co. (Machinery - Diversified)	784	70,011
Delphi Automotive PLC (Auto Parts & Equipment)	882	40,757
Denbury Resources, Inc.* (Oil & Gas)	1,078	19,285
DENTSPLY International, Inc. (Healthcare - Products)	294	12,451
DIRECTV* - Class A (Media)	1,764	99,772
Discover Financial Services (Diversified Financial Services)	1,470	64,298
Discovery Communications, Inc.* - Class A (Media)	784	61,795
Dollar General Corp.* (Retail)	490	25,524
Dollar Tree, Inc.* (Retail)	686	32,626
Dover Corp. (Miscellaneous Manufacturing)	294	20,280
Dr. Pepper Snapple Group, Inc. (Beverages)	588	28,712

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dun & Bradstreet Corp. (Software)	98	$8,668
E.I. du Pont de Nemours & Co. (Chemicals)	1,372	74,788
Eastman Chemical Co. (Chemicals)	490	32,659
Eaton Corp. (Miscellaneous Manufacturing)	686	42,127
eBay, Inc.* (Internet)	3,528	184,832
Ecolab, Inc. (Chemicals)	784	66,342
Edwards Lifesciences Corp.* (Healthcare - Products)	294	18,754
Eli Lilly & Co. (Pharmaceuticals)	3,038	168,244
EMC Corp.* (Computers)	6,272	140,681
Emerson Electric Co. (Electrical Components & Equipment)	980	54,400
EOG Resources, Inc. (Oil & Gas)	784	94,989
EQT Corp. (Oil & Gas)	196	14,724
Equifax, Inc. (Commercial Services)	392	23,991
Equity Residential (REIT)	490	28,449
Expedia, Inc. (Internet)	196	10,945
Expeditors International of Washington, Inc. (Transportation)	294	10,563
Express Scripts Holding Co.* (Pharmaceuticals)	1,372	81,456
Exxon Mobil Corp. (Oil & Gas)	7,252	645,356
F5 Networks, Inc.* (Internet)	196	14,980
Family Dollar Stores, Inc. (Retail)	294	18,043
Fastenal Co. (Distribution/Wholesale)	784	38,455
Fidelity National Information Services, Inc. (Software)	588	24,725
First Horizon National Corp. (Banks)	393	4,085
Fiserv, Inc.* (Software)	392	35,715
Flowserve Corp. (Machinery - Diversified)	98	15,496
FMC Corp. (Chemicals)	392	23,794
FMC Technologies, Inc.* (Oil & Gas Services)	294	15,964
Fossil, Inc.* (Distribution/Wholesale)	196	19,232
Franklin Resources, Inc. (Diversified Financial Services)	392	60,627
Gannett Co., Inc. (Media)	294	5,927
General Mills, Inc. (Food)	882	44,470
Gilead Sciences, Inc.* (Biotechnology)	4,606	233,248
Google, Inc.* - Class A (Internet)	784	646,464
H & R Block, Inc. (Commercial Services)	392	10,874
Halliburton Co. (Oil & Gas Services)	1,176	50,298
Harley-Davidson, Inc. (Leisure Time)	392	21,423
Harris Corp. (Telecommunications)	196	9,055
HCP, Inc. (REIT)	784	41,787
Health Care REIT, Inc. (REIT)	784	58,776
Heinz (H.J.) Co. (Food)	490	35,486
Honeywell International, Inc. (Electronics)	1,176	86,483
Huntington Bancshares, Inc. (Banks)	2,548	18,269
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,274	82,249
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	490	26,362
Intel Corp. (Semiconductors)	14,798	354,411
IntercontinentalExchange, Inc.* (Diversified Financial Services)	98	15,967
International Business Machines Corp. (Computers)	1,666	337,432
International Flavors & Fragrances, Inc. (Chemicals)	98	7,565
Intuit, Inc. (Software)	882	52,602
Intuitive Surgical, Inc.* (Healthcare - Products)	98	48,244
Invesco, Ltd. (Diversified Financial Services)	882	27,995
Iron Mountain, Inc. (Commercial Services)	294	11,131
JDS Uniphase Corp.* (Telecommunications)	686	9,261
Johnson & Johnson (Pharmaceuticals)	4,410	375,864
Kellogg Co. (Food)	392	25,496
KeyCorp (Banks)	1,372	13,679
Kimberly-Clark Corp. (Household Products/Wares)	686	70,788
Kimco Realty Corp. (REIT)	686	16,313
KLA-Tencor Corp. (Semiconductors)	490	26,583
L Brands, Inc. (Retail)	686	34,582
Lam Research Corp.* (Semiconductors)	294	13,589
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	392	12,638
Lennar Corp. - Class A (Home Builders)	490	20,198
Life Technologies Corp.* (Biotechnology)	490	36,108
Linear Technology Corp. (Semiconductors)	490	17,885
Lockheed Martin Corp. (Aerospace/Defense)	392	38,843
Lorillard, Inc. (Agriculture)	1,176	50,439
Lowe’s Cos., Inc. (Retail)	3,332	128,015
LSI Logic Corp.* (Semiconductors)	1,666	10,896
M&T Bank Corp. (Banks)	196	19,639
Marathon Petroleum Corp. (Oil & Gas)	490	38,396
Marriott International, Inc. - Class A (Lodging)	393	16,910
Marsh & McLennan Cos., Inc. (Insurance)	882	33,525
Masco Corp. (Building Materials)	1,078	20,956
MasterCard, Inc. - Class A (Commercial Services)	294	162,561
Mattel, Inc. (Toys/Games/Hobbies)	1,078	49,221
McCormick & Co., Inc. (Food)	392	28,200
McDonald’s Corp. (Retail)	1,568	160,156
McGraw-Hill Cos., Inc. (Media)	588	31,817
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	294	23,840
Medtronic, Inc. (Healthcare - Products)	1,470	68,621
Merck & Co., Inc. (Pharmaceuticals)	9,016	423,752
Microchip Technology, Inc. (Semiconductors)	392	14,277
Micron Technology, Inc.* (Semiconductors)	1,274	12,001
Microsoft Corp. (Software)	12,446	411,963
Molex, Inc. (Electrical Components & Equipment)	196	5,404
Monsanto Co. (Chemicals)	1,568	167,493
Monster Beverage Corp.* (Beverages)	392	22,109
Moody’s Corp. (Commercial Services)	588	35,780

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,176	$34,233
NetApp, Inc.* (Computers)	686	23,935
Netflix, Inc.* (Internet)	196	42,350
Newell Rubbermaid, Inc. (Housewares)	882	23,232
News Corp. - Class A (Media)	5,978	185,139
NIKE, Inc. - Class B (Apparel)	1,274	81,026
Noble Energy, Inc. (Oil & Gas)	490	55,512
Nordstrom, Inc. (Retail)	490	27,729
Nucor Corp. (Iron/Steel)	490	21,374
Omnicom Group, Inc. (Advertising)	392	23,429
Oracle Corp. (Software)	11,074	363,006
O’Reilly Automotive, Inc.* (Retail)	294	31,552
PACCAR, Inc. (Auto Manufacturers)	1,078	53,663
Pall Corp. (Miscellaneous Manufacturing)	196	13,075
Paychex, Inc. (Commercial Services)	588	21,409
Pentair, Ltd. (Miscellaneous Manufacturing)	294	15,979
PepsiCo, Inc. (Beverages)	4,606	379,857
PerkinElmer, Inc. (Electronics)	294	9,011
Perrigo Co. (Pharmaceuticals)	294	35,107
PetSmart, Inc. (Retail)	294	20,063
Pfizer, Inc. (Pharmaceuticals)	12,740	370,352
Philip Morris International, Inc. (Agriculture)	4,900	468,391
Pioneer Natural Resources Co. (Oil & Gas)	392	47,914
Plum Creek Timber Co., Inc. (REIT)	294	15,153
PPG Industries, Inc. (Chemicals)	392	57,679
Praxair, Inc. (Chemicals)	490	56,007
Precision Castparts Corp. (Metal Fabricate/Hardware)	294	56,239
Priceline.com, Inc.* (Internet)	196	136,414
Procter & Gamble Co. (Cosmetics/Personal Care)	4,018	308,463
Prudential Financial, Inc. (Insurance)	686	41,448
Public Storage, Inc. (REIT)	196	32,340
PulteGroup, Inc.* (Home Builders)	980	20,570
PVH Corp. (Retail)	196	22,620
Qualcomm, Inc. (Semiconductors)	5,194	320,054
Quanta Services, Inc.* (Commercial Services)	686	18,851
Ralph Lauren Corp. (Apparel)	196	35,590
Range Resources Corp. (Oil & Gas)	294	21,615
Red Hat, Inc.* (Software)	588	28,183
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	196	42,167
Regions Financial Corp. (Banks)	2,058	17,472
Reynolds American, Inc. (Agriculture)	490	23,236
Robert Half International, Inc. (Commercial Services)	294	9,649
Rockwell Automation, Inc. (Machinery - Diversified)	294	24,925
Rockwell Collins, Inc. (Aerospace/Defense)	196	12,332
Roper Industries, Inc. (Machinery - Diversified)	294	35,177
Ross Stores, Inc. (Retail)	686	45,324
Salesforce.com, Inc.* (Software)	1,568	64,460
Schlumberger, Ltd. (Oil & Gas Services)	2,450	182,353
Scripps Networks Interactive - Class A (Media)	294	19,575
Seagate Technology PLC (Computers)	980	35,966
Sealed Air Corp. (Packaging & Containers)	294	6,503
Sempra Energy (Gas)	294	24,357
Sherwin-Williams Co. (Chemicals)	294	53,834
Sigma-Aldrich Corp. (Chemicals)	196	15,423
Simon Property Group, Inc. (REIT)	588	104,706
SLM Corp. (Diversified Financial Services)	1,372	28,332
Snap-on, Inc. (Hand/Machine Tools)	196	16,895
Southwest Airlines Co. (Airlines)	2,156	29,537
Southwestern Energy Co.* (Oil & Gas)	588	22,003
Sprint Nextel Corp.* (Telecommunications)	9,016	63,563
Starbucks Corp. (Retail)	2,254	137,133
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	392	25,292
Stericycle, Inc.* (Environmental Control)	294	31,846
Stryker Corp. (Healthcare - Products)	490	32,134
Symantec Corp.* (Internet)	1,274	30,958
T. Rowe Price Group, Inc. (Diversified Financial Services)	784	56,840
TE Connectivity, Ltd. (Electronics)	588	25,607
Teradata Corp.* (Computers)	490	25,024
Teradyne, Inc.* (Semiconductors)	588	9,667
Tesoro Petroleum Corp. (Oil & Gas)	392	20,933
Texas Instruments, Inc. (Semiconductors)	2,058	74,520
The ADT Corp. (Commercial Services)	392	17,107
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	392	27,185
The Gap, Inc. (Retail)	882	33,507
The Hershey Co. (Food)	490	43,688
The Home Depot, Inc. (Retail)	4,508	330,662
The Interpublic Group of Cos., Inc. (Advertising)	490	6,782
The JM Smucker Co. - Class A (Food)	196	20,233
The Mosaic Co. (Chemicals)	784	48,287
The Williams Cos., Inc. (Pipelines)	980	37,367
Thermo Fisher Scientific, Inc. (Electronics)	686	55,347
Tiffany & Co. (Retail)	196	14,441
Time Warner Cable, Inc. (Media)	882	82,811
Time Warner, Inc. (Media)	2,842	169,895
TJX Cos., Inc. (Retail)	2,156	105,148
Total System Services, Inc. (Commercial Services)	196	4,630
TripAdvisor, Inc.* (Internet)	294	15,458
U.S. Bancorp (Banks)	5,586	185,902
Union Pacific Corp. (Transportation)	1,372	203,002
United Parcel Service, Inc. - Class B (Transportation)	1,078	92,536
Urban Outfitters, Inc.* (Retail)	294	12,183
V.F. Corp. (Apparel)	294	52,397
Varian Medical Systems, Inc.* (Healthcare - Products)	196	12,767
Ventas, Inc. (REIT)	588	46,822
VeriSign, Inc.* (Internet)	490	22,574

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Verizon Communications, Inc. (Telecommunications)	4,018	$216,610
Viacom, Inc. - Class B (Media)	784	50,168
Visa, Inc. - Class A (Commercial Services)	1,568	264,145
Vornado Realty Trust (REIT)	294	25,743
Vulcan Materials Co. (Mining)	294	14,665
W.W. Grainger, Inc. (Distribution/Wholesale)	98	24,154
Walt Disney Co. (Media)	3,822	240,173
Waters Corp.* (Electronics)	196	18,110
Weyerhaeuser Co. (REIT)	1,078	32,890
Whole Foods Market, Inc. (Food)	490	43,277
Wyndham Worldwide Corp. (Lodging)	392	23,551
Wynn Resorts, Ltd. (Lodging)	196	26,911
Xilinx, Inc. (Semiconductors)	490	18,576
Xylem, Inc. (Machinery - Diversified)	294	8,159
Yahoo!, Inc.* (Internet)	2,940	72,706
YUM! Brands, Inc. (Retail)	882	60,082
Zimmer Holdings, Inc. (Healthcare - Products)	392	29,968
Zions Bancorp (Banks)	588	14,477
TOTAL COMMON STOCKS (Cost $13,831,485)		21,913,986
TOTAL INVESTMENT SECURITIES (Cost $13,831,485) - 99.8%		21,913,986
Net other assets (liabilities) - 0.2%		43,393

NET ASSETS - 100.0%		$21,957,379

*	Non-income producing security

Large-Cap Growth ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$30,211	0.1%
Aerospace/Defense	239,297	1.1%
Agriculture	667,295	3.0%
Airlines	29,537	0.1%
Apparel	220,928	1.0%
Auto Manufacturers	53,663	0.2%
Auto Parts & Equipment	71,400	0.3%
Banks	733,272	3.3%
Beverages	992,709	4.5%
Biotechnology	904,644	4.1%
Building Materials	20,956	0.1%
Chemicals	649,899	3.0%
Commercial Services	639,522	2.9%
Computers	1,996,016	9.0%
Cosmetics/Personal Care	429,265	2.0%
Distribution/Wholesale	81,841	0.4%
Diversified Financial Services	544,537	2.5%
Electrical Components & Equipment	59,804	0.3%
Electronics	276,235	1.3%
Environmental Control	31,846	0.1%
Food	254,495	1.2%
Gas	24,357	0.1%
Hand/Machine Tools	16,895	0.1%
Healthcare - Products	446,323	2.0%
Healthcare - Services	34,883	0.2%
Home Builders	63,771	0.3%
Household Products/Wares	87,693	0.4%
Housewares	23,232	0.1%
Insurance	110,459	0.5%
Internet	1,451,288	6.6%
Iron/Steel	21,374	0.1%
Leisure Time	21,423	0.1%
Lodging	92,664	0.4%
Machinery - Diversified	205,899	0.9%
Media	1,355,666	6.2%
Metal Fabricate/Hardware	56,239	0.3%
Mining	14,665	0.1%
Miscellaneous Manufacturing	391,281	1.8%
Oil & Gas	1,073,855	4.9%
Oil & Gas Services	272,743	1.2%
Packaging & Containers	31,978	0.1%
Pharmaceuticals	2,055,217	9.3%
Pipelines	37,367	0.2%
Real Estate	14,241	0.1%
REIT	566,097	2.6%
Retail	1,421,566	6.5%
Semiconductors	1,023,071	4.7%
Software	1,162,126	5.3%
Telecommunications	524,266	2.4%
Textiles	13,192	0.1%
Toys/Games/Hobbies	49,221	0.2%
Transportation	323,562	1.5%
Other**	43,393	0.2%
Total	$21,957,379	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (100.2%)
Aaron’s, Inc. (Commercial Services)	2,163	$62,100
Acuity Brands, Inc. (Electrical Components & Equipment)	515	37,574
Acxiom Corp.* (Software)	824	16,389
ADTRAN, Inc. (Telecommunications)	1,854	38,934
Advance Auto Parts, Inc. (Retail)	1,030	86,396
Advent Software, Inc.* (Software)	515	14,956
Aecom Technology Corp.* (Engineering & Construction)	3,193	92,821
Aeropostale, Inc.* (Retail)	2,369	34,730
AGCO Corp. (Machinery - Diversified)	2,884	153,573
Albemarle Corp. (Chemicals)	1,030	63,088
Alexander & Baldwin, Inc.* (Real Estate)	1,339	45,606
Alexandria Real Estate Equities, Inc. (REIT)	1,957	142,411
Alleghany Corp.* (Insurance)	206	81,110
Alliant Energy Corp. (Electric)	3,296	176,369
Alliant Techsystems, Inc. (Aerospace/Defense)	1,030	76,591
Allscripts Healthcare Solutions, Inc.* (Software)	5,150	71,276
Alpha Natural Resources, Inc.* (Coal)	6,695	49,677
American Campus Communities, Inc. (REIT)	1,648	73,567
American Financial Group, Inc. (Insurance)	2,266	109,380
ANSYS, Inc.* (Software)	1,030	83,286
AOL, Inc. (Internet)	1,339	51,739
Apollo Investment Corp. (Investment Companies)	6,077	53,538
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,957	109,788
Aqua America, Inc. (Water)	1,957	62,096
Arch Coal, Inc. (Coal)	6,386	30,972
Arrow Electronics, Inc.* (Distribution/Wholesale)	3,193	125,261
Arthur J. Gallagher & Co. (Insurance)	1,854	78,702
Ashland, Inc. (Chemicals)	1,030	87,765
Aspen Insurance Holdings, Ltd. (Insurance)	2,060	78,671
Associated Banc-Corp. (Banks)	5,047	72,021
Astoria Financial Corp. (Savings & Loans)	2,472	23,706
Atmos Energy Corp. (Gas)	2,678	118,823
Atwood Oceanics, Inc.* (Oil & Gas)	1,751	85,887
Avnet, Inc.* (Electronics)	4,120	134,930
BancorpSouth, Inc. (Banks)	2,472	39,552
Bank of Hawaii Corp. (Banks)	1,339	63,857
Barnes & Noble, Inc.* (Retail)	1,133	20,541
Big Lots, Inc.* (Retail)	1,751	63,771
Bill Barrett Corp.* (Oil & Gas)	1,442	28,638
BioMed Realty Trust, Inc. (REIT)	5,562	125,201
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	618	74,006
Black Hills Corp. (Electric)	1,339	62,786
BRE Properties, Inc. - Class A (REIT)	1,339	67,593
Brinker International, Inc. (Retail)	618	24,040
Broadridge Financial Solutions, Inc. (Software)	1,957	49,277
Brown & Brown, Inc. (Insurance)	1,648	51,072
Cabot Corp. (Chemicals)	1,854	69,636
Camden Property Trust (REIT)	1,236	89,412
CARBO Ceramics, Inc. (Oil & Gas Services)	309	21,831
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	824	53,453
Carpenter Technology Corp. (Iron/Steel)	412	18,524
CBOE Holdings, Inc. (Diversified Financial Services)	1,030	38,656
Church & Dwight, Inc. (Household Products/Wares)	1,751	111,871
Cimarex Energy Co. (Oil & Gas)	1,442	105,525
Clarcor, Inc. (Miscellaneous Manufacturing)	824	42,601
Cleco Corp. (Electric)	1,854	91,810
Commerce Bancshares, Inc. (Banks)	2,369	95,021
Commercial Metals Co. (Iron/Steel)	3,502	51,199
Community Health Systems, Inc. (Healthcare - Services)	2,781	126,730
Compass Minerals International, Inc. (Mining)	515	44,568
Compuware Corp.* (Software)	6,386	76,632
Convergys Corp. (Commercial Services)	3,193	54,345
Con-way, Inc. (Transportation)	1,648	55,702
Corporate Office Properties Trust (REIT)	1,442	41,804
Covance, Inc.* (Healthcare - Services)	618	46,078
Crane Co. (Miscellaneous Manufacturing)	1,442	77,623
Cullen/Frost Bankers, Inc. (Banks)	1,854	111,999
Cypress Semiconductor Corp. (Semiconductors)	2,163	21,825
Cytec Industries, Inc. (Chemicals)	515	37,523
Deckers Outdoor Corp.* (Apparel)	1,030	56,774
Deluxe Corp. (Commercial Services)	824	31,427
DeVry, Inc. (Commercial Services)	1,751	49,046
Diebold, Inc. (Computers)	1,854	54,304
Domtar Corp. (Forest Products & Paper)	1,030	71,595
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,545	56,207
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,163	41,703
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,236	68,734
Dril-Quip, Inc.* (Oil & Gas Services)	515	43,111
DST Systems, Inc. (Computers)	927	64,102
Duke Realty Corp. (REIT)	5,356	94,480
East West Bancorp, Inc. (Banks)	4,223	102,746
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,648	60,383
Energen Corp. (Oil & Gas)	2,163	102,569
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,854	179,078
Equity One, Inc. (REIT)	1,030	26,255
Essex Property Trust, Inc. (REIT)	618	97,057
Esterline Technologies Corp.* (Aerospace/Defense)	927	69,562
Everest Re Group, Ltd. (Insurance)	1,545	208,561
Exelis, Inc. (Aerospace/Defense)	5,665	63,278

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FactSet Research Systems, Inc. (Media)	515	$48,446
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,811	49,161
Federal Realty Investment Trust (REIT)	824	96,416
Federated Investors, Inc. - Class B (Diversified Financial Services)	2,781	63,851
Fidelity National Title Group, Inc. - Class A (Insurance)	2,884	77,435
First Niagara Financial Group, Inc. (Savings & Loans)	10,609	100,892
FirstMerit Corp. (Banks)	4,944	84,691
Flowers Foods, Inc. (Food)	1,751	57,678
Forest Oil Corp.* (Oil & Gas)	1,751	7,337
FTI Consulting, Inc.* (Commercial Services)	1,236	40,936
Fulton Financial Corp. (Banks)	2,678	29,619
Gardner Denver, Inc. (Machinery - Diversified)	1,442	108,280
GATX Corp. (Trucking & Leasing)	1,442	73,470
General Cable Corp.* (Electrical Components & Equipment)	1,545	53,272
Genesee & Wyoming, Inc.* - Class A (Transportation)	618	52,654
Global Payments, Inc. (Commercial Services)	1,133	52,571
Granite Construction, Inc. (Engineering & Construction)	1,030	28,500
Great Plains Energy, Inc. (Electric)	4,635	111,843
Green Mountain Coffee Roasters, Inc.* (Beverages)	1,339	76,859
Greenhill & Co., Inc. (Diversified Financial Services)	309	14,273
Greif, Inc. - Class A (Packaging & Containers)	927	44,654
GUESS?, Inc. (Retail)	1,854	51,319
Hancock Holding Co. (Banks)	2,575	70,220
Hanover Insurance Group, Inc. (Insurance)	1,339	67,526
Harris Teeter Supermarkets, Inc. (Food)	1,442	60,261
Harsco Corp. (Miscellaneous Manufacturing)	2,472	53,964
Hawaiian Electric Industries, Inc. (Electric)	2,987	84,532
HCC Insurance Holdings, Inc. (Insurance)	2,987	127,246
Health Management Associates, Inc.* - Class A (Healthcare - Services)	7,725	88,760
Health Net, Inc.* (Healthcare - Services)	2,369	69,649
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,987	68,820
Henry Schein, Inc.* (Healthcare - Products)	1,030	93,112
Herman Miller, Inc. (Office Furnishings)	1,030	25,843
Highwoods Properties, Inc. (REIT)	927	38,035
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,854	63,166
Hillshire Brands Co. (Food)	3,708	133,154
HNI Corp. (Office Furnishings)	1,339	46,101
Hologic, Inc.* (Healthcare - Products)	3,811	77,630
Home Properties, Inc. (REIT)	824	53,115
Hospitality Properties Trust (REIT)	4,120	121,169
Hubbell, Inc. - Class B (Electrical Components & Equipment)	721	69,187
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,545	81,731
IDACORP, Inc. (Electric)	1,545	76,029
IDEX Corp. (Machinery - Diversified)	824	42,873
Informatica Corp.* (Software)	3,296	108,538
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	4,532	80,715
Integrated Device Technology, Inc.* (Semiconductors)	2,060	14,647
International Bancshares Corp. (Banks)	1,648	31,971
International Rectifier Corp.* (Semiconductors)	2,060	43,693
International Speedway Corp. - Class A (Entertainment)	721	23,699
Intersil Corp. - Class A (Semiconductors)	3,811	29,573
Intrepid Potash, Inc. (Chemicals)	1,648	30,340
ITT Corp. (Miscellaneous Manufacturing)	1,442	39,799
Jack Henry & Associates, Inc. (Computers)	927	43,013
Janus Capital Group, Inc. (Diversified Financial Services)	5,768	51,451
JetBlue Airways Corp.* (Airlines)	6,798	46,838
John Wiley & Sons, Inc. (Media)	1,442	55,041
Kansas City Southern Industries, Inc. (Transportation)	1,339	146,046
KBR, Inc. (Engineering & Construction)	4,429	133,224
Kemper Corp. (Insurance)	1,648	52,506
Kennametal, Inc. (Hand/Machine Tools)	2,369	94,736
Kilroy Realty Corp. (REIT)	1,236	69,945
Kirby Corp.* (Transportation)	721	53,996
Lancaster Colony Corp. (Food)	309	24,389
Landstar System, Inc. (Transportation)	515	28,150
Lender Processing Services, Inc. (Commercial Services)	1,236	34,287
Lexmark International, Inc. - Class A (Computers)	1,854	56,195
Liberty Property Trust (REIT)	3,605	154,979
Life Time Fitness, Inc.* (Leisure Time)	618	28,539
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,442	69,216
Mack-Cali Realty Corp. (REIT)	2,472	68,647
Manpower, Inc. (Commercial Services)	2,266	120,461
ManTech International Corp. - Class A (Software)	721	19,243
Martin Marietta Materials (Building Materials)	721	72,814
Masimo Corp. (Healthcare - Products)	721	14,463
Matson, Inc. (Transportation)	1,236	29,095
Matthews International Corp. - Class A (Commercial Services)	824	30,331
MDU Resources Group, Inc. (Electric)	5,665	141,342
Mednax, Inc.* (Healthcare - Services)	721	63,974
MEMC Electronic Materials, Inc.* (Semiconductors)	7,004	37,822
Mercury General Corp. (Insurance)	1,133	51,789
Meredith Corp. (Media)	1,133	43,983

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Micros Systems, Inc.* (Computers)	1,236	$52,419
Mine Safety Appliances Co. (Environmental Control)	515	24,720
Minerals Technologies, Inc. (Chemicals)	1,030	41,849
Mohawk Industries, Inc.* (Textiles)	618	68,524
Monster Worldwide, Inc.* (Commercial Services)	3,502	15,339
MSCI, Inc.* - Class A (Software)	1,442	49,172
National Fuel Gas Co. (Electric)	2,472	155,044
National Retail Properties, Inc. (REIT)	1,854	73,567
NCR Corp.* (Computers)	1,648	44,941
New York Community Bancorp (Savings & Loans)	13,287	180,039
NV Energy, Inc. (Electric)	7,107	153,724
NVR, Inc.* (Home Builders)	103	106,090
Oceaneering International, Inc. (Oil & Gas Services)	1,339	93,958
Office Depot, Inc.* (Retail)	4,017	15,506
OGE Energy Corp. (Electric)	2,987	216,348
Oil States International, Inc.* (Oil & Gas Services)	721	64,429
Old Republic International Corp. (Insurance)	7,313	98,726
Olin Corp. (Chemicals)	2,369	57,259
Omnicare, Inc. (Pharmaceuticals)	3,193	139,757
Oshkosh Truck Corp.* (Auto Manufacturers)	2,678	105,138
Owens & Minor, Inc. (Distribution/Wholesale)	1,957	63,739
Patterson-UTI Energy, Inc. (Oil & Gas)	2,163	45,618
Plains Exploration & Production Co.* (Oil & Gas)	1,545	69,834
Plantronics, Inc. (Telecommunications)	515	22,567
PNM Resources, Inc. (Electric)	1,133	27,203
Polycom, Inc.* (Telecommunications)	5,356	56,238
Post Holdings, Inc.* (Food)	1,030	45,104
Potlatch Corp. (REIT)	515	24,385
Primerica, Inc. (Insurance)	1,339	45,472
Prosperity Bancshares, Inc. (Banks)	1,339	61,514
Protective Life Corp. (Insurance)	2,369	90,164
PTC, Inc.* (Software)	1,957	46,988
QLogic Corp.* (Semiconductors)	2,781	30,202
Questar Corp. (Gas)	5,253	133,374
Quicksilver Resources, Inc.* (Oil & Gas)	1,854	4,672
R.R. Donnelley & Sons Co. (Commercial Services)	5,459	67,200
Raymond James Financial Corp. (Diversified Financial Services)	1,442	59,728
Rayonier, Inc. (REIT)	1,442	85,684
Realty Income Corp. (REIT)	2,472	125,998
Regal-Beloit Corp. (Hand/Machine Tools)	618	48,587
Regency Centers Corp. (REIT)	1,236	69,537
Regis Corp. (Retail)	1,751	32,831
Reinsurance Group of America, Inc. (Insurance)	2,266	141,738
Reliance Steel & Aluminum Co. (Iron/Steel)	2,266	147,448
Rent-A-Center, Inc. (Commercial Services)	1,751	61,162
RF Micro Devices, Inc.* (Telecommunications)	4,635	26,002
Rock-Tenn Co. - Class A (Packaging & Containers)	2,163	216,602
Rollins, Inc. (Commercial Services)	927	22,545
Rosetta Resources, Inc.* (Oil & Gas)	618	26,518
Rovi Corp.* (Semiconductors)	3,090	72,274
RPM, Inc. (Chemicals)	2,060	66,744
Saks, Inc.* (Retail)	3,090	35,690
Scholastic Corp. (Media)	824	22,619
Scientific Games Corp.* - Class A (Entertainment)	1,545	13,720
SEI Investments Co. (Commercial Services)	1,751	50,184
Senior Housing Properties Trust (REIT)	2,781	79,064
Sensient Technologies Corp. (Chemicals)	1,545	60,796
Signet Jewelers, Ltd. (Retail)	1,339	92,029
Silgan Holdings, Inc. (Packaging & Containers)	721	34,514
Silicon Laboratories, Inc.* (Semiconductors)	515	20,451
SL Green Realty Corp. (REIT)	2,781	252,236
SM Energy Co. (Oil & Gas)	824	50,264
Smithfield Foods, Inc.* (Food)	3,708	94,924
Solera Holdings, Inc. (Software)	721	41,515
Sonoco Products Co. (Packaging & Containers)	3,090	108,274
Sotheby’s - Class A (Commercial Services)	721	25,581
SPX Corp. (Miscellaneous Manufacturing)	1,442	107,444
StanCorp Financial Group, Inc. (Insurance)	1,339	57,818
Steel Dynamics, Inc. (Iron/Steel)	6,592	99,144
STERIS Corp. (Healthcare - Products)	1,751	72,824
Strayer Education, Inc. (Commercial Services)	309	14,634
Superior Energy Services, Inc.* (Oil & Gas Services)	4,841	133,562
SUPERVALU, Inc. (Food)	3,502	20,452
Synopsys, Inc.* (Computers)	2,163	76,937
Taubman Centers, Inc. (REIT)	824	70,460
TCF Financial Corp. (Banks)	4,944	71,935
Tech Data Corp.* (Electronics)	1,133	52,945
Techne Corp. (Healthcare - Products)	515	33,032
Teleflex, Inc. (Healthcare - Products)	1,236	96,569
Telephone & Data Systems, Inc. (Telecommunications)	2,987	67,028
Tellabs, Inc. (Telecommunications)	10,094	20,895
Tempur-Pedic International, Inc.* (Home Furnishings)	721	34,969
The Brink’s Co. (Commercial Services)	1,442	38,227
The Cheesecake Factory, Inc. (Retail)	618	24,609
The Corporate Executive Board Co. (Commercial Services)	412	23,220
The Macerich Co. (REIT)	2,369	165,948
The New York Times Co.* - Class A (Media)	3,708	32,853

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,133	$51,382
The Wendy’s Co. (Retail)	8,446	48,058
Tidewater, Inc. (Transportation)	1,442	75,633
Tootsie Roll Industries, Inc. (Food)	323	10,087
Towers Watson & Co. - Class A (Commercial Services)	1,751	127,682
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,369	99,995
Triumph Group, Inc. (Aerospace/Defense)	618	49,378
Trustmark Corp. (Banks)	2,060	50,573
Tupperware Corp. (Household Products/Wares)	618	49,625
UDR, Inc. (REIT)	4,326	106,333
UGI Corp. (Gas)	3,399	139,291
Unit Corp.* (Oil & Gas)	1,339	56,278
United Natural Foods, Inc.* (Food)	721	36,007
United Rentals, Inc.* (Commercial Services)	824	43,351
Universal Corp. (Agriculture)	721	41,494
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,678	178,329
URS Corp. (Engineering & Construction)	2,266	99,523
UTI Worldwide, Inc. (Transportation)	3,090	45,392
Valassis Communications, Inc. (Commercial Services)	1,133	29,039
Valley National Bancorp (Banks)	5,974	53,706
VCA Antech, Inc.* (Pharmaceuticals)	2,678	64,540
Vectren Corp. (Gas)	2,472	92,848
VeriFone Systems, Inc.* (Software)	1,648	35,399
Vishay Intertechnology, Inc.* (Electronics)	4,017	56,399
W.R. Berkley Corp. (Insurance)	3,296	143,112
Waste Connections, Inc. (Environmental Control)	1,854	70,359
Watsco, Inc. (Distribution/Wholesale)	309	26,073
Webster Financial Corp. (Banks)	1,133	26,478
Weingarten Realty Investors (REIT)	1,751	59,657
WellCare Health Plans, Inc.* (Healthcare - Services)	1,339	78,077
Werner Enterprises, Inc. (Transportation)	1,339	30,743
Westamerica Bancorp (Banks)	824	35,753
Westar Energy, Inc. (Electric)	3,811	133,233
WGL Holdings, Inc. (Gas)	1,545	71,410
WMS Industries, Inc.* (Leisure Time)	1,648	41,826
Woodward, Inc. (Electronics)	1,854	66,725
World Fuel Services Corp. (Retail)	2,163	87,710
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	618	28,830
TOTAL COMMON STOCKS (Cost $16,370,410)		20,127,092
TOTAL INVESTMENT SECURITIES (Cost $16,370,410) - 100.2%		20,127,092
Net other assets (liabilities) - (0.2)%		(44,124)

NET ASSETS - 100.0%		$20,082,968

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$258,809	1.3%
Agriculture	41,494	0.2%
Airlines	46,838	0.2%
Apparel	56,774	0.3%
Auto Manufacturers	105,138	0.5%
Banks	1,001,656	4.9%
Beverages	76,859	0.4%
Biotechnology	74,006	0.4%
Building Materials	72,814	0.4%
Chemicals	515,000	2.6%
Coal	80,649	0.4%
Commercial Services	993,668	4.8%
Computers	391,911	2.0%
Distribution/Wholesale	295,788	1.5%
Diversified Financial Services	227,959	1.1%
Electric	1,430,263	7.0%
Electrical Components & Equipment	339,111	1.7%
Electronics	310,999	1.5%
Engineering & Construction	354,068	1.8%
Entertainment	79,122	0.4%
Environmental Control	95,079	0.5%
Food	482,056	2.4%
Forest Products & Paper	71,595	0.4%
Gas	555,746	2.8%
Hand/Machine Tools	143,323	0.7%
Healthcare - Products	450,796	2.2%
Healthcare - Services	720,813	3.6%
Home Builders	106,090	0.5%
Home Furnishings	34,969	0.2%
Household Products/Wares	212,878	1.1%
Insurance	1,561,028	7.7%
Internet	51,739	0.3%
Investment Companies	53,538	0.3%
Iron/Steel	316,315	1.6%
Leisure Time	70,365	0.4%
Machinery - Diversified	333,556	1.7%
Media	202,942	1.0%
Mining	44,568	0.2%
Miscellaneous Manufacturing	640,874	3.2%
Office Furnishings	71,944	0.4%
Oil & Gas	583,140	2.9%
Oil & Gas Services	494,445	2.5%
Packaging & Containers	404,044	2.0%
Pharmaceuticals	264,680	1.3%
Real Estate	45,606	0.2%
REIT	2,472,955	12.2%
Retail	617,230	3.1%
Savings & Loans	304,637	1.5%
Semiconductors	319,648	1.6%
Shipbuilding	81,731	0.4%
Software	612,671	3.1%
Telecommunications	231,664	1.2%
Textiles	68,524	0.3%
Transportation	517,411	2.6%
Trucking & Leasing	73,470	0.4%
Water	62,096	0.3%
Other**	(44,124)	(0.2)%
Total	$20,082,968	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (99.8%)
ACI Worldwide, Inc.* (Software)	1,384	$65,062
Acuity Brands, Inc. (Electrical Components & Equipment)	865	63,110
Acxiom Corp.* (Software)	1,557	30,969
Advance Auto Parts, Inc. (Retail)	1,211	101,579
Advent Software, Inc.* (Software)	519	15,072
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,730	269,326
Alaska Air Group, Inc.* (Airlines)	2,249	138,628
Albemarle Corp. (Chemicals)	1,730	105,963
Alleghany Corp.* (Insurance)	346	136,235
Alliance Data Systems Corp.* (Commercial Services)	1,730	297,162
AMC Networks, Inc.* - Class A (Media)	1,903	119,908
American Campus Communities, Inc. (REIT)	1,730	77,227
American Eagle Outfitters, Inc. (Retail)	5,882	114,405
Ametek, Inc. (Electrical Components & Equipment)	7,958	323,971
ANN, Inc.* (Retail)	1,557	45,994
ANSYS, Inc.* (Software)	1,903	153,876
AOL, Inc. (Internet)	1,038	40,108
Aqua America, Inc. (Water)	2,422	76,850
Arthur J. Gallagher & Co. (Insurance)	2,076	88,126
Ascena Retail Group, Inc.* (Retail)	4,152	76,812
Ashland, Inc. (Chemicals)	1,211	103,189
Atmel Corp.* (Semiconductors)	14,532	94,022
Bally Technologies, Inc.* (Entertainment)	1,384	73,740
BE Aerospace, Inc.* (Aerospace/Defense)	3,460	217,081
Bob Evans Farms, Inc. (Retail)	865	37,489
BRE Properties, Inc. - Class A (REIT)	1,038	52,398
Brinker International, Inc. (Retail)	1,557	60,567
Broadridge Financial Solutions, Inc. (Software)	1,903	47,918
Brown & Brown, Inc. (Insurance)	2,076	64,335
Cabela’s, Inc.* (Retail)	1,557	99,959
Cadence Design Systems, Inc.* (Computers)	9,342	128,919
Camden Property Trust (REIT)	1,384	100,119
CARBO Ceramics, Inc. (Oil & Gas Services)	346	24,445
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,211	78,558
Carpenter Technology Corp. (Iron/Steel)	1,038	46,668
Carter’s, Inc.* (Apparel)	1,730	113,125
Cathay Bancorp, Inc. (Banks)	2,422	47,738
CBOE Holdings, Inc. (Diversified Financial Services)	1,730	64,927
Charles River Laboratories International, Inc.* (Biotechnology)	1,557	67,714
Chico’s FAS, Inc. (Retail)	5,536	101,143
Church & Dwight, Inc. (Household Products/Wares)	2,595	165,795
Ciena Corp.* (Telecommunications)	3,287	49,174
Cimarex Energy Co. (Oil & Gas)	1,211	88,621
Cinemark Holdings, Inc. (Entertainment)	3,460	106,879
City National Corp. (Banks)	1,557	89,107
Clarcor, Inc. (Miscellaneous Manufacturing)	692	35,776
Clean Harbors, Inc.* (Environmental Control)	1,730	98,558
CommVault Systems, Inc.* (Software)	1,384	101,779
Compass Minerals International, Inc. (Mining)	519	44,914
Concur Technologies, Inc.* (Software)	1,557	113,832
Copart, Inc.* (Retail)	3,460	121,965
CoreLogic, Inc.* (Commercial Services)	3,287	89,669
Corporate Office Properties Trust (REIT)	1,038	30,092
Corrections Corp. of America (REIT)	3,287	118,989
Covance, Inc.* (Healthcare - Services)	1,038	77,394
Cree, Inc.* (Semiconductors)	3,806	215,306
Cypress Semiconductor Corp. (Semiconductors)	2,076	20,947
Cytec Industries, Inc. (Chemicals)	865	63,024
Deluxe Corp. (Commercial Services)	692	26,393
Dick’s Sporting Goods, Inc. (Retail)	3,287	158,105
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,768	100,700
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,211	67,344
Dril-Quip, Inc.* (Oil & Gas Services)	519	43,445
Duke Realty Corp. (REIT)	4,844	85,448
Eagle Materials, Inc. (Building Materials)	1,557	105,486
Eaton Vance Corp. (Diversified Financial Services)	3,806	151,783
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,076	76,065
Equinix, Inc.* (Internet)	1,557	333,353
Equity One, Inc. (REIT)	865	22,049
Essex Property Trust, Inc. (REIT)	692	108,679
Extra Space Storage, Inc. (REIT)	3,460	150,787
FactSet Research Systems, Inc. (Media)	692	65,096
Fair Isaac Corp. (Software)	1,211	56,408
Federal Realty Investment Trust (REIT)	1,211	141,699
Fidelity National Title Group, Inc. - Class A (Insurance)	3,979	106,836
First American Financial Corp. (Insurance)	3,633	97,255
Flowers Foods, Inc. (Food)	1,903	62,684
Foot Locker, Inc. (Retail)	5,017	174,943
Forest Oil Corp.* (Oil & Gas)	1,903	7,974
Fortune Brands Home & Security, Inc.* (Building Materials)	5,363	195,160
Fulton Financial Corp. (Banks)	3,633	40,181
Gartner Group, Inc.* (Commercial Services)	3,114	180,145
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,038	88,438
Gentex Corp. (Electronics)	4,671	105,098
Global Payments, Inc. (Commercial Services)	1,384	64,218
Graco, Inc. (Machinery - Diversified)	2,076	125,660
Green Mountain Coffee Roasters, Inc.* (Beverages)	2,595	148,953

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Greenhill & Co., Inc. (Diversified Financial Services)	519	$23,973
Hanesbrands, Inc.* (Apparel)	3,287	164,875
Henry Schein, Inc.* (Healthcare - Products)	1,730	156,392
Herman Miller, Inc. (Office Furnishings)	865	21,703
Highwoods Properties, Inc. (REIT)	1,557	63,884
HMS Holdings Corp.* (Commercial Services)	2,941	74,143
HollyFrontier Corp. (Oil & Gas)	6,747	333,638
Hologic, Inc.* (Healthcare - Products)	4,671	95,148
Home Properties, Inc. (REIT)	692	44,606
HSN, Inc. (Retail)	1,211	63,674
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,038	99,606
IDEX Corp. (Machinery - Diversified)	1,903	99,013
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,730	152,171
Ingredion, Inc. (Food)	2,595	186,866
Integrated Device Technology, Inc.* (Semiconductors)	2,595	18,450
InterDigital, Inc. (Telecommunications)	1,384	61,463
Itron, Inc.* (Electronics)	1,211	48,016
ITT Corp. (Miscellaneous Manufacturing)	1,384	38,198
J.B. Hunt Transport Services, Inc. (Transportation)	2,941	209,017
Jack Henry & Associates, Inc. (Computers)	1,730	80,272
Jarden Corp.* (Household Products/Wares)	3,633	163,522
Jones Lang LaSalle, Inc. (Real Estate)	1,384	137,044
Kansas City Southern Industries, Inc. (Transportation)	2,249	245,298
KB Home (Home Builders)	2,768	62,391
Kilroy Realty Corp. (REIT)	1,211	68,530
Kirby Corp.* (Transportation)	1,038	77,736
Lamar Advertising Co.* - Class A (Advertising)	1,903	89,098
Lancaster Colony Corp. (Food)	346	27,310
Landstar System, Inc. (Transportation)	865	47,281
Lender Processing Services, Inc. (Commercial Services)	1,384	38,392
Lennox International, Inc. (Building Materials)	1,557	96,534
Life Time Fitness, Inc.* (Leisure Time)	692	31,957
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,768	146,040
LKQ Corp.* (Distribution/Wholesale)	9,861	237,453
Louisiana-Pacific Corp.* (Building Materials)	4,671	84,639
M.D.C. Holdings, Inc. (Home Builders)	1,211	45,534
Martin Marietta Materials (Building Materials)	692	69,885
Masimo Corp. (Healthcare - Products)	1,038	20,822
Mednax, Inc.* (Healthcare - Services)	865	76,751
Mentor Graphics Corp. (Computers)	3,114	56,862
Mettler Toledo International, Inc.* (Electronics)	1,038	216,900
Micros Systems, Inc.* (Computers)	1,211	51,359
Mine Safety Appliances Co. (Environmental Control)	519	24,912
Mohawk Industries, Inc.* (Textiles)	1,211	134,276
MSC Industrial Direct Co. - Class A (Retail)	1,557	122,692
MSCI, Inc.* - Class A (Software)	2,422	82,590
National Instruments Corp. (Electronics)	3,114	85,106
National Retail Properties, Inc. (REIT)	1,730	68,646
NCR Corp.* (Computers)	3,633	99,072
NeuStar, Inc.* - Class A (Telecommunications)	2,249	98,664
NewMarket Corp. (Chemicals)	346	92,970
Nordson Corp. (Machinery - Diversified)	1,903	132,239
Northern Oil & Gas, Inc.* (Oil & Gas)	1,903	24,530
NVR, Inc.* (Home Builders)	173	178,189
Oceaneering International, Inc. (Oil & Gas Services)	2,076	145,672
Office Depot, Inc.* (Retail)	5,017	19,366
Oil States International, Inc.* (Oil & Gas Services)	1,038	92,756
OMEGA Healthcare Investors, Inc. (REIT)	3,806	125,103
Packaging Corp. of America (Packaging & Containers)	3,287	156,330
Panera Bread Co.* - Class A (Retail)	865	153,304
Patterson-UTI Energy, Inc. (Oil & Gas)	2,422	51,080
Plains Exploration & Production Co.* (Oil & Gas)	2,595	117,293
Plantronics, Inc. (Telecommunications)	865	37,904
PNM Resources, Inc. (Electric)	1,384	33,230
Polaris Industries, Inc. (Leisure Time)	2,076	178,930
Potlatch Corp. (REIT)	692	32,766
PTC, Inc.* (Software)	1,730	41,537
Quicksilver Resources, Inc.* (Oil & Gas)	1,903	4,796
Rackspace Hosting, Inc.* (Internet)	3,633	175,111
Raymond James Financial Corp. (Diversified Financial Services)	2,076	85,988
Rayonier, Inc. (REIT)	2,422	143,915
Realty Income Corp. (REIT)	3,633	185,175
Regal-Beloit Corp. (Hand/Machine Tools)	865	68,006
Regency Centers Corp. (REIT)	1,730	97,330
ResMed, Inc. (Healthcare - Products)	4,671	224,300
RF Micro Devices, Inc.* (Telecommunications)	4,152	23,293
Riverbed Technology, Inc.* (Computers)	5,363	79,694
Rollins, Inc. (Commercial Services)	1,211	29,452
Rosetta Resources, Inc.* (Oil & Gas)	1,038	44,541
Royal Gold, Inc. (Mining)	2,076	115,384
RPM, Inc. (Chemicals)	2,076	67,262
SEI Investments Co. (Commercial Services)	2,595	74,373
Semtech Corp.* (Semiconductors)	2,249	72,125
Senior Housing Properties Trust (REIT)	3,114	88,531
Service Corp. International (Commercial Services)	6,920	116,810
Signature Bank* (Banks)	1,557	111,496
Signet Jewelers, Ltd. (Retail)	1,211	83,232

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Silgan Holdings, Inc. (Packaging & Containers)	692	$33,126
Silicon Laboratories, Inc.* (Semiconductors)	692	27,479
Skyworks Solutions, Inc.* (Semiconductors)	6,401	141,271
SM Energy Co. (Oil & Gas)	1,211	73,871
Solarwinds, Inc.* (Software)	2,076	105,565
Solera Holdings, Inc. (Software)	1,384	79,691
Sotheby’s - Class A (Commercial Services)	1,557	55,242
SUPERVALU, Inc. (Food)	3,114	18,186
SVB Financial Group* (Banks)	1,557	110,718
Synopsys, Inc.* (Computers)	2,768	98,458
Synovus Financial Corp. (Banks)	25,950	69,806
Taubman Centers, Inc. (REIT)	1,211	103,553
Techne Corp. (Healthcare - Products)	519	33,289
Tempur-Pedic International, Inc.* (Home Furnishings)	1,211	58,734
Terex Corp.* (Machinery - Construction & Mining)	3,633	103,904
The Cheesecake Factory, Inc. (Retail)	865	34,444
The Cooper Cos., Inc. (Healthcare - Products)	1,557	171,893
The Corporate Executive Board Co. (Commercial Services)	692	39,001
The Macerich Co. (REIT)	1,903	133,305
The Timken Co. (Metal Fabricate/Hardware)	2,595	136,419
The Valspar Corp. (Chemicals)	2,768	176,655
Thor Industries, Inc. (Home Builders)	1,384	51,333
Thoratec Corp.* (Healthcare - Products)	1,903	68,889
Tibco Software, Inc.* (Internet)	5,190	100,738
Toll Brothers, Inc.* (Home Builders)	5,017	172,133
Tootsie Roll Industries, Inc. (Food)	352	10,993
Tractor Supply Co. (Retail)	2,249	241,025
Trimble Navigation, Ltd.* (Electronics)	8,304	238,657
Triumph Group, Inc. (Aerospace/Defense)	1,038	82,936
Tupperware Corp. (Household Products/Wares)	1,038	83,351
tw telecom, Inc.* (Telecommunications)	5,017	135,860
UDR, Inc. (REIT)	3,460	85,047
Under Armour, Inc.* - Class A (Apparel)	2,595	148,123
United Natural Foods, Inc.* (Food)	865	43,198
United Rentals, Inc.* (Commercial Services)	2,076	109,218
United Therapeutics Corp.* (Biotechnology)	1,557	103,976
Valmont Industries, Inc. (Metal Fabricate/Hardware)	692	100,845
ValueClick, Inc.* (Internet)	2,422	74,743
VeriFone Systems, Inc.* (Software)	1,730	37,160
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,266	558,175
Wabtec Corp. (Machinery - Diversified)	1,557	163,392
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,768	118,664
Washington Federal, Inc. (Savings & Loans)	3,460	59,408
Waste Connections, Inc. (Environmental Control)	2,076	78,784
Watsco, Inc. (Distribution/Wholesale)	519	43,793
Webster Financial Corp. (Banks)	1,384	32,344
Weingarten Realty Investors (REIT)	1,730	58,941
WEX, Inc.* (Commercial Services)	1,211	91,770
Williams-Sonoma, Inc. (Retail)	2,768	148,586
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,730	55,671
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	1,038	48,423
TOTAL COMMON STOCKS (Cost $17,572,911)		22,183,846

	Principal Amount	Value
Repurchase Agreements(a)(NM)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $8,000	$8,000	$8,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,000)		8,000

TOTAL INVESTMENT SECURITIES (Cost $17,580,911) - 99.8%		22,191,846
Net other assets (liabilities) - 0.2%		43,920

NET ASSETS - 100.0%		$22,235,766

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$89,098	0.4%
Aerospace/Defense	300,017	1.3%
Airlines	138,628	0.6%
Apparel	426,123	1.9%
Banks	501,390	2.3%
Beverages	148,953	0.7%
Biotechnology	729,865	3.3%
Building Materials	551,704	2.5%
Chemicals	609,063	2.7%
Commercial Services	1,285,988	5.8%
Computers	594,636	2.7%
Distribution/Wholesale	281,246	1.3%
Diversified Financial Services	714,661	3.2%
Electric	33,230	0.1%
Electrical Components & Equipment	486,687	2.2%
Electronics	693,777	3.1%
Entertainment	180,619	0.8%
Environmental Control	202,254	0.9%
Food	349,237	1.6%
Hand/Machine Tools	214,046	1.0%
Healthcare - Products	922,904	4.2%
Healthcare - Services	154,145	0.7%
Home Builders	509,580	2.3%
Home Furnishings	58,734	0.3%
Household Products/Wares	412,668	1.9%
Insurance	492,787	2.2%
Internet	724,053	3.3%
Iron/Steel	46,668	0.2%
Leisure Time	210,887	0.9%
Machinery - Construction & Mining	103,904	0.5%
Machinery - Diversified	568,727	2.6%
Media	185,004	0.8%
Metal Fabricate/Hardware	292,935	1.3%
Mining	160,298	0.7%
Miscellaneous Manufacturing	253,232	1.1%
Office Furnishings	21,703	0.1%
Oil & Gas	746,344	3.4%
Oil & Gas Services	373,662	1.7%
Packaging & Containers	189,456	0.9%
Pharmaceuticals	76,065	0.3%
Real Estate	137,044	0.6%
REIT	2,186,819	9.7%
Retail	1,959,284	8.8%
Savings & Loans	59,408	0.3%
Semiconductors	589,600	2.7%
Software	931,459	4.2%
Telecommunications	406,358	1.8%
Textiles	134,276	0.6%
Transportation	667,770	3.0%
Water	76,850	0.3%
Other**	51,920	0.2%
Total	$22,235,766	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (99.8%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,826	$31,626
AAON, Inc. (Building Materials)	996	28,296
AAR Corp. (Aerospace/Defense)	4,316	77,084
ABIOMED, Inc.* (Healthcare - Products)	1,494	27,594
ABM Industries, Inc. (Commercial Services)	5,478	123,528
Acadia Realty Trust (REIT)	2,490	71,090
Actuant Corp. - Class A (Miscellaneous Manufacturing)	2,490	77,937
Aegion Corp.* (Engineering & Construction)	2,324	48,943
Aerovironment, Inc.* (Aerospace/Defense)	2,158	41,779
Affymetrix, Inc.* (Healthcare - Products)	7,802	28,399
Agilysys, Inc.* (Computers)	830	9,694
AK Steel Holding Corp. (Iron/Steel)	8,964	30,029
Albany International Corp. - Class A (Machinery - Diversified)	3,154	91,624
ALLETE, Inc. (Electric)	3,818	196,054
Alliance One International, Inc.* (Agriculture)	8,964	33,615
Almost Family, Inc. (Healthcare - Services)	830	16,384
AMCOL International Corp. (Mining)	1,826	56,186
Amedisys, Inc.* (Healthcare - Services)	3,320	33,333
American Greetings Corp. - Class A (Household Products/Wares)	3,486	64,281
American Science & Engineering, Inc. (Electronics)	498	32,111
American States Water Co. (Water)	996	55,258
Amerisafe, Inc. (Insurance)	1,992	65,059
AMN Healthcare Services, Inc.* (Commercial Services)	2,158	29,629
AmSurg Corp.* (Healthcare - Services)	3,486	116,990
Anixter International, Inc. (Telecommunications)	2,988	214,359
Apogee Enterprises, Inc. (Building Materials)	1,494	38,067
Applied Industrial Technologies, Inc. (Machinery - Diversified)	2,324	98,189
Approach Resources, Inc.* (Oil & Gas)	1,660	39,375
Arbitron, Inc. (Commercial Services)	1,494	69,755
Arkansas Best Corp. (Transportation)	2,656	27,915
Astec Industries, Inc. (Machinery - Construction & Mining)	2,324	76,297
Atlantic Tele-Network, Inc. (Telecommunications)	498	25,283
Atlas Air Worldwide Holdings, Inc.* (Transportation)	2,822	105,543
ATMI, Inc.* (Semiconductors)	1,826	39,716
Avid Technology, Inc.* (Software)	3,320	21,879
Avista Corp. (Electric)	6,474	181,596
B&G Foods, Inc. - Class A (Food)	2,158	66,596
Balchem Corp. (Chemicals)	1,660	71,944
Bank Mutual Corp. (Savings & Loans)	4,648	24,077
Banner Corp. (Banks)	1,826	59,655
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,146	142,904
Basic Energy Services, Inc.* (Oil & Gas Services)	2,988	41,025
Bel Fuse, Inc. - Class B (Electronics)	1,162	17,105
Belden, Inc. (Electrical Components & Equipment)	2,158	106,648
Benchmark Electronics, Inc.* (Electronics)	5,976	106,613
Big 5 Sporting Goods Corp. (Retail)	1,826	30,677
Biglari Holdings, Inc.* (Retail)	166	64,288
BJ’s Restaurants, Inc.* (Retail)	1,494	51,244
Black Box Corp. (Telecommunications)	1,826	39,661
Blackbaud, Inc. (Software)	2,490	72,982
Blue Nile, Inc.* (Internet)	498	16,250
Blyth, Inc. (Household Products/Wares)	1,162	19,150
Bottomline Technologies, Inc.* (Software)	1,826	47,841
Boyd Gaming Corp.* (Lodging)	6,142	73,704
Brady Corp. - Class A (Electronics)	2,988	101,233
Briggs & Stratton Corp. (Machinery - Diversified)	5,312	119,466
Bristow Group, Inc. (Transportation)	3,984	251,789
Brookline Bancorp, Inc. (Savings & Loans)	2,988	25,099
Brooks Automation, Inc. (Semiconductors)	7,304	70,995
Brown Shoe Co., Inc. (Retail)	2,324	39,299
Buckeye Technologies, Inc. (Forest Products & Paper)	4,316	162,239
C&J Energy Services, Inc.* (Oil & Gas Services)	1,162	22,996
Cabot Microelectronics Corp.* (Semiconductors)	1,328	44,501
CACI International, Inc.* - Class A (Computers)	2,490	145,640
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	2,158	24,493
Calavo Growers, Inc. (Food)	830	23,539
Calgon Carbon Corp.* (Environmental Control)	3,486	59,401
Callaway Golf Co. (Leisure Time)	4,482	30,029
Cal-Maine Foods, Inc. (Food)	664	28,340
Capella Education Co.* (Commercial Services)	1,162	41,158
Cardtronics, Inc.* (Commercial Services)	2,324	65,095
Career Education Corp.* (Commercial Services)	5,644	12,360
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,826	44,226
Casey’s General Stores, Inc. (Retail)	4,150	240,327
Cash America International, Inc. (Retail)	3,154	137,609
Cbeyond, Inc.* (Telecommunications)	3,320	29,150
CDI Corp. (Commercial Services)	1,494	23,411
CEC Entertainment, Inc. (Retail)	1,826	60,934
Cedar Realty Trust, Inc. (REIT)	3,320	21,281
Centene Corp.* (Healthcare - Services)	5,644	260,753
Central Garden & Pet Co.* - Class A (Household Products/Wares)	4,482	39,441
Century Aluminum Co.* (Mining)	5,644	46,055
CEVA, Inc.* (Semiconductors)	1,494	22,798
CH Energy Group, Inc. (Electric)	996	64,710
Checkpoint Systems, Inc.* (Electronics)	4,482	51,857
Chemed Corp. (Commercial Services)	830	67,745
Christopher & Banks Corp.* (Retail)	1,826	12,691

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CIBER, Inc.* (Computers)	7,304	$31,115
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,826	86,425
City Holding Co. (Banks)	996	38,027
Clearwater Paper Corp.* (Forest Products & Paper)	2,490	114,590
Cloud Peak Energy, Inc.* (Coal)	6,640	129,746
Coherent, Inc. (Electronics)	996	55,706
Cohu, Inc. (Semiconductors)	2,490	23,829
Coldwater Creek, Inc.* (Retail)	996	3,556
Colonial Properties Trust (REIT)	5,478	127,144
Columbia Banking System, Inc. (Banks)	2,822	60,588
Comfort Systems USA, Inc. (Building Materials)	3,984	51,115
Community Bank System, Inc. (Banks)	4,316	123,610
Computer Programs & Systems, Inc. (Software)	498	26,125
comScore, Inc.* (Internet)	1,826	29,526
Comstock Resources, Inc.* (Oil & Gas)	2,988	46,792
Comtech Telecommunications Corp. (Telecommunications)	1,826	44,938
CONMED Corp. (Healthcare - Products)	2,988	93,614
Consolidated Graphics, Inc.* (Commercial Services)	830	29,606
Contango Oil & Gas Co. (Oil & Gas)	1,328	49,959
Corinthian Colleges, Inc.* (Commercial Services)	8,466	16,932
CorVel Corp.* (Commercial Services)	332	15,760
Cousins Properties, Inc. (REIT)	5,312	58,007
Cracker Barrel Old Country Store, Inc. (Retail)	2,656	219,758
Crocs, Inc.* (Apparel)	3,652	58,505
Cross Country Healthcare, Inc.* (Commercial Services)	3,320	16,600
CryoLife, Inc. (Healthcare - Products)	1,660	9,960
CSG Systems International, Inc.* (Software)	1,660	35,873
CTS Corp. (Electronics)	3,652	38,894
Cubic Corp. (Aerospace/Defense)	996	42,798
Cubist Pharmaceuticals, Inc.* (Biotechnology)	2,822	129,586
Curtiss-Wright Corp. (Aerospace/Defense)	5,146	168,995
CVB Financial Corp. (Banks)	6,308	68,567
Daktronics, Inc. (Electronics)	2,490	24,875
Diamond Foods, Inc.* (Food)	2,324	35,046
DiamondRock Hospitality Co. (REIT)	21,248	212,055
Digi International, Inc.* (Software)	2,822	25,737
Digital Generation, Inc.* (Media)	1,328	8,898
Digital River, Inc.* (Internet)	3,818	55,285
Dime Community Bancshares, Inc. (Savings & Loans)	1,328	18,951
DineEquity, Inc. (Retail)	996	70,955
Diodes, Inc.* (Semiconductors)	1,494	30,268
DSP Group, Inc.* (Semiconductors)	2,324	18,755
DTS, Inc.* (Home Furnishings)	1,328	22,284
Dycom Industries, Inc.* (Engineering & Construction)	3,652	70,557
E.W. Scripps Co.* (Media)	3,154	43,809
EastGroup Properties, Inc. (REIT)	1,494	94,227
Ebix, Inc. (Software)	1,826	33,982
El Paso Electric Co. (Electric)	4,316	161,677
Electro Scientific Industries, Inc. (Electronics)	1,328	14,316
EMCOR Group, Inc. (Engineering & Construction)	7,304	273,169
Emergent Biosolutions, Inc.* (Biotechnology)	2,822	43,289
Employers Holdings, Inc. (Insurance)	1,992	45,119
Encore Wire Corp. (Electrical Components & Equipment)	830	27,183
EnerSys* (Electrical Components & Equipment)	2,158	98,923
Engility Holdings, Inc.* (Engineering & Construction)	1,826	43,751
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	996	49,083
Enzo Biochem, Inc.* (Biotechnology)	1,494	3,347
EPIQ Systems, Inc. (Software)	3,486	48,699
EPR Properties (REIT)	5,146	290,954
Era Group, Inc.* (Transportation)	2,158	49,310
ESCO Technologies, Inc. (Electronics)	1,494	53,739
Exponent, Inc. (Engineering & Construction)	664	34,993
Exterran Holdings, Inc.* (Oil & Gas Services)	3,818	100,872
EZCORP, Inc.* - Class A (Retail)	5,146	86,967
FARO Technologies, Inc.* (Electronics)	830	32,196
Federal Signal Corp.* (Miscellaneous Manufacturing)	6,806	52,815
Fifth & Pacific Cos., Inc.* (Retail)	6,972	143,763
Financial Engines, Inc. (Diversified Financial Services)	2,158	78,486
First BanCorp.* (Banks)	7,636	45,129
First Financial Bancorp (Banks)	6,308	96,954
First Financial Bankshares, Inc. (Banks)	1,494	73,819
First Midwest Bancorp, Inc. (Banks)	4,482	56,249
Forestar Group, Inc.* (Real Estate)	3,818	82,240
Forrester Research, Inc. (Commercial Services)	996	35,707
Forward Air Corp. (Transportation)	1,162	42,866
Franklin Street Properties Corp. (REIT)	7,802	119,137
Fred’s, Inc. - Class A (Retail)	3,652	51,968
G & K Services, Inc. (Textiles)	2,158	101,404
GenCorp, Inc.* (Aerospace/Defense)	2,490	32,544
General Communication, Inc.* - Class A (Telecommunications)	1,328	12,895
Genesco, Inc.* (Retail)	2,656	163,477
Gentiva Health Services, Inc.* (Healthcare - Services)	3,154	33,085
Getty Realty Corp. (REIT)	1,660	35,541
Gibraltar Industries, Inc.* (Building Materials)	3,154	58,980

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Glacier Bancorp, Inc. (Banks)	4,814	$88,818
Glatfelter (Forest Products & Paper)	4,648	111,552
Government Properties Income Trust (REIT)	3,652	95,134
Griffon Corp. (Building Materials)	4,980	51,294
Group 1 Automotive, Inc. (Retail)	2,324	140,556
GT Advanced Technologies, Inc.* (Semiconductors)	12,948	50,885
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,494	30,717
Hanmi Financial Corp.* (Banks)	3,486	53,789
Harmonic, Inc.* (Telecommunications)	12,616	71,659
Harte-Hanks, Inc. (Advertising)	4,648	36,859
Haverty Furniture Cos., Inc. (Retail)	1,162	27,632
Hawkins, Inc. (Chemicals)	664	24,694
Haynes International, Inc. (Metal Fabricate/Hardware)	1,328	64,554
Healthcare Realty Trust, Inc. (REIT)	4,482	134,550
Healthways, Inc.* (Healthcare - Services)	1,660	23,057
Heartland Express, Inc. (Transportation)	2,656	36,042
Heartland Payment Systems, Inc. (Commercial Services)	1,494	49,138
Heidrick & Struggles International, Inc. (Commercial Services)	1,826	24,140
Helen of Troy, Ltd.* (Household Products/Wares)	1,660	57,901
Higher One Holdings, Inc.* (Diversified Financial Services)	2,158	21,278
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,818	95,946
Hi-Tech Pharmacal Co., Inc. (Pharmaceuticals)	1,162	38,416
Horace Mann Educators Corp. (Insurance)	4,316	97,326
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,486	156,590
Hot Topic, Inc. (Retail)	2,822	39,367
Hub Group, Inc.* - Class A (Transportation)	1,826	66,923
Iconix Brand Group, Inc.* (Apparel)	3,652	104,630
II-VI, Inc.* (Electronics)	2,158	33,384
Independent Bank Corp./MA (Banks)	1,494	46,374
Infinity Property & Casualty Corp. (Insurance)	1,328	75,351
Inland Real Estate Corp. (REIT)	4,316	48,857
Innophos Holdings, Inc. (Chemicals)	2,324	119,245
Insight Enterprises, Inc.* (Computers)	4,814	87,230
Insperity, Inc. (Commercial Services)	2,490	68,798
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	996	34,890
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,482	67,499
Interface, Inc. (Office Furnishings)	2,324	38,904
Intermec, Inc.* (Machinery - Diversified)	2,822	27,768
Intevac, Inc.* (Machinery - Diversified)	2,656	12,032
Invacare Corp. (Healthcare - Products)	3,154	42,421
Investment Technology Group, Inc.* (Diversified Financial Services)	4,150	45,194
ION Geophysical Corp.* (Oil & Gas Services)	7,304	45,577
IPC The Hospitalist Co.* (Healthcare - Services)	996	45,438
ITT Educational Services, Inc.* (Commercial Services)	1,660	30,395
J & J Snack Foods Corp. (Food)	664	49,813
j2 Global, Inc. (Computers)	1,992	81,074
Jack in the Box, Inc.* (Retail)	2,988	107,120
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	2,324	25,355
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,154	65,414
Jos. A. Bank Clothiers, Inc.* (Retail)	2,988	130,516
Kaiser Aluminum Corp. (Mining)	1,826	115,038
Kaman Corp. (Aerospace/Defense)	1,826	61,701
KapStone Paper & Packaging Corp. (Forest Products & Paper)	4,316	127,667
Kaydon Corp. (Metal Fabricate/Hardware)	2,158	51,447
Kelly Services, Inc. - Class A (Commercial Services)	2,988	50,856
Kindred Healthcare, Inc.* (Healthcare - Services)	5,810	60,947
Kirkland’s, Inc.* (Retail)	1,660	20,020
Kite Realty Group Trust (REIT)	9,296	61,354
Knight Transportation, Inc. (Transportation)	3,154	49,265
Kopin Corp.* (Semiconductors)	4,316	14,286
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,328	58,313
Korn/Ferry International* (Commercial Services)	5,312	87,914
Kraton Performance Polymers, Inc.* (Chemicals)	3,486	79,167
Laclede Group, Inc. (Gas)	2,324	108,554
LaSalle Hotel Properties (REIT)	10,458	271,175
La-Z-Boy, Inc. (Home Furnishings)	2,324	41,971
Lexington Realty Trust (REIT)	11,288	144,599
LHC Group, Inc.* (Healthcare - Services)	1,660	36,055
Lincoln Educational Services Corp. (Commercial Services)	2,324	12,945
Lithia Motors, Inc. - Class A (Retail)	1,162	57,542
Live Nation, Inc.* (Commercial Services)	15,438	194,982
LogMeIn, Inc.* (Telecommunications)	1,660	37,483
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,328	43,372
LTC Properties, Inc. (REIT)	1,660	77,190
Lufkin Industries, Inc. (Oil & Gas Services)	1,826	161,217
Lumos Networks Corp. (Telecommunications)	830	11,197
Magellan Health Services, Inc.* (Healthcare - Services)	2,988	152,866
Maidenform Brands, Inc.* (Apparel)	2,490	44,820
Marcus Corp. (Lodging)	1,992	25,577
MarineMax, Inc.* (Retail)	2,656	30,783
Marriott Vacations Worldwide Corp.* (Entertainment)	1,494	67,947
Materion Corp. (Mining)	2,158	57,165
Matrix Service Co.* (Oil & Gas Services)	2,822	42,415

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MB Financial, Inc. (Banks)	2,656	$65,763
Meadowbrook Insurance Group, Inc. (Insurance)	5,146	40,036
Medical Properties Trust, Inc. (REIT)	8,798	141,560
Mercury Computer Systems, Inc.* (Computers)	3,486	26,947
Meridian Bioscience, Inc. (Healthcare - Products)	2,158	43,786
Merit Medical Systems, Inc.* (Healthcare - Products)	2,822	27,289
Methode Electronics, Inc. (Electronics)	3,818	54,903
Micrel, Inc. (Semiconductors)	2,656	26,719
MicroStrategy, Inc.* - Class A (Software)	498	44,915
Mid-America Apartment Communities, Inc. (REIT)	2,324	159,729
MKS Instruments, Inc. (Semiconductors)	2,988	80,288
Mobile Mini, Inc.* (Storage/Warehousing)	4,150	116,740
Molina Healthcare, Inc.* (Healthcare - Services)	3,154	104,713
Monarch Casino & Resort, Inc.* (Lodging)	996	12,819
Monotype Imaging Holdings, Inc. (Software)	1,660	38,495
Monro Muffler Brake, Inc. (Commercial Services)	1,826	75,523
Moog, Inc.* - Class A (Aerospace/Defense)	4,980	230,125
MTS Systems Corp. (Computers)	498	30,353
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,162	60,168
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,826	27,061
Nash Finch Co. (Food)	1,328	27,290
National Financial Partners* (Diversified Financial Services)	4,316	109,367
National Presto Industries, Inc. (Aerospace/Defense)	498	37,350
Natus Medical, Inc.* (Healthcare - Products)	1,162	14,537
Navigant Consulting Co.* (Commercial Services)	5,478	67,544
NBT Bancorp, Inc. (Banks)	4,814	97,484
NCI Building Systems, Inc.* (Building Materials)	996	17,052
Neenah Paper, Inc. (Forest Products & Paper)	664	19,097
New Jersey Resources Corp. (Gas)	4,482	211,550
Newport Corp.* (Electronics)	4,150	62,873
Nolan Co.* (Media)	3,154	5,456
Northwest Bancshares, Inc. (Savings & Loans)	10,292	126,077
Northwest Natural Gas Co. (Gas)	2,988	132,876
NorthWestern Corp. (Electric)	3,984	171,392
NTELOS Holdings Corp. (Telecommunications)	1,660	24,435
Nutrisystem, Inc. (Internet)	3,154	25,547
NuVasive, Inc.* (Healthcare - Products)	4,814	100,950
OfficeMax, Inc. (Retail)	9,462	108,908
Old National Bancorp (Banks)	10,956	133,444
Olympic Steel, Inc. (Metal Fabricate/Hardware)	996	19,920
OM Group, Inc.* (Chemicals)	3,486	85,303
Omnicell, Inc.* (Software)	1,494	26,922
Oplink Communications, Inc.* (Telecommunications)	1,162	19,080
Orbital Sciences Corp.* (Aerospace/Defense)	6,474	116,661
Orion Marine Group, Inc.* (Engineering & Construction)	2,988	27,370
OSI Systems, Inc.* (Electronics)	664	38,047
Palomar Medical Technologies, Inc.* (Healthcare - Products)	1,162	15,745
Park Electrochemical Corp. (Electronics)	2,158	51,511
Parkway Properties, Inc. (REIT)	2,158	39,340
PC-Tel, Inc. (Internet)	996	6,643
PDC Energy, Inc.* (Oil & Gas)	1,992	86,254
Penn Virginia Corp. (Oil & Gas)	5,976	24,083
Pennsylvania REIT (REIT)	2,324	48,177
Pericom Semiconductor Corp.* (Semiconductors)	2,324	15,013
Perry Ellis International, Inc. (Apparel)	1,328	23,333
PetMed Express, Inc. (Retail)	1,162	14,525
PetroQuest Energy, Inc.* (Oil & Gas)	2,822	12,078
PharMerica Corp.* (Pharmaceuticals)	3,154	40,655
Piedmont Natural Gas Co., Inc. (Gas)	8,300	285,770
Pinnacle Entertainment, Inc.* (Entertainment)	6,308	120,230
Pioneer Energy Services Corp.* (Oil & Gas Services)	6,806	47,982
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	664	22,417
Plexus Corp.* (Electronics)	3,818	102,971
Powell Industries, Inc.* (Electrical Components & Equipment)	996	49,043
Power Integrations, Inc. (Semiconductors)	1,494	61,867
ProAssurance Corp. (Insurance)	6,640	325,293
Progress Software Corp.* (Software)	3,818	86,172
Prospect Capital Corp. (Investment Companies)	9,130	100,704
Provident Financial Services, Inc. (Savings & Loans)	5,976	91,611
PS Business Parks, Inc. (REIT)	830	66,234
Quality Systems, Inc. (Software)	2,324	41,530
Quiksilver, Inc.* (Apparel)	13,612	91,609
QuinStreet, Inc.* (Internet)	2,822	18,456
RadiSys Corp.* (Computers)	2,490	12,350
Red Robin Gourmet Burgers, Inc.* (Retail)	1,328	64,235
Resources Connection, Inc. (Commercial Services)	1,826	20,743
RLI Corp. (Insurance)	1,826	131,198
Rofin-Sinar Technologies, Inc.* (Electronics)	1,826	45,467
Rogers Corp.* (Electronics)	664	28,313
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	3,320	96,347

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rubicon Technology, Inc.* (Semiconductors)	1,826	$13,531
Ruby Tuesday, Inc.* (Retail)	6,308	60,809
S&T Bancorp, Inc. (Banks)	3,320	62,648
Safety Insurance Group, Inc. (Insurance)	1,328	65,962
Sanderson Farms, Inc. (Food)	2,158	132,199
Saul Centers, Inc. (REIT)	498	22,310
ScanSource, Inc.* (Distribution/Wholesale)	2,988	86,562
Schulman (A.), Inc. (Chemicals)	3,154	81,909
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,992	80,258
SEACOR SMIT, Inc. (Oil & Gas Services)	1,992	143,643
Selective Insurance Group, Inc. (Insurance)	5,976	140,017
Seneca Foods Corp.* - Class A (Food)	830	27,050
Sigma Designs, Inc.* (Semiconductors)	2,324	11,062
Simmons First National Corp. - Class A (Banks)	1,826	44,774
Simpson Manufacturing Co., Inc. (Building Materials)	2,324	66,792
Skechers U.S.A., Inc.* - Class A (Apparel)	4,150	86,237
SkyWest, Inc. (Airlines)	5,644	80,766
Smith Corp. (Miscellaneous Manufacturing)	2,158	162,777
Snyders-Lance, Inc. (Food)	5,312	133,756
Sonic Automotive, Inc. - Class A (Retail)	3,984	87,608
Sonic Corp.* (Retail)	2,656	33,280
South Jersey Industries, Inc. (Gas)	3,486	215,086
Southwest Gas Corp. (Gas)	4,980	252,337
Sovran Self Storage, Inc. (REIT)	1,162	79,713
Spartan Motors, Inc. (Auto Parts & Equipment)	3,320	17,662
Spartan Stores, Inc. (Food)	2,324	38,997
Stage Stores, Inc. (Retail)	1,328	36,772
Standard Motor Products, Inc. (Auto Parts & Equipment)	2,158	66,122
Standard Pacific Corp.* (Home Builders)	4,150	37,558
Stein Mart, Inc. (Retail)	2,988	23,635
Stepan Co. (Chemicals)	1,992	113,425
Sterling Bancorp (Banks)	3,320	37,450
Stewart Information Services Corp. (Insurance)	1,992	53,923
Stifel Financial Corp.* (Diversified Financial Services)	6,474	208,592
Stillwater Mining Co.* (Mining)	5,146	64,017
Stone Energy Corp.* (Oil & Gas)	5,312	104,807
STR Holdings, Inc.* (Miscellaneous Manufacturing)	4,150	9,338
Super Micro Computer, Inc.* (Computers)	2,822	27,148
Superior Industries International, Inc. (Auto Parts & Equipment)	1,328	24,382
Supertex, Inc. (Semiconductors)	1,162	24,495
SurModics, Inc.* (Healthcare - Products)	664	17,563
Susquehanna Bancshares, Inc. (Banks)	9,296	108,484
Swift Energy Co.* (Oil & Gas)	4,648	60,145
SWS Group, Inc.* (Diversified Financial Services)	3,154	17,946
Sykes Enterprises, Inc.* (Computers)	4,316	66,423
Symmetricom, Inc.* (Telecommunications)	1,992	10,358
Symmetry Medical, Inc.* (Healthcare - Products)	3,984	47,489
Synaptics, Inc.* (Computers)	2,324	95,819
Synchronoss Technologies, Inc.* (Software)	1,494	42,340
SYNNEX Corp.* (Software)	2,822	97,641
Take-Two Interactive Software, Inc.* (Software)	4,648	70,928
Tanger Factory Outlet Centers, Inc. (REIT)	4,482	166,372
Taylor Capital Group, Inc.* (Banks)	332	4,864
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,490	186,899
TeleTech Holdings, Inc.* (Commercial Services)	2,324	49,477
Tennant Co. (Machinery - Diversified)	1,162	55,567
Tessera Technologies, Inc. (Semiconductors)	5,644	114,968
Tetra Tech, Inc.* (Environmental Control)	6,972	183,294
TETRA Technologies, Inc.* (Oil & Gas Services)	8,466	77,295
Texas Roadhouse, Inc. (Retail)	2,822	66,317
The Andersons, Inc. (Agriculture)	1,826	99,554
The Buckle, Inc. (Retail)	1,162	56,415
The Cato Corp. - Class A (Retail)	2,988	71,742
The Children’s Place Retail Stores, Inc.* (Retail)	2,490	121,811
The Ensign Group, Inc. (Healthcare - Services)	1,992	69,461
The Finish Line, Inc. - Class A (Retail)	5,478	106,218
The Men’s Wearhouse, Inc. (Retail)	5,146	172,391
The Navigators Group, Inc.* (Insurance)	1,162	67,257
The Pep Boys - Manny, Moe & Jack* (Retail)	5,810	67,396
Titan International, Inc. (Auto Parts & Equipment)	2,656	59,255
Tompkins Financial Corp. (Banks)	1,328	55,510
Tower Group International, Ltd. (Insurance)	4,316	81,659
Tredegar Corp. (Miscellaneous Manufacturing)	996	29,482
TreeHouse Foods, Inc.* (Food)	3,984	253,820
TriQuint Semiconductor, Inc.* (Semiconductors)	17,596	102,761
True Religion Apparel, Inc. (Apparel)	2,656	71,871
TrueBlue, Inc.* (Commercial Services)	4,482	92,867
TrustCo Bank Corp. NY (Banks)	10,292	55,165
TTM Technologies, Inc.* (Electronics)	3,486	25,204
UIL Holdings Corp. (Electric)	5,478	228,104
UMB Financial Corp. (Banks)	1,992	100,277
Umpqua Holdings Corp. (Banks)	12,284	147,408
UniFirst Corp. (Textiles)	996	90,686
United Bankshares, Inc. (Banks)	4,980	126,044
United Community Banks, Inc.* (Banks)	4,980	54,531
United Fire Group, Inc. (Insurance)	2,324	64,979
United Online, Inc. (Internet)	9,960	67,728
United Stationers, Inc. (Distribution/Wholesale)	4,316	140,141

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Electronics, Inc.* (Home Furnishings)	1,660	$38,147
Universal Forest Products, Inc. (Building Materials)	2,158	83,299
Universal Technical Institute, Inc. (Commercial Services)	2,324	27,586
UNS Energy Corp. (Electric)	4,482	228,403
Urstadt Biddle Properties - Class A (REIT)	1,494	33,271
USA Mobility, Inc. (Telecommunications)	2,324	31,537
Viad Corp. (Commercial Services)	2,158	56,216
ViaSat, Inc.* (Telecommunications)	2,822	136,782
Vicor Corp.* (Electrical Components & Equipment)	2,158	11,588
Virtusa Corp.* (Computers)	996	22,121
Volterra Semiconductor Corp.* (Semiconductors)	996	12,958
VOXX International Corp.* (Home Furnishings)	2,158	20,566
Watts Water Technologies, Inc. - Class A (Electronics)	3,154	148,428
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,980	50,696
WD-40 Co. (Household Products/Wares)	664	35,810
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,328	84,806
Wintrust Financial Corp. (Banks)	2,158	77,386
Wolverine World Wide, Inc. (Apparel)	2,324	111,017
World Acceptance Corp.* (Diversified Financial Services)	664	59,003
Zale Corp.* (Retail)	1,494	6,633
Zep, Inc. (Chemicals)	2,490	37,848
Zumiez, Inc.* (Retail)	830	24,045
TOTAL COMMON STOCKS (Cost $26,500,682)		31,073,867

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $49,000	$49,000	$49,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,000)		49,000

TOTAL INVESTMENT SECURITIES (Cost $26,549,682) - 100.0%		31,122,867
Net other assets (liabilities) - NM		273

NET ASSETS - 100.0%		$31,123,140

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Value ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$36,859	0.1%
Aerospace/Defense	995,936	3.2%
Agriculture	133,169	0.4%
Airlines	80,766	0.3%
Apparel	592,022	1.9%
Auto Parts & Equipment	167,421	0.5%
Banks	1,982,811	6.4%
Biotechnology	176,222	0.6%
Building Materials	394,895	1.3%
Chemicals	613,535	2.0%
Coal	129,746	0.4%
Commercial Services	1,456,410	4.7%
Computers	635,914	2.0%
Distribution/Wholesale	226,703	0.7%
Diversified Financial Services	654,275	2.1%
Electric	1,231,936	4.0%
Electrical Components & Equipment	293,385	0.9%
Electronics	1,119,746	3.6%
Engineering & Construction	498,783	1.6%
Entertainment	188,177	0.6%
Environmental Control	242,695	0.8%
Food	816,446	2.6%
Forest Products & Paper	666,099	2.1%
Gas	1,206,173	3.9%
Healthcare - Products	589,043	1.9%
Healthcare - Services	953,082	3.1%
Home Builders	37,558	0.1%
Home Furnishings	122,968	0.4%
Household Products/Wares	216,583	0.7%
Insurance	1,253,179	4.0%
Internet	219,435	0.7%
Investment Companies	100,704	0.3%
Iron/Steel	30,029	0.1%
Leisure Time	30,029	0.1%
Lodging	112,100	0.4%
Machinery - Construction & Mining	76,297	0.2%
Machinery - Diversified	404,646	1.3%
Media	58,163	0.2%
Metal Fabricate/Hardware	410,487	1.3%
Mining	338,461	1.1%
Miscellaneous Manufacturing	814,442	2.6%
Office Furnishings	38,904	0.1%
Oil & Gas	467,719	1.5%
Oil & Gas Services	870,329	2.8%
Pharmaceuticals	79,071	0.3%
Real Estate	82,240	0.3%
REIT	2,619,001	8.4%
Retail	3,053,789	9.8%
Savings & Loans	285,815	0.9%
Semiconductors	779,695	2.5%
Software	762,061	2.4%
Storage/Warehousing	116,740	0.4%
Telecommunications	708,817	2.3%
Textiles	192,090	0.6%
Toys/Games/Hobbies	25,355	0.1%
Transportation	629,653	2.0%
Water	55,258	0.2%
Other**	49,273	0.2%
Total	$31,123,140	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (99.1%)
3D Systems Corp.* (Computers)	2,262	$86,499
AAON, Inc. (Building Materials)	261	7,415
Abaxis, Inc. (Healthcare - Products)	609	25,998
ABIOMED, Inc.* (Healthcare - Products)	609	11,248
Acadia Realty Trust (REIT)	870	24,839
Acorda Therapeutics, Inc.* (Biotechnology)	1,131	44,754
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,392	43,571
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,044	17,727
Aegion Corp.* (Engineering & Construction)	522	10,993
Agilysys, Inc.* (Computers)	174	2,032
Air Methods Corp. (Healthcare - Services)	957	35,016
AK Steel Holding Corp. (Iron/Steel)	1,566	5,246
Akorn, Inc.* (Pharmaceuticals)	1,914	28,806
Align Technology, Inc.* (Healthcare - Products)	2,088	69,155
Allegiant Travel Co. (Airlines)	435	39,107
AMCOL International Corp. (Mining)	261	8,031
American Public Education, Inc.* (Commercial Services)	522	17,503
American Science & Engineering, Inc. (Electronics)	87	5,610
American States Water Co. (Water)	348	19,307
American Vanguard Corp. (Chemicals)	696	20,073
AMN Healthcare Services, Inc.* (Commercial Services)	783	10,751
Analogic Corp. (Electronics)	348	27,659
Apogee Enterprises, Inc. (Building Materials)	435	11,084
Applied Industrial Technologies, Inc. (Machinery - Diversified)	609	25,730
Approach Resources, Inc.* (Oil & Gas)	522	12,382
Arbitron, Inc. (Commercial Services)	348	16,248
Arctic Cat, Inc.* (Leisure Time)	348	15,657
ArQule, Inc.* (Biotechnology)	1,653	4,876
ARRIS Group, Inc.* (Telecommunications)	3,306	54,582
Atlantic Tele-Network, Inc. (Telecommunications)	87	4,417
ATMI, Inc.* (Semiconductors)	435	9,461
AZZ, Inc. (Miscellaneous Manufacturing)	696	29,434
B&G Foods, Inc. - Class A (Food)	957	29,533
Badger Meter, Inc. (Electronics)	435	19,000
Balchem Corp. (Chemicals)	435	18,853
Bank of the Ozarks, Inc. (Banks)	870	35,609
BBCN Bancorp, Inc. (Banks)	2,262	29,135
Belden, Inc. (Electrical Components & Equipment)	696	34,396
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	696	17,748
BJ’s Restaurants, Inc.* (Retail)	348	11,936
Blackbaud, Inc. (Software)	609	17,850
Blucora, Inc.* (Internet)	1,131	16,705
Blue Nile, Inc.* (Internet)	174	5,678
Boston Beer Co., Inc.* - Class A (Beverages)	261	44,193
Boston Private Financial Holdings, Inc. (Banks)	2,262	21,806
Bottomline Technologies, Inc.* (Software)	609	15,956
Brady Corp. - Class A (Electronics)	522	17,685
Brookline Bancorp, Inc. (Savings & Loans)	1,218	10,232
Brown Shoe Co., Inc. (Retail)	522	8,827
Brunswick Corp. (Leisure Time)	2,610	82,632
Buffalo Wild Wings, Inc.* (Retail)	522	46,979
C&J Energy Services, Inc.* (Oil & Gas Services)	957	18,939
Cabot Microelectronics Corp.* (Semiconductors)	348	11,661
Calavo Growers, Inc. (Food)	174	4,935
Calgon Carbon Corp.* (Environmental Control)	609	10,377
Callaway Golf Co. (Leisure Time)	870	5,829
Cal-Maine Foods, Inc. (Food)	261	11,139
Cambrex Corp.* (Biotechnology)	870	10,866
Cantel Medical Corp. (Healthcare - Products)	609	19,250
Cardtronics, Inc.* (Commercial Services)	696	19,495
Carrizo Oil & Gas, Inc.* (Oil & Gas)	609	14,749
Cedar Realty Trust, Inc. (REIT)	696	4,461
CEVA, Inc.* (Semiconductors)	261	3,983
CH Energy Group, Inc. (Electric)	174	11,305
Chemed Corp. (Commercial Services)	348	28,404
Christopher & Banks Corp.* (Retail)	609	4,233
Cincinnati Bell, Inc.* (Telecommunications)	5,829	20,518
Cirrus Logic, Inc.* (Semiconductors)	1,827	35,279
City Holding Co. (Banks)	174	6,643
Cognex Corp. (Machinery - Diversified)	1,131	44,901
Coherent, Inc. (Electronics)	435	24,330
Coinstar, Inc.* (Retail)	783	41,350
Coldwater Creek, Inc.* (Retail)	348	1,242
Colonial Properties Trust (REIT)	957	22,212
Columbia Banking System, Inc. (Banks)	783	16,811
Computer Programs & Systems, Inc. (Software)	174	9,128
comScore, Inc.* (Internet)	435	7,034
Comstock Resources, Inc.* (Oil & Gas)	522	8,175
CorVel Corp.* (Commercial Services)	87	4,130
Cousins Properties, Inc. (REIT)	1,566	17,101
Crocs, Inc.* (Apparel)	1,566	25,087
CryoLife, Inc. (Healthcare - Products)	261	1,566
CSG Systems International, Inc.* (Software)	522	11,280
Cubic Corp. (Aerospace/Defense)	174	7,477
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,131	51,936
CVB Financial Corp. (Banks)	870	9,457
Cyberonics, Inc.* (Healthcare - Products)	696	30,220
Cymer, Inc.* (Electronics)	870	91,141
Daktronics, Inc. (Electronics)	435	4,346
Darling International, Inc.* (Environmental Control)	3,393	62,804
DealerTrack Holdings, Inc.* (Internet)	1,218	33,921

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Deltic Timber Corp. (Forest Products & Paper)	348	$21,743
Dice Holdings, Inc.* (Internet)	1,392	11,748
Digital Generation, Inc.* (Media)	348	2,332
Dime Community Bancshares, Inc. (Savings & Loans)	435	6,207
DineEquity, Inc. (Retail)	174	12,396
Diodes, Inc.* (Semiconductors)	609	12,338
Dorman Products, Inc. (Auto Parts & Equipment)	783	29,551
Drew Industries, Inc. (Building Materials)	522	18,844
DTS, Inc.* (Home Furnishings)	174	2,920
EastGroup Properties, Inc. (REIT)	435	27,435
Ebix, Inc. (Software)	435	8,095
eHealth, Inc.* (Insurance)	609	12,753
Electro Scientific Industries, Inc. (Electronics)	348	3,751
Electronics for Imaging, Inc.* (Computers)	1,305	34,870
Employers Holdings, Inc. (Insurance)	348	7,882
Encore Capital Group, Inc.* (Diversified Financial Services)	609	17,350
Encore Wire Corp. (Electrical Components & Equipment)	261	8,548
EnerSys* (Electrical Components & Equipment)	783	35,893
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	348	17,149
Entropic Communications, Inc.* (Semiconductors)	2,523	10,698
Enzo Biochem, Inc.* (Biotechnology)	522	1,169
ESCO Technologies, Inc. (Electronics)	348	12,518
Ethan Allen Interiors, Inc. (Home Furnishings)	783	22,926
Exar Corp.* (Semiconductors)	1,305	14,068
Exlservice Holdings, Inc.* (Commercial Services)	783	25,541
Exponent, Inc. (Engineering & Construction)	174	9,170
Exterran Holdings, Inc.* (Oil & Gas Services)	870	22,985
F.N.B. Corp. (Banks)	4,002	45,583
FARO Technologies, Inc.* (Electronics)	261	10,124
FEI Co. (Electronics)	1,131	72,248
Fifth & Pacific Cos., Inc.* (Retail)	1,653	34,085
Financial Engines, Inc. (Diversified Financial Services)	609	22,150
First Cash Financial Services, Inc.* (Retail)	783	40,301
First Commonwealth Financial Corp. (Banks)	2,958	21,150
First Financial Bankshares, Inc. (Banks)	435	21,493
First Midwest Bancorp, Inc. (Banks)	957	12,010
Forrester Research, Inc. (Commercial Services)	174	6,238
Forward Air Corp. (Transportation)	522	19,257
Francesca’s Holdings Corp.* (Retail)	1,218	34,786
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,044	33,794
Fuller (H.B.) Co. (Chemicals)	1,392	52,757
GenCorp, Inc.* (Aerospace/Defense)	1,131	14,782
General Communication, Inc.* - Class A (Telecommunications)	609	5,913
Geospace Technologies Corp.* (Oil & Gas Services)	348	29,361
Getty Realty Corp. (REIT)	348	7,451
Glacier Bancorp, Inc. (Banks)	783	14,446
Globe Specialty Metals, Inc. (Mining)	1,827	23,861
Government Properties Income Trust (REIT)	609	15,864
Greatbatch, Inc.* (Healthcare - Products)	696	19,446
Gulfport Energy Corp.* (Oil & Gas)	1,914	99,891
Haemonetics Corp.* (Healthcare - Products)	1,479	56,942
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	957	29,083
Haverty Furniture Cos., Inc. (Retail)	261	6,207
Hawkins, Inc. (Chemicals)	87	3,236
Headwaters, Inc.* (Building Materials)	2,088	22,676
Healthcare Realty Trust, Inc. (REIT)	1,392	41,788
Healthcare Services Group, Inc. (Commercial Services)	1,914	42,662
HealthStream, Inc.* (Internet)	609	13,983
Healthways, Inc.* (Healthcare - Services)	522	7,251
Heartland Express, Inc. (Transportation)	609	8,264
Heartland Payment Systems, Inc. (Commercial Services)	696	22,891
Helen of Troy, Ltd.* (Household Products/Wares)	435	15,173
HFF, Inc. - Class A (Real Estate)	957	20,049
Hibbett Sports, Inc.* (Retail)	696	38,176
Higher One Holdings, Inc.* (Diversified Financial Services)	348	3,431
Hillenbrand, Inc. (Miscellaneous Manufacturing)	783	19,677
Hittite Microwave Corp.* (Semiconductors)	783	43,934
Home Bancshares, Inc. (Banks)	696	27,645
Hot Topic, Inc. (Retail)	435	6,068
Hub Group, Inc.* - Class A (Transportation)	522	19,131
Iconix Brand Group, Inc.* (Apparel)	870	24,926
ICU Medical, Inc.* (Healthcare - Products)	348	20,967
iGATE Corp.* (Computers)	870	14,520
II-VI, Inc.* (Electronics)	957	14,805
Independent Bank Corp./MA (Banks)	261	8,101
Inland Real Estate Corp. (REIT)	1,131	12,803
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	261	9,143
Inter Parfums, Inc. (Cosmetics/Personal Care)	435	12,602
Interactive Intelligence Group, Inc.* (Software)	435	18,022
Interface, Inc. (Office Furnishings)	1,044	17,477
Intermec, Inc.* (Machinery - Diversified)	870	8,561
Interval Leisure Group, Inc. (Leisure Time)	1,131	21,557
ION Geophysical Corp.* (Oil & Gas Services)	1,566	9,772
IPC The Hospitalist Co.* (Healthcare - Services)	261	11,907

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
iRobot Corp.* (Machinery - Diversified)	783	$22,777
Ixia* (Telecommunications)	1,566	25,792
J & J Snack Foods Corp. (Food)	261	19,580
j2 Global, Inc. (Computers)	696	28,327
Jack in the Box, Inc.* (Retail)	435	15,595
Kaman Corp. (Aerospace/Defense)	261	8,819
Kaydon Corp. (Metal Fabricate/Hardware)	348	8,296
Knight Transportation, Inc. (Transportation)	870	13,589
Kopin Corp.* (Semiconductors)	609	2,016
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	261	11,460
Kulicke & Soffa Industries, Inc.* (Semiconductors)	2,175	25,143
Landauer, Inc. (Commercial Services)	261	14,582
La-Z-Boy, Inc. (Home Furnishings)	870	15,712
Lexington Realty Trust (REIT)	2,175	27,862
Lindsay Manufacturing Co. (Machinery - Diversified)	348	26,733
Liquidity Services, Inc.* (Internet)	696	22,898
Lithia Motors, Inc. - Class A (Retail)	348	17,233
Littelfuse, Inc. (Electrical Components & Equipment)	609	42,521
LivePerson, Inc.* (Computers)	1,479	18,961
LogMeIn, Inc.* (Telecommunications)	261	5,893
LSB Industries, Inc.* (Miscellaneous Manufacturing)	174	5,683
LTC Properties, Inc. (REIT)	435	20,228
Lufkin Industries, Inc. (Oil & Gas Services)	522	46,088
Lumber Liquidators Holdings, Inc.* (Retail)	783	64,174
Luminex Corp.* (Healthcare - Products)	1,044	17,362
Lumos Networks Corp. (Telecommunications)	174	2,347
Lydall, Inc.* (Miscellaneous Manufacturing)	522	7,485
M/I Schottenstein Homes, Inc.* (Home Builders)	696	17,122
Manhattan Associates, Inc.* (Computers)	522	36,649
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,044	44,182
Marriott Vacations Worldwide Corp.* (Entertainment)	435	19,784
MAXIMUS, Inc. (Commercial Services)	957	76,264
MB Financial, Inc. (Banks)	870	21,541
Measurement Specialties, Inc.* (Electronics)	435	18,605
Medical Properties Trust, Inc. (REIT)	1,914	30,796
Medidata Solutions, Inc.* (Software)	609	40,414
Medifast, Inc.* (Commercial Services)	348	9,118
Meridian Bioscience, Inc. (Healthcare - Products)	609	12,357
Merit Medical Systems, Inc.* (Healthcare - Products)	435	4,206
Meritage Homes Corp.* (Home Builders)	870	42,447
Micrel, Inc. (Semiconductors)	609	6,127
Microsemi Corp.* (Semiconductors)	2,610	54,289
MicroStrategy, Inc.* - Class A (Software)	174	15,693
Mid-America Apartment Communities, Inc. (REIT)	609	41,857
MKS Instruments, Inc. (Semiconductors)	696	18,702
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,305	16,078
Monolithic Power Systems, Inc. (Semiconductors)	957	23,083
Monotype Imaging Holdings, Inc. (Software)	609	14,123
Monro Muffler Brake, Inc. (Commercial Services)	348	14,393
Movado Group, Inc. (Miscellaneous Manufacturing)	522	15,785
MTS Systems Corp. (Computers)	261	15,908
Mueller Industries, Inc. (Metal Fabricate/Hardware)	522	27,029
Multimedia Games Holding Co., Inc.* (Entertainment)	783	19,309
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	348	40,963
Myers Industries, Inc. (Miscellaneous Manufacturing)	435	6,447
Nanometrics, Inc.* (Semiconductors)	609	8,544
National Penn Bancshares, Inc. (Banks)	3,393	33,217
Natus Medical, Inc.* (Healthcare - Products)	522	6,530
NCI Building Systems, Inc.* (Building Materials)	261	4,468
Neenah Paper, Inc. (Forest Products & Paper)	261	7,506
Neogen Corp.* (Pharmaceuticals)	609	30,955
NETGEAR, Inc.* (Telecommunications)	1,131	33,693
NetScout Systems, Inc.* (Computers)	1,044	23,814
NIC, Inc. (Internet)	1,653	27,837
Old Dominion Freight Line, Inc.* (Transportation)	2,001	77,039
Omnicell, Inc.* (Software)	609	10,974
On Assignment, Inc.* (Commercial Services)	1,218	29,561
OpenTable, Inc.* (Internet)	696	38,551
Oplink Communications, Inc.* (Telecommunications)	261	4,286
Oritani Financial Corp. (Savings & Loans)	1,131	17,497
OSI Systems, Inc.* (Electronics)	348	19,940
Oxford Industries, Inc. (Apparel)	435	25,722
PacWest Bancorp (Banks)	957	26,538
Palomar Medical Technologies, Inc.* (Healthcare - Products)	174	2,358
Papa John’s International, Inc.* (Retail)	522	32,886
PAREXEL International Corp.* (Commercial Services)	1,653	67,690
Parkway Properties, Inc. (REIT)	435	7,930
PC-Tel, Inc. (Internet)	261	1,741
PDC Energy, Inc.* (Oil & Gas)	348	15,068
Pennsylvania REIT (REIT)	870	18,035
Perficient, Inc.* (Internet)	957	10,029
PetMed Express, Inc. (Retail)	261	3,263
PetroQuest Energy, Inc.* (Oil & Gas)	870	3,724
Pinnacle Financial Partners, Inc.* (Banks)	957	23,226
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	261	8,811

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PolyOne Corp. (Chemicals)	2,871	$64,683
Pool Corp. (Distribution/Wholesale)	1,305	63,971
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	522	64,076
Post Properties, Inc. (REIT)	1,566	77,406
Power Integrations, Inc. (Semiconductors)	435	18,013
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,479	39,859
PrivateBancorp, Inc. (Banks)	1,740	33,373
Procera Networks, Inc.* (Telecommunications)	522	5,789
Progress Software Corp.* (Software)	696	15,709
Prospect Capital Corp. (Investment Companies)	3,219	35,506
PS Business Parks, Inc. (REIT)	261	20,828
Quaker Chemical Corp. (Chemicals)	348	21,479
Quality Systems, Inc. (Software)	522	9,328
Quanex Building Products Corp. (Building Materials)	1,044	16,986
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,653	50,813
Resources Connection, Inc. (Commercial Services)	696	7,907
Rofin-Sinar Technologies, Inc.* (Electronics)	348	8,665
Rogers Corp.* (Electronics)	261	11,129
Rudolph Technologies, Inc.* (Semiconductors)	957	11,168
Rue21, Inc.* (Retail)	435	13,877
Ruth’s Hospitality Group, Inc.* (Retail)	1,044	10,346
Sabra Health Care REIT, Inc. (REIT)	1,044	31,132
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,479	77,337
Saul Centers, Inc. (REIT)	261	11,693
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	348	14,021
Select Comfort Corp.* (Home Furnishings)	1,566	33,231
SHFl Entertainment, Inc.* (Entertainment)	1,653	26,117
Sigma Designs, Inc.* (Semiconductors)	348	1,656
Simpson Manufacturing Co., Inc. (Building Materials)	522	15,002
Smith Corp. (Miscellaneous Manufacturing)	522	39,374
Sonic Corp.* (Retail)	783	9,811
Sourcefire, Inc.* (Internet)	870	41,552
Sovran Self Storage, Inc. (REIT)	522	35,809
Spectrum Pharmaceuticals, Inc. (Biotechnology)	1,479	10,959
Stage Stores, Inc. (Retail)	609	16,863
Stamps.com, Inc.* (Internet)	435	14,720
Standard Pacific Corp.* (Home Builders)	2,088	18,896
Standex International Corp. (Miscellaneous Manufacturing)	348	18,409
Steven Madden, Ltd.* (Apparel)	1,218	59,231
Stillwater Mining Co.* (Mining)	2,001	24,892
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	522	26,763
SunCoke Energy, Inc.* (Coal)	2,001	30,275
Superior Industries International, Inc. (Auto Parts & Equipment)	348	6,389
SurModics, Inc.* (Healthcare - Products)	174	4,602
Susquehanna Bancshares, Inc. (Banks)	2,871	33,505
Symmetricom, Inc.* (Telecommunications)	609	3,167
Synaptics, Inc.* (Computers)	348	14,348
Synchronoss Technologies, Inc.* (Software)	348	9,862
Take-Two Interactive Software, Inc.* (Software)	1,392	21,242
Tanger Factory Outlet Centers, Inc. (REIT)	1,479	54,900
Taylor Capital Group, Inc.* (Banks)	348	5,098
Teledyne Technologies, Inc.* (Aerospace/Defense)	435	32,651
Tennant Co. (Machinery - Diversified)	174	8,321
Texas Capital Bancshares, Inc.* (Banks)	1,131	47,118
Texas Industries, Inc.* (Building Materials)	609	38,781
Texas Roadhouse, Inc. (Retail)	870	20,445
The Buckle, Inc. (Retail)	522	25,343
The Geo Group, Inc. (REIT)	2,088	78,196
The Hain Celestial Group, Inc.* (Food)	1,305	85,151
The Medicines Co.* (Biotechnology)	1,566	52,868
The Ryland Group, Inc. (Home Builders)	1,305	58,803
Titan International, Inc. (Auto Parts & Equipment)	870	19,410
Toro Co. (Housewares)	1,653	74,402
Tredegar Corp. (Miscellaneous Manufacturing)	435	12,876
TTM Technologies, Inc.* (Electronics)	609	4,403
Tuesday Morning Corp.* (Retail)	1,218	9,878
Tyler Technologies, Inc.* (Software)	783	49,517
Ultratech Stepper, Inc.* (Semiconductors)	783	23,075
UMB Financial Corp. (Banks)	435	21,898
UniFirst Corp. (Textiles)	174	15,843
Universal Health Realty Income Trust (REIT)	348	18,698
Urstadt Biddle Properties - Class A (REIT)	348	7,750
VASCO Data Security International, Inc.* (Internet)	783	6,663
Veeco Instruments, Inc.* (Semiconductors)	1,131	43,057
ViaSat, Inc.* (Telecommunications)	435	21,084
ViewPoint Financial Group, Inc. (Savings & Loans)	1,044	19,439
ViroPharma, Inc.* (Pharmaceuticals)	1,827	49,786
Virtus Investment Partners, Inc.* (Diversified Financial Services)	174	33,234
Virtusa Corp.* (Computers)	348	7,729
Vitamin Shoppe, Inc.* (Retail)	870	42,761
Volterra Semiconductor Corp.* (Semiconductors)	435	5,659
WD-40 Co. (Household Products/Wares)	261	14,076
Websense, Inc.* (Internet)	1,044	18,625
West Pharmaceutical Services, Inc. (Healthcare - Products)	609	38,891
Wilshire Bancorp, Inc.* (Banks)	1,740	11,119
Winnebago Industries, Inc.* (Home Builders)	783	14,345

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Wintrust Financial Corp. (Banks)	522	$18,719
Wolverine World Wide, Inc. (Apparel)	783	37,404
World Acceptance Corp.* (Diversified Financial Services)	174	15,462
XO Group, Inc.* (Internet)	696	7,837
Zale Corp.* (Retail)	348	1,545
Zumiez, Inc.* (Retail)	435	12,602
TOTAL COMMON STOCKS (Cost $5,418,398)		8,018,071

	Principal Amount	Value
Repurchase Agreements(a)(0.2%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $13,000	$13,000	$13,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $5,431,398) - 99.3%		8,031,071
Net other assets (liabilities) - 0.7%		59,124

NET ASSETS - 100.0%		$8,090,195

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Small-Cap Growth ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$63,729	0.8%
Airlines	39,107	0.5%
Apparel	172,370	2.1%
Auto Parts & Equipment	55,350	0.7%
Banks	545,241	6.7%
Beverages	44,193	0.5%
Biotechnology	193,506	2.4%
Building Materials	135,256	1.7%
Chemicals	181,081	2.2%
Coal	30,275	0.4%
Commercial Services	413,378	5.1%
Computers	283,657	3.5%
Cosmetics/Personal Care	12,602	0.2%
Distribution/Wholesale	104,934	1.3%
Diversified Financial Services	208,696	2.6%
Electric	11,305	0.1%
Electrical Components & Equipment	139,085	1.7%
Electronics	365,959	4.5%
Engineering & Construction	20,163	0.2%
Entertainment	65,210	0.8%
Environmental Control	73,181	0.9%
Food	150,338	1.9%
Forest Products & Paper	43,270	0.5%
Hand/Machine Tools	33,794	0.4%
Healthcare - Products	379,324	4.7%
Healthcare - Services	71,922	0.9%
Home Builders	151,613	1.9%
Home Furnishings	74,789	0.9%
Household Products/Wares	69,108	0.9%
Housewares	74,402	0.9%
Insurance	20,635	0.3%
Internet	279,522	3.5%
Investment Companies	35,506	0.4%
Iron/Steel	5,246	0.1%
Leisure Time	125,675	1.6%
Machinery - Diversified	137,023	1.7%
Media	2,332	NM
Metal Fabricate/Hardware	35,325	0.4%
Mining	56,784	0.7%
Miscellaneous Manufacturing	254,113	3.1%
Office Furnishings	17,477	0.2%
Oil & Gas	153,989	1.9%
Oil & Gas Services	127,145	1.6%
Pharmaceuticals	237,697	2.9%
Real Estate	20,049	0.2%
REIT	657,074	8.2%
Retail	583,208	7.3%
Savings & Loans	53,375	0.7%
Semiconductors	381,954	4.7%
Software	267,193	3.3%
Telecommunications	187,481	2.3%
Textiles	15,843	0.2%
Transportation	137,280	1.7%
Water	19,307	0.2%
Other**	72,124	0.9%
Total	$8,090,195	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (100.8%)
Anheuser-Busch InBev N.V.ADR (Beverages)	5,720	$546,946
ArcelorMittal (Iron/Steel) NYS	10,530	131,520
ARM Holdings PLCADR (Semiconductors)	14,820	692,835
ASML Holding N.V. (Semiconductors)	5,070	377,056
AstraZeneca PLCADR (Pharmaceuticals)	6,110	317,231
Banco Santander S.A.ADR (Banks)	52,130	377,943
Barclays PLCADR (Banks)	20,150	362,297
BHP Billiton PLCADR (Mining)	7,150	404,190
BP PLCADR (Oil & Gas)	9,750	425,100
Diageo PLCADR (Beverages)	2,080	254,176
Elan Corp. PLCADR (Pharmaceuticals)	19,240	225,108
Eni SpAADR (Oil & Gas)	7,150	341,842
GlaxoSmithKline PLCADR (Pharmaceuticals)	5,850	302,094
HSBC Holdings PLCADR (Banks)	12,350	677,520
ING Groep N.V.*ADR (Insurance)	32,500	266,825
Koninklijke Phillips Electronics N.V. (Electronics)	10,010	276,276
Nokia, Corp.ADR (Telecommunications)	31,590	106,774
Rio Tinto PLCADR (Mining)	8,190	377,231
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	8,840	600,855
Sanofi-AventisADR (Pharmaceuticals)	8,840	471,614
SAP AGADR (Software)	6,110	487,883
Shire Pharmaceuticals Group PLCADR (Pharmaceuticals)	2,990	279,984
Siemens AGADR (Miscellaneous Manufacturing)	4,160	434,762
Statoil ASAADR (Oil & Gas)	13,130	321,685
Telefonaktiebolaget LM EricssonADR (Telecommunications)	30,420	374,470
Telefonica S.A.ADR (Telecommunications)	19,890	289,797
Tenaris S.A.ADR (Metal Fabricate/Hardware)	6,890	306,536
Total S.A.ADR (Oil & Gas)	10,660	535,558
Unilever N.V. (Food) NYS	9,750	414,180
Vodafone Group PLCADR (Telecommunications)	17,940	548,785
TOTAL COMMON STOCKS (Cost $9,623,016)		11,529,073

	Principal Amount	Value
Repurchase Agreements(a)(0.8%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $87,000	$87,000	$87,000

TOTAL REPURCHASE AGREEMENTS (Cost $87,000)		87,000

TOTAL INVESTMENT SECURITIES (Cost $9,710,016) - 101.6%		11,616,073
Net other assets (liabilities) - (1.6)%		(184,490)

NET ASSETS - 100.0%		$11,431,583

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

Europe 30 ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Banks	$1,417,760	12.3%
Beverages	801,122	6.9%
Electronics	276,276	2.4%
Food	414,180	3.6%
Insurance	266,825	2.3%
Iron/Steel	131,520	1.1%
Metal Fabricate/Hardware	306,536	2.7%
Mining	781,421	6.8%
Miscellaneous Manufacturing	434,762	3.8%
Oil & Gas	2,225,040	19.3%
Pharmaceuticals	1,596,031	13.8%
Semiconductors	1,069,891	9.3%
Software	487,883	5.1%
Telecommunications	1,319,826	11.4%
Other**	(97,490)	(0.8)%
Total	$11,431,583	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of April 30, 2013:

	Value	% of Net Assets
Belgium	$546,946	4.8%
Finland	106,774	0.9%
France	1,007,172	8.8%
Germany	922,645	8.1%
Ireland	505,092	4.4%
Italy	341,842	3.0%
Luxembourg	438,056	3.8%
Netherlands	1,935,192	16.9%
Norway	321,685	2.8%
Spain	667,740	5.8%
Sweden	374,470	3.3%
United Kingdom	4,361,459	38.2%
Other**	(97,490)	(0.8)%
Total	$11,431,583	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (63.3%)
3M Co. (Miscellaneous Manufacturing)	1,479	$154,866
Abbott Laboratories (Pharmaceuticals)	3,683	135,976
AbbVie, Inc. (Pharmaceuticals)	3,712	170,937
Abercrombie & Fitch Co. - Class A (Retail)	174	8,623
Accenture PLC - Class A (Computers)	1,508	122,812
ACE, Ltd. (Insurance)	783	69,797
Actavis, Inc.* (Pharmaceuticals)	290	30,662
Adobe Systems, Inc.* (Software)	1,160	52,293
Advanced Micro Devices, Inc.* (Semiconductors)	1,421	4,007
Aetna, Inc. (Healthcare - Services)	783	44,976
AFLAC, Inc. (Insurance)	1,102	59,993
Agilent Technologies, Inc. (Electronics)	812	33,649
AGL Resources, Inc. (Gas)	290	12,717
Air Products & Chemicals, Inc. (Chemicals)	493	42,871
Airgas, Inc. (Chemicals)	174	16,817
Akamai Technologies, Inc.* (Software)	406	17,827
Alcoa, Inc. (Mining)	2,523	21,446
Alexion Pharmaceuticals, Inc.* (Biotechnology)	464	45,472
Allegheny Technologies, Inc. (Iron/Steel)	261	7,042
Allergan, Inc. (Pharmaceuticals)	725	82,324
Allstate Corp. (Insurance)	1,131	55,713
Altera Corp. (Semiconductors)	754	24,136
Altria Group, Inc. (Agriculture)	4,727	172,583
Amazon.com, Inc.* (Internet)	841	213,454
Ameren Corp. (Electric)	580	21,025
American Electric Power, Inc. (Electric)	1,131	58,167
American Express Co. (Diversified Financial Services)	2,262	154,742
American International Group, Inc.* (Insurance)	3,451	142,939
American Tower Corp. (REIT)	928	77,943
Ameriprise Financial, Inc. (Diversified Financial Services)	464	34,582
AmerisourceBergen Corp. (Pharmaceuticals)	551	29,820
Amgen, Inc. (Biotechnology)	1,769	184,348
Amphenol Corp. - Class A (Electronics)	377	28,471
Anadarko Petroleum Corp. (Oil & Gas)	1,189	100,780
Analog Devices, Inc. (Semiconductors)	725	31,893
Aon PLC (Insurance)	725	43,754
Apache Corp. (Oil & Gas)	928	68,561
Apartment Investment and Management Co. - Class A (REIT)	348	10,826
Apollo Group, Inc.* - Class A (Commercial Services)	232	4,262
Apple Computer, Inc. (Computers)	2,204	975,821
Applied Materials, Inc. (Semiconductors)	2,813	40,817
Archer-Daniels-Midland Co. (Agriculture)	1,537	52,166
Assurant, Inc. (Insurance)	174	8,272
AT&T, Inc. (Telecommunications)	12,876	482,335
Autodesk, Inc.* (Software)	522	20,556
Automatic Data Processing, Inc. (Commercial Services)	1,131	76,162
AutoNation, Inc.* (Retail)	87	3,959
AutoZone, Inc.* (Retail)	87	35,591
AvalonBay Communities, Inc. (REIT)	261	34,723
Avery Dennison Corp. (Household Products/Wares)	232	9,616
Avon Products, Inc. (Cosmetics/Personal Care)	1,015	23,507
Baker Hughes, Inc. (Oil & Gas Services)	1,044	47,387
Ball Corp. (Packaging & Containers)	348	15,353
Bank of America Corp. (Banks)	25,404	312,723
Bank of New York Mellon Corp. (Banks)	2,726	76,928
Bard (C.R.), Inc. (Healthcare - Products)	174	17,289
Baxter International, Inc. (Healthcare - Products)	1,276	89,154
BB&T Corp. (Banks)	1,653	50,863
Beam, Inc. (Beverages)	377	24,396
Becton, Dickinson & Co. (Healthcare - Products)	464	43,755
Bed Bath & Beyond, Inc.* (Retail)	522	35,914
Bemis Co., Inc. (Packaging & Containers)	232	9,129
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,292	456,325
Best Buy Co., Inc. (Retail)	638	16,582
Biogen Idec, Inc.* (Biotechnology)	551	120,630
BlackRock, Inc. (Diversified Financial Services)	290	77,285
BMC Software, Inc.* (Software)	319	14,508
Boeing Co. (Aerospace/Defense)	1,595	145,799
BorgWarner, Inc.* (Auto Parts & Equipment)	261	20,402
Boston Properties, Inc. (REIT)	348	38,082
Boston Scientific Corp.* (Healthcare - Products)	3,190	23,893
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,857	153,200
Broadcom Corp. - Class A (Semiconductors)	1,218	43,848
Brown-Forman Corp. - Class B (Beverages)	348	24,534
C.H. Robinson Worldwide, Inc. (Transportation)	377	22,390
CA, Inc. (Software)	783	21,118
Cablevision Systems Corp. NY - Class A (Media)	493	7,326
Cabot Oil & Gas Corp. (Oil & Gas)	493	33,549
Cameron International Corp.* (Oil & Gas Services)	580	35,699
Campbell Soup Co. (Food)	435	20,188
Capital One Financial Corp. (Banks)	1,363	78,754
Cardinal Health, Inc. (Pharmaceuticals)	812	35,907
CareFusion Corp.* (Healthcare - Products)	522	17,456
CarMax, Inc.* (Retail)	522	24,033
Carnival Corp. - Class A (Leisure Time)	1,044	36,029
Caterpillar, Inc. (Machinery - Construction & Mining)	1,537	130,138
CBRE Group, Inc.* - Class A (Real Estate)	725	17,560
CBS Corp. - Class B (Media)	1,363	62,398
Celgene Corp.* (Biotechnology)	986	116,417

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CenterPoint Energy, Inc. (Gas)	1,015	$25,050
CenturyLink, Inc. (Telecommunications)	1,479	55,566
Cerner Corp.* (Software)	348	33,676
CF Industries Holdings, Inc. (Chemicals)	145	27,044
Chesapeake Energy Corp. (Oil & Gas)	1,218	23,800
Chevron Corp. (Oil & Gas)	4,553	555,512
Chipotle Mexican Grill, Inc.* (Retail)	87	31,598
CIGNA Corp. (Healthcare - Services)	667	44,135
Cincinnati Financial Corp. (Insurance)	348	17,021
Cintas Corp. (Textiles)	232	10,410
Cisco Systems, Inc. (Telecommunications)	12,528	262,085
Citigroup, Inc. (Banks)	7,134	332,872
Citrix Systems, Inc.* (Software)	435	27,044
Cliffs Natural Resources, Inc. (Iron/Steel)	348	7,426
Clorox Co. (Household Products/Wares)	319	27,514
CME Group, Inc. (Diversified Financial Services)	725	44,124
CMS Energy Corp. (Electric)	609	18,233
Coach, Inc. (Apparel)	667	39,260
Coca-Cola Co. (Beverages)	8,990	380,546
Coca-Cola Enterprises, Inc. (Beverages)	609	22,308
Cognizant Technology Solutions Corp.* (Computers)	696	45,101
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,044	124,664
Comcast Corp. - Class A (Media)	6,206	256,308
Comerica, Inc. (Banks)	435	15,769
Computer Sciences Corp. (Computers)	348	16,304
ConAgra Foods, Inc. (Food)	957	33,849
ConocoPhillips (Oil & Gas)	2,871	173,552
CONSOL Energy, Inc. (Coal)	522	17,560
Consolidated Edison, Inc. (Electric)	696	44,300
Constellation Brands, Inc.* (Beverages)	348	17,174
Corning, Inc. (Telecommunications)	3,451	50,040
Costco Wholesale Corp. (Retail)	1,015	110,056
Coventry Health Care, Inc. (Healthcare - Services)	319	15,806
Covidien PLC (Healthcare - Products)	1,102	70,352
Crown Castle International Corp.* (Telecommunications)	696	53,592
CSX Corp. (Transportation)	2,407	59,188
Cummins, Inc. (Machinery - Diversified)	406	43,194
CVS Caremark Corp. (Retail)	2,900	168,722
D.R. Horton, Inc. (Home Builders)	667	17,395
Danaher Corp. (Miscellaneous Manufacturing)	1,363	83,061
Darden Restaurants, Inc. (Retail)	290	14,973
DaVita, Inc.* (Healthcare - Services)	203	24,086
Dean Foods Co.* (Food)	435	8,326
Deere & Co. (Machinery - Diversified)	928	82,870
Dell, Inc. (Computers)	3,422	45,855
Delphi Automotive PLC (Auto Parts & Equipment)	696	32,162
Denbury Resources, Inc.* (Oil & Gas)	870	15,564
DENTSPLY International, Inc. (Healthcare - Products)	348	14,738
Devon Energy Corp. (Oil & Gas)	899	49,499
Diamond Offshore Drilling, Inc. (Oil & Gas)	174	12,023
DIRECTV* - Class A (Media)	1,334	75,451
Discover Financial Services (Diversified Financial Services)	1,160	50,738
Discovery Communications, Inc.* - Class A (Media)	580	45,716
Dollar General Corp.* (Retail)	609	31,723
Dollar Tree, Inc.* (Retail)	522	24,826
Dominion Resources, Inc. (Electric)	1,363	84,070
Dover Corp. (Miscellaneous Manufacturing)	406	28,006
Dr. Pepper Snapple Group, Inc. (Beverages)	464	22,657
DTE Energy Co. (Electric)	406	29,589
Duke Energy Corp. (Electric)	1,653	124,305
Dun & Bradstreet Corp. (Software)	87	7,695
E*TRADE Financial Corp.* (Diversified Financial Services)	609	6,267
E.I. du Pont de Nemours & Co. (Chemicals)	2,204	120,140
Eastman Chemical Co. (Chemicals)	348	23,194
Eaton Corp. (Miscellaneous Manufacturing)	1,102	67,673
eBay, Inc.* (Internet)	2,726	142,815
Ecolab, Inc. (Chemicals)	609	51,534
Edison International (Electric)	754	40,565
Edwards Lifesciences Corp.* (Healthcare - Products)	261	16,649
Electronic Arts, Inc.* (Software)	696	12,257
Eli Lilly & Co. (Pharmaceuticals)	2,349	130,088
EMC Corp.* (Computers)	4,930	110,580
Emerson Electric Co. (Electrical Components & Equipment)	1,682	93,368
Ensco PLC - Class A (Oil & Gas)	551	31,782
Entergy Corp. (Electric)	406	28,919
EOG Resources, Inc. (Oil & Gas)	638	77,300
EQT Corp. (Oil & Gas)	348	26,142
Equifax, Inc. (Commercial Services)	290	17,747
Equity Residential (REIT)	754	43,777
Exelon Corp. (Electric)	2,001	75,058
Expedia, Inc. (Internet)	232	12,955
Expeditors International of Washington, Inc. (Transportation)	493	17,713
Express Scripts Holding Co.* (Pharmaceuticals)	1,914	113,634
Exxon Mobil Corp. (Oil & Gas)	10,527	936,797
F5 Networks, Inc.* (Internet)	174	13,299
Family Dollar Stores, Inc. (Retail)	232	14,238
Fastenal Co. (Distribution/Wholesale)	638	31,294
FedEx Corp. (Transportation)	696	65,431
Fidelity National Information Services, Inc. (Software)	696	29,267
Fifth Third Bancorp (Banks)	2,059	35,065
First Horizon National Corp. (Banks)	580	6,035
First Solar, Inc.* (Semiconductors)	145	6,751

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FirstEnergy Corp. (Electric)	986	$45,948
Fiserv, Inc.* (Software)	319	29,064
FLIR Systems, Inc. (Electronics)	348	8,460
Flowserve Corp. (Machinery - Diversified)	116	18,342
Fluor Corp. (Engineering & Construction)	377	21,482
FMC Corp. (Chemicals)	319	19,363
FMC Technologies, Inc.* (Oil & Gas Services)	551	29,919
Ford Motor Co. (Auto Manufacturers)	9,193	126,036
Forest Laboratories, Inc.* (Pharmaceuticals)	551	20,613
Fossil, Inc.* (Distribution/Wholesale)	116	11,382
Franklin Resources, Inc. (Diversified Financial Services)	319	49,337
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,233	67,949
Frontier Communications Corp. (Telecommunications)	2,349	9,772
GameStop Corp. - Class A (Retail)	290	10,121
Gannett Co., Inc. (Media)	551	11,108
Garmin, Ltd. (Electronics)	261	9,156
General Dynamics Corp. (Aerospace/Defense)	783	57,911
General Electric Co. (Miscellaneous Manufacturing)	24,418	544,278
General Mills, Inc. (Food)	1,508	76,033
Genuine Parts Co. (Distribution/Wholesale)	377	28,776
Genworth Financial, Inc.* - Class A (Insurance)	1,160	11,635
Gilead Sciences, Inc.* (Biotechnology)	3,567	180,633
Google, Inc.* - Class A (Internet)	638	526,076
H & R Block, Inc. (Commercial Services)	638	17,698
Halliburton Co. (Oil & Gas Services)	2,175	93,025
Harley-Davidson, Inc. (Leisure Time)	522	28,527
Harman International Industries, Inc. (Home Furnishings)	145	6,483
Harris Corp. (Telecommunications)	261	12,058
Hartford Financial Services Group, Inc. (Insurance)	1,015	28,511
Hasbro, Inc. (Toys/Games/Hobbies)	261	12,364
HCP, Inc. (REIT)	1,073	57,191
Health Care REIT, Inc. (REIT)	609	45,657
Heinz (H.J.) Co. (Food)	754	54,605
Helmerich & Payne, Inc. (Oil & Gas)	261	15,300
Hess Corp. (Oil & Gas)	696	50,237
Hewlett-Packard Co. (Computers)	4,582	94,389
Honeywell International, Inc. (Electronics)	1,827	134,358
Hormel Foods Corp. (Food)	319	13,165
Hospira, Inc.* (Healthcare - Products)	377	12,486
Host Hotels & Resorts, Inc. (REIT)	1,711	31,260
Hudson City Bancorp, Inc. (Savings & Loans)	1,102	9,158
Humana, Inc. (Healthcare - Services)	377	27,939
Huntington Bancshares, Inc. (Banks)	1,972	14,139
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	986	63,656
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	638	34,324
Integrys Energy Group, Inc. (Electric)	174	10,711
Intel Corp. (Semiconductors)	11,600	277,819
IntercontinentalExchange, Inc.* (Diversified Financial Services)	174	28,350
International Business Machines Corp. (Computers)	2,465	499,261
International Flavors & Fragrances, Inc. (Chemicals)	203	15,670
International Game Technology (Entertainment)	609	10,323
International Paper Co. (Forest Products & Paper)	1,044	49,047
Intuit, Inc. (Software)	667	39,780
Intuitive Surgical, Inc.* (Healthcare - Products)	87	42,829
Invesco, Ltd. (Diversified Financial Services)	1,044	33,137
Iron Mountain, Inc. (Commercial Services)	406	15,371
J.C. Penney Co., Inc.* (Retail)	348	5,714
J.P. Morgan Chase & Co. (Banks)	8,990	440,601
Jabil Circuit, Inc. (Electronics)	435	7,743
Jacobs Engineering Group, Inc.* (Engineering & Construction)	319	16,103
JDS Uniphase Corp.* (Telecommunications)	551	7,439
Johnson & Johnson (Pharmaceuticals)	6,554	558,598
Johnson Controls, Inc. (Auto Parts & Equipment)	1,595	55,841
Joy Global, Inc. (Machinery - Construction & Mining)	261	14,752
Juniper Networks, Inc.* (Telecommunications)	1,218	20,158
Kellogg Co. (Food)	580	37,723
KeyCorp (Banks)	2,175	21,685
Kimberly-Clark Corp. (Household Products/Wares)	899	92,768
Kimco Realty Corp. (REIT)	957	22,757
Kinder Morgan, Inc. (Pipelines)	1,479	57,829
KLA-Tencor Corp. (Semiconductors)	377	20,452
Kohls Corp. (Retail)	493	23,201
Kraft Foods Group, Inc. (Food)	1,392	71,674
Kroger Co. (Food)	1,218	41,875
L Brands, Inc. (Retail)	551	27,776
L-3 Communications Holdings, Inc. (Aerospace/Defense)	203	16,494
Laboratory Corp. of America Holdings* (Healthcare - Services)	232	21,660
Lam Research Corp.* (Semiconductors)	377	17,425
Legg Mason, Inc. (Diversified Financial Services)	261	8,315
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	348	11,220
Lennar Corp. - Class A (Home Builders)	377	15,540
Leucadia National Corp. (Holding Companies - Diversified)	696	21,499

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Life Technologies Corp.* (Biotechnology)	406	$29,918
Lincoln National Corp. (Insurance)	638	21,698
Linear Technology Corp. (Semiconductors)	551	20,112
Lockheed Martin Corp. (Aerospace/Defense)	638	63,219
Loews Corp. (Insurance)	725	32,386
Lorillard, Inc. (Agriculture)	899	38,558
Lowe’s Cos., Inc. (Retail)	2,610	100,276
LSI Logic Corp.* (Semiconductors)	1,276	8,345
LyondellBasell Industries N.V. - Class A (Chemicals)	899	54,570
M&T Bank Corp. (Banks)	290	29,058
Macy’s, Inc. (Retail)	928	41,389
Marathon Oil Corp. (Oil & Gas)	1,653	54,004
Marathon Petroleum Corp. (Oil & Gas)	783	61,356
Marriott International, Inc. - Class A (Lodging)	581	24,997
Marsh & McLennan Cos., Inc. (Insurance)	1,276	48,501
Masco Corp. (Building Materials)	841	16,349
MasterCard, Inc. - Class A (Commercial Services)	261	144,315
Mattel, Inc. (Toys/Games/Hobbies)	812	37,075
McCormick & Co., Inc. (Food)	319	22,949
McDonald’s Corp. (Retail)	2,349	239,926
McGraw-Hill Cos., Inc. (Media)	667	36,091
McKesson Corp. (Pharmaceuticals)	551	58,307
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	464	37,626
MeadWestvaco Corp. (Forest Products & Paper)	406	13,999
Medtronic, Inc. (Healthcare - Products)	2,378	111,004
Merck & Co., Inc. (Pharmaceuticals)	7,105	333,935
MetLife, Inc. (Insurance)	2,581	100,633
Microchip Technology, Inc. (Semiconductors)	464	16,899
Micron Technology, Inc.* (Semiconductors)	2,407	22,674
Microsoft Corp. (Software)	17,690	585,539
Molex, Inc. (Electrical Components & Equipment)	319	8,795
Molson Coors Brewing Co. - Class B (Beverages)	377	19,453
Mondelez International, Inc. - Class A (Food)	4,176	131,335
Monsanto Co. (Chemicals)	1,247	133,204
Monster Beverage Corp.* (Beverages)	348	19,627
Moody’s Corp. (Commercial Services)	464	28,234
Morgan Stanley Dean Witter & Co. (Banks)	3,219	71,301
Motorola Solutions, Inc. (Telecommunications)	638	36,494
Murphy Oil Corp. (Oil & Gas)	435	27,009
Mylan Laboratories, Inc.* (Pharmaceuticals)	928	27,014
Nabors Industries, Ltd. (Oil & Gas)	696	10,294
NASDAQ Stock Market, Inc. (Diversified Financial Services)	290	8,549
National Oilwell Varco, Inc. (Oil & Gas Services)	1,015	66,198
NetApp, Inc.* (Computers)	841	29,342
Netflix, Inc.* (Internet)	145	31,330
Newell Rubbermaid, Inc. (Housewares)	667	17,569
Newfield Exploration Co.* (Oil & Gas)	319	6,951
Newmont Mining Corp. (Mining)	1,160	37,584
News Corp. - Class A (Media)	4,698	145,497
NextEra Energy, Inc. (Electric)	986	80,882
NIKE, Inc. - Class B (Apparel)	1,711	108,819
NiSource, Inc. (Gas)	725	22,279
Noble Corp. (Oil & Gas)	580	21,750
Noble Energy, Inc. (Oil & Gas)	435	49,281
Nordstrom, Inc. (Retail)	348	19,693
Norfolk Southern Corp. (Transportation)	725	56,130
Northeast Utilities System (Electric)	725	32,864
Northern Trust Corp. (Banks)	522	28,146
Northrop Grumman Corp. (Aerospace/Defense)	551	41,733
NRG Energy, Inc. (Electric)	754	21,014
Nucor Corp. (Iron/Steel)	754	32,890
NVIDIA Corp. (Semiconductors)	1,479	20,366
NYSE Euronext (Diversified Financial Services)	580	22,510
Occidental Petroleum Corp. (Oil & Gas)	1,885	168,255
Omnicom Group, Inc. (Advertising)	609	36,400
ONEOK, Inc. (Pipelines)	493	25,320
Oracle Corp. (Software)	8,671	284,235
O’Reilly Automotive, Inc.* (Retail)	261	28,011
Owens-Illinois, Inc.* (Packaging & Containers)	377	9,908
PACCAR, Inc. (Auto Manufacturers)	841	41,865
Pall Corp. (Miscellaneous Manufacturing)	261	17,411
Parker Hannifin Corp. (Miscellaneous Manufacturing)	348	30,822
Patterson Cos., Inc. (Healthcare - Products)	203	7,704
Paychex, Inc. (Commercial Services)	754	27,453
Peabody Energy Corp. (Coal)	638	12,798
Pentair, Ltd. (Miscellaneous Manufacturing)	493	26,795
People’s United Financial, Inc. (Savings & Loans)	783	10,304
Pepco Holdings, Inc. (Electric)	551	12,453
PepsiCo, Inc. (Beverages)	3,625	298,954
PerkinElmer, Inc. (Electronics)	261	8,000
Perrigo Co. (Pharmaceuticals)	203	24,240
PetSmart, Inc. (Retail)	261	17,811
Pfizer, Inc. (Pharmaceuticals)	16,878	490,643
PG&E Corp. (Electric)	1,015	49,167
Philip Morris International, Inc. (Agriculture)	3,857	368,690
Phillips 66 (Oil & Gas)	1,450	88,377
Pinnacle West Capital Corp. (Electric)	261	15,895
Pioneer Natural Resources Co. (Oil & Gas)	319	38,991
Pitney Bowes, Inc. (Office/Business Equipment)	464	6,343
Plum Creek Timber Co., Inc. (REIT)	377	19,431

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	1,247	$84,646
PPG Industries, Inc. (Chemicals)	348	51,205
PPL Corp. (Electric)	1,363	45,497
Praxair, Inc. (Chemicals)	696	79,553
Precision Castparts Corp. (Metal Fabricate/Hardware)	348	66,569
Priceline.com, Inc.* (Internet)	116	80,735
Principal Financial Group, Inc. (Insurance)	638	23,032
Procter & Gamble Co. (Cosmetics/Personal Care)	6,409	492,019
Progressive Corp. (Insurance)	1,305	33,003
Prologis, Inc. (REIT)	1,073	45,012
Prudential Financial, Inc. (Insurance)	1,102	66,583
Public Service Enterprise Group, Inc. (Electric)	1,189	43,529
Public Storage, Inc. (REIT)	348	57,420
PulteGroup, Inc.* (Home Builders)	812	17,044
PVH Corp. (Retail)	174	20,081
QEP Resources, Inc. (Oil & Gas)	406	11,656
Qualcomm, Inc. (Semiconductors)	4,031	248,390
Quanta Services, Inc.* (Commercial Services)	493	13,548
Quest Diagnostics, Inc. (Healthcare - Services)	377	21,236
Ralph Lauren Corp. (Apparel)	145	26,329
Range Resources Corp. (Oil & Gas)	377	27,717
Raytheon Co. (Aerospace/Defense)	754	46,281
Red Hat, Inc.* (Software)	464	22,240
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	174	37,434
Regions Financial Corp. (Banks)	3,306	28,068
Republic Services, Inc. (Environmental Control)	696	23,720
Reynolds American, Inc. (Agriculture)	754	35,755
Robert Half International, Inc. (Commercial Services)	319	10,470
Rockwell Automation, Inc. (Machinery - Diversified)	319	27,045
Rockwell Collins, Inc. (Aerospace/Defense)	319	20,071
Roper Industries, Inc. (Machinery - Diversified)	232	27,759
Ross Stores, Inc. (Retail)	522	34,489
Rowan Cos. PLC* - Class A (Oil & Gas)	290	9,434
Ryder System, Inc. (Transportation)	116	6,736
Safeway, Inc. (Food)	551	12,409
SAIC, Inc. (Commercial Services)	667	9,965
Salesforce.com, Inc.* (Software)	1,276	52,456
SanDisk Corp.* (Computers)	580	30,415
SCANA Corp. (Electric)	319	17,290
Schlumberger, Ltd. (Oil & Gas Services)	3,103	230,957
Scripps Networks Interactive - Class A (Media)	203	13,516
Seagate Technology PLC (Computers)	754	27,672
Sealed Air Corp. (Packaging & Containers)	464	10,264
Sempra Energy (Gas)	522	43,248
Sherwin-Williams Co. (Chemicals)	203	37,171
Sigma-Aldrich Corp. (Chemicals)	290	22,820
Simon Property Group, Inc. (REIT)	725	129,102
SLM Corp. (Diversified Financial Services)	1,073	22,157
Snap-on, Inc. (Hand/Machine Tools)	145	12,499
Southern Co. (Electric)	2,030	97,908
Southwest Airlines Co. (Airlines)	1,711	23,441
Southwestern Energy Co.* (Oil & Gas)	812	30,385
Spectra Energy Corp. (Pipelines)	1,566	49,376
Sprint Nextel Corp.* (Telecommunications)	7,076	49,886
St. Jude Medical, Inc. (Healthcare - Products)	667	27,494
Stanley Black & Decker, Inc. (Hand/Machine Tools)	377	28,203
Staples, Inc. (Retail)	1,595	21,118
Starbucks Corp. (Retail)	1,769	107,626
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	464	29,937
State Street Corp. (Banks)	1,073	62,738
Stericycle, Inc.* (Environmental Control)	203	21,989
Stryker Corp. (Healthcare - Products)	667	43,742
SunTrust Banks, Inc. (Banks)	1,276	37,323
Symantec Corp.* (Internet)	1,624	39,463
Sysco Corp. (Food)	1,363	47,514
T. Rowe Price Group, Inc. (Diversified Financial Services)	609	44,153
Target Corp. (Retail)	1,537	108,451
TE Connectivity, Ltd. (Electronics)	986	42,940
TECO Energy, Inc. (Electric)	493	9,431
Tenet Healthcare Corp.* (Healthcare - Services)	232	10,524
Teradata Corp.* (Computers)	377	19,253
Teradyne, Inc.* (Semiconductors)	435	7,151
Tesoro Petroleum Corp. (Oil & Gas)	319	17,035
Texas Instruments, Inc. (Semiconductors)	2,581	93,458
Textron, Inc. (Miscellaneous Manufacturing)	638	16,429
The ADT Corp. (Commercial Services)	551	24,046
The AES Corp. (Electric)	1,450	20,097
The Charles Schwab Corp. (Diversified Financial Services)	2,581	43,774
The Chubb Corp. (Insurance)	609	53,635
The Dow Chemical Co. (Chemicals)	2,813	95,389
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	551	38,212
The Gap, Inc. (Retail)	696	26,441
The Goldman Sachs Group, Inc. (Banks)	1,015	148,261
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	580	7,247
The Hershey Co. (Food)	348	31,028
The Home Depot, Inc. (Retail)	3,509	257,384
The Interpublic Group of Cos., Inc. (Advertising)	957	13,245
The JM Smucker Co. - Class A (Food)	261	26,943
The Mosaic Co. (Chemicals)	638	39,294
The Travelers Cos., Inc. (Insurance)	899	76,784

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Williams Cos., Inc. (Pipelines)	1,595	$60,817
Thermo Fisher Scientific, Inc. (Electronics)	841	67,852
Tiffany & Co. (Retail)	290	21,367
Time Warner Cable, Inc. (Media)	696	65,347
Time Warner, Inc. (Media)	2,204	131,755
TJX Cos., Inc. (Retail)	1,711	83,445
Torchmark Corp. (Insurance)	232	14,400
Total System Services, Inc. (Commercial Services)	377	8,905
TripAdvisor, Inc.* (Internet)	261	13,723
Tyco International, Ltd. (Electronics)	1,102	35,396
Tyson Foods, Inc. - Class A (Food)	667	16,428
U.S. Bancorp (Banks)	4,379	145,733
Union Pacific Corp. (Transportation)	1,102	163,052
United Parcel Service, Inc. - Class B (Transportation)	1,682	144,383
United States Steel Corp. (Iron/Steel)	348	6,194
United Technologies Corp. (Aerospace/Defense)	1,972	180,023
UnitedHealth Group, Inc. (Healthcare - Services)	2,407	144,252
UnumProvident Corp. (Insurance)	638	17,794
Urban Outfitters, Inc.* (Retail)	261	10,816
V.F. Corp. (Apparel)	203	36,179
Valero Energy Corp. (Oil & Gas)	1,305	52,618
Varian Medical Systems, Inc.* (Healthcare - Products)	261	17,002
Ventas, Inc. (REIT)	696	55,422
VeriSign, Inc.* (Internet)	348	16,032
Verizon Communications, Inc. (Telecommunications)	6,699	361,143
Viacom, Inc. - Class B (Media)	1,073	68,661
Visa, Inc. - Class A (Commercial Services)	1,218	205,183
Vornado Realty Trust (REIT)	406	35,549
Vulcan Materials Co. (Mining)	319	15,912
W.W. Grainger, Inc. (Distribution/Wholesale)	145	35,738
Walgreen Co. (Retail)	2,030	100,505
Wal-Mart Stores, Inc. (Retail)	3,915	304,275
Walt Disney Co. (Media)	4,234	266,065
Washington Post Co. - Class B (Media)	29	12,857
Waste Management, Inc. (Environmental Control)	1,015	41,594
Waters Corp.* (Electronics)	203	18,757
WellPoint, Inc. (Healthcare - Services)	725	52,867
Wells Fargo & Co. (Banks)	11,513	437,264
Western Digital Corp. (Computers)	522	28,856
Western Union Co. (Commercial Services)	1,334	19,757
Weyerhaeuser Co. (REIT)	1,276	38,931
Whirlpool Corp. (Home Furnishings)	174	19,885
Whole Foods Market, Inc. (Food)	406	35,858
Windstream Corp. (Telecommunications)	1,392	11,860
Wisconsin Energy Corp. (Electric)	551	24,762
WPX Energy, Inc.* (Oil & Gas)	464	7,252
Wyndham Worldwide Corp. (Lodging)	319	19,166
Wynn Resorts, Ltd. (Lodging)	174	23,890
Xcel Energy, Inc. (Electric)	1,160	36,876
Xerox Corp. (Office/Business Equipment)	2,871	24,633
Xilinx, Inc. (Semiconductors)	609	23,087
XL Group PLC (Insurance)	696	21,673
Xylem, Inc. (Machinery - Diversified)	435	12,071
Yahoo!, Inc.* (Internet)	2,262	55,939
YUM! Brands, Inc. (Retail)	1,044	71,117
Zimmer Holdings, Inc. (Healthcare - Products)	406	31,039
Zions Bancorp (Banks)	435	10,710
TOTAL COMMON STOCKS (Cost $16,760,744)		33,460,836

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $17,208,038	$17,208,000	$17,208,000

TOTAL REPURCHASE AGREEMENTS (Cost $17,208,000)		17,208,000

TOTAL INVESTMENT SECURITIES (Cost $33,968,744) - 95.9%		50,668,836
Net other assets (liabilities) - 4.1%		2,176,995

NET ASSETS - 100.0%		$52,845,831

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $9,096,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P 500 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $4,776,750)	60	$163,544

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$12,485,962	$30,884
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	9,818,692	23,282
Equity Index Swap Agreement with UBS AG, based on the S&P 500	34,702,432	78,410
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	10,394,182	22,195
		$154,771

UltraBull ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$49,645	0.1%
Aerospace/Defense	571,531	1.1%
Agriculture	667,752	1.3%
Airlines	23,441	NM
Apparel	210,587	0.4%
Auto Manufacturers	167,901	0.3%
Auto Parts & Equipment	115,652	0.2%
Banks	2,468,682	4.6%
Beverages	829,649	1.6%
Biotechnology	714,852	1.4%
Building Materials	16,349	NM
Chemicals	829,839	1.6%
Coal	30,358	0.1%
Commercial Services	623,116	1.2%
Computers	2,045,661	3.9%
Cosmetics/Personal Care	678,402	1.3%
Distribution/Wholesale	107,190	0.2%
Diversified Financial Services	628,020	1.2%
Electric	1,088,555	2.1%
Electrical Components & Equipment	102,163	0.2%
Electronics	394,782	0.7%
Engineering & Construction	37,585	0.1%
Entertainment	10,323	NM
Environmental Control	87,303	0.2%
Food	681,902	1.3%
Forest Products & Paper	63,046	0.1%
Gas	103,294	0.2%
Hand/Machine Tools	40,702	0.1%
Healthcare - Products	586,586	1.1%
Healthcare - Services	407,481	0.8%
Holding Companies - Diversified	21,499	NM
Home Builders	49,979	0.1%
Home Furnishings	26,368	NM
Household Products/Wares	129,898	0.2%
Housewares	17,569	NM
Insurance	1,404,082	2.7%
Internet	1,145,821	2.2%
Iron/Steel	53,552	0.1%
Leisure Time	64,556	0.1%
Lodging	97,990	0.2%
Machinery - Construction & Mining	144,890	0.3%
Machinery - Diversified	211,281	0.4%
Media	1,198,096	2.3%
Metal Fabricate/Hardware	66,569	0.1%
Mining	142,891	0.3%
Miscellaneous Manufacturing	1,078,541	2.0%
Office/Business Equipment	30,976	1.0%
Oil & Gas	2,852,763	5.3%
Oil & Gas Services	503,185	0.1%
Packaging & Containers	44,654	0.1%
Pharmaceuticals	2,433,524	4.5%
Pipelines	193,342	0.4%
Real Estate	17,560	NM
REIT	743,083	1.4%
Retail	2,201,871	4.1%
Savings & Loans	19,462	NM
Semiconductors	927,630	1.8%
Software	1,249,555	2.4%
Telecommunications	1,412,428	2.7%
Textiles	10,410	NM
Toys/Games/Hobbies	49,439	0.1%
Transportation	535,023	1.0%
Other**	19,384,995	36.7%
Total	$52,845,831	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (61.9%)
Aaron’s, Inc. (Commercial Services)	1,845	$52,970
ACI Worldwide, Inc.* (Software)	1,025	48,185
Acuity Brands, Inc. (Electrical Components & Equipment)	1,230	89,741
Acxiom Corp.* (Software)	2,050	40,775
ADTRAN, Inc. (Telecommunications)	1,640	34,440
Advance Auto Parts, Inc. (Retail)	2,050	171,954
Advent Software, Inc.* (Software)	820	23,813
Aecom Technology Corp.* (Engineering & Construction)	2,870	83,431
Aeropostale, Inc.* (Retail)	2,050	30,053
Affiliated Managers Group, Inc.* (Diversified Financial Services)	1,435	223,400
AGCO Corp. (Machinery - Diversified)	2,665	141,910
Alaska Air Group, Inc.* (Airlines)	1,845	113,725
Albemarle Corp. (Chemicals)	2,460	150,675
Alexander & Baldwin, Inc.* (Real Estate)	1,230	41,894
Alexandria Real Estate Equities, Inc. (REIT)	1,640	119,343
Alleghany Corp.* (Insurance)	410	161,433
Alliance Data Systems Corp.* (Commercial Services)	1,435	246,490
Alliant Energy Corp. (Electric)	3,075	164,542
Alliant Techsystems, Inc. (Aerospace/Defense)	820	60,975
Allscripts Healthcare Solutions, Inc.* (Software)	4,715	65,256
Alpha Natural Resources, Inc.* (Coal)	5,945	44,112
AMC Networks, Inc.* - Class A (Media)	1,640	103,336
American Campus Communities, Inc. (REIT)	2,870	128,117
American Eagle Outfitters, Inc. (Retail)	4,920	95,694
American Financial Group, Inc. (Insurance)	2,050	98,954
Ametek, Inc. (Electrical Components & Equipment)	6,560	267,057
ANN, Inc.* (Retail)	1,230	36,334
ANSYS, Inc.* (Software)	2,460	198,915
AOL, Inc. (Internet)	2,050	79,212
Apollo Investment Corp. (Investment Companies)	5,535	48,763
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,845	103,505
Aqua America, Inc. (Water)	3,895	123,588
Arch Coal, Inc. (Coal)	5,740	27,839
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,870	112,590
Arthur J. Gallagher & Co. (Insurance)	3,485	147,938
Ascena Retail Group, Inc.* (Retail)	3,485	64,472
Ashland, Inc. (Chemicals)	2,050	174,680
Aspen Insurance Holdings, Ltd. (Insurance)	1,845	70,461
Associated Banc-Corp. (Banks)	4,510	64,358
Astoria Financial Corp. (Savings & Loans)	2,255	21,625
Atmel Corp.* (Semiconductors)	11,890	76,928
Atmos Energy Corp. (Gas)	2,460	109,150
Atwood Oceanics, Inc.* (Oil & Gas)	1,640	80,442
Avnet, Inc.* (Electronics)	3,690	120,848
Bally Technologies, Inc.* (Entertainment)	1,025	54,612
BancorpSouth, Inc. (Banks)	2,255	36,080
Bank of Hawaii Corp. (Banks)	1,230	58,659
Barnes & Noble, Inc.* (Retail)	1,025	18,583
BE Aerospace, Inc.* (Aerospace/Defense)	2,870	180,063
Big Lots, Inc.* (Retail)	1,640	59,729
Bill Barrett Corp.* (Oil & Gas)	1,230	24,428
BioMed Realty Trust, Inc. (REIT)	4,920	110,749
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	615	73,646
Black Hills Corp. (Electric)	1,230	57,675
Bob Evans Farms, Inc. (Retail)	820	35,539
BRE Properties, Inc. - Class A (REIT)	2,050	103,484
Brinker International, Inc. (Retail)	1,845	71,771
Broadridge Financial Solutions, Inc. (Software)	3,280	82,590
Brown & Brown, Inc. (Insurance)	3,280	101,647
Cabela’s, Inc.* (Retail)	1,230	78,966
Cabot Corp. (Chemicals)	1,640	61,598
Cadence Design Systems, Inc.* (Computers)	7,585	104,673
Camden Property Trust (REIT)	2,255	163,127
CARBO Ceramics, Inc. (Oil & Gas Services)	615	43,450
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,640	106,386
Carpenter Technology Corp. (Iron/Steel)	1,230	55,301
Carter’s, Inc.* (Apparel)	1,435	93,835
Cathay Bancorp, Inc. (Banks)	2,050	40,406
CBOE Holdings, Inc. (Diversified Financial Services)	2,460	92,324
Charles River Laboratories International, Inc.* (Biotechnology)	1,230	53,493
Chico’s FAS, Inc. (Retail)	4,510	82,398
Church & Dwight, Inc. (Household Products/Wares)	3,690	235,754
Ciena Corp.* (Telecommunications)	2,665	39,868
Cimarex Energy Co. (Oil & Gas)	2,255	165,020
Cinemark Holdings, Inc. (Entertainment)	2,870	88,654
City National Corp. (Banks)	1,230	70,393
Clarcor, Inc. (Miscellaneous Manufacturing)	1,435	74,190
Clean Harbors, Inc.* (Environmental Control)	1,435	81,752
Cleco Corp. (Electric)	1,640	81,213
Commerce Bancshares, Inc. (Banks)	2,050	82,226
Commercial Metals Co. (Iron/Steel)	3,075	44,957
Community Health Systems, Inc. (Healthcare - Services)	2,460	112,102
CommVault Systems, Inc.* (Software)	1,230	90,454
Compass Minerals International, Inc. (Mining)	820	70,963
Compuware Corp.* (Software)	5,740	68,880
Concur Technologies, Inc.* (Software)	1,230	89,925
Convergys Corp. (Commercial Services)	2,870	48,847

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Con-way, Inc. (Transportation)	1,435	$48,503
Copart, Inc.* (Retail)	2,870	101,168
CoreLogic, Inc.* (Commercial Services)	2,665	72,701
Corporate Office Properties Trust (REIT)	2,255	65,372
Corrections Corp. of America (REIT)	2,665	96,473
Covance, Inc.* (Healthcare - Services)	1,435	106,994
Crane Co. (Miscellaneous Manufacturing)	1,230	66,211
Cree, Inc.* (Semiconductors)	3,075	173,953
Cullen/Frost Bankers, Inc. (Banks)	1,640	99,071
Cypress Semiconductor Corp. (Semiconductors)	3,690	37,232
Cytec Industries, Inc. (Chemicals)	1,230	89,618
Deckers Outdoor Corp.* (Apparel)	1,025	56,498
Deluxe Corp. (Commercial Services)	1,435	54,731
DeVry, Inc. (Commercial Services)	1,640	45,936
Dick’s Sporting Goods, Inc. (Retail)	2,665	128,187
Diebold, Inc. (Computers)	1,640	48,036
Domtar Corp. (Forest Products & Paper)	1,025	71,248
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,690	134,241
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	2,050	39,524
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,050	114,001
Dril-Quip, Inc.* (Oil & Gas Services)	1,025	85,803
DST Systems, Inc. (Computers)	820	56,703
Duke Realty Corp. (REIT)	8,815	155,497
Eagle Materials, Inc. (Building Materials)	1,230	83,333
East West Bancorp, Inc. (Banks)	3,895	94,765
Eaton Vance Corp. (Diversified Financial Services)	3,075	122,631
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,075	112,668
Energen Corp. (Oil & Gas)	2,050	97,211
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,640	158,408
Equinix, Inc.* (Internet)	1,230	263,343
Equity One, Inc. (REIT)	1,640	41,804
Essex Property Trust, Inc. (REIT)	1,025	160,976
Esterline Technologies Corp.* (Aerospace/Defense)	820	61,533
Everest Re Group, Ltd. (Insurance)	1,435	193,710
Exelis, Inc. (Aerospace/Defense)	5,125	57,246
Extra Space Storage, Inc. (REIT)	2,870	125,075
FactSet Research Systems, Inc. (Media)	1,025	96,422
Fair Isaac Corp. (Software)	1,025	47,745
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,485	44,957
Federal Realty Investment Trust (REIT)	1,845	215,883
Federated Investors, Inc. - Class B (Diversified Financial Services)	2,460	56,482
Fidelity National Title Group, Inc. - Class A (Insurance)	5,945	159,623
First American Financial Corp. (Insurance)	2,870	76,830
First Niagara Financial Group, Inc. (Savings & Loans)	9,635	91,629
FirstMerit Corp. (Banks)	4,510	77,256
Flowers Foods, Inc. (Food)	3,075	101,290
Foot Locker, Inc. (Retail)	4,100	142,967
Forest Oil Corp.* (Oil & Gas)	3,280	13,743
Fortune Brands Home & Security, Inc.* (Building Materials)	4,510	164,119
FTI Consulting, Inc.* (Commercial Services)	1,025	33,948
Fulton Financial Corp. (Banks)	5,330	58,950
Gardner Denver, Inc. (Machinery - Diversified)	1,435	107,754
Gartner Group, Inc.* (Commercial Services)	2,460	142,311
GATX Corp. (Trucking & Leasing)	1,230	62,669
General Cable Corp.* (Electrical Components & Equipment)	1,435	49,479
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,435	122,262
Gentex Corp. (Electronics)	3,895	87,638
Global Payments, Inc. (Commercial Services)	2,050	95,120
Graco, Inc. (Machinery - Diversified)	1,640	99,269
Granite Construction, Inc. (Engineering & Construction)	1,025	28,362
Great Plains Energy, Inc. (Electric)	4,100	98,933
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,280	188,272
Greenhill & Co., Inc. (Diversified Financial Services)	615	28,407
Greif, Inc. - Class A (Packaging & Containers)	820	39,499
GUESS?, Inc. (Retail)	1,640	45,395
Hancock Holding Co. (Banks)	2,255	61,494
Hanesbrands, Inc.* (Apparel)	2,665	133,676
Hanover Insurance Group, Inc. (Insurance)	1,230	62,029
Harris Teeter Supermarkets, Inc. (Food)	1,435	59,969
Harsco Corp. (Miscellaneous Manufacturing)	2,255	49,227
Hawaiian Electric Industries, Inc. (Electric)	2,665	75,420
HCC Insurance Holdings, Inc. (Insurance)	2,665	113,529
Health Management Associates, Inc.* - Class A (Healthcare - Services)	6,970	80,085
Health Net, Inc.* (Healthcare - Services)	2,255	66,297
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,665	61,402
Henry Schein, Inc.* (Healthcare - Products)	2,460	222,383
Herman Miller, Inc. (Office Furnishings)	1,640	41,148
Highwoods Properties, Inc. (REIT)	2,255	92,523
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,640	55,875
Hillshire Brands Co. (Food)	3,280	117,785
HMS Holdings Corp.* (Commercial Services)	2,460	62,017
HNI Corp. (Office Furnishings)	1,230	42,349
HollyFrontier Corp. (Oil & Gas)	5,535	273,705
Hologic, Inc.* (Healthcare - Products)	7,380	150,331

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Home Properties, Inc. (REIT)	1,435	$92,500
Hospitality Properties Trust (REIT)	3,690	108,523
HSN, Inc. (Retail)	1,025	53,895
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,435	137,703
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,435	75,912
IDACORP, Inc. (Electric)	1,435	70,616
IDEX Corp. (Machinery - Diversified)	2,255	117,328
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,435	126,223
Informatica Corp.* (Software)	2,870	94,509
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	4,100	73,021
Ingredion, Inc. (Food)	2,050	147,620
Integrated Device Technology, Inc.* (Semiconductors)	3,895	27,693
InterDigital, Inc. (Telecommunications)	1,025	45,520
International Bancshares Corp. (Banks)	1,435	27,839
International Rectifier Corp.* (Semiconductors)	1,845	39,132
International Speedway Corp. - Class A (Entertainment)	615	20,215
Intersil Corp. - Class A (Semiconductors)	3,485	27,044
Intrepid Potash, Inc. (Chemicals)	1,435	26,418
Itron, Inc.* (Electronics)	1,025	40,641
ITT Corp. (Miscellaneous Manufacturing)	2,460	67,896
J.B. Hunt Transport Services, Inc. (Transportation)	2,460	174,832
Jack Henry & Associates, Inc. (Computers)	2,255	104,632
Janus Capital Group, Inc. (Diversified Financial Services)	5,125	45,715
Jarden Corp.* (Household Products/Wares)	3,075	138,405
JetBlue Airways Corp.* (Airlines)	6,150	42,374
John Wiley & Sons, Inc. (Media)	1,230	46,948
Jones Lang LaSalle, Inc. (Real Estate)	1,230	121,795
Kansas City Southern Industries, Inc. (Transportation)	3,075	335,389
KB Home (Home Builders)	2,255	50,828
KBR, Inc. (Engineering & Construction)	4,100	123,328
Kemper Corp. (Insurance)	1,435	45,719
Kennametal, Inc. (Hand/Machine Tools)	2,255	90,177
Kilroy Realty Corp. (REIT)	2,050	116,010
Kirby Corp.* (Transportation)	1,640	122,820
Lamar Advertising Co.* - Class A (Advertising)	1,435	67,187
Lancaster Colony Corp. (Food)	615	48,542
Landstar System, Inc. (Transportation)	1,230	67,232
Lender Processing Services, Inc. (Commercial Services)	2,255	62,554
Lennox International, Inc. (Building Materials)	1,230	76,260
Lexmark International, Inc. - Class A (Computers)	1,640	49,708
Liberty Property Trust (REIT)	3,280	141,007
Life Time Fitness, Inc.* (Leisure Time)	1,025	47,335
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,230	59,040
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,255	118,974
LKQ Corp.* (Distribution/Wholesale)	8,200	197,456
Louisiana-Pacific Corp.* (Building Materials)	3,690	66,863
M.D.C. Holdings, Inc. (Home Builders)	1,025	38,540
Mack-Cali Realty Corp. (REIT)	2,255	62,621
Manpower, Inc. (Commercial Services)	2,050	108,978
ManTech International Corp. - Class A (Software)	615	16,414
Martin Marietta Materials (Building Materials)	1,230	124,217
Masimo Corp. (Healthcare - Products)	1,435	28,786
Matson, Inc. (Transportation)	1,230	28,954
Matthews International Corp. - Class A (Commercial Services)	820	30,184
MDU Resources Group, Inc. (Electric)	5,125	127,869
Mednax, Inc.* (Healthcare - Services)	1,435	127,328
MEMC Electronic Materials, Inc.* (Semiconductors)	6,355	34,317
Mentor Graphics Corp. (Computers)	2,665	48,663
Mercury General Corp. (Insurance)	1,025	46,853
Meredith Corp. (Media)	1,025	39,791
Mettler Toledo International, Inc.* (Electronics)	820	171,347
Micros Systems, Inc.* (Computers)	2,255	95,635
Mine Safety Appliances Co. (Environmental Control)	820	39,360
Minerals Technologies, Inc. (Chemicals)	1,025	41,646
Mohawk Industries, Inc.* (Textiles)	1,640	181,843
Monster Worldwide, Inc.* (Commercial Services)	3,280	14,366
MSC Industrial Direct Co. - Class A (Retail)	1,230	96,924
MSCI, Inc.* - Class A (Software)	3,280	111,848
National Fuel Gas Co. (Electric)	2,255	141,434
National Instruments Corp. (Electronics)	2,665	72,834
National Retail Properties, Inc. (REIT)	3,075	122,016
NCR Corp.* (Computers)	4,510	122,988
NeuStar, Inc.* - Class A (Telecommunications)	1,845	80,940
New York Community Bancorp (Savings & Loans)	11,890	161,110
NewMarket Corp. (Chemicals)	205	55,084
Nordson Corp. (Machinery - Diversified)	1,640	113,964
Northern Oil & Gas, Inc.* (Oil & Gas)	1,640	21,140
NV Energy, Inc. (Electric)	6,355	137,459
NVR, Inc.* (Home Builders)	205	211,149
Oceaneering International, Inc. (Oil & Gas Services)	2,870	201,387
Office Depot, Inc.* (Retail)	7,790	30,069
OGE Energy Corp. (Electric)	2,665	193,025
Oil States International, Inc.* (Oil & Gas Services)	1,435	128,231
Old Republic International Corp. (Insurance)	6,560	88,560

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Olin Corp. (Chemicals)	2,255	$54,503
OMEGA Healthcare Investors, Inc. (REIT)	3,075	101,075
Omnicare, Inc. (Pharmaceuticals)	2,870	125,620
Oshkosh Truck Corp.* (Auto Manufacturers)	2,460	96,580
Owens & Minor, Inc. (Distribution/Wholesale)	1,640	53,415
Packaging Corp. of America (Packaging & Containers)	2,665	126,747
Panera Bread Co.* - Class A (Retail)	820	145,329
Patterson-UTI Energy, Inc. (Oil & Gas)	3,895	82,146
Plains Exploration & Production Co.* (Oil & Gas)	3,485	157,522
Plantronics, Inc. (Telecommunications)	1,230	53,899
PNM Resources, Inc. (Electric)	2,255	54,143
Polaris Industries, Inc. (Leisure Time)	1,640	141,351
Polycom, Inc.* (Telecommunications)	4,715	49,508
Post Holdings, Inc.* (Food)	820	35,908
Potlatch Corp. (REIT)	1,025	48,534
Primerica, Inc. (Insurance)	1,230	41,771
Prosperity Bancshares, Inc. (Banks)	1,230	56,506
Protective Life Corp. (Insurance)	2,050	78,023
PTC, Inc.* (Software)	3,280	78,753
QLogic Corp.* (Semiconductors)	2,460	26,716
Questar Corp. (Gas)	4,715	119,714
Quicksilver Resources, Inc.* (Oil & Gas)	3,280	8,266
R.R. Donnelley & Sons Co. (Commercial Services)	4,920	60,565
Rackspace Hosting, Inc.* (Internet)	3,075	148,215
Raymond James Financial Corp. (Diversified Financial Services)	3,075	127,367
Rayonier, Inc. (REIT)	3,485	207,079
Realty Income Corp. (REIT)	5,330	271,669
Regal-Beloit Corp. (Hand/Machine Tools)	1,230	96,703
Regency Centers Corp. (REIT)	2,460	138,400
Regis Corp. (Retail)	1,640	30,750
Reinsurance Group of America, Inc. (Insurance)	2,050	128,228
Reliance Steel & Aluminum Co. (Iron/Steel)	2,050	133,393
Rent-A-Center, Inc. (Commercial Services)	1,640	57,285
ResMed, Inc. (Healthcare - Products)	3,895	187,037
RF Micro Devices, Inc.* (Telecommunications)	7,585	42,552
Riverbed Technology, Inc.* (Computers)	4,510	67,019
Rock-Tenn Co. - Class A (Packaging & Containers)	2,050	205,287
Rollins, Inc. (Commercial Services)	1,845	44,870
Rosetta Resources, Inc.* (Oil & Gas)	1,435	61,576
Rovi Corp.* (Semiconductors)	2,870	67,129
Royal Gold, Inc. (Mining)	1,845	102,545
RPM, Inc. (Chemicals)	3,690	119,556
Saks, Inc.* (Retail)	2,665	30,781
Scholastic Corp. (Media)	820	22,509
Scientific Games Corp.* - Class A (Entertainment)	1,435	12,743
SEI Investments Co. (Commercial Services)	3,690	105,755
Semtech Corp.* (Semiconductors)	1,845	59,169
Senior Housing Properties Trust (REIT)	5,125	145,704
Sensient Technologies Corp. (Chemicals)	1,435	56,467
Service Corp. International (Commercial Services)	5,740	96,891
Signature Bank* (Banks)	1,230	88,080
Signet Jewelers, Ltd. (Retail)	2,255	154,986
Silgan Holdings, Inc. (Packaging & Containers)	1,230	58,880
Silicon Laboratories, Inc.* (Semiconductors)	1,025	40,703
Skyworks Solutions, Inc.* (Semiconductors)	5,125	113,109
SL Green Realty Corp. (REIT)	2,460	223,121
SM Energy Co. (Oil & Gas)	1,845	112,545
Smithfield Foods, Inc.* (Food)	3,485	89,215
Solarwinds, Inc.* (Software)	1,640	83,394
Solera Holdings, Inc. (Software)	1,845	106,235
Sonoco Products Co. (Packaging & Containers)	2,665	93,382
Sotheby’s - Class A (Commercial Services)	1,845	65,461
SPX Corp. (Miscellaneous Manufacturing)	1,230	91,647
StanCorp Financial Group, Inc. (Insurance)	1,230	53,111
Steel Dynamics, Inc. (Iron/Steel)	5,945	89,413
STERIS Corp. (Healthcare - Products)	1,640	68,208
Strayer Education, Inc. (Commercial Services)	410	19,418
Superior Energy Services, Inc.* (Oil & Gas Services)	4,305	118,774
SUPERVALU, Inc. (Food)	5,740	33,522
SVB Financial Group* (Banks)	1,230	87,465
Synopsys, Inc.* (Computers)	4,100	145,836
Synovus Financial Corp. (Banks)	21,320	57,351
Taubman Centers, Inc. (REIT)	1,640	140,236
TCF Financial Corp. (Banks)	4,510	65,621
Tech Data Corp.* (Electronics)	1,025	47,898
Techne Corp. (Healthcare - Products)	1,025	65,744
Teleflex, Inc. (Healthcare - Products)	1,025	80,083
Telephone & Data Systems, Inc. (Telecommunications)	2,665	59,803
Tellabs, Inc. (Telecommunications)	9,020	18,671
Tempur-Pedic International, Inc.* (Home Furnishings)	1,640	79,540
Terex Corp.* (Machinery - Construction & Mining)	3,075	87,945
The Brink’s Co. (Commercial Services)	1,230	32,607
The Cheesecake Factory, Inc. (Retail)	1,230	48,979
The Cooper Cos., Inc. (Healthcare - Products)	1,230	135,792
The Corporate Executive Board Co. (Commercial Services)	820	46,215
The Macerich Co. (REIT)	3,690	258,484
The New York Times Co.* - Class A (Media)	3,280	29,061

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,025	$46,484
The Timken Co. (Metal Fabricate/Hardware)	2,255	118,545
The Valspar Corp. (Chemicals)	2,255	143,914
The Wendy’s Co. (Retail)	7,585	43,159
Thor Industries, Inc. (Home Builders)	1,230	45,621
Thoratec Corp.* (Healthcare - Products)	1,640	59,368
Tibco Software, Inc.* (Internet)	4,305	83,560
Tidewater, Inc. (Transportation)	1,435	75,266
Toll Brothers, Inc.* (Home Builders)	4,100	140,671
Tootsie Roll Industries, Inc. (Food)	629	19,644
Towers Watson & Co. - Class A (Commercial Services)	1,435	104,640
Tractor Supply Co. (Retail)	1,845	197,728
Trimble Navigation, Ltd.* (Electronics)	6,970	200,318
Trinity Industries, Inc. (Miscellaneous Manufacturing)	2,050	86,531
Triumph Group, Inc. (Aerospace/Defense)	1,435	114,657
Trustmark Corp. (Banks)	1,845	45,295
Tupperware Corp. (Household Products/Wares)	1,435	115,231
tw telecom, Inc.* (Telecommunications)	4,100	111,028
UDR, Inc. (REIT)	6,765	166,284
UGI Corp. (Gas)	3,075	126,013
Under Armour, Inc.* - Class A (Apparel)	2,050	117,014
Unit Corp.* (Oil & Gas)	1,230	51,697
United Natural Foods, Inc.* (Food)	1,435	71,664
United Rentals, Inc.* (Commercial Services)	2,460	129,422
United Therapeutics Corp.* (Biotechnology)	1,230	82,139
Universal Corp. (Agriculture)	615	35,393
Universal Health Services, Inc. - Class B (Healthcare - Services)	2,460	163,811
URS Corp. (Engineering & Construction)	2,050	90,036
UTI Worldwide, Inc. (Transportation)	2,870	42,160
Valassis Communications, Inc. (Commercial Services)	1,025	26,271
Valley National Bancorp (Banks)	5,330	47,917
Valmont Industries, Inc. (Metal Fabricate/Hardware)	615	89,624
ValueClick, Inc.* (Internet)	1,845	56,937
VCA Antech, Inc.* (Pharmaceuticals)	2,460	59,286
Vectren Corp. (Gas)	2,255	84,698
VeriFone Systems, Inc.* (Software)	2,870	61,648
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,945	456,695
Vishay Intertechnology, Inc.* (Electronics)	3,690	51,808
W.R. Berkley Corp. (Insurance)	3,075	133,517
Wabtec Corp. (Machinery - Diversified)	1,230	129,076
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,255	96,672
Washington Federal, Inc. (Savings & Loans)	2,870	49,278
Waste Connections, Inc. (Environmental Control)	3,280	124,476
Watsco, Inc. (Distribution/Wholesale)	820	69,192
Webster Financial Corp. (Banks)	2,255	52,699
Weingarten Realty Investors (REIT)	3,075	104,765
WellCare Health Plans, Inc.* (Healthcare - Services)	1,230	71,721
Werner Enterprises, Inc. (Transportation)	1,230	28,241
Westamerica Bancorp (Banks)	820	35,580
Westar Energy, Inc. (Electric)	3,485	121,836
WEX, Inc.* (Commercial Services)	1,025	77,675
WGL Holdings, Inc. (Gas)	1,435	66,326
Williams-Sonoma, Inc. (Retail)	2,255	121,048
WMS Industries, Inc.* (Leisure Time)	1,435	36,420
Woodward, Inc. (Electronics)	1,640	59,024
World Fuel Services Corp. (Retail)	2,050	83,128
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,435	46,178
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	1,435	66,943
TOTAL COMMON STOCKS (Cost $25,515,056)		36,442,227

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.9%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $20,588,045	$20,588,000	$20,588,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,588,000)		20,588,000

TOTAL INVESTMENT SECURITIES (Cost $46,103,056) - 96.8%		57,030,227
Net other assets (liabilities) - 3.2%		1,914,173

NET ASSETS - 100.0%		$58,944,400

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $9,837,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini S&P MidCap 400 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $7,527,650)	65	$237,125

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$27,039,523	$220,509
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	3,897,493	32,829
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	23,415,534	205,824
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	19,341,913	157,761
		$616,923

UltraMid-Cap ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$67,187	0.1%
Aerospace/Defense	474,474	0.8%
Agriculture	35,393	0.1%
Airlines	156,099	0.3%
Apparel	401,023	0.7%
Auto Manufacturers	96,580	0.2%
Banks	1,308,011	2.2%
Beverages	188,272	0.3%
Biotechnology	665,973	1.1%
Building Materials	514,792	0.9%
Chemicals	974,159	1.7%
Coal	71,951	0.1%
Commercial Services	1,938,228	3.4%
Computers	843,893	1.4%
Distribution/Wholesale	505,674	0.9%
Diversified Financial Services	792,998	1.3%
Electric	1,324,165	2.2%
Electrical Components & Equipment	702,388	1.2%
Electronics	852,356	1.4%
Engineering & Construction	325,157	0.6%
Entertainment	215,748	0.4%
Environmental Control	245,588	0.4%
Food	725,159	1.2%
Forest Products & Paper	71,248	0.1%
Gas	505,901	0.9%
Hand/Machine Tools	305,854	0.5%
Healthcare - Products	1,179,830	2.0%
Healthcare - Services	787,378	1.3%
Home Builders	486,809	0.8%
Home Furnishings	79,540	0.1%
Household Products/Wares	535,874	0.9%
Insurance	1,801,936	3.1%
Internet	631,267	1.1%
Investment Companies	48,763	0.1%
Iron/Steel	323,064	0.5%
Leisure Time	225,106	0.4%
Machinery - Construction & Mining	87,945	0.1%
Machinery - Diversified	776,244	1.3%
Media	338,067	0.6%
Metal Fabricate/Hardware	254,347	0.4%
Mining	173,508	0.3%
Miscellaneous Manufacturing	779,834	1.3%
Office Furnishings	83,497	0.1%
Oil & Gas	1,149,441	2.0%
Oil & Gas Services	753,048	1.3%
Packaging & Containers	523,795	0.9%
Pharmaceuticals	297,574	0.5%
Real Estate	163,689	0.3%
REIT	4,026,451	6.9%
Retail	2,199,986	3.8%
Savings & Loans	323,642	0.5%
Semiconductors	768,082	1.3%
Shipbuilding	75,912	0.1%
Software	1,309,339	2.2%
Telecommunications	536,229	0.9%
Textiles	181,843	0.3%
Transportation	1,045,659	1.8%
Trucking & Leasing	62,669	0.1%
Water	123,588	0.2%
Other**	22,502,173	38.1%
Total	$58,944,400	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (69.8%)
3D Systems Corp.* (Computers)	1,125	$43,020
8x8, Inc.* (Telecommunications)	2,250	16,268
AAR Corp. (Aerospace/Defense)	1,125	20,093
Abaxis, Inc. (Healthcare - Products)	375	16,009
ABIOMED, Inc.* (Healthcare - Products)	625	11,544
ABM Industries, Inc. (Commercial Services)	1,625	36,644
Acacia Research Corp.* (Commercial Services)	1,000	23,819
Acadia Healthcare Co., Inc.* (Healthcare - Services)	625	19,719
Acadia Realty Trust (REIT)	875	24,981
Acco Brands Corp.* (Household Products/Wares)	2,750	18,563
Accretive Health, Inc.* (Commercial Services)	1,375	14,493
Accuray, Inc.* (Healthcare - Products)	1,750	7,700
Accuride Corp.* (Auto Parts & Equipment)	1,750	8,995
Achillion Pharmaceuticals, Inc.* (Pharmaceuticals)	1,375	10,368
ACI Worldwide, Inc.* (Software)	625	29,381
Acorda Therapeutics, Inc.* (Biotechnology)	750	29,678
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,500	46,950
Acuity Brands, Inc. (Electrical Components & Equipment)	750	54,720
Acxiom Corp.* (Software)	1,750	34,808
ADTRAN, Inc. (Telecommunications)	1,250	26,250
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	875	14,858
Advent Software, Inc.* (Software)	500	14,520
Advisory Board Co.* (Commercial Services)	625	30,719
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	750	31,529
Aegion Corp.* (Engineering & Construction)	625	13,163
Aeropostale, Inc.* (Retail)	1,500	21,990
Aerovironment, Inc.* (Aerospace/Defense)	625	12,100
AFC Enterprises, Inc.* (Retail)	625	19,925
Affymetrix, Inc.* (Biotechnology)	875	788
Air Methods Corp. (Healthcare - Services)	750	27,443
Aircastle, Ltd. (Diversified Financial Services)	1,625	22,685
Akorn, Inc.* (Pharmaceuticals)	1,625	24,456
Alaska Air Group, Inc.* (Airlines)	1,250	77,050
Albany International Corp. - Class A (Machinery - Diversified)	1,000	29,050
Align Technology, Inc.* (Healthcare - Products)	1,250	41,400
Alkermes PLC* (Pharmaceuticals)	2,500	76,524
Allegiant Travel Co. (Airlines)	250	22,475
ALLETE, Inc. (Electric)	1,125	57,769
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,000	23,950
Alterra Capital Holdings, Ltd. (Insurance)	1,625	52,893
Altra Holdings, Inc. (Machinery - Diversified)	625	16,656
AMCOL International Corp. (Mining)	375	11,539
Amedisys, Inc.* (Healthcare - Services)	750	7,530
American Assets Trust, Inc. (REIT)	1,125	37,980
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,375	18,384
American Equity Investment Life Holding Co. (Insurance)	2,500	38,100
American Greetings Corp. - Class A (Household Products/Wares)	750	13,830
American Public Education, Inc.* (Commercial Services)	375	12,574
American Science & Engineering, Inc. (Electronics)	250	16,120
American States Water Co. (Water)	500	27,740
American Vanguard Corp. (Chemicals)	750	21,630
Ameristar Casinos, Inc. (Lodging)	625	16,494
Amkor Technology, Inc.* (Semiconductors)	2,250	9,518
AmSurg Corp.* (Healthcare - Services)	500	16,780
AmTrust Financial Services, Inc. (Insurance)	750	23,745
Analogic Corp. (Electronics)	250	19,870
Angie’s List, Inc.* (Internet)	1,125	27,269
Anixter International, Inc. (Telecommunications)	500	35,870
ANN, Inc.* (Retail)	1,000	29,540
Annie’s, Inc.* (Food)	250	9,448
Antares Pharma, Inc.* (Pharmaceuticals)	2,875	10,896
Anworth Mortgage Asset Corp. (REIT)	2,250	14,198
Apogee Enterprises, Inc. (Building Materials)	875	22,295
Apollo Investment Corp. (Investment Companies)	3,250	28,632
Applied Industrial Technologies, Inc. (Machinery - Diversified)	1,000	42,250
Applied Micro Circuits Corp.* (Semiconductors)	2,000	14,920
Approach Resources, Inc.* (Oil & Gas)	625	14,825
Arabian American Development Co.* (Oil & Gas)	875	6,659
Arbitron, Inc. (Commercial Services)	375	17,509
Arch Coal, Inc. (Coal)	3,625	17,581
Arctic Cat, Inc.* (Leisure Time)	250	11,248
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,750	22,660
Argo Group International Holdings, Ltd. (Insurance)	500	20,725
Arkansas Best Corp. (Transportation)	875	9,196
Arlington Asset Investment Corp. - Class A (Investment Companies)	625	16,931
Array BioPharma, Inc.* (Pharmaceuticals)	3,000	17,850
ARRIS Group, Inc.* (Telecommunications)	2,750	45,402
ArthroCare Corp.* (Healthcare - Products)	500	17,325
Aruba Networks, Inc.* (Telecommunications)	1,875	42,168
Asbury Automotive Group, Inc.* (Retail)	625	25,056
Ashford Hospitality Trust (REIT)	1,500	19,320
Aspen Technology, Inc.* (Software)	1,750	53,340
Assisted Living Concepts, Inc. - Class A (Healthcare - Services)	750	8,940

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Associated Estates Realty Corp. (REIT)	1,500	$26,805
Astec Industries, Inc. (Machinery - Construction & Mining)	500	16,415
Astex Pharmaceuticals, Inc.* (Biotechnology)	5,375	36,979
Astoria Financial Corp. (Savings & Loans)	2,375	22,776
athenahealth, Inc.* (Software)	500	48,129
Atlantic Power Corp. (Electric)	1,750	8,225
Atlantic Tele-Network, Inc. (Telecommunications)	375	19,039
Atlas Air Worldwide Holdings, Inc.* (Transportation)	500	18,700
ATMI, Inc.* (Semiconductors)	625	13,594
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	750	11,198
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	4,000	12,760
Aveo Phamaceuticals, Inc.* (Commercial Services)	1,000	5,110
Avis Budget Group, Inc.* (Commercial Services)	1,875	54,074
Avista Corp. (Electric)	1,125	31,556
Axiall Corp. (Chemicals)	625	32,781
B&G Foods, Inc. - Class A (Food)	1,000	30,860
Badger Meter, Inc. (Electronics)	250	10,920
Balchem Corp. (Chemicals)	500	21,670
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Banks)	625	14,181
BancorpSouth, Inc. (Banks)	2,375	38,000
Bank of the Ozarks, Inc. (Banks)	625	25,581
Bankrate, Inc.* (Internet)	1,250	16,850
Banner Corp. (Banks)	500	16,335
Barnes & Noble, Inc.* (Retail)	625	11,331
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,125	31,241
BBCN Bancorp, Inc. (Banks)	2,375	30,589
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	750	28,598
bebe Stores, Inc. (Retail)	2,000	11,320
Belden, Inc. (Electrical Components & Equipment)	875	43,243
Benchmark Electronics, Inc.* (Electronics)	1,750	31,220
Berry Petroleum Co. - Class A (Oil & Gas)	1,000	47,910
BGC Partners, Inc. - Class A (Diversified Financial Services)	2,125	12,155
Bill Barrett Corp.* (Oil & Gas)	1,000	19,860
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	500	12,750
BioScrip, Inc.* (Pharmaceuticals)	1,375	19,058
BJ’s Restaurants, Inc.* (Retail)	375	12,863
Black Box Corp. (Telecommunications)	375	8,145
Black Hills Corp. (Electric)	1,500	70,334
Blackbaud, Inc. (Software)	625	18,319
BlackRock Kelso Capital Corp. (Investment Companies)	1,250	12,438
Blount International, Inc.* (Miscellaneous Manufacturing)	1,625	22,571
Blucora, Inc.* (Internet)	750	11,078
Blyth, Inc. (Household Products/Wares)	250	4,120
Bob Evans Farms, Inc. (Retail)	375	16,253
Boise, Inc. (Forest Products & Paper)	1,750	13,983
Boston Beer Co., Inc.* - Class A (Beverages)	125	21,165
Boston Private Financial Holdings, Inc. (Banks)	1,375	13,255
Bottomline Technologies, Inc.* (Software)	875	22,925
Boulder Brands, Inc.* (Food)	1,500	13,515
Boyd Gaming Corp.* (Lodging)	1,750	21,000
Brady Corp. - Class A (Electronics)	1,250	42,350
Bridgepoint Education, Inc.* (Commercial Services)	875	9,433
Briggs & Stratton Corp. (Machinery - Diversified)	1,500	33,735
Bristow Group, Inc. (Transportation)	625	39,500
BroadSoft, Inc.* (Internet)	500	12,780
Brookline Bancorp, Inc. (Savings & Loans)	1,875	15,750
Brooks Automation, Inc. (Semiconductors)	1,250	12,150
Brown Shoe Co., Inc. (Retail)	1,000	16,910
Brunswick Corp. (Leisure Time)	1,375	43,532
Buckeye Technologies, Inc. (Forest Products & Paper)	625	23,494
Buffalo Wild Wings, Inc.* (Retail)	375	33,750
C&J Energy Services, Inc.* (Oil & Gas Services)	1,000	19,790
Cabela’s, Inc.* (Retail)	1,000	64,199
Cabot Microelectronics Corp.* (Semiconductors)	500	16,755
CACI International, Inc.* - Class A (Computers)	500	29,244
Cadence Pharmaceuticals, Inc.* (Pharmaceuticals)	2,625	18,585
Caesars Entertainment Corp.* (Lodging)	1,000	15,910
Calgon Carbon Corp.* (Environmental Control)	1,625	27,690
California Water Service Group (Water)	1,500	30,075
Calix, Inc.* (Telecommunications)	1,125	9,596
Callaway Golf Co. (Leisure Time)	1,500	10,050
Cal-Maine Foods, Inc. (Food)	250	10,670
Cambrex Corp.* (Biotechnology)	1,125	14,051
Campus Crest Communities, Inc. (REIT)	1,250	17,075
Cantel Medical Corp. (Healthcare - Products)	500	15,805
Capstead Mortgage Corp. (REIT)	1,875	24,900
Cardtronics, Inc.* (Commercial Services)	750	21,008
Career Education Corp.* (Commercial Services)	2,125	4,654
Carrizo Oil & Gas, Inc.* (Oil & Gas)	750	18,165
Casey’s General Stores, Inc. (Retail)	750	43,433
Cash America International, Inc. (Retail)	625	27,269
Cathay Bancorp, Inc. (Banks)	2,750	54,202
Cavium, Inc.* (Semiconductors)	1,000	31,449
Cbeyond, Inc.* (Telecommunications)	1,500	13,170
CBIZ, Inc.* (Commercial Services)	1,625	10,546

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CEC Entertainment, Inc. (Retail)	375	$12,514
Cedar Realty Trust, Inc. (REIT)	2,375	15,224
Centene Corp.* (Healthcare - Services)	875	40,425
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,500	13,200
Central Pacific Financial Corp.* (Banks)	1,125	18,945
Century Aluminum Co.* (Mining)	2,000	16,320
Cepheid, Inc.* (Healthcare - Products)	1,250	47,662
CEVA, Inc.* (Semiconductors)	625	9,538
CH Energy Group, Inc. (Electric)	250	16,243
Chart Industries, Inc.* (Machinery - Diversified)	500	42,404
Checkpoint Systems, Inc.* (Electronics)	1,250	14,463
Chemed Corp. (Commercial Services)	250	20,405
Chemtura Corp.* (Chemicals)	2,000	42,520
Chesapeake Lodging Trust (REIT)	750	17,745
CIBER, Inc.* (Computers)	2,125	9,053
Ciena Corp.* (Telecommunications)	1,500	22,440
Cincinnati Bell, Inc.* (Telecommunications)	3,125	11,000
CIRCOR International, Inc. (Metal Fabricate/Hardware)	500	23,665
Cirrus Logic, Inc.* (Semiconductors)	1,000	19,310
City Holding Co. (Banks)	250	9,545
Clarcor, Inc. (Miscellaneous Manufacturing)	1,000	51,700
Clayton Williams Energy, Inc.* (Oil & Gas)	375	14,475
Clean Energy Fuels Corp.* (Energy - Alternate Sources)	1,250	16,488
Clearwater Paper Corp.* (Forest Products & Paper)	375	17,258
Cleco Corp. (Electric)	1,000	49,520
Cloud Peak Energy, Inc.* (Coal)	1,375	26,867
Clovis Oncology, Inc.* (Pharmaceuticals)	375	14,033
CNO Financial Group, Inc. (Insurance)	4,000	45,280
Coeur d’Alene Mines Corp.* (Mining)	1,875	28,575
Cogent Communications Group, Inc. (Internet)	875	25,060
Cognex Corp. (Machinery - Diversified)	875	34,738
Cohen & Steers, Inc. (Diversified Financial Services)	375	14,816
Coherent, Inc. (Electronics)	500	27,965
Coinstar, Inc.* (Retail)	500	26,405
Colonial Properties Trust (REIT)	1,500	34,815
Colony Financial, Inc. (REIT)	1,750	39,025
Columbia Banking System, Inc. (Banks)	1,125	24,154
Columbia Sportswear Co. (Apparel)	375	21,975
Community Bank System, Inc. (Banks)	1,250	35,800
Community Trust Bancorp, Inc. (Banks)	250	8,655
CommVault Systems, Inc.* (Software)	750	55,154
comScore, Inc.* (Internet)	750	12,128
Comstock Resources, Inc.* (Oil & Gas)	1,000	15,660
Conceptus, Inc.* (Healthcare - Products)	500	15,505
CONMED Corp. (Healthcare - Products)	500	15,665
Consolidated Communications Holdings, Inc. (Telecommunications)	1,125	20,733
Constant Contact, Inc.* (Internet)	500	7,305
Convergys Corp. (Commercial Services)	2,750	46,804
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,125	28,001
Cornerstone OnDemand, Inc.* (Software)	875	31,745
CoStar Group, Inc.* (Commercial Services)	375	40,654
Cousins Properties, Inc. (REIT)	1,875	20,475
Cracker Barrel Old Country Store, Inc. (Retail)	375	31,028
Cray, Inc.* (Computers)	875	18,515
Credit Acceptance Corp.* (Diversified Financial Services)	125	12,541
Crocs, Inc.* (Apparel)	1,625	26,033
CSG Systems International, Inc.* (Software)	1,000	21,610
CubeSmart (REIT)	2,000	35,140
Cubic Corp. (Aerospace/Defense)	500	21,485
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,125	51,659
Curis, Inc.* (Biotechnology)	2,250	8,438
Curtiss-Wright Corp. (Aerospace/Defense)	1,000	32,840
CVB Financial Corp. (Banks)	2,500	27,175
CVR Energy, Inc. (Oil & Gas)	500	24,635
Cyberonics, Inc.* (Healthcare - Products)	375	16,283
Cymer, Inc.* (Electronics)	500	52,379
Dana Holding Corp. (Auto Parts & Equipment)	2,000	34,500
Darling International, Inc.* (Environmental Control)	2,625	48,589
DCT Industrial Trust, Inc. (REIT)	3,000	23,490
DealerTrack Holdings, Inc.* (Internet)	750	20,888
Delek US Holdings, Inc. (Oil & Gas)	625	22,556
Deltic Timber Corp. (Forest Products & Paper)	125	7,810
Deluxe Corp. (Commercial Services)	1,500	57,209
Demand Media, Inc.* (Media)	1,375	11,908
Dendreon Corp.* (Biotechnology)	2,750	12,953
DepoMed, Inc.* (Pharmaceuticals)	2,125	11,709
Dexcom, Inc.* (Healthcare - Products)	1,375	22,564
DFC Global Corp.* (Commercial Services)	1,125	15,188
DiamondRock Hospitality Co. (REIT)	3,250	32,435
Dice Holdings, Inc.* (Internet)	1,250	10,550
Digital River, Inc.* (Internet)	1,000	14,480
DigitalGlobe, Inc.* (Telecommunications)	1,750	51,082
Dime Community Bancshares, Inc. (Savings & Loans)	750	10,703
DineEquity, Inc. (Retail)	250	17,810
Diodes, Inc.* (Semiconductors)	1,250	25,325
Dole Food Co., Inc.* (Food)	1,500	16,140
Domino’s Pizza, Inc. (Retail)	1,125	62,099
Dorman Products, Inc. (Auto Parts & Equipment)	625	23,588
Douglas Dynamics, Inc. (Auto Parts & Equipment)	1,000	13,990
Dril-Quip, Inc.* (Oil & Gas Services)	625	52,318
DuPont Fabros Technology, Inc. (REIT)	1,375	34,568
DXP Enterprises, Inc.* (Machinery - Diversified)	250	16,720

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dycom Industries, Inc.* (Engineering & Construction)	875	$16,905
Dynavax Technologies Corp.* (Biotechnology)	3,750	8,813
Dynex Capital, Inc. (REIT)	1,625	17,469
E.W. Scripps Co.* (Media)	1,125	15,626
Eagle Materials, Inc. (Building Materials)	750	50,812
EarthLink, Inc. (Internet)	2,000	11,380
EastGroup Properties, Inc. (REIT)	625	39,419
Ebix, Inc. (Software)	875	16,284
Echo Global Logistics, Inc.* (Transportation)	625	10,844
Education Realty Trust, Inc. (REIT)	1,875	20,606
El Paso Electric Co. (Electric)	1,500	56,190
Electronics for Imaging, Inc.* (Computers)	1,000	26,719
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	625	25,594
Ellie Mae, Inc.* (Diversified Financial Services)	625	16,263
EMCOR Group, Inc. (Engineering & Construction)	1,375	51,425
Emergent Biosolutions, Inc.* (Biotechnology)	875	13,423
Empire District Electric Co. (Electric)	1,500	34,605
Employers Holdings, Inc. (Insurance)	750	16,988
Emulex Corp.* (Semiconductors)	2,125	12,750
Encore Capital Group, Inc.* (Diversified Financial Services)	625	17,806
Encore Wire Corp. (Electrical Components & Equipment)	500	16,375
Endologix, Inc.* (Healthcare - Products)	1,125	16,898
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,000	22,740
EnerSys* (Electrical Components & Equipment)	875	40,110
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	375	18,480
Entegris, Inc.* (Semiconductors)	3,000	28,439
Entropic Communications, Inc.* (Semiconductors)	2,250	9,540
Enzon Pharmaceuticals, Inc. (Biotechnology)	1,875	6,188
EPL Oil & Gas, Inc.* (Oil & Gas)	750	24,503
EPR Properties (REIT)	1,125	63,607
Equity One, Inc. (REIT)	2,000	50,979
ESCO Technologies, Inc. (Electronics)	375	13,489
Esterline Technologies Corp.* (Aerospace/Defense)	500	37,520
Ethan Allen Interiors, Inc. (Home Furnishings)	500	14,640
Euronet Worldwide, Inc.* (Commercial Services)	1,250	38,163
EverBank Financial Corp. (Savings & Loans)	1,750	28,000
Evercore Partners, Inc. - Class A (Diversified Financial Services)	875	33,031
Exact Sciences Corp.* (Biotechnology)	1,375	12,843
ExactTarget, Inc.* (Internet)	750	14,685
ExamWorks Group, Inc.* (Commercial Services)	875	15,838
Exelixis, Inc.* (Biotechnology)	2,625	13,624
Exlservice Holdings, Inc.* (Commercial Services)	750	24,465
Exponent, Inc. (Engineering & Construction)	250	13,175
Express, Inc.* (Retail)	1,625	29,591
Exterran Holdings, Inc.* (Oil & Gas Services)	1,375	36,328
Extreme Networks, Inc.* (Telecommunications)	2,875	9,574
EZCORP, Inc.* - Class A (Retail)	750	12,675
F.N.B. Corp. (Banks)	3,500	39,865
Fabrinet* (Miscellaneous Manufacturing)	750	10,298
Fair Isaac Corp. (Software)	500	23,290
FARO Technologies, Inc.* (Electronics)	250	9,698
FBL Financial Group, Inc. - Class A (Insurance)	500	19,655
Federal Signal Corp.* (Miscellaneous Manufacturing)	1,625	12,610
Federal-Mogul Corp.* (Auto Parts & Equipment)	1,250	9,350
FEI Co. (Electronics)	625	39,924
FelCor Lodging Trust, Inc.* (REIT)	2,125	12,708
Ferro Corp.* (Chemicals)	2,250	15,840
Fifth & Pacific Cos., Inc.* (Retail)	1,750	36,084
Fifth Street Finance Corp. (Investment Companies)	1,625	17,940
Financial Engines, Inc. (Diversified Financial Services)	750	27,278
Finisar Corp.* (Telecommunications)	1,625	20,865
First American Financial Corp. (Insurance)	2,375	63,578
First BanCorp.* (Banks)	3,625	21,424
First Cash Financial Services, Inc.* (Retail)	375	19,301
First Commonwealth Financial Corp. (Banks)	2,750	19,663
First Financial Bancorp (Banks)	1,250	19,213
First Financial Bankshares, Inc. (Banks)	500	24,705
First Industrial Realty Trust, Inc. (REIT)	2,000	35,880
First Midwest Bancorp, Inc. (Banks)	1,875	23,531
First Potomac Realty Trust (REIT)	1,625	26,000
First Solar, Inc.* (Semiconductors)	1,250	58,200
FirstMerit Corp. (Banks)	3,875	66,378
Flotek Industries, Inc.* (Oil & Gas Services)	1,125	18,045
Forest Oil Corp.* (Oil & Gas)	2,750	11,523
FormFactor, Inc.* (Semiconductors)	1,375	6,806
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,125	31,286
Forward Air Corp. (Transportation)	375	13,834
Francesca’s Holdings Corp.* (Retail)	625	17,850
Franklin Street Properties Corp. (REIT)	1,375	20,996
Fred’s, Inc. - Class A (Retail)	750	10,673
Fresh Del Monte Produce, Inc. (Food)	1,250	31,763
FTI Consulting, Inc.* (Commercial Services)	1,000	33,120

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fuller (H.B.) Co. (Chemicals)	1,250	$47,374
GasLog, Ltd. (Transportation)	1,250	16,000
Generac Holdings, Inc. (Electrical Components & Equipment)	750	26,948
Genesco, Inc.* (Retail)	500	30,775
Genesee & Wyoming, Inc.* - Class A (Transportation)	750	63,899
Genomic Health, Inc.* (Healthcare - Products)	500	15,180
Getty Realty Corp. (REIT)	750	16,058
Glacier Bancorp, Inc. (Banks)	1,500	27,675
Glatfelter (Forest Products & Paper)	1,750	41,999
Glimcher Realty Trust (REIT)	2,250	28,215
Global Cash Access Holdings, Inc.* (Commercial Services)	1,750	12,478
Global Power Equipment Group, Inc. (Machinery - Diversified)	500	8,250
Globe Specialty Metals, Inc. (Mining)	1,375	17,958
Glu Mobile, Inc.* (Software)	2,000	6,160
Gold Resource Corp. (Mining)	625	6,400
Government Properties Income Trust (REIT)	1,125	29,306
GP Strategies Corp.* (Miscellaneous Manufacturing)	500	11,025
Grand Canyon Education, Inc.* (Commercial Services)	1,125	28,766
Granite Construction, Inc. (Engineering & Construction)	1,000	27,670
Graphic Packaging Holding Co.* (Packaging & Containers)	2,875	21,620
Great Lakes Dredge & Dock Co. (Commercial Services)	1,500	10,380
Greatbatch, Inc.* (Healthcare - Products)	1,000	27,940
Green Dot Corp.* - Class A (Commercial Services)	750	11,783
Greenhill & Co., Inc. (Diversified Financial Services)	750	34,643
Group 1 Automotive, Inc. (Retail)	500	30,240
GSI Group, Inc.* (Electronics)	875	7,473
GT Advanced Technologies, Inc.* (Semiconductors)	2,250	8,843
Guidewire Software, Inc.* (Software)	500	20,040
GulfMark Offshore, Inc. - Class A (Transportation)	500	20,810
Gulfport Energy Corp.* (Oil & Gas)	1,000	52,190
H&E Equipment Services, Inc. (Commercial Services)	750	15,270
Haemonetics Corp.* (Healthcare - Products)	1,000	38,500
Halcon Resources Corp.* (Oil & Gas)	2,375	15,533
Halozyme Therapeutics, Inc.* (Biotechnology)	1,750	10,570
Hancock Holding Co. (Banks)	1,625	44,314
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	875	26,591
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,875	16,950
Harmonic, Inc.* (Telecommunications)	3,375	19,170
Harris Teeter Supermarkets, Inc. (Food)	1,000	41,789
Harvest Natural Resources, Inc.* (Oil & Gas)	1,500	4,920
Hawaiian Telcom Holdco, Inc.* (Telecommunications)	625	15,106
Headwaters, Inc.* (Building Materials)	1,875	20,363
Healthcare Realty Trust, Inc. (REIT)	1,375	41,278
Healthcare Services Group, Inc. (Commercial Services)	1,875	41,793
HealthSouth Corp.* (Healthcare - Services)	2,000	54,999
HealthStream, Inc.* (Internet)	375	8,610
Heartland Express, Inc. (Transportation)	1,875	25,444
Heartland Payment Systems, Inc. (Commercial Services)	1,000	32,890
HeartWare International, Inc.* (Healthcare - Products)	250	24,299
Hecla Mining Co. (Mining)	5,500	18,700
HEICO Corp. (Aerospace/Defense)	1,000	44,009
Helen of Troy, Ltd.* (Household Products/Wares)	500	17,440
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,125	48,959
Hercules Offshore, Inc.* (Oil & Gas)	4,625	34,086
Hercules Technology Growth Capital, Inc. (Private Equity)	1,125	14,963
Herman Miller, Inc. (Office Furnishings)	1,250	31,363
Hersha Hospitality Trust (REIT)	2,875	17,193
Hexcel Corp.* (Miscellaneous Manufacturing)	1,875	57,188
HFF, Inc. - Class A (Real Estate)	750	15,713
Hibbett Sports, Inc.* (Retail)	375	20,569
Higher One Holdings, Inc.* (Diversified Financial Services)	1,000	9,860
Highwoods Properties, Inc. (REIT)	1,125	46,158
Hillenbrand, Inc. (Miscellaneous Manufacturing)	2,000	50,260
Hilltop Holdings, Inc.* (Insurance)	1,000	13,390
Hittite Microwave Corp.* (Semiconductors)	500	28,055
HMS Holdings Corp.* (Commercial Services)	1,625	40,966
HNI Corp. (Office Furnishings)	750	25,823
Home Bancshares, Inc. (Banks)	375	14,895
Horace Mann Educators Corp. (Insurance)	1,250	28,188
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	625	28,075
HSN, Inc. (Retail)	750	39,434
Hub Group, Inc.* - Class A (Transportation)	750	27,488
Hudson Pacific Properties, Inc. (REIT)	1,375	31,364
Huron Consulting Group, Inc.* (Commercial Services)	500	20,890
IBERIABANK Corp. (Banks)	750	34,215
ICF International, Inc.* (Commercial Services)	500	13,555
Iconix Brand Group, Inc.* (Apparel)	1,250	35,812
ICU Medical, Inc.* (Healthcare - Products)	375	22,594
IDACORP, Inc. (Electric)	1,000	49,210

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Idenix Pharmaceuticals, Inc.* (Pharmaceuticals)	1,625	$6,013
iGATE Corp.* (Computers)	625	10,431
II-VI, Inc.* (Electronics)	1,375	21,271
ImmunoGen, Inc.* (Biotechnology)	1,500	24,030
Impax Laboratories, Inc.* (Pharmaceuticals)	1,500	26,250
Imperva, Inc.* (Software)	500	19,490
Infinera Corp.* (Telecommunications)	3,000	25,260
Infoblox, Inc.* (Software)	500	11,055
Inland Real Estate Corp. (REIT)	2,375	26,885
InnerWorkings, Inc.* (Software)	1,000	10,070
Innophos Holdings, Inc. (Chemicals)	375	19,241
Innospec, Inc. (Chemicals)	500	22,005
Insight Enterprises, Inc.* (Computers)	750	13,590
Insperity, Inc. (Commercial Services)	750	20,722
Insulet Corp.* (Healthcare - Products)	1,000	25,240
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	375	13,136
Integrated Device Technology, Inc.* (Semiconductors)	2,750	19,553
InterDigital, Inc. (Telecommunications)	875	38,858
Interface, Inc. (Office Furnishings)	1,750	29,295
Intermec, Inc.* (Machinery - Diversified)	2,000	19,680
InterMune, Inc.* (Biotechnology)	1,375	12,829
International Bancshares Corp. (Banks)	1,125	21,825
International Rectifier Corp.* (Semiconductors)	2,250	47,722
International Speedway Corp. - Class A (Entertainment)	875	28,761
Intersections, Inc. (Commercial Services)	625	5,975
Intersil Corp. - Class A (Semiconductors)	2,875	22,310
Interval Leisure Group, Inc. (Leisure Time)	750	14,295
Intralinks Holdings, Inc.* (Internet)	2,250	12,870
Invacare Corp. (Healthcare - Products)	1,000	13,450
InvenSense, Inc.* (Electronics)	875	8,155
Invesco Mortgage Capital, Inc. (REIT)	2,125	45,475
Investment Technology Group, Inc.* (Diversified Financial Services)	1,500	16,335
Investors Bancorp, Inc. (Savings & Loans)	2,125	42,075
ION Geophysical Corp.* (Oil & Gas Services)	2,375	14,820
IPC The Hospitalist Co.* (Healthcare - Services)	375	17,108
Iridium Communications, Inc.* (Telecommunications)	1,625	10,904
iRobot Corp.* (Machinery - Diversified)	500	14,545
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,625	24,715
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	2,375	53,175
Ixia* (Telecommunications)	1,000	16,470
J & J Snack Foods Corp. (Food)	250	18,755
j2 Global, Inc. (Computers)	1,250	50,875
Jack in the Box, Inc.* (Retail)	1,000	35,850
JAKKS Pacific, Inc. (Toys/Games/Hobbies)	1,375	15,001
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	750	43,762
JetBlue Airways Corp.* (Airlines)	3,625	24,976
Jive Software, Inc.* (Software)	500	6,795
Jos. A. Bank Clothiers, Inc.* (Retail)	375	16,380
K12, Inc.* (Commercial Services)	625	15,919
Kaiser Aluminum Corp. (Mining)	250	15,750
Kaman Corp. (Aerospace/Defense)	375	12,671
KapStone Paper & Packaging Corp. (Forest Products & Paper)	1,125	33,277
Kaydon Corp. (Metal Fabricate/Hardware)	1,125	26,820
KB Home (Home Builders)	1,125	25,358
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,250	20,787
Key Energy Services, Inc.* (Oil & Gas Services)	3,125	18,563
Keynote Systems, Inc. (Internet)	750	8,408
Knight Capital Group, Inc.* - Class A (Diversified Financial Services)	2,375	8,408
Knight Transportation, Inc. (Transportation)	2,375	37,098
Knoll, Inc. (Office Furnishings)	1,375	21,395
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,125	32,298
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	375	16,466
Korn/Ferry International* (Commercial Services)	1,500	24,825
Kraton Performance Polymers, Inc.* (Chemicals)	750	17,033
Krispy Kreme Doughnuts, Inc.* (Retail)	2,000	27,320
Laclede Group, Inc. (Gas)	500	23,355
Lakeland Bancorp, Inc. (Banks)	750	7,170
Lancaster Colony Corp. (Food)	250	19,733
LaSalle Hotel Properties (REIT)	1,625	42,135
Lattice Semiconductor Corp.* (Semiconductors)	2,875	13,369
La-Z-Boy, Inc. (Home Furnishings)	1,250	22,575
Leap Wireless International, Inc.* (Telecommunications)	1,375	7,865
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,375	12,293
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	7,000	13,860
Lexington Realty Trust (REIT)	2,375	30,424
Life Time Fitness, Inc.* (Leisure Time)	750	34,635
Ligand Phamaceuticals, Inc.* - Class B (Biotechnology)	625	17,074
Lindsay Manufacturing Co. (Machinery - Diversified)	375	28,808
Lions Gate Entertainment Corp.* (Entertainment)	1,500	37,215
Liquidity Services, Inc.* (Internet)	500	16,450
Lithia Motors, Inc. - Class A (Retail)	500	24,760
Littelfuse, Inc. (Electrical Components & Equipment)	375	26,182
Live Nation, Inc.* (Commercial Services)	2,500	31,575
LivePerson, Inc.* (Computers)	1,125	14,423
LogMeIn, Inc.* (Telecommunications)	500	11,290

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Loral Space & Communications, Inc. (Telecommunications)	250		$15,380
Louisiana-Pacific Corp.* (Building Materials)	2,000		36,240
LSB Industries, Inc.* (Miscellaneous Manufacturing)	500		16,330
LTC Properties, Inc. (REIT)	500		23,250
LTX-Credence Corp.* (Semiconductors)	1,500		8,850
Lufkin Industries, Inc. (Oil & Gas Services)	500		44,145
Lumber Liquidators Holdings, Inc.* (Retail)	500		40,979
Luminex Corp.* (Healthcare - Products)	625		10,394
M.D.C. Holdings, Inc. (Home Builders)	500		18,800
Magellan Health Services, Inc.* (Healthcare - Services)	500		25,580
magicJack VocalTec, Ltd.* (Internet)	500		8,265
Magnum Hunter Resources Corp.* (Oil & Gas)	3,750		10,200
Main Street Capital Corp. (Investment Companies)	750		22,545
MAKO Surgical Corp.* (Healthcare - Products)	625		6,619
Manhattan Associates, Inc.* (Computers)	375		26,329
MannKind Corp.* (Pharmaceuticals)	4,625		18,269
ManTech International Corp. - Class A (Software)	625		16,681
MarketAxess Holdings, Inc. (Diversified Financial Services)	875		37,030
Marriott Vacations Worldwide Corp.* (Entertainment)	625		28,425
Masimo Corp. (Healthcare - Products)	1,250		25,075
MasTec, Inc.* (Engineering & Construction)	1,625		45,175
Matthews International Corp. - Class A (Commercial Services)	500		18,405
MAXIMUS, Inc. (Commercial Services)	750		59,767
MB Financial, Inc. (Banks)	875		21,665
McEwen Mining, Inc.* (Mining)	5,750		13,398
McGrath Rentcorp (Commercial Services)	500		15,530
McMoRan Exploration Co.* (Oil & Gas)	1,875		31,031
Meadowbrook Insurance Group, Inc. (Insurance)	1,125		8,753
Measurement Specialties, Inc.* (Electronics)	375		16,039
MedAssets, Inc.* (Software)	1,250		23,413
Medical Properties Trust, Inc. (REIT)	2,375		38,214
Medidata Solutions, Inc.* (Software)	375		24,885
Medley Capital Corp. (Private Equity)	1,250		19,475
MEMC Electronic Materials, Inc.* (Semiconductors)	4,375		23,625
Mentor Graphics Corp. (Computers)	1,625		29,672
Meredith Corp. (Media)	875		33,968
Meridian Bioscience, Inc. (Healthcare - Products)	625		12,681
Merit Medical Systems, Inc.* (Healthcare - Products)	1,250		12,088
Meritage Homes Corp.* (Home Builders)	500		24,395
Meritor, Inc.* (Auto Parts & Equipment)	2,125		12,325
MetroCorp Bancshares, Inc.* (Banks)	1,125		11,306
MGIC Investment Corp.* (Insurance)	6,125		33,075
Micrel, Inc. (Semiconductors)	1,375		13,833
Microsemi Corp.* (Semiconductors)	1,375		28,599
MicroStrategy, Inc.* - Class A (Software)	125		11,274
Millennial Media, Inc.* (Advertising)	750		5,198
Mine Safety Appliances Co. (Environmental Control)	625		30,000
Minerals Technologies, Inc. (Chemicals)	500		20,315
Mistras Group, Inc.* (Engineering & Construction)	500		9,475
MKS Instruments, Inc. (Semiconductors)	750		20,153
Mobile Mini, Inc.* (Storage/Warehousing)	1,125		31,646
Molina Healthcare, Inc.* (Healthcare - Services)	500		16,600
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,125		13,860
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,250		13,300
Monolithic Power Systems, Inc. (Semiconductors)	625		15,075
Monotype Imaging Holdings, Inc. (Software)	625		14,494
Monro Muffler Brake, Inc. (Commercial Services)	625		25,850
Monster Worldwide, Inc.* (Commercial Services)	2,375		10,403
Montpelier Re Holdings, Ltd. (Insurance)	1,625		41,860
Moog, Inc.* - Class A (Aerospace/Defense)	500		23,105
Move, Inc.* (Internet)	0	†	3
MTS Systems Corp. (Computers)	250		15,238
Mueller Industries, Inc. (Metal Fabricate/Hardware)	750		38,835
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,500		20,720
Multi-Color Corp. (Commercial Services)	500		12,930
Multimedia Games Holding Co., Inc.* (Entertainment)	750		18,495
MVC Capital, Inc. (Investment Companies)	750		9,743
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	125		14,714
Myers Industries, Inc. (Miscellaneous Manufacturing)	625		9,263
MYR Group, Inc.* (Engineering & Construction)	625		14,250
Nanometrics, Inc.* (Semiconductors)	750		10,523
Nash Finch Co. (Food)	500		10,275
National CineMedia, Inc. (Entertainment)	1,125		18,270
National Financial Partners* (Diversified Financial Services)	875		22,173
National Health Investors, Inc. (REIT)	500		33,120
National Penn Bancshares, Inc. (Banks)	3,125		30,594
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	875		32,173
Navigant Consulting Co.* (Commercial Services)	1,750		21,578
NBT Bancorp, Inc. (Banks)	625		12,656
Nektar Therapeutics* (Pharmaceuticals)	2,250		24,390

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nelnet, Inc. - Class A (Diversified Financial Services)	625	$21,250
Neogen Corp.* (Pharmaceuticals)	375	19,061
NETGEAR, Inc.* (Telecommunications)	750	22,343
NetScout Systems, Inc.* (Computers)	750	17,108
Netspend Holdings, Inc.* (Diversified Financial Services)	1,250	19,950
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	2,125	24,523
Neutral Tandem, Inc. (Telecommunications)	750	2,235
New Jersey Resources Corp. (Gas)	750	35,400
NewLink Genetics Corp.* (Biotechnology)	625	8,713
Newpark Resources, Inc.* (Oil & Gas Services)	2,125	22,313
Newport Corp.* (Electronics)	875	13,256
NIC, Inc. (Internet)	1,375	23,155
NN, Inc.* (Metal Fabricate/Hardware)	875	7,884
Northern Oil & Gas, Inc.* (Oil & Gas)	1,125	14,501
Northwest Bancshares, Inc. (Savings & Loans)	2,875	35,218
Northwest Natural Gas Co. (Gas)	625	27,794
NorthWestern Corp. (Electric)	1,250	53,775
NPS Pharmaceuticals, Inc.* (Biotechnology)	2,250	30,217
NuVasive, Inc.* (Healthcare - Products)	875	18,349
NxStage Medical, Inc.* (Healthcare - Products)	1,000	11,170
Oasis Petroleum, Inc.* (Oil & Gas)	1,375	47,065
Ocwen Financial Corp.* (Diversified Financial Services)	2,375	86,877
OCZ Technology Group, Inc.* (Computers)	2,125	2,784
Odyssey Marine Exploration, Inc.* (Commercial Services)	2,500	7,375
Office Depot, Inc.* (Retail)	6,750	26,055
OfficeMax, Inc. (Retail)	2,375	27,336
OFG Bancorp (Banks)	1,375	22,096
Old Dominion Freight Line, Inc.* (Transportation)	1,125	43,312
Old National Bancorp (Banks)	2,000	24,360
Olin Corp. (Chemicals)	1,750	42,298
OM Group, Inc.* (Chemicals)	875	21,411
OMEGA Healthcare Investors, Inc. (REIT)	2,250	73,957
Omeros Corp.* (Biotechnology)	1,000	4,030
OmniVision Technologies, Inc.* (Semiconductors)	875	11,734
On Assignment, Inc.* (Commercial Services)	1,125	27,304
Oncothyreon, Inc.* (Biotechnology)	2,000	5,020
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	750	10,193
OpenTable, Inc.* (Internet)	375	20,771
Opko Health, Inc.* (Pharmaceuticals)	2,875	19,148
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	875	13,510
Orbital Sciences Corp.* (Aerospace/Defense)	1,375	24,778
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,625	9,880
Orient-Express Hotels, Ltd.* - Class A (Lodging)	2,125	21,462
Oritani Financial Corp. (Savings & Loans)	1,250	19,338
Ormat Technologies, Inc. (Electric)	500	10,870
Orthofix International N.V.* (Healthcare - Products)	375	12,150
OSI Systems, Inc.* (Electronics)	375	21,488
Otter Tail Corp. (Electric)	625	19,500
Owens & Minor, Inc. (Distribution/Wholesale)	1,000	32,570
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	625	18,044
PacWest Bancorp (Banks)	875	24,264
Papa John’s International, Inc.* (Retail)	375	23,625
PAREXEL International Corp.* (Commercial Services)	1,125	46,069
Park Electrochemical Corp. (Electronics)	375	8,951
Park National Corp. (Banks)	250	17,095
Parker Drilling Co.* (Oil & Gas)	2,375	9,785
PDC Energy, Inc.* (Oil & Gas)	625	27,062
PDL BioPharma, Inc. (Biotechnology)	2,250	17,415
Pebblebrook Hotel Trust (REIT)	1,375	37,345
Pegasystems, Inc. (Software)	500	12,655
Penn Virginia Corp. (Oil & Gas)	1,375	5,541
Pennsylvania REIT (REIT)	1,125	23,321
PennyMac Mortgage Investment Trust (REIT)	1,250	31,563
Penske Automotive Group, Inc. (Retail)	1,375	42,514
Perficient, Inc.* (Internet)	1,250	13,100
Pharmacyclics, Inc.* (Pharmaceuticals)	1,000	81,499
PharMerica Corp.* (Pharmaceuticals)	1,000	12,890
PHH Corp.* (Commercial Services)	1,125	23,715
Photronics, Inc.* (Semiconductors)	1,625	12,821
Piedmont Natural Gas Co., Inc. (Gas)	1,250	43,037
Pier 1 Imports, Inc. (Retail)	1,625	37,716
Pilgrim’s Pride Corp.* (Food)	2,375	23,251
Pinnacle Entertainment, Inc.* (Entertainment)	1,250	23,825
Pinnacle Financial Partners, Inc.* (Banks)	1,000	24,270
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,750	12,338
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	625	21,100
Plantronics, Inc. (Telecommunications)	750	32,865
Platinum Underwriters Holdings, Ltd. (Insurance)	1,000	56,749
Plexus Corp.* (Electronics)	750	20,228
PNM Resources, Inc. (Electric)	2,500	60,025
PolyOne Corp. (Chemicals)	1,375	30,979
Pool Corp. (Distribution/Wholesale)	375	18,383
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	375	46,031
Portland General Electric Co. (Electric)	1,750	56,438
Post Holdings, Inc.* (Food)	750	32,842

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Potlatch Corp. (REIT)	625	$29,594
Power Integrations, Inc. (Semiconductors)	625	25,881
Power-One, Inc.* (Electrical Components & Equipment)	2,000	12,640
Preferred Bank* (Banks)	750	12,375
Premiere Global Services, Inc.* (Telecommunications)	1,625	18,249
Prestige Brands Holdings, Inc.* (Household Products/Wares)	1,250	33,688
PriceSmart, Inc. (Retail)	500	44,614
Primerica, Inc. (Insurance)	2,125	72,164
Primoris Services Corp. (Holding Companies - Diversified)	1,125	24,795
Primus Telecommunications Group, Inc. (Telecommunications)	750	9,428
PrivateBancorp, Inc. (Banks)	1,625	31,168
Progress Software Corp.* (Software)	1,250	28,213
Prospect Capital Corp. (Investment Companies)	2,125	23,439
Prosperity Bancshares, Inc. (Banks)	1,375	63,167
Proto Labs, Inc.* (Miscellaneous Manufacturing)	375	19,155
Provident Financial Services, Inc. (Savings & Loans)	1,375	21,079
PS Business Parks, Inc. (REIT)	500	39,900
PTC, Inc.* (Software)	2,125	51,020
QLIK Technologies, Inc.* (Software)	1,750	45,518
QLogic Corp.* (Semiconductors)	2,375	25,793
Quad Graphics, Inc. (Commercial Services)	750	15,675
Quaker Chemical Corp. (Chemicals)	250	15,430
Quality Systems, Inc. (Software)	750	13,403
Quanex Building Products Corp. (Building Materials)	875	14,236
Quantum Corp.* (Computers)	5,625	8,044
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	1,000	30,740
Quicksilver Resources, Inc.* (Oil & Gas)	2,500	6,300
Quidel Corp.* (Healthcare - Products)	625	13,950
QuinStreet, Inc.* (Internet)	1,500	9,810
Radian Group, Inc. (Insurance)	3,750	44,812
RadioShack Corp. (Retail)	3,875	12,284
Rambus, Inc.* (Semiconductors)	2,750	19,140
Raven Industries, Inc. (Miscellaneous Manufacturing)	500	16,775
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	375	18,038
RealD, Inc.* (Computers)	1,000	14,970
RealPage, Inc.* (Software)	875	17,850
Redwood Trust, Inc. (REIT)	1,750	39,935
Regis Corp. (Retail)	1,625	30,469
Rent-A-Center, Inc. (Commercial Services)	1,125	39,295
Resolute Energy Corp.* (Oil & Gas)	1,875	17,288
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,250	32,918
Resources Connection, Inc. (Commercial Services)	1,250	14,200
Responsys, Inc.* (Internet)	1,250	9,713
Retail Opportunity Investments Corp. (REIT)	1,625	24,066
Rex Energy Corp.* (Oil & Gas)	1,125	18,079
Rexnord Corp.* (Metal Fabricate/Hardware)	1,000	18,220
RF Micro Devices, Inc.* (Telecommunications)	4,500	25,245
Rigel Pharmaceuticals, Inc.* (Pharmaceuticals)	1,750	8,383
RLI Corp. (Insurance)	375	26,944
RLJ Lodging Trust (REIT)	2,500	57,599
Rockwell Medical, Inc.* (Healthcare - Products)	875	3,710
Rofin-Sinar Technologies, Inc.* (Electronics)	625	15,563
Rogers Corp.* (Electronics)	250	10,660
Rosetta Resources, Inc.* (Oil & Gas)	750	32,183
Roundy’s, Inc. (Retail)	1,375	9,845
Rouse Properties, Inc. (REIT)	1,250	23,688
RPX Corp.* (Commercial Services)	875	11,734
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	875	25,393
Ryman Hospitality Properties, Inc. (REIT)	625	27,788
S&T Bancorp, Inc. (Banks)	500	9,435
Sabra Health Care REIT, Inc. (REIT)	750	22,365
Saks, Inc.* (Retail)	3,125	36,094
Sanderson Farms, Inc. (Food)	375	22,973
Sanmina Corp.* (Electronics)	2,000	25,239
Santarus, Inc.* (Pharmaceuticals)	1,375	25,259
Sapient Corp.* (Internet)	2,625	30,659
ScanSource, Inc.* (Distribution/Wholesale)	500	14,485
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	625	15,331
Scholastic Corp. (Media)	625	17,156
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	500	20,145
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,625	7,686
Scientific Games Corp.* - Class A (Entertainment)	1,625	14,430
Seattle Genetics, Inc.* (Biotechnology)	1,625	60,043
Select Comfort Corp.* (Home Furnishings)	1,000	21,220
Select Income REIT (REIT)	625	17,831
Select Medical Holdings Corp. (Healthcare - Services)	1,500	12,375
Selective Insurance Group, Inc. (Insurance)	1,375	32,216
SemGroup Corp.* - Class A (Pipelines)	875	45,369
Semtech Corp.* (Semiconductors)	1,000	32,069
Sensient Technologies Corp. (Chemicals)	1,125	44,269
Sequenom, Inc.* (Biotechnology)	3,125	11,781
ServiceSource International, Inc.* (Commercial Services)	1,250	8,000
Shenandoah Telecommunications Co. (Telecommunications)	750	12,293
SHFl Entertainment, Inc.* (Entertainment)	1,000	15,800
Shutterfly, Inc.* (Internet)	625	27,831
Silicon Graphics International Corp.* (Computers)	1,375	17,875

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Silicon Image, Inc.* (Semiconductors)	2,250	$11,093
Simpson Manufacturing Co., Inc. (Building Materials)	750	21,555
Six Flags Entertainment Corp. (Entertainment)	750	54,653
Skechers U.S.A., Inc.* - Class A (Apparel)	750	15,585
SkyWest, Inc. (Airlines)	1,500	21,465
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,750	15,365
Smith Corp. (Miscellaneous Manufacturing)	1,250	94,287
Snyders-Lance, Inc. (Food)	1,500	37,770
Solar Capital, Ltd. (Investment Companies)	750	17,948
Solazyme, Inc.* (Energy - Alternate Sources)	750	6,825
Sonic Automotive, Inc. - Class A (Retail)	1,625	35,734
Sonic Corp.* (Retail)	1,375	17,229
Sonus Networks, Inc.* (Telecommunications)	6,250	13,125
Sotheby’s - Class A (Commercial Services)	1,125	39,914
Sourcefire, Inc.* (Internet)	500	23,880
South Jersey Industries, Inc. (Gas)	625	38,562
Southwest Gas Corp. (Gas)	750	38,003
Sovran Self Storage, Inc. (REIT)	500	34,300
Spansion, Inc.* - Class A (Computers)	1,500	19,485
Spectrum Brands Holdings, Inc. (Household Products/Wares)	1,125	63,000
Spectrum Pharmaceuticals, Inc. (Biotechnology)	1,375	10,189
Spirit Airlines, Inc.* (Airlines)	875	23,363
SS&C Technologies Holdings, Inc.* (Software)	1,375	42,199
STAG Industrial, Inc. (REIT)	1,250	27,550
Stage Stores, Inc. (Retail)	750	20,768
Standard Motor Products, Inc. (Auto Parts & Equipment)	750	22,980
Standard Pacific Corp.* (Home Builders)	2,250	20,363
Star Scientific, Inc.* (Agriculture)	3,625	4,495
Starwood Property Trust, Inc. (REIT)	2,500	68,724
State Auto Financial Corp. (Insurance)	375	6,518
State Bank Finacial Corp. (Banks)	625	9,194
STEC, Inc.* (Computers)	1,750	6,353
Steelcase, Inc. - Class A (Office Furnishings)	2,875	36,512
Stepan Co. (Chemicals)	250	14,235
STERIS Corp. (Healthcare - Products)	1,250	51,987
Steven Madden, Ltd.* (Apparel)	625	30,394
Stifel Financial Corp.* (Diversified Financial Services)	1,125	36,248
Stillwater Mining Co.* (Mining)	2,500	31,099
Stone Energy Corp.* (Oil & Gas)	875	17,264
Strategic Hotels & Resorts, Inc.* (REIT)	3,750	30,263
Strayer Education, Inc. (Commercial Services)	250	11,840
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	375	19,226
Sun Communities, Inc. (REIT)	500	25,575
SunCoke Energy, Inc.* (Coal)	1,375	20,804
SunPower Corp.* (Electrical Components & Equipment)	2,250	30,577
Sunstone Hotel Investors, Inc.* (REIT)	2,625	32,576
Super Micro Computer, Inc.* (Computers)	750	7,215
SUPERVALU, Inc. (Food)	5,125	29,930
Susquehanna Bancshares, Inc. (Banks)	4,250	49,597
Susser Holdings Corp.* (Retail)	375	19,939
Swift Energy Co.* (Oil & Gas)	1,000	12,940
Swift Transportation Co.* (Transportation)	1,875	26,287
Swisher Hygiene, Inc.* (Commercial Services)	5,250	7,665
Sykes Enterprises, Inc.* (Computers)	875	13,466
Symetra Financial Corp. (Insurance)	2,750	37,483
Symmetry Medical, Inc.* (Healthcare - Products)	1,375	16,390
Synageva BioPharma Corp.* (Pharmaceuticals)	375	19,384
Synaptics, Inc.* (Computers)	1,000	41,229
Synchronoss Technologies, Inc.* (Software)	750	21,255
SYNNEX Corp.* (Software)	750	25,950
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,625	16,656
Syntel, Inc. (Computers)	250	15,793
Take-Two Interactive Software, Inc.* (Software)	1,750	26,705
TAL International Group, Inc. (Trucking & Leasing)	625	25,875
Tangoe, Inc.* (Software)	750	9,645
Targa Resources Corp. (Oil & Gas Services)	500	32,880
Team Health Holdings, Inc.* (Commercial Services)	1,000	37,279
Team, Inc.* (Commercial Services)	375	14,535
Teledyne Technologies, Inc.* (Aerospace/Defense)	500	37,530
TeleTech Holdings, Inc.* (Commercial Services)	1,250	26,613
Tellabs, Inc. (Telecommunications)	8,625	17,854
Tennant Co. (Machinery - Diversified)	375	17,933
Tenneco, Inc.* (Auto Parts & Equipment)	875	33,836
Tessera Technologies, Inc. (Semiconductors)	1,250	25,463
Tetra Tech, Inc.* (Environmental Control)	1,875	49,294
TETRA Technologies, Inc.* (Oil & Gas Services)	2,250	20,543
Texas Capital Bancshares, Inc.* (Banks)	875	36,453
Texas Industries, Inc.* (Building Materials)	625	39,800
Texas Roadhouse, Inc. (Retail)	1,125	26,438
Textainer Group Holdings, Ltd. (Trucking & Leasing)	375	14,501
The Active Network, Inc.* (Internet)	1,375	6,916
The Andersons, Inc. (Agriculture)	375	20,445
The Brink’s Co. (Commercial Services)	1,375	36,451
The Buckle, Inc. (Retail)	500	24,275
The Cato Corp. - Class A (Retail)	500	12,005

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Cheesecake Factory, Inc. (Retail)	875	$34,843
The Chefs’ Warehouse, Inc.* (Food)	500	9,195
The Children’s Place Retail Stores, Inc.* (Retail)	500	24,460
The Corporate Executive Board Co. (Commercial Services)	625	35,225
The Ensign Group, Inc. (Healthcare - Services)	375	13,076
The Finish Line, Inc. - Class A (Retail)	1,000	19,390
The Geo Group, Inc. (REIT)	2,000	74,900
The Greenbrier Cos., Inc.* (Trucking & Leasing)	625	14,100
The Hain Celestial Group, Inc.* (Food)	625	40,780
The Jones Group, Inc. (Apparel)	2,250	31,500
The Medicines Co.* (Biotechnology)	750	25,320
The Men’s Wearhouse, Inc. (Retail)	750	25,125
The Middleby Corp.* (Machinery - Diversified)	250	37,395
The New York Times Co.* - Class A (Media)	2,000	17,720
The Ryland Group, Inc. (Home Builders)	625	28,162
The Ultimate Software Group, Inc.* (Software)	375	36,221
Theravance, Inc.* (Pharmaceuticals)	1,250	42,188
Thermon Group Holdings, Inc.* (Oil & Gas Services)	500	9,800
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,125	5,423
Titan International, Inc. (Auto Parts & Equipment)	875	19,521
Titan Machinery, Inc.* (Distribution/Wholesale)	375	8,460
TiVo, Inc.* (Home Furnishings)	2,000	23,440
Tootsie Roll Industries, Inc. (Food)	750	23,423
Tornier N.V.* (Healthcare - Products)	500	9,095
Tower Group International, Ltd. (Insurance)	1,250	23,650
TowneBank (Banks)	750	10,733
TreeHouse Foods, Inc.* (Food)	625	39,819
Trex Co., Inc.* (Building Materials)	375	18,255
Triangle Capital Corp. (Investment Companies)	875	24,473
TriMas Corp.* (Miscellaneous Manufacturing)	750	22,875
TriQuint Semiconductor, Inc.* (Semiconductors)	3,250	18,980
Trius Therapeutics, Inc.* (Biotechnology)	1,625	11,326
True Religion Apparel, Inc. (Apparel)	500	13,530
TrueBlue, Inc.* (Commercial Services)	1,500	31,080
TrustCo Bank Corp. NY (Banks)	1,875	10,050
Trustmark Corp. (Banks)	1,375	33,756
TTM Technologies, Inc.* (Electronics)	2,000	14,460
Tumi Holdings, Inc.* (Household Products/Wares)	625	14,394
Tutor Perini Corp.* (Engineering & Construction)	1,125	18,495
Two Harbors Investment Corp. (REIT)	1,750	20,965
Tyler Technologies, Inc.* (Software)	500	31,620
UIL Holdings Corp. (Electric)	1,125	46,845
Ultratech Stepper, Inc.* (Semiconductors)	500	14,735
UMB Financial Corp. (Banks)	875	44,048
Umpqua Holdings Corp. (Banks)	2,625	31,500
UniFirst Corp. (Textiles)	250	22,763
Unisys Corp.* (Computers)	750	14,348
United Bankshares, Inc. (Banks)	750	18,983
United Community Banks, Inc.* (Banks)	1,375	15,056
United Natural Foods, Inc.* (Food)	1,000	49,939
United Stationers, Inc. (Distribution/Wholesale)	1,000	32,469
Universal American Corp. (Healthcare - Services)	1,500	12,825
Universal Corp. (Agriculture)	750	43,162
Universal Display Corp.* (Electrical Components & Equipment)	625	19,650
Universal Forest Products, Inc. (Building Materials)	375	14,475
Universal Technical Institute, Inc. (Commercial Services)	750	8,903
UNS Energy Corp. (Electric)	750	38,220
US Airways Group, Inc.* (Airlines)	2,375	40,138
USANA Health Sciences, Inc.* (Pharmaceuticals)	250	14,105
USG Corp.* (Building Materials)	1,250	32,488
VAALCO Energy, Inc.* (Oil & Gas)	1,375	9,240
Vail Resorts, Inc. (Entertainment)	625	37,688
Valassis Communications, Inc. (Commercial Services)	875	22,426
ValueClick, Inc.* (Internet)	1,625	50,147
Vector Group, Ltd. (Agriculture)	1,750	28,543
Veeco Instruments, Inc.* (Semiconductors)	750	28,552
Verint Systems, Inc.* (Software)	1,000	33,040
Viad Corp. (Commercial Services)	750	19,538
ViaSat, Inc.* (Telecommunications)	625	30,294
Vical, Inc.* (Biotechnology)	2,500	9,225
ViewPoint Financial Group, Inc. (Savings & Loans)	875	16,293
VirnetX Holding Corp.* (Internet)	750	15,315
ViroPharma, Inc.* (Pharmaceuticals)	1,375	37,469
VistaPrint N.V.* (Commercial Services)	750	30,600
Vitamin Shoppe, Inc.* (Retail)	625	30,719
VIVUS, Inc.* (Pharmaceuticals)	1,625	21,596
Vocera Communications, Inc.* (Computers)	375	7,425
Vocus, Inc.* (Internet)	625	5,256
Volcano Corp.* (Healthcare - Products)	1,000	20,290
Volterra Semiconductor Corp.* (Semiconductors)	875	11,384
Vonage Holdings Corp.* (Telecommunications)	7,000	21,349
W&T Offshore, Inc. (Oil & Gas)	1,125	13,140
Wabash National Corp.* (Auto Manufacturers)	1,625	15,324
Walter Investment Management Corp.* (Diversified Financial Services)	375	12,585
Washington REIT (REIT)	1,250	35,700

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Watsco, Inc. (Distribution/Wholesale)	375	$31,643
Watts Water Technologies, Inc. - Class A (Electronics)	875	41,178
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	2,000	20,360
Web.com Group, Inc.* (Internet)	875	15,225
WebMD Health Corp.* (Internet)	1,375	33,205
Websense, Inc.* (Internet)	625	11,150
Webster Financial Corp. (Banks)	2,000	46,740
Weis Markets, Inc. (Food)	250	10,458
WellCare Health Plans, Inc.* (Healthcare - Services)	625	36,444
Werner Enterprises, Inc. (Transportation)	1,750	40,180
WesBanco, Inc. (Banks)	375	9,386
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	750	12,383
West Pharmaceutical Services, Inc. (Healthcare - Products)	750	47,894
Westamerica Bancorp (Banks)	500	21,695
Western Alliance Bancorp* (Banks)	1,500	22,065
Western Refining, Inc. (Oil & Gas)	1,000	30,910
WEX, Inc.* (Commercial Services)	875	66,307
WGL Holdings, Inc. (Gas)	750	34,665
Winnebago Industries, Inc.* (Home Builders)	1,000	18,320
Wintrust Financial Corp. (Banks)	750	26,895
WisdomTree Investments, Inc.* (Diversified Financial Services)	1,750	20,300
WMS Industries, Inc.* (Leisure Time)	1,125	28,553
Wolverine World Wide, Inc. (Apparel)	875	41,798
Woodward, Inc. (Electronics)	1,000	35,990
World Acceptance Corp.* (Diversified Financial Services)	250	22,215
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,750	56,315
Wright Medical Group, Inc.* (Healthcare - Products)	750	17,580
XO Group, Inc.* (Internet)	1,375	15,483
XPO Logistics, Inc.* (Transportation)	625	10,194
Yelp, Inc.* (Internet)	375	9,761
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,875	3,150
Zumiez, Inc.* (Retail)	500	14,485
TOTAL COMMON STOCKS (Cost $15,238,442)		23,263,077

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $7,818,017	$7,818,000	$7,818,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,818,000)		7,818,000

TOTAL INVESTMENT SECURITIES (Cost $23,056,442) - 93.3%		31,081,077
Net other assets (liabilities) - 6.7%		2,235,705

NET ASSETS - 100.0%		$33,316,782

†	Number of shares is less than 0.50
*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,482,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Russell 2000 Index Futures Contracts expiring 6/24/13 (Underlying notional amount at value $6,046,080)	64	$138,131

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$11,939,232	$72,464
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	10,901,134	58,082
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	6,918,309	39,524
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	7,441,108	21,796
		$191,866

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$5,198	NM
Aerospace/Defense	266,131	0.8%
Agriculture	96,645	0.3%
Airlines	209,467	0.6%
Apparel	216,627	0.7%
Auto Manufacturers	15,324	NM
Auto Parts & Equipment	225,470	0.7%
Banks	1,371,892	4.1%
Beverages	21,165	0.1%
Biotechnology	576,228	1.7%
Building Materials	270,519	0.8%
Chemicals	429,031	1.3%
Coal	65,252	0.2%
Commercial Services	1,606,422	4.9%
Computers	473,204	1.4%
Cosmetics/Personal Care	25,594	0.1%
Distribution/Wholesale	181,322	0.5%
Diversified Financial Services	603,753	1.8%
Electric	659,325	2.0%
Electrical Components & Equipment	285,303	0.9%
Electronics	538,349	1.6%
Energy - Alternate Sources	23,313	0.1%
Engineering & Construction	209,733	0.6%
Entertainment	277,562	0.8%
Environmental Control	155,573	0.5%
Food	523,328	1.6%
Forest Products & Paper	211,244	0.6%
Gas	240,816	0.7%
Healthcare - Products	740,712	2.2%
Healthcare - Services	322,594	1.0%
Holding Companies - Diversified	41,745	0.1%
Home Builders	135,398	0.4%
Home Furnishings	81,875	0.2%
Household Products/Wares	178,235	0.5%
Insurance	716,959	2.2%
Internet	560,436	1.7%
Investment Companies	174,089	0.5%
Iron/Steel	15,331	NM
Leisure Time	142,313	0.4%
Lodging	74,866	0.2%
Machinery - Construction & Mining	16,415	NM
Machinery - Diversified	342,164	1.0%
Media	96,378	0.3%
Metal Fabricate/Hardware	235,890	0.7%
Mining	159,739	0.5%
Miscellaneous Manufacturing	542,065	1.6%
Office Furnishings	144,388	0.4%
Oil & Gas	685,067	2.1%
Oil & Gas Services	410,203	1.2%
Packaging & Containers	21,620	0.1%
Pharmaceuticals	851,455	2.6%
Pipelines	45,369	0.1%
Private Equity	34,438	0.1%
Real Estate	36,500	0.1%
REIT	1,967,720	6.0%
Retail	1,472,138	4.4%
Savings & Loans	211,232	0.6%
Semiconductors	766,449	2.3%
Software	929,156	2.8%
Storage/Warehousing	44,029	0.1%
Telecommunications	717,185	2.2%
Textiles	22,763	0.1%
Toys/Games/Hobbies	27,294	0.1%
Transportation	402,786	1.2%
Trucking & Leasing	54,476	0.2%
Water	57,815	0.2%
Other**	10,053,705	30.2%
Total	$33,316,782	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (55.4%)
3M Co. (Miscellaneous Manufacturing)	8,442	$883,962
Alcoa, Inc. (Mining)	8,442	71,757
American Express Co. (Diversified Financial Services)	8,442	577,517
AT&T, Inc. (Telecommunications)	8,442	316,237
Bank of America Corp. (Banks)	8,442	103,921
Boeing Co. (Aerospace/Defense)	8,442	771,683
Caterpillar, Inc. (Machinery - Construction & Mining)	8,442	714,784
Chevron Corp. (Oil & Gas)	8,442	1,030,008
Cisco Systems, Inc. (Telecommunications)	8,442	176,607
Coca-Cola Co. (Beverages)	8,442	357,350
E.I. du Pont de Nemours & Co. (Chemicals)	8,442	460,173
Exxon Mobil Corp. (Oil & Gas)	8,442	751,254
General Electric Co. (Miscellaneous Manufacturing)	8,442	188,172
Hewlett-Packard Co. (Computers)	8,442	173,905
Intel Corp. (Semiconductors)	8,442	202,186
International Business Machines Corp. (Computers)	8,442	1,709,843
J.P. Morgan Chase & Co. (Banks)	8,442	413,742
Johnson & Johnson (Pharmaceuticals)	8,442	719,512
McDonald’s Corp. (Retail)	8,442	862,266
Merck & Co., Inc. (Pharmaceuticals)	8,442	396,774
Microsoft Corp. (Software)	8,442	279,430
Pfizer, Inc. (Pharmaceuticals)	8,442	245,409
Procter & Gamble Co. (Cosmetics/Personal Care)	8,442	648,092
The Home Depot, Inc. (Retail)	8,442	619,221
The Travelers Cos., Inc. (Insurance)	8,442	721,032
United Technologies Corp. (Aerospace/Defense)	8,442	770,670
UnitedHealth Group, Inc. (Healthcare - Services)	8,442	505,929
Verizon Communications, Inc. (Telecommunications)	8,442	455,109
Wal-Mart Stores, Inc. (Retail)	8,442	656,112
Walt Disney Co. (Media)	8,442	530,495
TOTAL COMMON STOCKS (Cost $11,313,163)		16,313,152

	Principal Amount	Value
Repurchase Agreements(a)(b)(43.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $12,818,028	$12,818,000	$12,818,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,818,000)		12,818,000

TOTAL INVESTMENT SECURITIES (Cost $24,131,163) - 98.9%		29,131,152
Net other assets (liabilities) - 1.1%		311,327

NET ASSETS - 100.0%		$29,442,479

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,326,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini Dow Jones Futures Contracts expiring 6/24/13 (Underlying notional amount at value $4,358,920)	59	$122,070

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$10,042,500	$13,908
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	17,938,424	27,677
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	6,167,039	8,719
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	3,991,880	6,164
		$56,468

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$1,542,353	5.2%
Banks	517,663	1.8%
Beverages	357,350	1.2%
Chemicals	460,173	1.6%
Computers	1,883,748	6.5%
Cosmetics/Personal Care	648,092	2.2%
Diversified Financial Services	577,517	2.0%
Healthcare - Services	505,929	1.7%
Insurance	721,032	2.4%
Machinery - Construction & Mining	714,784	2.4%
Media	530,495	1.8%
Mining	71,757	0.2%
Miscellaneous Manufacturing	1,072,134	3.6%
Oil & Gas	1,781,262	6.0%
Pharmaceuticals	1,361,695	4.6%
Retail	2,137,599	7.4%
Semiconductors	202,186	0.7%
Software	279,430	0.9%
Telecommunications	947,953	3.2%
Other**	13,129,327	44.6%
Total	$29,442,479	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (72.7%)
Activision Blizzard, Inc. (Software)	28,416	$424,819
Adobe Systems, Inc.* (Software)	12,672	571,254
Akamai Technologies, Inc.* (Software)	4,480	196,717
Alexion Pharmaceuticals, Inc.* (Biotechnology)	4,992	489,216
Altera Corp. (Semiconductors)	8,192	262,226
Amazon.com, Inc.* (Internet)	11,520	2,923,892
Amgen, Inc. (Biotechnology)	19,072	1,987,493
Analog Devices, Inc. (Semiconductors)	7,808	343,474
Apple Computer, Inc. (Computers)	23,936	10,597,665
Applied Materials, Inc. (Semiconductors)	30,592	443,890
Autodesk, Inc.* (Software)	5,632	221,788
Automatic Data Processing, Inc. (Commercial Services)	12,288	827,473
Avago Technologies, Ltd. (Semiconductors)	6,272	200,453
Baidu, Inc.*ADR (Internet)	7,040	604,384
Bed Bath & Beyond, Inc.* (Retail)	5,760	396,288
Biogen Idec, Inc.* (Biotechnology)	6,016	1,317,083
BMC Software, Inc.* (Software)	3,584	163,000
Broadcom Corp. - Class A (Semiconductors)	13,184	474,624
C.H. Robinson Worldwide, Inc. (Transportation)	4,096	243,261
CA, Inc. (Software)	11,648	314,147
Catamaran Corp.* (Pharmaceuticals)	5,248	302,967
Celgene Corp.* (Biotechnology)	10,624	1,254,376
Cerner Corp.* (Software)	4,352	421,143
Check Point Software Technologies, Ltd.* (Software)	5,248	244,662
Cisco Systems, Inc. (Telecommunications)	135,808	2,841,103
Citrix Systems, Inc.* (Software)	4,736	294,437
Cognizant Technology Solutions Corp.* (Computers)	7,680	497,664
Comcast Corp. - Class A (Media)	54,016	2,230,861
Costco Wholesale Corp. (Retail)	11,136	1,207,476
Dell, Inc. (Computers)	44,288	593,459
DENTSPLY International, Inc. (Healthcare - Products)	3,584	151,782
DIRECTV* - Class A (Media)	14,592	825,324
Discovery Communications, Inc.* - Class A (Media)	3,712	292,580
Dollar Tree, Inc.* (Retail)	5,760	273,946
eBay, Inc.* (Internet)	33,024	1,730,127
Equinix, Inc.* (Internet)	1,280	274,048
Expedia, Inc. (Internet)	3,072	171,540
Expeditors International of Washington, Inc. (Transportation)	5,248	188,561
Express Scripts Holding Co.* (Pharmaceuticals)	20,864	1,238,696
F5 Networks, Inc.* (Internet)	2,048	156,529
Facebook, Inc.* - Class A (Internet)	42,880	1,190,349
Fastenal Co. (Distribution/Wholesale)	7,552	370,426
Fiserv, Inc.* (Software)	3,456	314,876
Fossil, Inc.* (Distribution/Wholesale)	1,536	150,712
Garmin, Ltd. (Electronics)	4,992	175,119
Gilead Sciences, Inc.* (Biotechnology)	38,784	1,964,022
Google, Inc.* - Class A (Internet)	6,784	5,593,883
Henry Schein, Inc.* (Healthcare - Products)	2,176	196,710
Intel Corp. (Semiconductors)	125,952	3,016,551
Intuit, Inc. (Software)	7,552	450,401
Intuitive Surgical, Inc.* (Healthcare - Products)	1,024	504,106
KLA-Tencor Corp. (Semiconductors)	4,224	229,152
Kraft Foods Group, Inc. (Food)	15,104	777,705
Liberty Global, Inc.* - Class A (Media)	3,584	259,374
Liberty Media Holding Corp.-Interactive Series A* (Internet)	13,056	277,962
Life Technologies Corp.* (Biotechnology)	4,352	320,699
Linear Technology Corp. (Semiconductors)	5,888	214,912
Mattel, Inc. (Toys/Games/Hobbies)	8,832	403,269
Maxim Integrated Products, Inc. (Semiconductors)	7,424	229,624
Microchip Technology, Inc. (Semiconductors)	4,992	181,809
Micron Technology, Inc.* (Semiconductors)	25,984	244,769
Microsoft Corp. (Software)	213,248	7,058,509
Mondelez International, Inc. - Class A (Food)	45,312	1,425,062
Monster Beverage Corp.* (Beverages)	4,224	238,234
Mylan Laboratories, Inc.* (Pharmaceuticals)	10,112	294,360
NetApp, Inc.* (Computers)	9,216	321,546
News Corp. - Class A (Media)	38,912	1,205,105
Nuance Communications, Inc.* (Software)	8,064	153,539
NVIDIA Corp. (Semiconductors)	15,872	218,557
Oracle Corp. (Software)	120,576	3,952,481
O’Reilly Automotive, Inc.* (Retail)	2,816	302,213
PACCAR, Inc. (Auto Manufacturers)	8,960	446,029
Paychex, Inc. (Commercial Services)	9,216	335,555
Perrigo Co. (Pharmaceuticals)	2,432	290,405
Priceline.com, Inc.* (Internet)	1,280	890,867
Qualcomm, Inc. (Semiconductors)	43,776	2,697,477
Randgold Resources, Ltd.ADR (Mining)	1,280	104,678
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,432	523,220
Ross Stores, Inc. (Retail)	5,632	372,106
SanDisk Corp.* (Computers)	6,144	322,191
SBA Communications Corp.* - Class A (Telecommunications)	3,200	252,768
Seagate Technology PLC (Computers)	9,088	333,530
Sears Holdings Corp. (Retail)	2,688	138,002
Sigma-Aldrich Corp. (Chemicals)	3,072	241,736
Sirius XM Radio, Inc. (Media)	167,040	542,880
Staples, Inc. (Retail)	17,152	227,092
Starbucks Corp. (Retail)	19,072	1,160,341
Stericycle, Inc.* (Environmental Control)	2,176	235,704
Symantec Corp.* (Internet)	17,536	426,125

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors)	28,160	$1,019,674
Verisk Analytics, Inc.* - Class A (Commercial Services)	4,224	258,889
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,504	422,817
Viacom, Inc. - Class B (Media)	11,264	720,783
Virgin Media, Inc. (Telecommunications)	6,912	337,167
Vodafone Group PLCADR (Telecommunications)	25,088	767,442
Western Digital Corp. (Computers)	6,144	339,640
Whole Foods Market, Inc. (Food)	4,736	418,284
Wynn Resorts, Ltd. (Lodging)	2,560	351,488
Xilinx, Inc. (Semiconductors)	6,656	252,329
Yahoo!, Inc.* (Internet)	30,080	743,878
TOTAL COMMON STOCKS (Cost $34,332,475)		85,603,561

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.0%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $29,471,065	$29,471,000	$29,471,000

TOTAL REPURCHASE AGREEMENTS (Cost $29,471,000)		29,471,000

TOTAL INVESTMENT SECURITIES (Cost $63,803,475) - 97.7%		115,074,561
Net other assets (liabilities) - 2.3%		2,697,751

NET ASSETS - 100.0%		$117,772,312

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $17,610,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $22,936,740)	398	$765,371

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$27,838,066	$179,753
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	16,038,230	198,727
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	38,946,811	276,776
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	43,816,933	580,154
		$1,235,410

UltraNASDAQ-100 ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Auto Manufacturers	$446,029	0.4%
Beverages	238,234	0.2%
Biotechnology	8,278,926	7.0%
Chemicals	241,736	0.2%
Commercial Services	1,421,917	1.2%
Computers	13,005,695	11.0%
Distribution/Wholesale	521,138	0.4%
Electronics	175,119	0.1%
Environmental Control	235,704	0.2%
Food	2,621,051	2.2%
Healthcare - Products	852,598	0.7%
Internet	14,983,584	12.8%
Lodging	351,488	0.3%
Media	6,076,907	5.2%
Mining	104,678	0.1%
Pharmaceuticals	2,126,428	1.8%
Retail	4,077,464	3.5%
Semiconductors	10,029,521	8.5%
Software	14,781,773	12.6%
Telecommunications	4,198,480	3.6%
Toys/Games/Hobbies	403,269	0.3%
Transportation	431,822	0.4%
Other**	32,168,751	27.3%
Total	$117,772,312	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.1%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $50,619,111	$50,619,000	$50,619,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,619,000)		50,619,000

TOTAL INVESTMENT SECURITIES (Cost $50,619,000) - 98.1%		50,619,000
Net other assets (liabilities) - 1.9%		999,014

NET ASSETS - 100.0%		$51,618,014

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,594,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$4,429,508	$3,016
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	98,726,305	69,513
		$72,529

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (58.5%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	30,525	$652,624
AngloGold Ashanti, Ltd.ADR (Mining)	6,660	129,870
Baidu, Inc.*ADR (Internet)	4,625	397,056
Bancolombia S.A.ADR (Banks)	1,480	100,300
BRF-Brazil Foods S.A.ADR (Food)	11,655	289,394
Cemex S.A.B. de C.V.*ADR (Building Materials)	19,624	220,770
Cencosud S.A.ADR (Food)	6,105	103,846
China Life Insurance Co., Ltd.ADR (Insurance)	8,695	362,408
China Mobile, Ltd.ADR (Telecommunications)	18,130	1,001,501
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,330	368,165
China Telecom Corp., Ltd.ADR (Telecommunications)	2,405	123,858
China Unicom, Ltd.ADR (Telecommunications)	7,400	106,782
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	6,660	214,718
CNOOC, Ltd.ADR (Oil & Gas)	2,775	519,868
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	2,775	112,610
Ecopetrol S.A.ADR (Oil & Gas)	4,255	202,410
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	1,850	98,624
Enersis S.A.ADR (Electric)	6,660	125,740
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	3,330	377,589
Gold Fields, Ltd.ADR (Mining)	12,765	95,227
Grupo Financiero Santander Mexico S.A.B de C.V.*ADR (Banks)	11,655	188,228
Grupo Televisa S.A.ADR (Media)	7,030	178,000
HDFC Bank, Ltd.ADR (Banks)	6,660	282,650
ICICI Bank, Ltd.ADR (Banks)	4,810	225,204
Infosys Technologies, Ltd.ADR (Computers)	8,325	347,486
KB Financial Group, Inc.ADR (Diversified Financial Services)	6,660	218,448
Korea Electric Power Corp.*ADR (Electric)	9,805	140,408
Latam Airlines Group S.A.ADR (Airlines)	5,365	111,056
LG Display Co., Ltd.*ADR (Electronics)	7,770	106,604
Mobile TeleSystemsADR (Telecommunications)	8,880	183,816
PetroChina Co., Ltd.ADR (Oil & Gas)	3,700	473,081
Petroleo Brasileiro S.A.ADR (Oil & Gas)	28,675	549,125
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,480	108,736
POSCOADR (Iron/Steel)	5,735	412,863
PT Telekomunikasi IndonesiaADR (Telecommunications)	4,255	203,687
Sasol, Ltd.ADR (Chemicals)	8,880	385,570
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	8,325	285,464
SK Telecom Co., Ltd.ADR (Telecommunications)	6,290	122,592
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	64,195	1,224,841
Ultrapar Participacoes S.A.ADR (Chemicals)	7,215	192,424
Vale S.A.ADR (Iron/Steel)	23,310	398,368
TOTAL COMMON STOCKS (Cost $9,200,394)		11,942,011

Preferred Stocks (18.0%)
Banco Bradesco S.A.ADR (Banks)	36,630	607,692
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,405	133,622
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	13,135	551,933
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	8,325	106,810
Gerdau S.A.ADR (Iron/Steel)	15,540	121,989
Itau Unibanco Holding S.A.ADR (Banks)	39,775	669,413
Petroleo Brasileiro S.A.ADR (Oil & Gas)	37,185	742,584
Telefonica Brasil S.A.ADR (Telecommunications)	4,995	132,767
Vale S.A.ADR (Iron/Steel)	36,815	598,612
TOTAL PREFERRED STOCKS (Cost $2,865,200)		3,665,422

	Principal Amount	Value
Repurchase Agreements(a)(b)(16.0%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $3,256,007	$3,256,000	$3,256,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,256,000)		3,256,000

TOTAL INVESTMENT SECURITIES (Cost $15,321,594) - 92.5%		18,863,433
Net other assets (liabilities) - 7.5%		1,529,328

NET ASSETS - 100.0%		$20,392,761

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $814,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$6,969,436	$59,279
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	18,151,261	271,998
		$331,277

UltraEmerging Markets ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Airlines	$111,056	0.5%
Banks	2,073,487	10.2%
Beverages	1,042,132	5.1%
Building Materials	220,770	1.1%
Chemicals	577,994	2.8%
Computers	347,486	1.7%
Diversified Financial Services	503,912	2.5%
Electric	471,582	2.3%
Electronics	106,604	0.5%
Food	526,862	2.6%
Insurance	362,408	1.8%
Internet	397,056	1.9%
Iron/Steel	1,531,832	7.5%
Media	178,000	0.9%
Mining	225,097	1.1%
Oil & Gas	2,855,233	14.0%
Semiconductors	1,224,841	6.0%
Telecommunications	2,851,081	14.0%
Other**	4,785,328	23.5%
Total	$20,392,761	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of April 30, 2013:

	Value	% of Net Assets
Brazil	$5,207,343	25.5%
Chile	439,266	2.2%
China	3,352,719	16.4%
Colombia	302,710	1.5%
India	855,340	4.2%
Indonesia	203,687	1.0%
Mexico	1,617,211	7.9%
Philippines	108,736	0.5%
Russia	183,816	0.9%
South Africa	610,667	3.0%
South Korea	1,286,379	6.3%
Taiwan	1,439,559	7.1%
Other**	4,785,328	23.5%
Total	$20,392,761	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (46.1%)
America Movil S.A.B. de C.V.ADR (Telecommunications)	10,980	$234,752
Banco Santander Brasil S.A.ADR (Banks)	20,220	150,032
Banco Santander Chile S.A.ADR (Banks)	6,360	169,430
Bancolombia S.A.ADR (Banks)	3,540	239,906
BRF-Brazil Foods S.A.ADR (Food)	23,460	582,511
Cemex S.A.B. de C.V.*ADR (Building Materials)	13,478	151,628
Cencosud S.A.ADR (Food)	11,100	188,811
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	12,960	185,328
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	780	125,869
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	4,980	202,088
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	19,380	77,520
Compania de Minas Buenaventura S.A.ADR (Mining)	5,940	118,919
Ecopetrol S.A.ADR (Oil & Gas)	7,440	353,921
Embraer S.A.ADR (Aerospace/Defense)	4,380	152,993
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	3,240	172,724
Enersis S.A.ADR (Electric)	11,640	219,764
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,560	517,058
Grupo Financiero Santander Mexico S.A.B de C.V.*ADR (Banks)	19,320	312,018
Grupo Televisa S.A.ADR (Media)	8,880	224,842
Latam Airlines Group S.A.ADR (Airlines)	12,480	258,336
Petroleo Brasileiro S.A.ADR (Oil & Gas)	21,960	420,534
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	3,000	148,470
Tim Participacoes S.A.ADR (Telecommunications)	4,080	85,109
Ultrapar Participacoes S.A.ADR (Chemicals)	14,640	390,449
Vale S.A.ADR (Iron/Steel)	23,520	401,957
YPF S.A.ADR (Oil & Gas)	4,920	65,190
TOTAL COMMON STOCKS (Cost $3,678,935)		6,150,159

Preferred Stocks (26.1%)
Banco Bradesco S.A.ADR (Banks)	23,400	388,206
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	5,940	330,026
Companhia de Bebidas das Americas (AmBev)ADR (Beverages)	16,320	685,766
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	13,560	173,975
Gerdau S.A.ADR (Iron/Steel)	22,740	178,509
Itau Unibanco Holding S.A.ADR (Banks)	21,660	364,538
Petroleo Brasileiro S.A.ADR (Oil & Gas)	28,380	566,749
Telefonica Brasil S.A.ADR (Telecommunications)	7,380	196,160
Vale S.A.ADR (Iron/Steel)	36,960	600,970
TOTAL PREFERRED STOCKS (Cost $1,729,769)		3,484,899

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.3%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $2,837,006	$2,837,000	$2,837,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,837,000)		2,837,000

TOTAL INVESTMENT SECURITIES (Cost $8,245,704) - 93.5%		12,472,058
Net other assets (liabilities) - 6.5%		869,708

NET ASSETS - 100.0%		$13,341,766

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $521,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$5,137,773	$70,562
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	11,833,623	223,316
		$293,878

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$152,993	1.1%
Airlines	258,336	1.9%
Banks	1,624,130	12.3%
Beverages	1,530,781	11.5%
Building Materials	151,628	1.1%
Chemicals	538,919	4.0%
Electric	566,463	4.2%
Food	1,101,348	8.3%
Iron/Steel	1,258,956	9.4%
Media	224,842	1.7%
Mining	118,919	0.9%
Oil & Gas	1,406,394	10.5%
Telecommunications	516,021	3.9%
Water	185,328	1.4%
Other**	3,706,708	27.8%
Total	$13,341,766	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of April 30, 2013:

	Value	% of Net Assets
Argentina	$65,190	0.5%
Brazil	6,133,420	45.9%
Chile	1,157,535	8.7%
Colombia	593,827	4.5%
Mexico	1,566,167	11.7%
Peru	118,919	0.9%
Other**	3,706,708	27.8%
Total	$13,341,766	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (85.3%)
21Vianet Group, Inc.*ADR (Internet)	9,592	$86,712
3SBio, Inc.*ADR (Biotechnology)	6,213	102,577
51job, Inc.*ADR (Commercial Services)	2,180	125,568
7 Days Group Holdings, Ltd.*ADR (Lodging)	6,540	88,879
Aluminum Corp. of China, Ltd.*ADR (Mining)	22,127	213,526
AutoNavi Holdings, Ltd.*ADR (Software)	9,047	99,064
Baidu, Inc.*ADR (Internet)	9,374	804,758
Changyou.com, Ltd.ADR (Software)	3,270	94,830
China Eastern Airlines Corp., Ltd.*ADR (Airlines)	6,758	138,877
China Life Insurance Co., Ltd.ADR (Insurance)	17,985	749,615
China Lodging Group, Ltd.*ADR (Lodging)	5,668	86,380
China Mobile, Ltd.ADR (Telecommunications)	23,544	1,300,570
China Petroleum and Chemical Corp.ADR (Oil & Gas)	7,085	783,318
China Southern Airlines Co., Ltd.ADR (Airlines)	6,213	165,576
China Telecom Corp., Ltd.ADR (Telecommunications)	9,592	493,988
China Unicom, Ltd.ADR (Telecommunications)	32,046	462,424
CNOOC, Ltd.ADR (Oil & Gas)	5,014	939,323
Ctrip.com International, Ltd.*ADR (Internet)	15,478	340,206
Giant Interactive Group, Inc.*ADR (Internet)	22,018	164,915
Guangshen Railway Co., Ltd.ADR (Transportation)	5,886	147,091
Home Inns & Hotels Management, Inc.*ADR (Lodging)	3,161	78,772
Huaneng Power International, Inc.ADR (Electric)	8,066	374,262
Mindray Medical International, Ltd.ADR (Healthcare - Products)	8,829	348,657
Netease.com, Inc.ADR (Internet)	6,867	387,230
New Oriental Education & Technology Group, Inc.ADR (Commercial Services)	17,004	325,287
Pactera Technology International, Ltd.*ADR (Software)	18,639	94,873
Perfect World Co., Ltd.ADR (Internet)	10,573	126,665
PetroChina Co., Ltd.ADR (Oil & Gas)	6,758	864,078
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	8,938	306,573
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	71,613	260,671
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	3,924	133,494
SouFun Holdings, Ltd.ADR (Internet)	4,469	114,362
Spreadtrum Communications, Inc.ADR (Semiconductors)	8,393	183,471
TAL Education GroupADR (Commercial Services)	10,573	102,135
Trina Solar, Ltd.*ADR (Energy - Alternate Sources)	23,326	119,196
Vipshop Holdings, Ltd.*ADR (Internet)	2,943	90,615
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	11,445	218,256
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	21,146	222,244
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	35,098	88,447
Youku.com, Inc.*ADR (Internet)	15,587	315,793
TOTAL COMMON STOCKS (Cost $9,481,310)		12,143,278

	Principal Amount	Value
Repurchase Agreements(a)(b)(11.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $1,638,004	$1,638,000	$1,638,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,638,000)		1,638,000

TOTAL INVESTMENT SECURITIES (Cost $11,119,310) - 96.8%		13,781,278
Net other assets (liabilities) - 3.2%		455,332

NET ASSETS - 100.0%		$14,236,610

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $1,225,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$4,753,484	$27,002
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	11,548,427	79,013
		$106,015

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Airlines	$304,453	2.1%
Biotechnology	102,577	0.7%
Chemicals	133,494	0.9%
Coal	222,244	1.6%
Commercial Services	771,246	5.4%
Electric	374,262	2.6%
Electrical Components & Equipment	88,447	0.6%
Energy - Alternate Sources	119,196	0.8%
Healthcare - Products	348,657	2.4%
Insurance	749,615	5.3%
Internet	2,737,829	19.3%
Lodging	254,031	1.8%
Mining	213,526	1.5%
Oil & Gas	2,586,719	18.3%
Semiconductors	444,142	3.1%
Software	288,767	2.0%
Telecommunications	2,256,982	15.9%
Transportation	147,091	1.0%
Other**	2,093,332	14.7%
Total	$14,236,610	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of April 30, 2013:

	Value	% of Net Assets
China	$11,882,607	83.5%
Hong Kong	260,671	1.8%
Other**	2,093,332	14.7%
Total	$14,236,610	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(93.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $60,699,134	$60,699,000	$60,699,000

TOTAL REPURCHASE AGREEMENTS (Cost $60,699,000)		60,699,000

TOTAL INVESTMENT SECURITIES (Cost $60,699,000) - 93.6%		60,699,000
Net other assets (liabilities) - 6.4%		4,169,930

NET ASSETS - 100.0%		$64,868,930

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $5,030,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Nikkei 225 Futures Contracts expiring 6/14/13 (Underlying notional amount at value $59,363,100)	852	$7,476,474

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Japanese Yen Futures Contracts expiring 6/18/13 (Underlying notional amount at value $69,768,000)	544	$1,118,550

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$69,514,724	$365,633

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.9%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $30,414,067	$30,414,000	$30,414,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,414,000)		30,414,000

TOTAL INVESTMENT SECURITIES (Cost $30,414,000) - 100.9%		30,414,000
Net other assets (liabilities) - (0.9)%		(262,631)

NET ASSETS - 100.0%		$30,151,369

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,364,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $5,254,425)	66	$(191,879)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(14,582,356)	$(36,151)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(10,248,602)	(26,896)
		$(63,047)

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.4%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $12,615,028	$12,615,000	$12,615,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,615,000)		12,615,000

TOTAL INVESTMENT SECURITIES (Cost $12,615,000) - 102.4%		12,615,000
Net other assets (liabilities) - (2.4)%		(291,409)

NET ASSETS - 100.0%		$12,323,591

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,353,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 6/24/13 (Underlying notional amount at value $1,700,460)	18	$(32,362)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(6,841,218)	$(36,545)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,725,873)	(22,692)
		$(59,237)

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(92.4%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $13,780,030	$13,780,000	$13,780,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,780,000)		13,780,000

TOTAL INVESTMENT SECURITIES (Cost $13,780,000) - 92.4%		13,780,000
Net other assets (liabilities) - 7.6%		1,134,247

NET ASSETS - 100.0%		$14,914,247

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $1,937,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $2,708,610)	47	$(71,289)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(6,162,593)	$(36,780)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(6,010,306)	(42,812)
		$(79,592)

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(99.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $26,408,058	$26,408,000	$26,408,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,408,000)		26,408,000

TOTAL INVESTMENT SECURITIES (Cost $26,408,000) - 99.6%		26,408,000
Net other assets (liabilities) - 0.4%		111,579

NET ASSETS - 100.0%		$26,519,579

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $9,322,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P 500 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $2,388,375)	30	$(65,519)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500	$(8,946,137)	$(22,178)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P 500 ETF	(13,144,086)	(31,240)
Equity Index Swap Agreement with UBS AG, based on the S&P 500	(13,639,275)	(34,021)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P 500 ETF	(14,928,246)	(35,584)
		$(123,023)

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(93.7%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $2,742,006	$2,742,000	$2,742,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,742,000)		2,742,000

TOTAL INVESTMENT SECURITIES (Cost $2,742,000) - 93.7%		2,742,000
Net other assets (liabilities) - 6.3%		183,270

NET ASSETS - 100.0%		$2,925,270

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $972,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $463,240)	4	$(17,787)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400	$(809,855)	$(7,121)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR S&P MidCap 400 ETF	(1,108,218)	(9,348)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400	(1,485,170)	(11,683)
Equity Index Swap Agreement with UBS AG, based on the SPDR S&P MidCap 400 ETF	(1,973,832)	(15,829)
		$(43,981)

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.9%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $22,011,048	$22,011,000	$22,011,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,011,000)		22,011,000

TOTAL INVESTMENT SECURITIES (Cost $22,011,000) - 102.9%		22,011,000
Net other assets (liabilities) - (2.9)%		(627,422)

NET ASSETS - 100.0%		$21,383,578

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $5,955,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Russell 2000 Index Futures Contracts expiring 6/24/13 (Underlying notional amount at value $2,078,340)	22	$(28,123)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the iShares Russell 2000 ETF	$(14,084,139)	$(85,677)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	(9,312,211)	(49,745)
Equity Index Swap Agreement with UBS AG, based on the iShares Russell 2000 ETF	(12,610,547)	(86,695)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(4,709,030)	(25,220)
		$(247,337)

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(98.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $4,656,010	$4,656,000	$4,656,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,656,000)		4,656,000

TOTAL INVESTMENT SECURITIES (Cost $4,656,000) - 98.5%		4,656,000
Net other assets (liabilities) - 1.5%		69,788

NET ASSETS - 100.0%		$4,725,788

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $1,638,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini Dow Jones Futures Contracts expiring 6/24/13 (Underlying notional amount at value $517,160)	7	$(6,713)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(1,149,150)	$(1,491)
Equity Index Swap Agreement with Goldman Sachs International, based on the SPDR Dow Jones Industrial Average ETF	(2,984,149)	(4,629)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(1,165,517)	(1,661)
Equity Index Swap Agreement with UBS AG, based on the SPDR Dow Jones Industrial Average ETF	(3,641,573)	(5,674)
		$(13,455)

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.8%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $16,510,036	$16,510,000	$16,510,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,510,000)		16,510,000

TOTAL INVESTMENT SECURITIES (Cost $16,510,000) - 103.8%		16,510,000
Net other assets (liabilities) - (3.8)%		(608,974)

NET ASSETS - 100.0%		$15,901,026

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,357,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
E-Mini NASDAQ-100 Futures Contracts expiring 6/24/13 (Underlying notional amount at value $3,457,800)	60	$(82,842)

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(5,255,477)	$(43,825)
Equity Index Swap Agreement with Goldman Sachs International, based on the PowerShares QQQ Trust, Series 1 ETF	(12,686,506)	(171,351)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(3,334,644)	(23,753)
Equity Index Swap Agreement with UBS AG, based on the PowerShares QQQ Trust, Series 1 ETF	(7,122,033)	(94,787)
		$(333,716)

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $16,054,035	$16,054,000	$16,054,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,054,000)		16,054,000

TOTAL INVESTMENT SECURITIES (Cost $16,054,000) - 102.5%		16,054,000
Net other assets (liabilities) - (2.5)%		(392,231)

NET ASSETS - 100.0%		$15,661,769

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,447,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index	$(17,388,833)	$(13,731)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index	(14,035,277)	(10,550)
		$(24,281)

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(115.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $10,389,023	$10,389,000	$10,389,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,389,000)		10,389,000

TOTAL INVESTMENT SECURITIES (Cost $10,389,000) - 115.5%		10,389,000
Net other assets (liabilities) - (15.5)%		(1,396,794)

NET ASSETS - 100.0%		$8,992,206

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $431,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(3,715,598)	$(101,324)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(14,327,203)	(214,969)
		$(316,293)

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(123.3%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $3,273,007	$3,273,000	$3,273,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,273,000)		3,273,000

TOTAL INVESTMENT SECURITIES (Cost $3,273,000) - 123.3%		3,273,000
Net other assets (liabilities) - (23.3)%		(618,735)

NET ASSETS - 100.0%		$2,654,265

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $134,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Latin America 35 ADR Index	$(1,611,348)	$(37,304)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Latin America 35 ADR Index	(3,695,608)	(88,845)
		$(126,149)

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.2%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $2,038,004	$2,038,000	$2,038,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,038,000)		2,038,000

TOTAL INVESTMENT SECURITIES (Cost $2,038,000) - 104.2%		2,038,000
Net other assets (liabilities) - (4.2)%		(81,884)

NET ASSETS - 100.0%		$1,956,116

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $240,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon China Select ADR Index	$(3,902,751)	$(28,312)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon China Select ADR Index	(24,682)	(170)
		$(28,482)

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(89.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $2,222,005	$2,222,000	$2,222,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,222,000)		2,222,000

TOTAL INVESTMENT SECURITIES (Cost $2,222,000) - 89.6%		2,222,000
Net other assets (liabilities) - 10.4%		256,867

NET ASSETS - 100.0%		$2,478,867

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $310,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
Japanese Yen Futures Contracts expiring 6/18/13 (Underlying notional amount at value $2,693,250)	21	$33,747

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Sold
Nikkei 225 Futures Contracts expiring 6/14/13 (Underlying notional amount at value $2,299,275)	33	$7,028

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the MAXIS Nikkei 225 Index ETF	$(2,485,090)	$(13,167)

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (72.5%)
Associated Banc-Corp. (Banks)	1,651	$23,560
BancorpSouth, Inc. (Banks)	889	14,224
Bank of America Corp. (Banks)	110,236	1,357,005
Bank of Hawaii Corp. (Banks)	508	24,227
BB&T Corp. (Banks)	7,112	218,836
BOK Financial Corp. (Banks)	254	15,872
CapitalSource, Inc. (Banks)	2,159	19,323
Capitol Federal Financial, Inc. (Savings & Loans)	1,397	16,540
Cathay Bancorp, Inc. (Banks)	762	15,019
Citigroup, Inc. (Banks)	30,988	1,445,900
City National Corp. (Banks)	508	29,073
Comerica, Inc. (Banks)	1,905	69,056
Commerce Bancshares, Inc. (Banks)	762	30,564
Cullen/Frost Bankers, Inc. (Banks)	635	38,360
East West Bancorp, Inc. (Banks)	1,397	33,989
F.N.B. Corp. (Banks)	1,397	15,912
Fifth Third Bancorp (Banks)	8,890	151,397
First Financial Bankshares, Inc. (Banks)	254	12,550
First Horizon National Corp. (Banks)	2,540	26,420
First Niagara Financial Group, Inc. (Savings & Loans)	3,556	33,818
First Republic Bank (Banks)	635	24,118
FirstMerit Corp. (Banks)	1,778	30,457
Fulton Financial Corp. (Banks)	2,032	22,474
Glacier Bancorp, Inc. (Banks)	762	14,059
Hancock Holding Co. (Banks)	889	24,243
Hudson City Bancorp, Inc. (Savings & Loans)	4,826	40,104
Huntington Bancshares, Inc. (Banks)	8,636	61,920
IBERIABANK Corp. (Banks)	254	11,587
International Bancshares Corp. (Banks)	508	9,855
J.P. Morgan Chase & Co. (Banks)	38,989	1,910,852
KeyCorp (Banks)	9,398	93,698
M&T Bank Corp. (Banks)	1,270	127,254
MB Financial, Inc. (Banks)	508	12,578
National Penn Bancshares, Inc. (Banks)	1,143	11,190
New York Community Bancorp (Savings & Loans)	4,445	60,229
Old National Bancorp (Banks)	1,016	12,375
PacWest Bancorp (Banks)	381	10,565
Park National Corp. (Banks)	127	8,684
People’s United Financial, Inc. (Savings & Loans)	3,429	45,126
PNC Financial Services Group (Banks)	5,334	362,072
Popular, Inc.* (Banks)	1,016	28,946
PrivateBancorp, Inc. (Banks)	635	12,179
Prosperity Bancshares, Inc. (Banks)	508	23,338
Regions Financial Corp. (Banks)	14,351	121,840
Signature Bank* (Banks)	508	36,378
SunTrust Banks, Inc. (Banks)	5,461	159,734
Susquehanna Bancshares, Inc. (Banks)	1,905	22,231
SVB Financial Group* (Banks)	508	36,124
Synovus Financial Corp. (Banks)	8,001	21,523
TCF Financial Corp. (Banks)	1,651	24,022
Texas Capital Bancshares, Inc.* (Banks)	381	15,872
TFS Financial Corp.* (Savings & Loans)	762	8,283
Trustmark Corp. (Banks)	635	15,589
U.S. Bancorp (Banks)	19,050	633,984
UMB Financial Corp. (Banks)	381	19,180
Umpqua Holdings Corp. (Banks)	1,143	13,716
United Bankshares, Inc. (Banks)	508	12,857
Valley National Bancorp (Banks)	2,032	18,268
Washington Federal, Inc. (Savings & Loans)	1,016	17,445
Webster Financial Corp. (Banks)	762	17,808
Wells Fargo & Co. (Banks)	49,911	1,895,620
Westamerica Bancorp (Banks)	254	11,021
Wintrust Financial Corp. (Banks)	381	13,663
Zions Bancorp (Banks)	1,905	46,901
TOTAL COMMON STOCKS (Cost $4,205,008)		9,711,607

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.3%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $3,394,007	$3,394,000	$3,394,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,394,000)		3,394,000

TOTAL INVESTMENT SECURITIES (Cost $7,599,008) - 97.8%		13,105,607
Net other assets (liabilities) - 2.2%		294,268

NET ASSETS - 100.0%		$13,399,875

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,077,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$5,718,233	$86,728
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Banks Index	4,669,580	89,742
		$176,470

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Banks	$9,490,062	70.8%
Savings & Loans	221,545	1.7%
Other**	3,688,268	27.5%
Total	$13,399,875	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (64.3%)
Air Products & Chemicals, Inc. (Chemicals)	4,278	$372,015
Airgas, Inc. (Chemicals)	1,426	137,823
Albemarle Corp. (Chemicals)	1,798	110,128
Alcoa, Inc. (Mining)	21,948	186,558
Allegheny Technologies, Inc. (Iron/Steel)	2,232	60,219
Allied Nevada Gold Corp.* (Mining)	1,674	17,912
Alpha Natural Resources, Inc.* (Coal)	4,526	33,583
Arch Coal, Inc. (Coal)	4,340	21,049
Ashland, Inc. (Chemicals)	1,488	126,792
Avery Dennison Corp. (Household Products/Wares)	2,046	84,807
Axiall Corp. (Chemicals)	1,426	74,794
Cabot Corp. (Chemicals)	1,240	46,574
Carpenter Technology Corp. (Iron/Steel)	930	41,813
Celanese Corp. - Series A (Chemicals)	3,286	162,361
CF Industries Holdings, Inc. (Chemicals)	1,302	242,836
Chemtura Corp.* (Chemicals)	1,984	42,180
Cliffs Natural Resources, Inc. (Iron/Steel)	3,100	66,154
Coeur d’Alene Mines Corp.* (Mining)	2,108	32,126
Commercial Metals Co. (Iron/Steel)	2,418	35,351
Compass Minerals International, Inc. (Mining)	682	59,020
CONSOL Energy, Inc. (Coal)	4,712	158,512
Cytec Industries, Inc. (Chemicals)	930	67,760
Domtar Corp. (Forest Products & Paper)	744	51,715
E.I. du Pont de Nemours & Co. (Chemicals)	19,220	1,047,681
Eastman Chemical Co. (Chemicals)	3,162	210,747
FMC Corp. (Chemicals)	2,852	173,116
Freeport-McMoRan Copper & Gold, Inc. (Mining)	19,530	594,298
Fuller (H.B.) Co. (Chemicals)	1,054	39,947
Hecla Mining Co. (Mining)	5,890	20,026
Huntsman Corp. (Chemicals)	3,968	74,836
International Flavors & Fragrances, Inc. (Chemicals)	1,674	129,216
International Paper Co. (Forest Products & Paper)	9,052	425,263
Intrepid Potash, Inc. (Chemicals)	1,116	20,546
Kaiser Aluminum Corp. (Mining)	372	23,436
LyondellBasell Industries N.V. - Class A (Chemicals)	7,812	474,189
Minerals Technologies, Inc. (Chemicals)	744	30,229
Molycorp, Inc.* (Mining)	2,728	15,932
NewMarket Corp. (Chemicals)	248	66,638
Newmont Mining Corp. (Mining)	10,230	331,452
Nucor Corp. (Iron/Steel)	6,510	283,966
Olin Corp. (Chemicals)	1,674	40,461
Peabody Energy Corp. (Coal)	5,518	110,691
PolyOne Corp. (Chemicals)	2,046	46,096
Polypore International, Inc.* (Miscellaneous Manufacturing)	930	38,995
PPG Industries, Inc. (Chemicals)	2,914	428,766
Praxair, Inc. (Chemicals)	6,076	694,487
Reliance Steel & Aluminum Co. (Iron/Steel)	1,550	100,859
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,984	29,026
Rockwood Holdings, Inc. (Chemicals)	1,612	104,603
Royal Gold, Inc. (Mining)	1,364	75,811
RPM, Inc. (Chemicals)	2,728	88,387
Sensient Technologies Corp. (Chemicals)	1,054	41,475
Sigma-Aldrich Corp. (Chemicals)	2,480	195,151
Steel Dynamics, Inc. (Iron/Steel)	4,526	68,071
Stillwater Mining Co.* (Mining)	2,418	30,079
The Dow Chemical Co. (Chemicals)	24,738	838,865
The Mosaic Co. (Chemicals)	5,704	351,309
United States Steel Corp. (Iron/Steel)	2,976	52,973
W.R. Grace & Co.* (Chemicals)	1,488	114,740
Walter Energy, Inc. (Coal)	1,302	23,332
Westlake Chemical Corp. (Chemicals)	434	36,083
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,116	35,913
TOTAL COMMON STOCKS (Cost $5,083,976)		9,739,773

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $4,924,011	$4,924,000	$4,924,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,924,000)		4,924,000

TOTAL INVESTMENT SECURITIES (Cost $10,007,976) - 96.8%		14,663,773
Net other assets (liabilities) - 3.2%		488,338

NET ASSETS - 100.0%		$15,152,111

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,485,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Basic Materials Index	$5,597,757	$198,182
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic Materials Index	7,394,050	160,664
		$358,846

Basic Materials UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Chemicals	$6,630,831	43.7%
Coal	347,167	2.3%
Forest Products & Paper	506,004	3.3%
Household Products/Wares	84,807	0.6%
Iron/Steel	709,406	4.7%
Metal Fabricate/Hardware	35,913	0.2%
Mining	1,386,650	9.2%
Miscellaneous Manufacturing	38,995	0.3%
Other**	5,412,338	35.7%
Total	$15,152,111	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (63.3%)
AbbVie, Inc. (Pharmaceuticals)	597,800	$27,528,690
Acorda Therapeutics, Inc.* (Biotechnology)	15,680	620,458
Alexion Pharmaceuticals, Inc.* (Biotechnology)	73,500	7,203,000
Amgen, Inc. (Biotechnology)	283,220	29,514,355
Arena Pharmaceuticals, Inc.* (Biotechnology)	82,320	678,317
Biogen Idec, Inc.* (Biotechnology)	89,180	19,524,177
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	50,960	3,342,976
Celgene Corp.* (Biotechnology)	158,760	18,744,793
Charles River Laboratories International, Inc.* (Biotechnology)	18,620	809,784
Cubist Pharmaceuticals, Inc.* (Biotechnology)	24,500	1,125,040
Gilead Sciences, Inc.* (Biotechnology)	576,240	29,180,794
Illumina, Inc.* (Biotechnology)	47,040	3,043,018
Incyte Corp.* (Biotechnology)	50,960	1,128,764
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	38,220	855,746
Life Technologies Corp.* (Biotechnology)	64,680	4,766,269
Medivation, Inc.* (Pharmaceuticals)	28,420	1,498,018
Myriad Genetics, Inc.* (Biotechnology)	30,380	846,083
Nektar Therapeutics* (Pharmaceuticals)	43,120	467,421
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	27,440	2,601,312
PDL BioPharma, Inc. (Biotechnology)	52,920	409,601
Pharmacyclics, Inc.* (Pharmaceuticals)	18,620	1,517,530
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	28,420	6,114,279
Seattle Genetics, Inc.* (Biotechnology)	39,200	1,448,440
Techne Corp. (Healthcare - Products)	12,740	817,144
United Therapeutics Corp.* (Biotechnology)	17,640	1,177,999
Vertex Pharmaceuticals, Inc.* (Biotechnology)	82,320	6,323,822
TOTAL COMMON STOCKS (Cost $143,384,655)		171,287,830

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.1%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $105,612,232	$105,612,000	$105,612,000

TOTAL REPURCHASE AGREEMENTS (Cost $105,612,000)		105,612,000

TOTAL INVESTMENT SECURITIES (Cost $248,996,655) - 102.4%		276,899,830
Net other assets (liabilities) - (2.4)%		(6,561,272)

NET ASSETS - 100.0%		$270,338,558

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $50,028,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$117,381,018	$(2,782,185)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Biotechnology Index	116,603,255	(2,838,675)
		$(5,620,860)

Biotechnology UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Biotechnology	$132,658,993	49.0%
Healthcare - Products	817,144	0.3%
Pharmaceuticals	37,811,693	14.0%
Other**	99,050,728	36.7%
Total	$270,338,558	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (59.5%)
Activision Blizzard, Inc. (Software)	1,628	$24,339
Altria Group, Inc. (Agriculture)	7,733	282,332
Archer-Daniels-Midland Co. (Agriculture)	2,516	85,393
Avon Products, Inc. (Cosmetics/Personal Care)	1,665	38,561
B&G Foods, Inc. - Class A (Food)	185	5,709
Beam, Inc. (Beverages)	629	40,703
BorgWarner, Inc.* (Auto Parts & Equipment)	444	34,707
Briggs & Stratton Corp. (Machinery - Diversified)	185	4,161
Brown-Forman Corp. - Class B (Beverages)	592	41,736
Brunswick Corp. (Leisure Time)	333	10,543
Bunge, Ltd. (Agriculture)	555	40,077
Campbell Soup Co. (Food)	703	32,626
Carter’s, Inc.* (Apparel)	185	12,097
Church & Dwight, Inc. (Household Products/Wares)	518	33,095
Clorox Co. (Household Products/Wares)	518	44,678
Coach, Inc. (Apparel)	1,073	63,157
Coca-Cola Co. (Beverages)	14,726	623,352
Coca-Cola Enterprises, Inc. (Beverages)	999	36,593
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,702	203,236
ConAgra Foods, Inc. (Food)	1,591	56,274
Constellation Brands, Inc.* (Beverages)	592	29,215
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	259	6,447
Crocs, Inc.* (Apparel)	333	5,335
D.R. Horton, Inc. (Home Builders)	1,073	27,983
Dana Holding Corp. (Auto Parts & Equipment)	555	9,574
Darling International, Inc.* (Environmental Control)	444	8,218
Dean Foods Co.* (Food)	703	13,455
Deckers Outdoor Corp.* (Apparel)	148	8,158
Delphi Automotive PLC (Auto Components)	1,110	51,293
Dr. Pepper Snapple Group, Inc. (Beverages)	777	37,941
Electronic Arts, Inc.* (Software)	1,147	20,199
Energizer Holdings, Inc. (Electrical Components & Equipment)	222	21,443
Fifth & Pacific Cos., Inc.* (Retail)	444	9,155
Flowers Foods, Inc. (Food)	444	14,625
Ford Motor Co. (Auto Manufacturers)	15,059	206,459
Fossil, Inc.* (Distribution/Wholesale)	222	21,783
Fresh Del Monte Produce, Inc. (Food)	148	3,761
General Mills, Inc. (Food)	2,479	124,991
General Motors Co.* (Auto Manufacturers)	2,923	90,146
Gentex Corp. (Electronics)	555	12,488
Genuine Parts Co. (Distribution/Wholesale)	592	45,186
Green Mountain Coffee Roasters, Inc.* (Beverages)	481	27,609
Hanesbrands, Inc.* (Apparel)	370	18,559
Harley-Davidson, Inc. (Leisure Time)	851	46,507
Harman International Industries, Inc. (Home Furnishings)	259	11,580
Hasbro, Inc. (Toys/Games/Hobbies)	444	21,032
Heinz (H.J.) Co. (Food)	1,221	88,425
Herbalife, Ltd. (Pharmaceuticals)	407	16,162
Herman Miller, Inc. (Office Furnishings)	222	5,570
Hillshire Brands Co. (Food)	481	17,273
HNI Corp. (Office Furnishings)	185	6,370
Hormel Foods Corp. (Food)	518	21,378
Iconix Brand Group, Inc.* (Apparel)	259	7,420
Ingredion, Inc. (Food)	296	21,315
Jarden Corp.* (Household Products/Wares)	407	18,319
Johnson Controls, Inc. (Auto Parts & Equipment)	2,627	91,971
Kellogg Co. (Food)	962	62,568
Kimberly-Clark Corp. (Household Products/Wares)	1,480	152,721
Kraft Foods Group, Inc. (Food)	2,294	118,118
Lancaster Colony Corp. (Food)	74	5,841
Lear Corp. (Auto Parts & Equipment)	370	21,379
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	555	17,893
Lennar Corp. - Class A (Home Builders)	629	25,927
LKQ Corp.* (Distribution/Wholesale)	1,147	27,620
Lorillard, Inc. (Agriculture)	1,443	61,890
M.D.C. Holdings, Inc. (Home Builders)	148	5,565
Mattel, Inc. (Toys/Games/Hobbies)	1,332	60,819
McCormick & Co., Inc. (Food)	518	37,265
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	777	63,007
Michael Kors Holdings, Ltd.* (Retail)	666	37,923
Mohawk Industries, Inc.* (Textiles)	222	24,615
Molson Coors Brewing Co. - Class B (Beverages)	592	30,547
Mondelez International, Inc. - Class A (Food)	6,845	215,274
Monsanto Co. (Chemicals)	2,072	221,331
Monster Beverage Corp.* (Beverages)	555	31,302
Newell Rubbermaid, Inc. (Housewares)	1,110	29,237
NIKE, Inc. - Class B (Apparel)	2,775	176,491
Nu Skin Enterprises, Inc. - Class A (Retail)	185	9,385
PepsiCo, Inc. (Beverages)	5,920	488,222
Philip Morris International, Inc. (Agriculture)	6,327	604,797
Polaris Industries, Inc. (Leisure Time)	259	22,323
Pool Corp. (Distribution/Wholesale)	185	9,069
Post Holdings, Inc.* (Food)	111	4,861
Procter & Gamble Co. (Cosmetics/Personal Care)	10,508	806,699
PulteGroup, Inc.* (Home Builders)	1,295	27,182
PVH Corp. (Retail)	296	34,161
Ralph Lauren Corp. (Apparel)	222	40,311
Reynolds American, Inc. (Agriculture)	1,221	57,900
Smithfield Foods, Inc.* (Food)	481	12,314
Snap-on, Inc. (Hand/Machine Tools)	222	19,136
Stanley Black & Decker, Inc. (Hand/Machine Tools)	629	47,055

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Steven Madden, Ltd.* (Apparel)	148	$7,197
Take-Two Interactive Software, Inc.* (Software)	370	5,646
Tempur-Pedic International, Inc.* (Home Furnishings)	222	10,767
Tenneco, Inc.* (Auto Parts & Equipment)	222	8,585
Tesla Motors, Inc.* (Auto Manufacturers)	259	13,983
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	925	64,149
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	925	11,558
The Hain Celestial Group, Inc.* (Food)	185	12,071
The Hershey Co. (Food)	592	52,783
The JM Smucker Co. - Class A (Food)	407	42,015
The Middleby Corp.* (Machinery - Diversified)	74	11,069
The Ryland Group, Inc. (Home Builders)	185	8,336
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	148	6,712
Thor Industries, Inc. (Home Builders)	185	6,862
TiVo, Inc.* (Home Furnishings)	481	5,637
Toll Brothers, Inc.* (Home Builders)	592	20,312
TreeHouse Foods, Inc.* (Food)	148	9,429
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	407	24,448
Tupperware Corp. (Household Products/Wares)	222	17,827
Tyson Foods, Inc. - Class A (Food)	1,073	26,428
Under Armour, Inc.* - Class A (Apparel)	296	16,896
Universal Corp. (Agriculture)	74	4,259
V.F. Corp. (Apparel)	333	59,347
Visteon Corp.* (Auto Parts & Equipment)	185	10,876
WABCO Holdings, Inc.* (Auto Parts & Equipment)	259	18,708
Whirlpool Corp. (Home Furnishings)	296	33,827
Wolverine World Wide, Inc. (Apparel)	185	8,837
TOTAL COMMON STOCKS (Cost $6,186,254)		7,030,026

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.8%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $3,881,009	$3,881,000	$3,881,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,881,000)		3,881,000

TOTAL INVESTMENT SECURITIES (Cost $10,067,254) - 92.3%		10,911,026
Net other assets (liabilities) - 7.7%		913,422

NET ASSETS - 100.0%		$11,824,448

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $1,746,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Goods Index	$4,752,516	$7,875
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Goods Index	5,893,775	(2,569)
		$5,306

Consumer Goods UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Agriculture	$1,136,648	9.6%
Apparel	423,805	3.6%
Auto Components	51,293	0.4%
Auto Manufacturers	310,588	2.6%
Auto Parts & Equipment	238,253	2.0%
Beverages	1,387,220	11.8%
Chemicals	221,331	1.9%
Cosmetics/Personal Care	1,112,645	9.4%
Distribution/Wholesale	103,658	0.9%
Electrical Components & Equipment	21,443	0.2%
Electronics	12,488	0.1%
Environmental Control	8,218	0.1%
Food	998,799	8.4%
Hand/Machine Tools	66,191	0.6%
Home Builders	122,167	1.0%
Home Furnishings	61,811	0.5%
Household Products/Wares	273,352	2.3%
Housewares	29,237	0.2%
Leisure Time	79,373	0.7%
Machinery - Diversified	15,230	0.1%
Miscellaneous Manufacturing	17,893	0.2%
Office Furnishings	11,940	0.1%
Pharmaceuticals	79,169	0.7%
Retail	90,624	0.8%
Software	50,184	0.4%
Textiles	24,615	0.2%
Toys/Games/Hobbies	81,851	0.7%
Other**	4,794,422	40.5%
Total	$11,824,448	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (58.2%)
Aaron’s, Inc. (Commercial Services)	400	$11,484
Abercrombie & Fitch Co. - Class A (Retail)	480	23,789
Acxiom Corp.* (Software)	400	7,956
Advance Auto Parts, Inc. (Retail)	400	33,552
Aeropostale, Inc.* (Retail)	480	7,037
Alaska Air Group, Inc.* (Airlines)	400	24,656
Amazon.com, Inc.* (Internet)	2,160	548,229
AMC Networks, Inc.* - Class A (Media)	320	20,163
American Eagle Outfitters, Inc. (Retail)	1,040	20,228
AmerisourceBergen Corp. (Pharmaceuticals)	1,360	73,603
ANN, Inc.* (Retail)	320	9,453
Apollo Group, Inc.* - Class A (Commercial Services)	560	10,287
Arbitron, Inc. (Commercial Services)	160	7,470
Ascena Retail Group, Inc.* (Retail)	720	13,320
AutoNation, Inc.* (Retail)	240	10,922
AutoZone, Inc.* (Retail)	240	98,182
Avis Budget Group, Inc.* (Commercial Services)	640	18,458
Bally Technologies, Inc.* (Entertainment)	240	12,787
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	320	12,202
Bed Bath & Beyond, Inc.* (Retail)	1,360	93,568
Best Buy Co., Inc. (Retail)	1,600	41,584
Big Lots, Inc.* (Retail)	320	11,654
Bob Evans Farms, Inc. (Retail)	160	6,934
Brinker International, Inc. (Retail)	400	15,560
Cabela’s, Inc.* (Retail)	240	15,408
Cablevision Systems Corp. NY - Class A (Media)	1,280	19,021
Cardinal Health, Inc. (Pharmaceuticals)	2,000	88,440
CarMax, Inc.* (Retail)	1,360	62,614
Carnival Corp. - Class A (Leisure Time)	2,640	91,106
Casey’s General Stores, Inc. (Retail)	240	13,898
CBS Corp. - Class B (Media)	3,440	157,483
Charter Communications, Inc.* - Class A (Media)	480	48,355
Chemed Corp. (Commercial Services)	80	6,530
Chico’s FAS, Inc. (Retail)	960	17,539
Chipotle Mexican Grill, Inc.* (Leisure Time)	160	58,110
Choice Hotels International, Inc. (Lodging)	160	6,250
Cinemark Holdings, Inc. (Entertainment)	640	19,770
Comcast Corp. - Class A (Media)	15,600	644,280
Copart, Inc.* (Retail)	640	22,560
Costco Wholesale Corp. (Retail)	2,560	277,581
Cracker Barrel Old Country Store, Inc. (Retail)	160	13,238
CVS Caremark Corp. (Retail)	7,280	423,550
Darden Restaurants, Inc. (Retail)	800	41,304
Delta Air Lines, Inc.* (Airlines)	5,040	86,385
DeVry, Inc. (Commercial Services)	320	8,963
Dick’s Sporting Goods, Inc. (Retail)	560	26,936
Dillards, Inc. - Class A (Multiline Retail)	160	13,185
DIRECTV* - Class A (Media)	3,360	190,043
Discovery Communications, Inc.* - Class A (Media)	1,440	113,501
DISH Network Corp. - Class A (Media)	1,200	47,028
Dolby Laboratories, Inc. - Class A (Electronics)	320	10,512
Dollar General Corp.* (Retail)	1,760	91,678
Dollar Tree, Inc.* (Retail)	1,360	64,682
Domino’s Pizza, Inc. (Retail)	320	17,664
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	400	7,712
DSW, Inc. - Class A (Retail)	160	10,579
Dun & Bradstreet Corp. (Software)	240	21,228
Dunkin’ Brands Group, Inc. (Food)	400	15,524
eBay, Inc.* (Internet)	6,880	360,443
Expedia, Inc. (Internet)	560	31,270
Express, Inc.* (Retail)	560	10,198
FactSet Research Systems, Inc. (Media)	240	22,577
Family Dollar Stores, Inc. (Retail)	560	34,367
Foot Locker, Inc. (Retail)	880	30,686
GameStop Corp. - Class A (Retail)	720	25,128
Gannett Co., Inc. (Media)	1,360	27,418
Genesco, Inc.* (Retail)	160	9,848
GNC Holdings, Inc. - Class A (Retail)	400	18,132
Group 1 Automotive, Inc. (Retail)	160	9,677
GUESS?, Inc. (Retail)	400	11,072
H & R Block, Inc. (Commercial Services)	1,600	44,385
Harris Teeter Supermarkets, Inc. (Food)	320	13,373
Hertz Global Holdings, Inc.* (Road & Rail)	2,160	52,013
Hillenbrand, Inc. (Commercial Services)	400	10,052
HSN, Inc. (Retail)	240	12,619
Hyatt Hotels Corp.* - Class A (Lodging)	320	13,658
IHS, Inc.* - Class A (Professional Services)	320	31,178
International Game Technology (Leisure Time)	1,520	25,764
J.C. Penney Co., Inc.* (Retail)	880	14,450
Jack in the Box, Inc.* (Retail)	240	8,604
JetBlue Airways Corp.* (Airlines)	1,360	9,370
John Wiley & Sons, Inc. (Media)	240	9,161
Kohls Corp. (Retail)	1,280	60,237
Kroger Co. (Food)	3,040	104,515
L Brands, Inc. (Retail)	1,440	72,590
Lamar Advertising Co.* - Class A (Advertising)	320	14,982
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,080	117,000
Liberty Global, Inc.* - Class A (Media)	1,440	104,213
Liberty Media Corp.* (Media)	640	73,523
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,040	64,722
Liberty Ventures* (Internet)	160	11,755
Life Time Fitness, Inc.* (Leisure Time)	240	11,083
Live Nation, Inc.* (Commercial Services)	800	10,104
Lowe’s Cos., Inc. (Retail)	6,560	252,035
Macy’s, Inc. (Retail)	2,320	103,472
Madison Square Garden, Inc.* - Class A (Entertainment)	400	24,108

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott International, Inc. - Class A (Leisure Time)	1,440	$62,013
Marriott Vacations Worldwide Corp.* (Entertainment)	160	7,277
McDonald’s Corp. (Retail)	5,920	604,670
McKesson Corp. (Pharmaceuticals)	1,360	143,915
Meredith Corp. (Media)	240	9,317
MGM Resorts International* (Hotels, Restaurants & Leisure)	2,160	30,499
Morningstar, Inc. (Media)	160	10,562
Neilsen Holdings N.V. (Media)	960	33,235
Netflix, Inc.* (Internet)	320	69,142
News Corp. - Class A (Media)	11,760	364,207
Nordstrom, Inc. (Retail)	880	49,799
Omnicare, Inc. (Pharmaceuticals)	640	28,013
Omnicom Group, Inc. (Media)	1,520	90,850
OpenTable, Inc.* (Internet)	160	8,862
O’Reilly Automotive, Inc.* (Retail)	640	68,685
Orient-Express Hotels, Ltd.* - Class A (Lodging)	560	5,656
Panera Bread Co.* - Class A (Hotels, Restaurants & Leisure)	160	28,357
Papa John’s International, Inc.* (Retail)	80	5,040
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	400	23,420
PetSmart, Inc. (Retail)	640	43,674
Pier 1 Imports, Inc. (Retail)	640	14,854
Priceline.com, Inc.* (Internet)	320	222,717
Regal Entertainment Group - Class A (Media)	480	8,611
Regis Corp. (Retail)	320	6,000
Rent-A-Center, Inc. (Commercial Services)	320	11,178
Rite Aid Corp.* (Retail)	4,240	11,236
Rollins, Inc. (Commercial Services)	400	9,728
Ross Stores, Inc. (Retail)	1,280	84,570
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	880	32,146
Safeway, Inc. (Food)	1,440	32,429
Saks, Inc.* (Retail)	560	6,468
Sally Beauty Holdings, Inc.* (Specialty Retail)	880	26,453
Scripps Networks Interactive - Class A (Media)	480	31,958
Sears Holdings Corp. (Multiline Retail)	240	12,322
Service Corp. International (Commercial Services)	1,280	21,606
Shutterfly, Inc.* (Internet)	160	7,125
Signet Jewelers, Ltd. (Retail)	480	32,990
Sirius XM Radio, Inc. (Media)	18,960	61,620
Six Flags Entertainment Corp. (Entertainment)	320	23,318
Sotheby’s - Class A (Commercial Services)	400	14,192
Southwest Airlines Co. (Airlines)	4,320	59,184
Staples, Inc. (Retail)	4,000	52,960
Starbucks Corp. (Retail)	4,400	267,696
Starwood Hotels & Resorts Worldwide, Inc. (Leisure Time)	1,120	72,262
Starz - Liberty Capital* (Media)	640	14,963
Sysco Corp. (Food)	3,440	119,918
Target Corp. (Retail)	3,840	270,950
The Buckle, Inc. (Retail)	160	7,768
The Cheesecake Factory, Inc. (Retail)	320	12,742
The Children’s Place Retail Stores, Inc.* (Retail)	160	7,827
The Fresh Market, Inc.* (Food)	240	9,823
The Gap, Inc. (Retail)	1,760	66,862
The Home Depot, Inc. (Retail)	8,800	645,481
The Interpublic Group of Cos., Inc. (Media)	2,480	34,323
The Men’s Wearhouse, Inc. (Retail)	320	10,720
The New York Times Co.* - Class A (Media)	720	6,379
The Wendy’s Co. (Retail)	1,680	9,559
Tiffany & Co. (Retail)	720	53,050
Time Warner Cable, Inc. (Media)	1,760	165,246
Time Warner, Inc. (Media)	5,520	329,986
TJX Cos., Inc. (Retail)	4,320	210,686
Tractor Supply Co. (Retail)	400	42,868
TripAdvisor, Inc.* (Internet)	640	33,652
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	320	28,048
United Continental Holdings, Inc.* (Airlines)	2,000	64,600
United Natural Foods, Inc.* (Food)	320	15,981
Urban Outfitters, Inc.* (Retail)	640	26,522
US Airways Group, Inc.* (Airlines)	960	16,224
Vail Resorts, Inc. (Entertainment)	240	14,472
Valassis Communications, Inc. (Commercial Services)	240	6,151
ValueClick, Inc.* (Internet)	400	12,344
VCA Antech, Inc.* (Pharmaceuticals)	560	13,496
Viacom, Inc. - Class B (Media)	2,720	174,053
Vitamin Shoppe, Inc.* (Retail)	160	7,864
Walgreen Co. (Retail)	5,040	249,530
Wal-Mart Stores, Inc. (Retail)	9,840	764,766
Walt Disney Co. (Media)	10,640	668,618
Washington Post Co. - Class B (Media)	80	35,467
Weight Watchers International, Inc. (Commercial Services)	160	6,747
Whole Foods Market, Inc. (Food)	1,040	91,853
Williams-Sonoma, Inc. (Retail)	480	25,766
WMS Industries, Inc.* (Leisure Time)	320	8,122
Wyndham Worldwide Corp. (Leisure Time)	800	48,064
Wynn Resorts, Ltd. (Lodging)	480	65,904
YUM! Brands, Inc. (Leisure Time)	2,640	179,837
TOTAL COMMON STOCKS (Cost $10,454,475)		13,133,565

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.7%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $8,977,020	$8,977,000	$8,977,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,977,000)		8,977,000

TOTAL INVESTMENT SECURITIES (Cost $19,431,475) - 97.9%		22,110,565
Net other assets (liabilities) - 2.1%		475,659

NET ASSETS - 100.0%		$22,586,224

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $3,704,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Consumer Services Index	$10,594,630	$53,849
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer Services Index	10,149,561	56,105
		$109,954

Consumer Services UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Advertising	$14,982	0.1%
Airlines	260,419	1.2%
Commercial Services	197,335	0.9%
Distribution/Wholesale	12,202	0.1%
Electronics	10,512	NM
Entertainment	109,444	0.5%
Food	403,416	1.8%
Hotels, Restaurants & Leisure	231,422	1.0%
Internet	1,370,261	6.1%
Leisure Time	556,361	2.5%
Lodging	91,468	0.4%
Media	3,516,161	15.6%
Multiline Retail	25,507	0.1%
Pharmaceuticals	347,467	1.5%
Professional Services	31,178	0.1%
Retail	5,847,780	25.9%
Road & Rail	52,013	0.2%
Software	29,184	0.1%
Specialty Retail	26,453	0.1%
Other**	9,452,659	41.8%
Total	$22,586,224	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (60.3%)
ACE, Ltd. (Insurance)	1,128	$100,550
Affiliated Managers Group, Inc.* (Diversified Financial Services)	141	21,951
AFLAC, Inc. (Insurance)	1,692	92,112
Alexander & Baldwin, Inc.* (Real Estate)	141	4,802
Alexandria Real Estate Equities, Inc. (REIT)	282	20,521
Allied World Assurance Co. Holdings, Ltd. (Insurance)	141	12,804
Allstate Corp. (Insurance)	1,692	83,348
American Campus Communities, Inc. (REIT)	423	18,883
American Capital Agency Corp. (REIT)	1,410	46,967
American Express Co. (Diversified Financial Services)	3,384	231,499
American Financial Group, Inc. (Insurance)	282	13,612
American International Group, Inc.* (Insurance)	5,217	216,089
American Tower Corp. (REIT)	1,410	118,426
Ameriprise Financial, Inc. (Diversified Financial Services)	705	52,544
Annaly Mortgage Management, Inc. (REIT)	3,384	53,941
Aon PLC (Insurance)	1,128	68,075
Apartment Investment and Management Co. - Class A (REIT)	564	17,546
Arch Capital Group, Ltd.* (Insurance)	423	22,444
Argo Group International Holdings, Ltd. (Insurance)	141	5,844
ARMOUR Residential REIT, Inc. (REIT)	1,269	8,236
Arthur J. Gallagher & Co. (Insurance)	423	17,956
Aspen Insurance Holdings, Ltd. (Insurance)	282	10,770
Associated Banc-Corp. (Banks)	564	8,048
Assurant, Inc. (Insurance)	282	13,406
Assured Guaranty, Ltd. (Insurance)	705	14,544
AvalonBay Communities, Inc. (REIT)	423	56,276
Axis Capital Holdings, Ltd. (Insurance)	423	18,878
BancorpSouth, Inc. (Banks)	282	4,512
Bank of America Corp. (Banks)	37,929	466,906
Bank of Hawaii Corp. (Banks)	141	6,724
Bank of New York Mellon Corp. (Banks)	4,089	115,392
BB&T Corp. (Banks)	2,397	73,756
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,345	674,600
BioMed Realty Trust, Inc. (REIT)	564	12,696
BlackRock, Inc. (Diversified Financial Services)	423	112,730
BOK Financial Corp. (Banks)	141	8,811
Boston Properties, Inc. (REIT)	564	61,719
Brandywine Realty Trust (REIT)	564	8,421
BRE Properties, Inc. - Class A (REIT)	282	14,235
Brown & Brown, Inc. (Insurance)	423	13,109
Camden Property Trust (REIT)	282	20,400
Capital One Financial Corp. (Banks)	1,974	114,058
CapitalSource, Inc. (Banks)	705	6,310
Capitol Federal Financial, Inc. (Savings & Loans)	423	5,008
Cash America International, Inc. (Retail)	141	6,152
Cathay Bancorp, Inc. (Banks)	282	5,558
CBL & Associates Properties, Inc. (REIT)	564	13,615
CBOE Holdings, Inc. (Diversified Financial Services)	282	10,584
CBRE Group, Inc.* - Class A (Real Estate)	1,128	27,320
Chimera Investment Corp. (REIT)	3,666	12,098
Cincinnati Financial Corp. (Insurance)	564	27,585
CIT Group, Inc.* (Banks)	705	29,970
Citigroup, Inc. (Banks)	10,716	500,009
City National Corp. (Banks)	141	8,069
CME Group, Inc. (Diversified Financial Services)	1,128	68,650
CNO Financial Group, Inc. (Insurance)	846	9,577
Colonial Properties Trust (REIT)	282	6,545
Comerica, Inc. (Banks)	705	25,556
Commerce Bancshares, Inc. (Banks)	282	11,311
CommonWealth REIT (REIT)	423	9,446
Corporate Office Properties Trust (REIT)	282	8,175
Corrections Corp. of America (Commercial Services)	282	10,208
Cullen/Frost Bankers, Inc. (Banks)	282	17,036
CYS Investments, Inc. (REIT)	564	7,011
DCT Industrial Trust, Inc. (REIT)	987	7,728
DDR Corp. (REIT)	846	15,516
DiamondRock Hospitality Co. (REIT)	705	7,036
Digital Realty Trust, Inc. (REIT)	423	29,830
Discover Financial Services (Diversified Financial Services)	1,692	74,008
Douglas Emmett, Inc. (REIT)	423	11,070
Duke Realty Corp. (REIT)	1,128	19,898
DuPont Fabros Technology, Inc. (REIT)	282	7,089
E*TRADE Financial Corp.* (Diversified Financial Services)	987	10,156
East West Bancorp, Inc. (Banks)	423	10,292
EastGroup Properties, Inc. (REIT)	141	8,893
Eaton Vance Corp. (Diversified Financial Services)	423	16,869
Endurance Specialty Holdings, Ltd. (Insurance)	141	6,905
EPR Properties (REIT)	141	7,972
Equifax, Inc. (Software)	423	25,888
Equity Lifestyle Properties, Inc. (REIT)	141	11,456
Equity Residential (REIT)	1,128	65,492
Erie Indemnity Co. - Class A (Insurance)	141	11,219
Essex Property Trust, Inc. (REIT)	141	22,144
Everest Re Group, Ltd. (Insurance)	141	19,034
Extra Space Storage, Inc. (REIT)	423	18,434
EZCORP, Inc.* - Class A (Retail)	141	2,383
F.N.B. Corp. (Banks)	423	4,818
Federal Realty Investment Trust (REIT)	282	32,997
Federated Investors, Inc. - Class B (Diversified Financial Services)	282	6,475
Fidelity National Title Group, Inc. - Class A (Insurance)	705	18,929
Fifth Third Bancorp (Banks)	3,102	52,827
First American Financial Corp. (Insurance)	423	11,324

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First Financial Bankshares, Inc. (Banks)	141	$6,967
First Horizon National Corp. (Banks)	847	8,806
First Niagara Financial Group, Inc. (Savings & Loans)	1,269	12,068
First Republic Bank (Banks)	282	10,710
FirstMerit Corp. (Banks)	705	12,077
Forest City Enterprises, Inc.* - Class A (Real Estate)	564	10,530
Franklin Resources, Inc. (Diversified Financial Services)	423	65,421
Franklin Street Properties Corp. (REIT)	282	4,306
Fulton Financial Corp. (Banks)	705	7,797
General Growth Properties, Inc. (REIT)	1,551	35,239
Genworth Financial, Inc.* - Class A (Insurance)	1,692	16,971
Glacier Bancorp, Inc. (Banks)	282	5,203
Greenhill & Co., Inc. (Diversified Financial Services)	141	6,513
Hancock Holding Co. (Banks)	282	7,690
Hanover Insurance Group, Inc. (Insurance)	141	7,111
Hartford Financial Services Group, Inc. (Insurance)	1,551	43,568
Hatteras Financial Corp. (REIT)	282	7,707
HCC Insurance Holdings, Inc. (Insurance)	423	18,020
HCP, Inc. (REIT)	1,551	82,668
Health Care REIT, Inc. (REIT)	846	63,425
Healthcare Realty Trust, Inc. (REIT)	282	8,466
Highwoods Properties, Inc. (REIT)	282	11,570
Home Properties, Inc. (REIT)	141	9,089
Hospitality Properties Trust (REIT)	423	12,440
Host Hotels & Resorts, Inc. (REIT)	2,538	46,369
Hudson City Bancorp, Inc. (Savings & Loans)	1,692	14,061
Huntington Bancshares, Inc. (Banks)	2,961	21,230
IBERIABANK Corp. (Banks)	141	6,432
IntercontinentalExchange, Inc.* (Diversified Financial Services)	282	45,946
International Bancshares Corp. (Banks)	141	2,735
Invesco Mortgage Capital, Inc. (REIT)	423	9,052
Invesco, Ltd. (Diversified Financial Services)	1,551	49,229
J.P. Morgan Chase & Co. (Banks)	13,395	656,488
Janus Capital Group, Inc. (Diversified Financial Services)	705	6,289
Jones Lang LaSalle, Inc. (Real Estate)	141	13,962
Kemper Corp. (Insurance)	141	4,492
KeyCorp (Banks)	3,243	32,333
Kilroy Realty Corp. (REIT)	282	15,958
Kimco Realty Corp. (REIT)	1,410	33,530
LaSalle Hotel Properties (REIT)	282	7,312
Legg Mason, Inc. (Diversified Financial Services)	423	13,477
Lexington Realty Trust (REIT)	564	7,225
Liberty Property Trust (REIT)	423	18,185
Lincoln National Corp. (Insurance)	987	33,568
Loews Corp. (Insurance)	1,128	50,388
M&T Bank Corp. (Banks)	423	42,385
Mack-Cali Realty Corp. (REIT)	282	7,831
Marsh & McLennan Cos., Inc. (Insurance)	1,974	75,032
MasterCard, Inc. - Class A (Commercial Services)	423	233,889
MB Financial, Inc. (Banks)	141	3,491
MBIA, Inc.* (Insurance)	564	5,335
McGraw-Hill Cos., Inc. (Media)	987	53,407
Medical Properties Trust, Inc. (REIT)	564	9,075
Mercury General Corp. (Insurance)	141	6,445
MetLife, Inc. (Insurance)	3,807	148,435
MFA Financial, Inc. (REIT)	1,269	11,764
Mid-America Apartment Communities, Inc. (REIT)	141	9,691
Montpelier Re Holdings, Ltd. (Insurance)	141	3,632
Moody’s Corp. (Diversified Financial Services)	705	42,899
Morgan Stanley Dean Witter & Co. (Banks)	4,794	106,187
MSCI, Inc.* - Class A (Software)	423	14,424
NASDAQ Stock Market, Inc. (Diversified Financial Services)	423	12,470
National Penn Bancshares, Inc. (Banks)	423	4,141
National Retail Properties, Inc. (REIT)	423	16,785
New York Community Bancorp (Savings & Loans)	1,551	21,016
Northern Trust Corp. (Banks)	705	38,014
NYSE Euronext (Diversified Financial Services)	846	32,833
Ocwen Financial Corp.* (Diversified Financial Services)	423	15,473
Old National Bancorp (Banks)	423	5,152
Old Republic International Corp. (Insurance)	846	11,421
OMEGA Healthcare Investors, Inc. (REIT)	423	13,904
PacWest Bancorp (Banks)	141	3,910
PartnerRe, Ltd. (Insurance)	282	26,604
People’s United Financial, Inc. (Savings & Loans)	1,128	14,844
Piedmont Office Realty Trust, Inc. - Class A (REIT)	564	11,573
Platinum Underwriters Holdings, Ltd. (Insurance)	141	8,002
Plum Creek Timber Co., Inc. (Forest Products & Paper)	564	29,069
PNC Financial Services Group (Banks)	1,833	124,424
Popular, Inc.* (Banks)	423	12,051
Post Properties, Inc. (REIT)	141	6,970
Potlatch Corp. (REIT)	141	6,676
Principal Financial Group, Inc. (Insurance)	987	35,631
PrivateBancorp, Inc. (Banks)	141	2,704
ProAssurance Corp. (Insurance)	282	13,815
Progressive Corp. (Insurance)	1,974	49,922
Prologis, Inc. (REIT)	1,692	70,979
Prosperity Bancshares, Inc. (Banks)	141	6,478
Protective Life Corp. (Insurance)	282	10,733
Prudential Financial, Inc. (Insurance)	1,692	102,231

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Public Storage, Inc. (REIT)	564	$93,059
Raymond James Financial Corp. (Diversified Financial Services)	423	17,521
Rayonier, Inc. (REIT)	423	25,135
Realogy Holdings Corp.* (REIT)	423	20,304
Realty Income Corp. (REIT)	705	35,934
Redwood Trust, Inc. (REIT)	282	6,435
Regency Centers Corp. (REIT)	282	15,865
Regions Financial Corp. (Banks)	4,935	41,898
Reinsurance Group of America, Inc. (Insurance)	282	17,639
RenaissanceRe Holdings (Insurance)	141	13,238
RLJ Lodging Trust (REIT)	423	9,746
Ryman Hospitality Properties, Inc. (Lodging)	141	6,269
SEI Investments Co. (Commercial Services)	423	12,123
Selective Insurance Group, Inc. (Insurance)	141	3,304
Senior Housing Properties Trust (REIT)	705	20,043
Signature Bank* (Banks)	141	10,097
Simon Property Group, Inc. (REIT)	1,128	200,862
SL Green Realty Corp. (REIT)	282	25,577
SLM Corp. (Diversified Financial Services)	1,551	32,028
Sovran Self Storage, Inc. (REIT)	141	9,673
St. Joe Co.* (Real Estate)	282	5,519
StanCorp Financial Group, Inc. (Insurance)	141	6,088
Starwood Property Trust, Inc. (REIT)	564	15,504
State Street Corp. (Banks)	1,551	90,687
Stifel Financial Corp.* (Diversified Financial Services)	141	4,543
Sunstone Hotel Investors, Inc.* (REIT)	564	6,999
SunTrust Banks, Inc. (Banks)	1,833	53,615
Susquehanna Bancshares, Inc. (Banks)	705	8,227
SVB Financial Group* (Banks)	141	10,027
Synovus Financial Corp. (Banks)	2,820	7,586
T. Rowe Price Group, Inc. (Diversified Financial Services)	846	61,335
Tanger Factory Outlet Centers, Inc. (REIT)	282	10,468
Taubman Centers, Inc. (REIT)	282	24,114
TCF Financial Corp. (Banks)	564	8,206
TD Ameritrade Holding Corp. (Diversified Financial Services)	846	16,844
Texas Capital Bancshares, Inc.* (Banks)	141	5,874
TFS Financial Corp.* (Savings & Loans)	282	3,065
The Charles Schwab Corp. (Diversified Financial Services)	3,807	64,567
The Chubb Corp. (Insurance)	846	74,507
The Geo Group, Inc. (Commercial Services)	282	10,561
The Goldman Sachs Group, Inc. (Banks)	1,551	226,555
The Howard Hughes Corp.* (Real Estate)	141	13,308
The Macerich Co. (REIT)	423	29,631
The Travelers Cos., Inc. (Insurance)	1,269	108,385
Torchmark Corp. (Insurance)	282	17,504
Trustmark Corp. (Banks)	282	6,923
Two Harbors Investment Corp. (REIT)	1,128	13,513
U.S. Bancorp (Banks)	6,486	215,854
UDR, Inc. (REIT)	846	20,795
UMB Financial Corp. (Banks)	141	7,098
Umpqua Holdings Corp. (Banks)	423	5,076
United Bankshares, Inc. (Banks)	141	3,569
UnumProvident Corp. (Insurance)	987	27,527
Validus Holdings, Ltd. (Insurance)	423	16,332
Valley National Bancorp (Banks)	705	6,338
Ventas, Inc. (REIT)	987	78,595
Visa, Inc. - Class A (Commercial Services)	1,833	308,788
Vornado Realty Trust (REIT)	564	49,384
W.R. Berkley Corp. (Insurance)	423	18,367
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	282	12,089
Washington Federal, Inc. (Savings & Loans)	423	7,263
Washington REIT (REIT)	282	8,054
Webster Financial Corp. (Banks)	282	6,590
Weingarten Realty Investors (REIT)	423	14,412
Wells Fargo & Co. (Banks)	17,202	653,332
Westamerica Bancorp (Banks)	141	6,118
Western Union Co. (Commercial Services)	1,974	29,235
Weyerhaeuser Co. (REIT)	1,974	60,227
Willis Group Holdings PLC (Insurance)	564	22,380
Wintrust Financial Corp. (Banks)	141	5,056
WP Carey, Inc. (Real Estate)	141	9,943
XL Group PLC (Insurance)	987	30,735
Zions Bancorp (Banks)	705	17,357
TOTAL COMMON STOCKS (Cost $7,589,730)		10,626,405

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $6,770,015	$6,770,000	$6,770,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,770,000)		6,770,000

TOTAL INVESTMENT SECURITIES (Cost $14,359,730) - 98.8%		17,396,405
Net other assets (liabilities) - 1.2%		203,260

NET ASSETS - 100.0%		$17,599,665

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,977,000.

See accompanying notes to schedules of portfolio investments.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Financials Index	$7,577,377	$117,003
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Financials Index	8,197,768	122,884
		$239,887

Financials UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Banks	$3,993,451	22.7%
Commercial Services	604,804	3.4%
Diversified Financial Services	1,104,943	6.3%
Forest Products & Paper	29,069	0.2%
Insurance	2,510,076	14.3%
Lodging	6,269	NM
Media	53,407	0.3%
Real Estate	85,384	0.5%
REIT	2,112,830	12.0%
Retail	8,535	NM
Savings & Loans	77,325	0.4%
Software	40,312	0.2%
Other**	6,973,260	39.7%
Total	$17,599,665	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (69.9%)
Abbott Laboratories (Pharmaceuticals)	12,878	$475,456
AbbVie, Inc. (Pharmaceuticals)	12,878	593,031
Acorda Therapeutics, Inc.* (Biotechnology)	274	10,842
Actavis, Inc.* (Pharmaceuticals)	1,096	115,880
Aetna, Inc. (Healthcare - Services)	2,740	157,386
Alere, Inc.* (Healthcare - Products)	685	17,591
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,644	161,112
Align Technology, Inc.* (Healthcare - Products)	548	18,150
Alkermes PLC* (Pharmaceuticals)	1,096	33,549
Allergan, Inc. (Pharmaceuticals)	2,466	280,014
Amgen, Inc. (Biotechnology)	6,165	642,455
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,781	14,675
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,507	26,930
Bard (C.R.), Inc. (Healthcare - Products)	685	68,062
Baxter International, Inc. (Healthcare - Products)	4,521	315,882
Becton, Dickinson & Co. (Healthcare - Products)	1,644	155,029
Biogen Idec, Inc.* (Biotechnology)	1,918	419,908
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	959	62,910
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	137	16,406
Boston Scientific Corp.* (Healthcare - Products)	11,097	83,117
Bristol-Myers Squibb Co. (Pharmaceuticals)	13,289	527,839
Brookdale Senior Living, Inc.* (Healthcare - Services)	822	21,199
CareFusion Corp.* (Healthcare - Products)	1,781	59,557
Celgene Corp.* (Biotechnology)	3,425	404,390
Centene Corp.* (Healthcare - Services)	411	18,988
Cepheid, Inc.* (Healthcare - Products)	548	20,895
Charles River Laboratories International, Inc.* (Biotechnology)	411	17,874
CIGNA Corp. (Healthcare - Services)	2,329	154,110
Community Health Systems, Inc. (Healthcare - Services)	685	31,215
Covance, Inc.* (Healthcare - Services)	411	30,644
Coventry Health Care, Inc. (Healthcare - Services)	1,096	54,307
Covidien PLC (Healthcare - Products)	3,836	244,890
Cubist Pharmaceuticals, Inc.* (Biotechnology)	548	25,164
DaVita, Inc.* (Healthcare - Services)	685	81,275
DENTSPLY International, Inc. (Healthcare - Products)	1,233	52,218
Edwards Lifesciences Corp.* (Healthcare - Products)	959	61,175
Eli Lilly & Co. (Pharmaceuticals)	8,083	447,637
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	959	35,138
Express Scripts Holding Co.* (Pharmaceuticals)	6,713	398,551
Forest Laboratories, Inc.* (Pharmaceuticals)	1,918	71,752
Gilead Sciences, Inc.* (Biotechnology)	12,467	631,329
Haemonetics Corp.* (Healthcare - Products)	411	15,824
HCA Holdings, Inc. (Healthcare - Services)	2,055	81,974
Health Management Associates, Inc.* - Class A (Healthcare - Services)	2,055	23,612
Health Net, Inc.* (Healthcare - Services)	685	20,139
Healthcare Services Group, Inc. (Commercial Services)	548	12,215
HealthSouth Corp.* (Healthcare - Services)	685	18,838
Henry Schein, Inc.* (Healthcare - Products)	685	61,924
Hill-Rom Holdings, Inc. (Healthcare - Products)	548	18,670
HMS Holdings Corp.* (Commercial Services)	685	17,269
Hologic, Inc.* (Healthcare - Products)	2,192	44,651
Hospira, Inc.* (Healthcare - Products)	1,370	45,374
Humana, Inc. (Healthcare - Services)	1,233	91,378
IDEXX Laboratories, Inc.* (Healthcare - Products)	411	36,152
Illumina, Inc.* (Biotechnology)	959	62,038
Impax Laboratories, Inc.* (Pharmaceuticals)	548	9,590
Incyte Corp.* (Biotechnology)	1,096	24,276
Intuitive Surgical, Inc.* (Healthcare - Products)	274	134,887
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	822	18,405
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	411	23,982
Johnson & Johnson (Healthcare - Products)	22,742	1,938,300
Laboratory Corp. of America Holdings* (Healthcare - Services)	822	76,742
Life Technologies Corp.* (Biotechnology)	1,370	100,955
LifePoint Hospitals, Inc.* (Healthcare - Services)	411	19,728
Magellan Health Services, Inc.* (Healthcare - Services)	274	14,018
Masimo Corp. (Healthcare - Products)	411	8,245
Medivation, Inc.* (Pharmaceuticals)	548	28,885
Mednax, Inc.* (Healthcare - Services)	411	36,468
Medtronic, Inc. (Healthcare - Products)	8,220	383,709
Merck & Co., Inc. (Pharmaceuticals)	24,660	1,159,020
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,288	95,714
Myriad Genetics, Inc.* (Biotechnology)	685	19,077
Nektar Therapeutics* (Pharmaceuticals)	959	10,396
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	548	51,950
Owens & Minor, Inc. (Distribution/Wholesale)	548	17,848
PAREXEL International Corp.* (Commercial Services)	411	16,830
Patterson Cos., Inc. (Healthcare - Products)	685	25,996
PDL BioPharma, Inc. (Biotechnology)	1,096	8,483
Perrigo Co. (Pharmaceuticals)	685	81,796
Pfizer, Inc. (Pharmaceuticals)	58,636	1,704,548
Pharmacyclics, Inc.* (Pharmaceuticals)	411	33,497

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Quest Diagnostics, Inc. (Healthcare - Services)	1,233	$69,455
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	411	12,634
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	685	147,371
ResMed, Inc. (Healthcare - Products)	1,233	59,209
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	411	21,491
Seattle Genetics, Inc.* (Biotechnology)	822	30,373
Sirona Dental Systems, Inc.* (Healthcare - Products)	411	30,225
St. Jude Medical, Inc. (Healthcare - Products)	2,329	96,001
STERIS Corp. (Healthcare - Products)	411	17,093
Stryker Corp. (Healthcare - Products)	2,329	152,736
Techne Corp. (Healthcare - Products)	274	17,574
Teleflex, Inc. (Healthcare - Products)	274	21,408
Tenet Healthcare Corp.* (Healthcare - Services)	822	37,286
The Cooper Cos., Inc. (Healthcare - Products)	411	45,374
Theravance, Inc.* (Pharmaceuticals)	548	18,495
Thermo Fisher Scientific, Inc. (Electronics)	2,877	232,116
Thoratec Corp.* (Healthcare - Products)	411	14,878
United Therapeutics Corp.* (Biotechnology)	411	27,447
UnitedHealth Group, Inc. (Healthcare - Services)	8,357	500,835
Universal Health Services, Inc. - Class B (Healthcare - Services)	685	45,614
Varian Medical Systems, Inc.* (Healthcare - Products)	822	53,545
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,781	136,816
ViroPharma, Inc.* (Pharmaceuticals)	548	14,933
VIVUS, Inc.* (Pharmaceuticals)	822	10,924
Volcano Corp.* (Healthcare - Products)	411	8,339
Warner Chilcott PLC - Class A (Pharmaceuticals)	1,370	19,701
Waters Corp.* (Electronics)	685	63,294
WellCare Health Plans, Inc.* (Healthcare - Services)	411	23,965
WellPoint, Inc. (Healthcare - Services)	2,466	179,821
West Pharmaceutical Services, Inc. (Healthcare - Products)	274	17,498
Zimmer Holdings, Inc. (Healthcare - Products)	1,370	104,737
Zoetis, Inc. (Pharmaceuticals)	685	22,619
TOTAL COMMON STOCKS (Cost $12,552,712)		15,905,742

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.1%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $7,535,017	$7,535,000	$7,535,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,535,000)		7,535,000

TOTAL INVESTMENT SECURITIES (Cost $20,087,712) - 103.0%		23,440,742
Net other assets (liabilities) - (3.0)%		(684,485)

NET ASSETS - 100.0%		$22,756,257

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,892,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Health Care Index	$10,222,298	$(189,513)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health Care Index	7,962,995	(177,939)
		$(367,452)

Health Care UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Biotechnology	$2,927,921	12.9%
Commercial Services	46,314	0.2%
Distribution/Wholesale	17,848	0.1%
Electronics	295,410	1.3%
Healthcare - Products	4,448,915	19.6%
Healthcare - Services	1,788,997	7.9%
Pharmaceuticals	6,380,337	27.9%
Other**	6,850,515	30.1%
Total	$22,756,257	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (61.7%)
3M Co. (Miscellaneous Manufacturing)	2,240	$234,551
ABM Industries, Inc. (Commercial Services)	192	4,330
Acacia Research Corp.* (Media)	192	4,573
Accenture PLC - Class A (Computers)	2,240	182,426
Actuant Corp. - Class A (Miscellaneous Manufacturing)	256	8,013
Acuity Brands, Inc. (Electrical Components & Equipment)	128	9,339
Advisory Board Co.* (Commercial Services)	128	6,291
Aecom Technology Corp.* (Engineering & Construction)	384	11,163
AGCO Corp. (Machinery - Diversified)	320	17,040
Agilent Technologies, Inc. (Electronics)	1,216	50,390
Air Lease Corp. (Diversified Financial Services)	256	7,043
Alliance Data Systems Corp.* (Commercial Services)	192	32,980
Alliant Techsystems, Inc. (Aerospace/Defense)	128	9,518
Ametek, Inc. (Electrical Components & Equipment)	832	33,871
Amphenol Corp. - Class A (Electronics)	576	43,500
Anixter International, Inc. (Telecommunications)	64	4,591
Applied Industrial Technologies, Inc. (Machinery - Diversified)	128	5,408
AptarGroup, Inc. (Miscellaneous Manufacturing)	256	14,362
Arrow Electronics, Inc.* (Electronics)	384	15,064
Automatic Data Processing, Inc. (Commercial Services)	1,728	116,364
Avnet, Inc.* (Electronics)	512	16,768
Babcock & Wilcox Co. (Machinery - Diversified)	448	12,186
Ball Corp. (Packaging & Containers)	512	22,590
BE Aerospace, Inc.* (Aerospace/Defense)	384	24,092
Belden, Inc. (Electrical Components & Equipment)	128	6,326
Bemis Co., Inc. (Packaging & Containers)	384	15,110
Benchmark Electronics, Inc.* (Electronics)	192	3,425
Boeing Co. (Aerospace/Defense)	2,368	216,459
Brady Corp. - Class A (Electronics)	192	6,505
Broadridge Financial Solutions, Inc. (Software)	448	11,281
C.H. Robinson Worldwide, Inc. (Transportation)	576	34,209
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	192	12,455
Caterpillar, Inc. (Machinery - Construction & Mining)	2,304	195,080
Cintas Corp. (Textiles)	384	17,230
Clarcor, Inc. (Miscellaneous Manufacturing)	192	9,926
Clean Harbors, Inc.* (Environmental Control)	192	10,938
Cognex Corp. (Machinery - Diversified)	128	5,082
Coinstar, Inc.* (Retail)	128	6,760
Colfax Corp.* (Chemicals)	256	11,948
Convergys Corp. (Commercial Services)	384	6,536
Con-way, Inc. (Transportation)	192	6,490
CoreLogic, Inc.* (Commercial Services)	320	8,730
CoStar Group, Inc.* (Commercial Services)	64	6,938
Covanta Holding Corp. (Energy - Alternate Sources)	448	8,960
Crane Co. (Miscellaneous Manufacturing)	192	10,335
Crown Holdings, Inc.* (Packaging & Containers)	512	21,852
CSX Corp. (Transportation)	3,584	88,131
Cummins, Inc. (Machinery - Diversified)	640	68,090
Curtiss-Wright Corp. (Aerospace/Defense)	192	6,305
Danaher Corp. (Miscellaneous Manufacturing)	2,048	124,805
Deere & Co. (Machinery - Diversified)	1,344	120,020
Deluxe Corp. (Commercial Services)	192	7,323
DigitalGlobe, Inc.* (Telecommunications)	256	7,473
Donaldson Co., Inc. (Miscellaneous Manufacturing)	448	16,298
Dover Corp. (Miscellaneous Manufacturing)	640	44,147
Eagle Materials, Inc. (Building Materials)	192	13,008
Eaton Corp. (Electrical Components & Equipment)	1,664	102,186
Ecolab, Inc. (Chemicals)	960	81,236
EMCOR Group, Inc. (Engineering & Construction)	256	9,574
Emerson Electric Co. (Electrical Components & Equipment)	2,560	142,105
EnerSys* (Electrical Components & Equipment)	192	8,801
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	64	2,302
Esterline Technologies Corp.* (Aerospace/Defense)	128	9,605
Euronet Worldwide, Inc.* (Commercial Services)	192	5,862
Exelis, Inc. (Aerospace/Defense)	640	7,149
Expeditors International of Washington, Inc. (Transportation)	704	25,295
Fastenal Co. (Distribution/Wholesale)	960	47,088
FedEx Corp. (Transportation)	1,024	96,266
FEI Co. (Electronics)	128	8,177
Fidelity National Information Services, Inc. (Software)	1,024	43,059
Fiserv, Inc.* (Software)	448	40,817
FleetCor Technologies, Inc.* (IT Services)	192	14,765
FLIR Systems, Inc. (Electronics)	512	12,447
Flowserve Corp. (Machinery - Diversified)	192	30,359
Fluor Corp. (Engineering & Construction)	576	32,820
Fortune Brands Home & Security, Inc.* (Building Materials)	576	20,961
Forward Air Corp. (Transportation)	128	4,722
Foster Wheeler AG* (Engineering & Construction)	384	8,102
FTI Consulting, Inc.* (Commercial Services)	128	4,239
Gardner Denver, Inc. (Machinery - Diversified)	192	14,417
GATX Corp. (Trucking & Leasing)	192	9,782
General Cable Corp.* (Electrical Components & Equipment)	192	6,620

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
General Dynamics Corp. (Aerospace/Defense)	1,152	$85,202
General Electric Co. (Miscellaneous Manufacturing)	36,544	814,567
Genesee & Wyoming, Inc.* - Class A (Transportation)	192	16,358
Genpact, Ltd. (Commercial Services)	448	8,333
Global Payments, Inc. (Commercial Services)	256	11,878
Graco, Inc. (Machinery - Diversified)	192	11,622
GrafTech International, Ltd.* (Electrical Components & Equipment)	448	3,217
Granite Construction, Inc. (Engineering & Construction)	128	3,542
Greif, Inc. - Class A (Packaging & Containers)	128	6,166
Harsco Corp. (Miscellaneous Manufacturing)	256	5,588
Hexcel Corp.* (Miscellaneous Manufacturing)	384	11,712
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,752	202,382
Hub Group, Inc.* - Class A (Transportation)	128	4,691
Hubbell, Inc. - Class B (Electrical Components & Equipment)	192	18,424
Huntington Ingalls Industries, Inc. (Shipbuilding)	192	10,157
IDEX Corp. (Machinery - Diversified)	320	16,650
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,472	95,032
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	960	51,648
IPG Photonics Corp. (Telecommunications)	128	8,151
Iron Mountain, Inc. (Commercial Services)	576	21,807
Itron, Inc.* (Electronics)	128	5,075
ITT Corp. (Miscellaneous Manufacturing)	320	8,832
J.B. Hunt Transport Services, Inc. (Transportation)	320	22,742
Jabil Circuit, Inc. (Electronics)	640	11,392
Jack Henry & Associates, Inc. (Computers)	320	14,848
Jacobs Engineering Group, Inc.* (Engineering & Construction)	448	22,615
Joy Global, Inc. (Machinery - Construction & Mining)	384	21,704
Kaman Corp. (Aerospace/Defense)	64	2,163
Kansas City Southern Industries, Inc. (Transportation)	384	41,883
KBR, Inc. (Engineering & Construction)	512	15,401
Kennametal, Inc. (Hand/Machine Tools)	256	10,237
Kirby Corp.* (Transportation)	192	14,379
Knight Transportation, Inc. (Transportation)	192	2,999
L-3 Communications Holdings, Inc. (Aerospace/Defense)	320	26,000
Landstar System, Inc. (Transportation)	192	10,495
Lender Processing Services, Inc. (Commercial Services)	320	8,877
Lennox International, Inc. (Building Materials)	192	11,904
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	320	16,884
LinkedIn Corp.* - Class A (Internet)	256	49,175
Littelfuse, Inc. (Electrical Components & Equipment)	64	4,468
Lockheed Martin Corp. (Aerospace/Defense)	960	95,126
Louisiana-Pacific Corp.* (Building Materials)	512	9,277
Manitowoc Co. (Machinery - Diversified)	448	8,404
Manpower, Inc. (Commercial Services)	256	13,609
Martin Marietta Materials (Building Materials)	192	19,390
Masco Corp. (Building Materials)	1,280	24,883
Matson, Inc. (Transportation)	128	3,013
MAXIMUS, Inc. (Commercial Services)	128	10,200
MDU Resources Group, Inc. (Electric)	640	15,968
MeadWestvaco Corp. (Forest Products & Paper)	640	22,067
Mettler Toledo International, Inc.* (Electronics)	128	26,746
Mine Safety Appliances Co. (Environmental Control)	128	6,144
Molex, Inc. (Electrical Components & Equipment)	512	14,116
Moog, Inc.* - Class A (Aerospace/Defense)	128	5,915
MSC Industrial Direct Co. - Class A (Retail)	192	15,130
Mueller Industries, Inc. (Metal Fabricate/Hardware)	128	6,628
National Instruments Corp. (Electronics)	320	8,746
Navistar International Corp.* (Auto Manufacturers)	256	8,479
NeuStar, Inc.* - Class A (Telecommunications)	256	11,231
Nordson Corp. (Machinery - Diversified)	192	13,342
Norfolk Southern Corp. (Transportation)	1,088	84,233
Northrop Grumman Corp. (Aerospace/Defense)	832	63,016
Old Dominion Freight Line, Inc.* (Transportation)	256	9,856
Oshkosh Truck Corp.* (Auto Manufacturers)	320	12,563
Owens Corning, Inc.* (Building Materials)	384	16,151
Owens-Illinois, Inc.* (Packaging & Containers)	576	15,137
PACCAR, Inc. (Auto Manufacturers)	1,216	60,532
Packaging Corp. of America (Packaging & Containers)	320	15,219
Pall Corp. (Miscellaneous Manufacturing)	384	25,617
Parker Hannifin Corp. (Miscellaneous Manufacturing)	512	45,348
Paychex, Inc. (Commercial Services)	1,152	41,944
Pentair, Ltd. (Miscellaneous Manufacturing)	704	38,262
PerkinElmer, Inc. (Electronics)	384	11,770
PHH Corp.* (Commercial Services)	192	4,047
Precision Castparts Corp. (Metal Fabricate/Hardware)	512	97,940
Quanta Services, Inc.* (Commercial Services)	768	21,105

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
R.R. Donnelley & Sons Co. (Commercial Services)	640	$7,878
Raytheon Co. (Aerospace/Defense)	1,152	70,710
Regal-Beloit Corp. (Hand/Machine Tools)	128	10,063
Republic Services, Inc. (Environmental Control)	1,024	34,898
Robert Half International, Inc. (Commercial Services)	512	16,804
Rock-Tenn Co. - Class A (Packaging & Containers)	256	25,637
Rockwell Automation, Inc. (Machinery - Diversified)	512	43,407
Rockwell Collins, Inc. (Aerospace/Defense)	448	28,188
Roper Industries, Inc. (Machinery - Diversified)	320	38,288
Ryder System, Inc. (Transportation)	192	11,149
Sealed Air Corp. (Packaging & Containers)	704	15,572
Sherwin-Williams Co. (Chemicals)	320	58,595
Silgan Holdings, Inc. (Packaging & Containers)	128	6,127
Simpson Manufacturing Co., Inc. (Building Materials)	128	3,679
Smith Corp. (Miscellaneous Manufacturing)	128	9,655
Sonoco Products Co. (Packaging & Containers)	384	13,455
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	384	7,676
SPX Corp. (Miscellaneous Manufacturing)	192	14,306
Stericycle, Inc.* (Environmental Control)	320	34,662
TE Connectivity, Ltd. (Electronics)	1,472	64,105
Teekay Shipping Corp. (Transportation)	128	4,557
Teledyne Technologies, Inc.* (Aerospace/Defense)	128	9,608
Terex Corp.* (Machinery - Construction & Mining)	384	10,982
Tetra Tech, Inc.* (Environmental Control)	256	6,730
Texas Industries, Inc.* (Building Materials)	64	4,076
Textron, Inc. (Miscellaneous Manufacturing)	960	24,720
The ADT Corp. (Commercial Services)	768	33,515
The Brink’s Co. (Miscellaneous Manufacturing)	192	5,090
The Corporate Executive Board Co. (Commercial Services)	128	7,214
The Timken Co. (Metal Fabricate/Hardware)	256	13,458
The Valspar Corp. (Chemicals)	320	20,422
Toro Co. (Housewares)	192	8,642
Total System Services, Inc. (Commercial Services)	576	13,605
Towers Watson & Co. - Class A (Commercial Services)	192	14,000
TransDigm Group, Inc. (Aerospace/Defense)	128	18,790
Trimble Navigation, Ltd.* (Electronics)	896	25,751
Trinity Industries, Inc. (Miscellaneous Manufacturing)	256	10,806
Triumph Group, Inc. (Aerospace/Defense)	192	15,341
Tyco International, Ltd. (Miscellaneous Manufacturing)	1,664	53,448
Union Pacific Corp. (Transportation)	1,664	246,205
United Parcel Service, Inc. - Class B (Transportation)	2,496	214,257
United Rentals, Inc.* (Commercial Services)	320	16,835
United Stationers, Inc. (Distribution/Wholesale)	128	4,156
United Technologies Corp. (Aerospace/Defense)	2,944	268,758
Universal Display Corp.* (Electrical Components & Equipment)	128	4,024
URS Corp. (Engineering & Construction)	256	11,244
USG Corp.* (Building Materials)	320	8,317
UTI Worldwide, Inc. (Transportation)	384	5,641
Valmont Industries, Inc. (Metal Fabricate/Hardware)	64	9,327
Veeco Instruments, Inc.* (Semiconductors)	128	4,873
Verisk Analytics, Inc.* - Class A (Commercial Services)	512	31,381
Vishay Intertechnology, Inc.* (Electronics)	448	6,290
Vulcan Materials Co. (Mining)	448	22,346
W.W. Grainger, Inc. (Distribution/Wholesale)	192	47,322
Wabtec Corp. (Machinery - Diversified)	192	20,148
Waste Connections, Inc. (Environmental Control)	448	17,002
Waste Management, Inc. (Environmental Control)	1,536	62,946
Watsco, Inc. (Distribution/Wholesale)	128	10,801
Werner Enterprises, Inc. (Transportation)	128	2,939
WESCO International, Inc.* (Distribution/Wholesale)	128	9,176
WEX, Inc.* (Commercial Services)	128	9,700
Woodward, Inc. (Electronics)	192	6,910
World Fuel Services Corp. (Retail)	256	10,381
Xylem, Inc. (Machinery - Diversified)	640	17,760
Zebra Technologies Corp.* - Class A (Machinery - Diversified)	192	8,956
TOTAL COMMON STOCKS (Cost $6,391,530)		7,327,042

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.9%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $4,266,009	$4,266,000	$4,266,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,266,000)		4,266,000

TOTAL INVESTMENT SECURITIES (Cost $10,657,530) - 97.6%		11,593,042
Net other assets (liabilities) - 2.4%		281,246

NET ASSETS - 100.0%		$11,874,288

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,199,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Industrials Index	$6,397,846	$122,757
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Industrials Index	4,084,093	74,236
		$196,993

Industrials UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Aerospace/Defense	$969,621	8.1%
Auto Manufacturers	81,574	0.7%
Building Materials	131,646	1.1%
Chemicals	172,201	1.5%
Commercial Services	492,325	4.1%
Computers	197,274	1.7%
Distribution/Wholesale	118,543	1.0%
Diversified Financial Services	7,043	0.1%
Electric	15,968	0.1%
Electrical Components & Equipment	353,497	3.0%
Electronics	323,061	2.7%
Energy - Alternate Sources	8,960	0.1%
Engineering & Construction	114,461	1.0%
Environmental Control	173,320	1.5%
Forest Products & Paper	22,067	0.2%
Hand/Machine Tools	37,184	0.3%
Housewares	8,642	0.1%
Internet	49,175	0.4%
IT Services	14,765	0.1%
Machinery - Construction & Mining	227,766	1.9%
Machinery - Diversified	451,179	3.8%
Media	4,573	NM
Metal Fabricate/Hardware	127,353	1.1%
Mining	22,346	0.2%
Miscellaneous Manufacturing	1,894,207	15.9%
Packaging & Containers	156,865	1.3%
Retail	32,271	0.3%
Semiconductors	4,873	NM
Shipbuilding	10,157	0.1%
Software	95,157	0.8%
Telecommunications	31,446	0.3%
Textiles	17,230	0.1%
Transportation	950,510	8.0%
Trucking & Leasing	9,782	0.1%
Other**	4,547,246	38.3%
Total	$11,874,288	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (72.3%)
Akamai Technologies, Inc.* (Internet)	14,136	$620,712
Allscripts Healthcare Solutions, Inc.* (Software)	26,660	368,974
Amazon.com, Inc.* (Internet)	5,580	1,416,260
Concur Technologies, Inc.* (Software)	5,456	398,888
Cornerstone OnDemand, Inc.* (Software)	7,068	256,427
DealerTrack Holdings, Inc.* (Internet)	9,052	252,098
Digital River, Inc.* (Internet)	12,524	181,348
E*TRADE Financial Corp.* (Diversified Financial Services)	36,704	377,684
EarthLink, Inc. (Internet)	33,976	193,323
eBay, Inc.* (Internet)	24,056	1,260,294
Ebix, Inc. (Software)	11,656	216,918
Equinix, Inc.* (Internet)	2,976	637,162
Expedia, Inc. (Internet)	7,812	436,222
Facebook, Inc.* - Class A (Internet)	26,164	726,313
Google, Inc.* - Class A (Internet)	2,356	1,942,687
Groupon, Inc.* (Internet)	52,328	319,201
IAC/InterActiveCorp (Internet)	9,176	431,914
j2 Global, Inc. (Computers)	7,936	322,995
Juniper Networks, Inc.* (Telecommunications)	30,504	504,841
LinkedIn Corp.* - Class A (Internet)	3,844	738,394
Monster Worldwide, Inc.* (Commercial Services)	38,192	167,281
Netflix, Inc.* (Internet)	3,472	750,195
NETGEAR, Inc.* (Telecommunications)	7,812	232,719
NetSuite, Inc.* (Software)	4,340	381,746
OpenTable, Inc.* (Internet)	4,588	254,129
Priceline.com, Inc.* (Internet)	1,488	1,035,633
Rackspace Hosting, Inc.* (Internet)	9,052	436,306
Salesforce.com, Inc.* (Software)	19,344	795,233
Sapient Corp.* (Internet)	22,444	262,146
Sonus Networks, Inc.* (Telecommunications)	85,808	180,197
TD Ameritrade Holding Corp. (Diversified Financial Services)	22,320	444,391
Tibco Software, Inc.* (Internet)	17,608	341,771
TripAdvisor, Inc.* (Internet)	9,672	508,554
United Online, Inc. (Internet)	31,992	217,546
ValueClick, Inc.* (Internet)	11,532	355,878
VeriSign, Inc.* (Internet)	11,656	536,992
VirnetX Holding Corp.* (Internet)	8,184	167,117
Vocus, Inc.* (Internet)	10,788	90,727
Websense, Inc.* (Internet)	12,524	223,428
Yahoo!, Inc.* (Internet)	37,572	929,156
TOTAL COMMON STOCKS (Cost $14,598,854)		19,913,800

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.5%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $7,306,016	$7,306,000	$7,306,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,306,000)		7,306,000

TOTAL INVESTMENT SECURITIES (Cost $21,904,854) - 98.8%		27,219,800
Net other assets (liabilities) - 1.2%		331,141

NET ASSETS - 100.0%		$27,550,941

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,509,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Internet Composite Index	$11,085,324	$158,556
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Internet Composite Index	10,115,494	148,702
		$307,258

Internet UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Commercial Services	$167,281	0.5%
Computers	322,995	1.2%
Diversified Financial Services	822,075	3.0%
Internet	15,265,506	55.5%
Software	2,418,186	8.8%
Telecommunications	917,757	3.3%
Other**	7,637,141	27.7%
Total	$27,550,941	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (55.9%)
Crown Castle International Corp.* (Telecommunications)	54,203	$4,173,631
MetroPCS Communications, Inc.* (Telecommunications)	59,057	699,235
NII Holdings, Inc.* - Class B (Telecommunications)	31,551	274,494
SBA Communications Corp.* - Class A (Telecommunications)	23,461	1,853,184
Sprint Nextel Corp.* (Telecommunications)	557,401	3,929,677
Telephone & Data Systems, Inc. (Telecommunications)	18,607	417,541
TOTAL COMMON STOCKS (Cost $7,824,243)		11,347,762

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.1%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $6,932,015	$6,932,000	$6,932,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,932,000)		6,932,000

TOTAL INVESTMENT SECURITIES (Cost $14,756,243) - 90.0%		18,279,762
Net other assets (liabilities) - 10.0%		2,042,172

NET ASSETS - 100.0%		$20,321,934

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $3,666,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Mobile Telecommunications Index	$9,795,687	$82,475
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Mobile Telecommunications Index	9,319,629	110,560
		$193,035

Mobile Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Telecommunications	$11,347,762	55.9%
Other**	8,974,172	44.1%
Total	$20,321,934	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (71.9%)
Anadarko Petroleum Corp. (Oil & Gas)	7,684	$651,296
Apache Corp. (Oil & Gas)	5,989	442,467
Atwood Oceanics, Inc.* (Oil & Gas)	904	44,341
Baker Hughes, Inc. (Oil & Gas Services)	6,780	307,744
Berry Petroleum Co. - Class A (Oil & Gas)	678	32,483
Bristow Group, Inc. (Transportation)	565	35,708
Cabot Oil & Gas Corp. (Oil & Gas)	3,164	215,310
Cameron International Corp.* (Oil & Gas Services)	3,842	236,475
CARBO Ceramics, Inc. (Oil & Gas Services)	339	23,950
Chart Industries, Inc.* (Machinery - Diversified)	452	38,334
Cheniere Energy, Inc.* (Oil & Gas)	3,390	96,547
Chesapeake Energy Corp. (Oil & Gas)	8,023	156,769
Chevron Corp. (Oil & Gas)	29,719	3,626,015
Cimarex Energy Co. (Oil & Gas)	1,356	99,232
Cobalt International Energy, Inc.* (Oil & Gas)	2,712	75,773
Concho Resources, Inc.* (Oil & Gas)	1,582	136,258
ConocoPhillips (Oil & Gas)	18,645	1,127,090
Continental Resources, Inc.* (Oil & Gas)	904	72,248
Core Laboratories N.V. (Oil & Gas Services)	678	98,161
Denbury Resources, Inc.* (Oil & Gas)	5,763	103,100
Devon Energy Corp. (Oil & Gas)	5,763	317,311
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,017	70,275
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,130	62,839
Dril-Quip, Inc.* (Oil & Gas Services)	565	47,296
Energen Corp. (Oil & Gas)	1,130	53,585
Ensco PLC - Class A (Oil & Gas)	3,503	202,053
EOG Resources, Inc. (Oil & Gas)	4,181	506,570
EQT Corp. (Oil & Gas)	2,260	169,770
EXCO Resources, Inc. (Oil & Gas)	2,260	16,408
Exterran Holdings, Inc.* (Oil & Gas Services)	1,017	26,869
Exxon Mobil Corp. (Oil & Gas)	68,591	6,103,914
First Solar, Inc.* (Energy - Alternate Sources)	904	42,090
FMC Technologies, Inc.* (Oil & Gas Services)	3,616	196,349
Gulfport Energy Corp.* (Oil & Gas)	1,017	53,077
Halliburton Co. (Oil & Gas Services)	14,238	608,959
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,469	33,846
Helmerich & Payne, Inc. (Oil & Gas)	1,582	92,737
Hess Corp. (Oil & Gas)	4,520	326,254
HollyFrontier Corp. (Oil & Gas)	3,164	156,460
Key Energy Services, Inc.* (Oil & Gas Services)	2,373	14,096
Kinder Morgan, Inc. (Pipelines)	9,718	379,974
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,068	31,852
Lufkin Industries, Inc. (Oil & Gas Services)	565	49,884
Marathon Oil Corp. (Oil & Gas)	10,848	354,404
Marathon Petroleum Corp. (Oil & Gas)	5,085	398,461
McDermott International, Inc.* (Engineering & Construction)	3,616	38,619
McMoRan Exploration Co.* (Oil & Gas)	1,582	26,182
Murphy Oil Corp. (Oil & Gas)	2,825	175,404
Nabors Industries, Ltd. (Oil & Gas)	4,407	65,180
National Oilwell Varco, Inc. (Oil & Gas Services)	6,554	427,452
Newfield Exploration Co.* (Oil & Gas)	2,034	44,321
Noble Corp. (Oil & Gas)	3,842	144,075
Noble Energy, Inc. (Oil & Gas)	2,712	307,242
Oasis Petroleum, Inc.* (Oil & Gas)	1,130	38,680
Occidental Petroleum Corp. (Oil & Gas)	12,317	1,099,415
Oceaneering International, Inc. (Oil & Gas Services)	1,695	118,938
OGE Energy Corp. (Electric)	1,469	106,400
Oil States International, Inc.* (Oil & Gas Services)	791	70,684
Patterson-UTI Energy, Inc. (Oil & Gas)	2,260	47,663
Phillips 66 (Oil & Gas)	9,492	578,538
Pioneer Natural Resources Co. (Oil & Gas)	2,034	248,616
Plains Exploration & Production Co.* (Oil & Gas)	1,921	86,829
QEP Resources, Inc. (Oil & Gas)	2,712	77,862
Range Resources Corp. (Oil & Gas)	2,486	182,771
Rosetta Resources, Inc.* (Oil & Gas)	904	38,791
Rowan Cos. PLC* - Class A (Oil & Gas)	1,921	62,490
SandRidge Energy, Inc.* (Oil & Gas)	5,311	27,299
Schlumberger, Ltd. (Oil & Gas Services)	20,340	1,513,906
SEACOR SMIT, Inc. (Oil & Gas Services)	339	24,445
SemGroup Corp.* - Class A (Pipelines)	678	35,154
SM Energy Co. (Oil & Gas)	1,017	62,037
Southwestern Energy Co.* (Oil & Gas)	5,424	202,966
Superior Energy Services, Inc.* (Oil & Gas Services)	2,486	68,589
Tesoro Petroleum Corp. (Oil & Gas)	2,147	114,650
The Williams Cos., Inc. (Pipelines)	10,396	396,399
Tidewater, Inc. (Transportation)	791	41,488
Transocean, Ltd.* (Oil & Gas)	5,537	284,989
Ultra Petroleum Corp.* (Oil & Gas)	2,373	50,782
Unit Corp.* (Oil & Gas)	678	28,496
Valero Energy Corp. (Oil & Gas)	8,475	341,712
Weatherford International, Ltd.* (Oil & Gas Services)	11,752	150,308
Western Refining, Inc. (Oil & Gas)	904	27,943
Whiting Petroleum Corp.* (Oil & Gas)	1,808	80,456
WPX Energy, Inc.* (Oil & Gas)	3,051	47,687
TOTAL COMMON STOCKS (Cost $9,319,386)		25,420,092

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(26.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $9,392,021	$9,392,000	$9,392,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,392,000)		9,392,000

TOTAL INVESTMENT SECURITIES (Cost $18,711,386) - 98.5%		34,812,092
Net other assets (liabilities) - 1.5%		527,422

NET ASSETS - 100.0%		$35,339,514

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $6,060,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$14,477,345	$337,820
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	13,115,794	362,806
		$700,626

Oil & Gas UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Electric	$106,400	0.3%
Energy - Alternate Sources	42,090	0.1%
Engineering & Construction	38,619	0.1%
Machinery - Diversified	38,334	0.1%
Oil & Gas	20,225,136	57.3%
Oil & Gas Services	4,080,790	11.5%
Pipelines	811,527	2.3%
Transportation	77,196	0.2%
Other**	9,919,422	28.1%
Total	$35,339,514	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (74.6%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,222	$59,939
Baker Hughes, Inc. (Oil & Gas Services)	9,682	439,466
Bristow Group, Inc. (Transportation)	752	47,526
Cameron International Corp.* (Oil & Gas Services)	5,452	335,571
CARBO Ceramics, Inc. (Oil & Gas Services)	470	33,206
Chart Industries, Inc.* (Machinery - Diversified)	658	55,805
Core Laboratories N.V. (Oil & Gas Services)	1,034	149,703
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,504	103,926
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,692	94,092
Dril-Quip, Inc.* (Oil & Gas Services)	846	70,819
Ensco PLC - Class A (Oil & Gas)	5,076	292,783
Exterran Holdings, Inc.* (Oil & Gas Services)	1,410	37,252
FMC Technologies, Inc.* (Oil & Gas Services)	5,264	285,835
Halliburton Co. (Oil & Gas Services)	20,492	876,442
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,162	49,812
Helmerich & Payne, Inc. (Oil & Gas)	2,350	137,757
Key Energy Services, Inc.* (Oil & Gas Services)	3,384	20,101
Kinder Morgan, Inc. (Pipelines)	13,912	543,960
Lufkin Industries, Inc. (Oil & Gas Services)	752	66,394
McDermott International, Inc.* (Engineering & Construction)	5,170	55,216
Nabors Industries, Ltd. (Oil & Gas)	6,392	94,538
National Oilwell Varco, Inc. (Oil & Gas Services)	9,400	613,067
Noble Corp. (Oil & Gas)	5,546	207,975
Oceaneering International, Inc. (Oil & Gas Services)	2,350	164,900
OGE Energy Corp. (Electric)	2,162	156,594
Oil States International, Inc.* (Oil & Gas Services)	1,222	109,198
Patterson-UTI Energy, Inc. (Oil & Gas)	3,196	67,404
Rowan Cos. PLC* - Class A (Oil & Gas)	2,726	88,677
Schlumberger, Ltd. (Oil & Gas Services)	29,234	2,175,886
SEACOR SMIT, Inc. (Oil & Gas Services)	376	27,113
SemGroup Corp.* - Class A (Pipelines)	940	48,739
Superior Energy Services, Inc.* (Oil & Gas Services)	3,478	95,958
The Williams Cos., Inc. (Pipelines)	15,040	573,475
Tidewater, Inc. (Transportation)	1,128	59,164
Transocean, Ltd.* (Oil & Gas)	7,896	406,407
Unit Corp.* (Oil & Gas)	940	39,508
Weatherford International, Ltd.* (Oil & Gas Services)	16,826	215,205
TOTAL COMMON STOCKS (Cost $4,591,648)		8,899,413

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.4%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $2,798,006	$2,798,000	$2,798,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,798,000)		2,798,000

TOTAL INVESTMENT SECURITIES (Cost $7,389,648) - 98.0%		11,697,413
Net other assets (liabilities) - 2.0%		242,614

NET ASSETS - 100.0%		$11,940,027

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,088,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	$4,453,362	$148,121
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index	4,458,954	133,261
		$281,382

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Electric	$156,594	1.3%
Engineering & Construction	55,216	0.5%
Machinery - Diversified	55,805	0.5%
Oil & Gas	1,498,914	12.6%
Oil & Gas Services	5,860,020	49.0%
Pipelines	1,166,174	9.8%
Transportation	106,690	0.9%
Other**	3,040,614	25.4%
Total	$11,940,027	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (54.6%)
Abbott Laboratories (Pharmaceuticals)	20,155	$744,123
Actavis, Inc.* (Pharmaceuticals)	1,668	176,358
Alkermes PLC* (Pharmaceuticals)	1,668	51,057
Allergan, Inc. (Pharmaceuticals)	3,892	441,937
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	2,363	42,227
Bristol-Myers Squibb Co. (Pharmaceuticals)	20,989	833,683
Eli Lilly & Co. (Pharmaceuticals)	12,788	708,199
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,529	56,023
Forest Laboratories, Inc.* (Pharmaceuticals)	3,058	114,400
Hospira, Inc.* (Healthcare - Products)	2,085	69,055
Impax Laboratories, Inc.* (Pharmaceuticals)	834	14,595
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	695	40,553
Johnson & Johnson (Healthcare - Products)	35,723	3,044,671
Merck & Co., Inc. (Pharmaceuticals)	38,642	1,816,174
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,004	145,666
Perrigo Co. (Pharmaceuticals)	1,112	132,784
Pfizer, Inc. (Pharmaceuticals)	92,018	2,674,962
Questcor Pharmaceuticals, Inc. (Pharmaceuticals)	695	21,364
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	695	36,342
Theravance, Inc.* (Pharmaceuticals)	834	28,148
ViroPharma, Inc.* (Pharmaceuticals)	834	22,727
VIVUS, Inc.* (Pharmaceuticals)	1,251	16,626
Warner Chilcott PLC - Class A (Pharmaceuticals)	2,224	31,981
Zoetis, Inc. (Pharmaceuticals)	1,112	36,718
TOTAL COMMON STOCKS (Cost $8,931,020)		11,300,373

	Principal Amount	Value
Repurchase Agreements(a)(b)(46.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $9,659,021	$9,659,000	$9,659,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,659,000)		9,659,000

TOTAL INVESTMENT SECURITIES (Cost $18,590,020) - 101.2%		20,959,373
Net other assets (liabilities) - (1.2)%		(243,625)

NET ASSETS - 100.0%		$20,715,748

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $4,260,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$10,272,174	$(279,076)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Pharmaceuticals Index	9,498,218	(278,174)
		$(557,250)

Pharmaceuticals UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Biotechnology	$42,227	0.2%
Healthcare - Products	3,113,726	15.0%
Pharmaceuticals	8,144,420	39.4%
Other**	9,415,375	45.4%
Total	$20,715,748	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (67.4%)
Agnico-Eagle Mines, Ltd. (Mining)	33,858	$1,093,275
Allied Nevada Gold Corp.* (Mining)	16,074	171,992
AngloGold Ashanti, Ltd.ADR (Mining)	74,898	1,460,511
Barrick Gold Corp. (Mining)	195,966	3,862,490
Compania de Minas Buenaventura S.A.ADR (Mining)	36,252	725,765
Freeport-McMoRan Copper & Gold, Inc. (Mining)	186,048	5,661,440
Gold Fields, Ltd.ADR (Mining)	142,956	1,066,452
Goldcorp, Inc. (Mining)	159,030	4,704,107
Harmony Gold Mining Co., Ltd.ADR (Mining)	71,820	368,437
Newmont Mining Corp. (Mining)	97,470	3,158,028
Pan American Silver Corp. (Mining)	29,754	392,753
Randgold Resources, Ltd.ADR (Mining)	18,126	1,482,344
Royal Gold, Inc. (Mining)	12,654	703,309
Stillwater Mining Co.* (Mining)	22,914	285,050
TOTAL COMMON STOCKS (Cost $33,319,216)		25,135,953

	Principal Amount	Value
Repurchase Agreements(a)(b)(18.8%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $6,996,015	$6,996,000	$6,996,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,996,000)		6,996,000

TOTAL INVESTMENT SECURITIES (Cost $40,315,216) - 86.2%		32,131,953
Net other assets (liabilities) - 13.8%		5,131,833

NET ASSETS - 100.0%		$37,263,786

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $5,035,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$13,786,532	$769,708
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	16,832,322	976,234
		$1,745,942

Precious Metals UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Mining	$25,135,953	67.4%
Other**	12,127,833	32.6%
Total	$37,263,786	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (70.4%)
Alexander & Baldwin, Inc.* (Real Estate)	1,540	$52,452
Alexandria Real Estate Equities, Inc. (REIT)	2,310	168,099
American Campus Communities, Inc. (REIT)	3,740	166,954
American Capital Agency Corp. (REIT)	14,190	472,669
American Tower Corp. (REIT)	14,300	1,201,057
Annaly Mortgage Management, Inc. (REIT)	35,310	562,841
Apartment Investment and Management Co. - Class A (REIT)	5,280	164,261
ARMOUR Residential REIT, Inc. (REIT)	13,530	87,810
AvalonBay Communities, Inc. (REIT)	4,070	541,473
BioMed Realty Trust, Inc. (REIT)	6,710	151,042
Boston Properties, Inc. (REIT)	5,500	601,865
Brandywine Realty Trust (REIT)	5,500	82,115
BRE Properties, Inc. - Class A (REIT)	2,750	138,820
Camden Property Trust (REIT)	3,080	222,807
CBL & Associates Properties, Inc. (REIT)	5,830	140,736
CBRE Group, Inc.* - Class A (Real Estate)	11,000	266,421
Chimera Investment Corp. (REIT)	37,180	122,694
Colonial Properties Trust (REIT)	2,970	68,934
CommonWealth REIT (REIT)	4,291	95,807
Corporate Office Properties Trust (REIT)	3,080	89,289
Corrections Corp. of America (Commercial Services)	3,630	131,406
CYS Investments, Inc. (REIT)	6,380	79,303
DCT Industrial Trust, Inc. (REIT)	10,120	79,240
DDR Corp. (REIT)	8,910	163,409
DiamondRock Hospitality Co. (REIT)	7,040	70,259
Digital Realty Trust, Inc. (REIT)	4,510	318,045
Douglas Emmett, Inc. (REIT)	4,730	123,784
Duke Realty Corp. (REIT)	11,660	205,682
DuPont Fabros Technology, Inc. (REIT)	2,420	60,839
EastGroup Properties, Inc. (REIT)	1,100	69,377
EPR Properties (REIT)	1,650	93,291
Equity Lifestyle Properties, Inc. (REIT)	1,430	116,188
Equity Residential (REIT)	11,550	670,593
Essex Property Trust, Inc. (REIT)	1,320	207,306
Extra Space Storage, Inc. (REIT)	3,740	162,989
Federal Realty Investment Trust (REIT)	2,310	270,293
Forest City Enterprises, Inc.* - Class A (Real Estate)	5,060	94,470
Franklin Street Properties Corp. (REIT)	2,640	40,313
General Growth Properties, Inc. (REIT)	16,280	369,882
Hatteras Financial Corp. (REIT)	3,520	96,202
HCP, Inc. (REIT)	16,390	873,586
Health Care REIT, Inc. (REIT)	9,460	709,216
Healthcare Realty Trust, Inc. (REIT)	3,190	95,764
Highwoods Properties, Inc. (REIT)	2,860	117,346
Home Properties, Inc. (REIT)	1,870	120,540
Hospitality Properties Trust (REIT)	5,060	148,815
Host Hotels & Resorts, Inc. (REIT)	26,290	480,318
Invesco Mortgage Capital, Inc. (REIT)	4,730	101,222
Jones Lang LaSalle, Inc. (Real Estate)	1,540	152,491
Kilroy Realty Corp. (REIT)	2,750	155,623
Kimco Realty Corp. (REIT)	14,740	350,517
LaSalle Hotel Properties (REIT)	3,410	88,421
Lexington Realty Trust (REIT)	6,490	83,137
Liberty Property Trust (REIT)	4,290	184,427
Mack-Cali Realty Corp. (REIT)	2,970	82,477
Medical Properties Trust, Inc. (REIT)	5,390	86,725
MFA Financial, Inc. (REIT)	12,980	120,325
Mid-America Apartment Communities, Inc. (REIT)	1,540	105,844
National Retail Properties, Inc. (REIT)	4,180	165,862
OMEGA Healthcare Investors, Inc. (REIT)	4,070	133,781
Piedmont Office Realty Trust, Inc. - Class A (REIT)	6,050	124,146
Plum Creek Timber Co., Inc. (Forest Products & Paper)	5,830	300,478
Post Properties, Inc. (REIT)	1,980	97,871
Potlatch Corp. (REIT)	1,430	67,711
Prologis, Inc. (REIT)	16,720	701,404
Public Storage, Inc. (REIT)	5,170	853,049
Rayonier, Inc. (REIT)	4,510	267,984
Realogy Holdings Corp.* (REIT)	4,290	205,920
Realty Income Corp. (REIT)	7,040	358,829
Redwood Trust, Inc. (REIT)	2,970	67,775
Regency Centers Corp. (REIT)	3,300	185,658
RLJ Lodging Trust (REIT)	4,400	101,376
Ryman Hospitality Properties, Inc. (Lodging)	1,870	83,140
Senior Housing Properties Trust (REIT)	6,820	193,893
Silver Bay Realty Trust Corp. (REIT)	2	38
Simon Property Group, Inc. (REIT)	11,330	2,017,532
SL Green Realty Corp. (REIT)	3,300	299,310
Sovran Self Storage, Inc. (REIT)	1,100	75,460
St. Joe Co.* (Real Estate)	3,300	64,581
Starwood Property Trust, Inc. (REIT)	5,830	160,267
Sunstone Hotel Investors, Inc.* (REIT)	5,720	70,985
Tanger Factory Outlet Centers, Inc. (REIT)	3,410	126,579
Taubman Centers, Inc. (REIT)	2,310	197,528
The Geo Group, Inc. (Commercial Services)	2,530	94,749
The Howard Hughes Corp.* (Real Estate)	990	93,436
The Macerich Co. (REIT)	4,950	346,748
Two Harbors Investment Corp. (REIT)	12,540	150,229
UDR, Inc. (REIT)	9,020	221,712
Ventas, Inc. (REIT)	10,560	840,893
Vornado Realty Trust (REIT)	6,160	539,370
Washington REIT (REIT)	2,420	69,115
Weingarten Realty Investors (REIT)	4,070	138,665
Weyerhaeuser Co. (REIT)	19,690	600,742
WP Carey, Inc. (Real Estate)	2,090	147,387
TOTAL COMMON STOCKS (Cost $14,847,975)		23,042,014

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(45.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $14,942,033	$14,942,000	$14,942,000

TOTAL REPURCHASE AGREEMENTS (Cost $14,942,000)		14,942,000

TOTAL INVESTMENT SECURITIES (Cost $29,789,975) - 116.0%		37,984,014
Net other assets (liabilities) - (16.0)%		(5,233,521)

NET ASSETS - 100.0%		$32,750,493

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $7,776,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$8,520,259	$255,864
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	17,602,750	238,093
		$493,957

Real Estate UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Commercial Services	$226,155	0.7%
Forest Products & Paper	300,478	0.9%
Lodging	83,140	0.3%
Real Estate	871,238	2.7%
REIT	21,561,003	65.8%
Other**	9,708,479	29.6%
Total	$32,750,493	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (58.5%)
Advanced Micro Devices, Inc.* (Semiconductors)	3,456	$9,746
Altera Corp. (Semiconductors)	1,792	57,362
Analog Devices, Inc. (Semiconductors)	1,728	76,015
Applied Materials, Inc. (Semiconductors)	6,848	99,364
Atmel Corp.* (Semiconductors)	2,496	16,149
Broadcom Corp. - Class A (Semiconductors)	3,008	108,287
Cavium, Inc.* (Semiconductors)	256	8,051
Cirrus Logic, Inc.* (Semiconductors)	384	7,415
Cree, Inc.* (Semiconductors)	640	36,205
Cymer, Inc.* (Electronics)	192	20,114
Cypress Semiconductor Corp. (Semiconductors)	768	7,749
Fairchild Semiconductor International, Inc.* (Semiconductors)	704	9,082
Hittite Microwave Corp.* (Semiconductors)	128	7,182
Integrated Device Technology, Inc.* (Semiconductors)	832	5,916
Intel Corp. (Semiconductors)	28,224	675,964
InterDigital, Inc. (Telecommunications)	256	11,369
International Rectifier Corp.* (Semiconductors)	384	8,145
Intersil Corp. - Class A (Semiconductors)	704	5,463
KLA-Tencor Corp. (Semiconductors)	960	52,080
Lam Research Corp.* (Semiconductors)	896	41,413
Linear Technology Corp. (Semiconductors)	1,344	49,056
LSI Logic Corp.* (Semiconductors)	3,136	20,509
Marvell Technology Group, Ltd. (Semiconductors)	2,624	28,234
Maxim Integrated Products, Inc. (Semiconductors)	1,664	51,468
Microchip Technology, Inc. (Semiconductors)	1,088	39,625
Micron Technology, Inc.* (Semiconductors)	5,824	54,862
Microsemi Corp.* (Semiconductors)	512	10,650
NVIDIA Corp. (Semiconductors)	3,584	49,352
ON Semiconductor Corp.* (Semiconductors)	2,560	20,122
PMC-Sierra, Inc.* (Semiconductors)	1,152	6,636
RF Micro Devices, Inc.* (Telecommunications)	1,600	8,976
SanDisk Corp.* (Computers)	1,408	73,836
Semtech Corp.* (Semiconductors)	384	12,315
Silicon Laboratories, Inc.* (Semiconductors)	192	7,624
Skyworks Solutions, Inc.* (Semiconductors)	1,088	24,012
Teradyne, Inc.* (Semiconductors)	1,088	17,887
Texas Instruments, Inc. (Semiconductors)	6,272	227,108
Xilinx, Inc. (Semiconductors)	1,472	55,804
TOTAL COMMON STOCKS (Cost $1,282,064)		2,021,147

	Principal Amount	Value
Repurchase Agreements(a)(b)(32.4%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $1,118,002	$1,118,000	$1,118,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,118,000)		1,118,000

TOTAL INVESTMENT SECURITIES (Cost $2,400,064) - 90.9%		3,139,147
Net other assets (liabilities) - 9.1%		312,761

NET ASSETS - 100.0%		$3,451,908

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $552,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$1,498,145	$29,039
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Semiconductors Index	1,662,607	36,085
		$65,124

Semiconductor UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Computers	$73,836	2.1%
Electronics	20,114	0.6%
Semiconductors	1,906,852	55.2%
Telecommunications	20,345	0.6%
Other**	1,430,761	41.5%
Total	$3,451,908	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (60.3%)
3D Systems Corp.* (Computers)	120	$4,589
ACI Worldwide, Inc.* (Software)	60	2,821
Adobe Systems, Inc.* (Software)	720	32,458
ADTRAN, Inc. (Telecommunications)	60	1,260
Advanced Micro Devices, Inc.* (Semiconductors)	840	2,369
Akamai Technologies, Inc.* (Internet)	240	10,538
Allscripts Healthcare Solutions, Inc.* (Software)	240	3,322
Altera Corp. (Semiconductors)	420	13,444
Amdocs, Ltd. (Telecommunications)	240	8,568
Analog Devices, Inc. (Semiconductors)	420	18,476
ANSYS, Inc.* (Software)	120	9,703
AOL, Inc. (Internet)	120	4,637
Apple Computer, Inc. (Computers)	1,320	584,431
Applied Materials, Inc. (Semiconductors)	1,680	24,376
ARRIS Group, Inc.* (Telecommunications)	180	2,972
Aruba Networks, Inc.* (Telecommunications)	120	2,699
Aspen Technology, Inc.* (Software)	120	3,658
athenahealth, Inc.* (Software)	60	5,776
Atmel Corp.* (Semiconductors)	600	3,882
Autodesk, Inc.* (Software)	300	11,814
BMC Software, Inc.* (Software)	180	8,186
Broadcom Corp. - Class A (Semiconductors)	720	25,919
Brocade Communications Systems, Inc.* (Computers)	660	3,841
CA, Inc. (Software)	480	12,946
CACI International, Inc.* - Class A (Computers)	60	3,509
Cadence Design Systems, Inc.* (Computers)	420	5,796
Cavium, Inc.* (Semiconductors)	60	1,887
Cerner Corp.* (Software)	180	17,418
Ciena Corp.* (Telecommunications)	120	1,795
Cirrus Logic, Inc.* (Semiconductors)	60	1,159
Cisco Systems, Inc. (Telecommunications)	7,380	154,389
Citrix Systems, Inc.* (Software)	240	14,921
Cognizant Technology Solutions Corp.* (Computers)	420	27,216
CommVault Systems, Inc.* (Software)	60	4,412
Computer Sciences Corp. (Computers)	240	11,244
Compuware Corp.* (Software)	300	3,600
Concur Technologies, Inc.* (Software)	60	4,387
Corning, Inc. (Telecommunications)	2,040	29,580
Cree, Inc.* (Semiconductors)	180	10,183
Cymer, Inc.* (Electronics)	60	6,285
Cypress Semiconductor Corp. (Semiconductors)	180	1,816
Dell, Inc. (Computers)	2,040	27,336
Diebold, Inc. (Computers)	60	1,757
DST Systems, Inc. (Computers)	60	4,149
Electronics for Imaging, Inc.* (Computers)	60	1,603
EMC Corp.* (Computers)	2,940	65,944
Equinix, Inc.* (Internet)	60	12,846
F5 Networks, Inc.* (Internet)	120	9,172
Facebook, Inc.* - Class A (Internet)	780	21,653
Fair Isaac Corp. (Software)	60	2,795
Fairchild Semiconductor International, Inc.* (Semiconductors)	180	2,322
Finisar Corp.* (Telecommunications)	120	1,541
Fortinet, Inc.* (Computers)	180	3,233
Fusion-IO, Inc.* (Construction)	120	2,254
Garmin, Ltd. (Electronics)	180	6,314
Gartner Group, Inc.* (Commercial Services)	120	6,942
Google, Inc.* - Class A (Internet)	360	296,845
Harris Corp. (Telecommunications)	180	8,316
Hewlett-Packard Co. (Computers)	2,700	55,620
Hittite Microwave Corp.* (Semiconductors)	60	3,367
IAC/InterActiveCorp (Internet)	120	5,648
Informatica Corp.* (Software)	120	3,952
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	180	3,206
Integrated Device Technology, Inc.* (Semiconductors)	180	1,280
Intel Corp. (Semiconductors)	6,840	163,817
InterDigital, Inc. (Telecommunications)	60	2,665
International Business Machines Corp. (Computers)	1,440	291,659
International Rectifier Corp.* (Semiconductors)	120	2,545
Intersil Corp. - Class A (Semiconductors)	180	1,397
Intuit, Inc. (Software)	360	21,470
j2 Global, Inc. (Computers)	60	2,442
JDS Uniphase Corp.* (Telecommunications)	300	4,050
Juniper Networks, Inc.* (Telecommunications)	720	11,916
KLA-Tencor Corp. (Semiconductors)	240	13,020
Lam Research Corp.* (Semiconductors)	240	11,093
Lexmark International, Inc. - Class A (Computers)	60	1,819
Linear Technology Corp. (Semiconductors)	300	10,950
LSI Logic Corp.* (Semiconductors)	780	5,101
Marvell Technology Group, Ltd. (Semiconductors)	660	7,102
Maxim Integrated Products, Inc. (Semiconductors)	420	12,991
Mentor Graphics Corp. (Computers)	120	2,191
Microchip Technology, Inc. (Semiconductors)	300	10,926
Micron Technology, Inc.* (Semiconductors)	1,440	13,565
Micros Systems, Inc.* (Computers)	120	5,089
Microsemi Corp.* (Semiconductors)	120	2,496
Microsoft Corp. (Software)	10,440	345,563
Motorola Solutions, Inc. (Telecommunications)	360	20,591
NCR Corp.* (Computers)	240	6,545
NetApp, Inc.* (Computers)	480	16,747
NetSuite, Inc.* (Software)	60	5,278
Nuance Communications, Inc.* (Software)	360	6,854
NVIDIA Corp. (Semiconductors)	840	11,567
ON Semiconductor Corp.* (Semiconductors)	600	4,716
Oracle Corp. (Software)	5,100	167,178

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pitney Bowes, Inc. (Office/Business Equipment)	300	$4,101
Plantronics, Inc. (Telecommunications)	60	2,629
PMC-Sierra, Inc.* (Semiconductors)	300	1,728
Polycom, Inc.* (Telecommunications)	240	2,520
Progress Software Corp.* (Software)	60	1,354
PTC, Inc.* (Software)	180	4,322
QLIK Technologies, Inc.* (Software)	120	3,121
QLogic Corp.* (Semiconductors)	120	1,303
Qualcomm, Inc. (Telecommunications)	2,400	147,888
Rackspace Hosting, Inc.* (Internet)	180	8,676
Red Hat, Inc.* (Software)	240	11,503
RF Micro Devices, Inc.* (Telecommunications)	360	2,020
Riverbed Technology, Inc.* (Computers)	240	3,566
Rovi Corp.* (Semiconductors)	120	2,807
SAIC, Inc. (Commercial Services)	420	6,275
Salesforce.com, Inc.* (Software)	720	29,599
SanDisk Corp.* (Computers)	360	18,878
Seagate Technology PLC (Computers)	420	15,414
Semtech Corp.* (Semiconductors)	120	3,848
Silicon Laboratories, Inc.* (Semiconductors)	60	2,383
Skyworks Solutions, Inc.* (Semiconductors)	240	5,297
Solarwinds, Inc.* (Software)	60	3,051
Solera Holdings, Inc. (Software)	120	6,910
Symantec Corp.* (Internet)	960	23,328
Synaptics, Inc.* (Computers)	60	2,474
Synopsys, Inc.* (Computers)	240	8,537
Tech Data Corp.* (Electronics)	60	2,804
Teradata Corp.* (Computers)	240	12,257
Teradyne, Inc.* (Semiconductors)	240	3,946
Texas Instruments, Inc. (Semiconductors)	1,500	54,314
The Ultimate Software Group, Inc.* (Software)	60	5,795
Tibco Software, Inc.* (Internet)	240	4,658
Unisys Corp.* (Computers)	60	1,148
VeriFone Systems, Inc.* (Software)	120	2,578
VeriSign, Inc.* (Internet)	240	11,057
ViaSat, Inc.* (Telecommunications)	60	2,908
VMware, Inc.* - Class A (Software)	120	8,460
Western Digital Corp. (Computers)	300	16,584
Xerox Corp. (Office/Business Equipment)	1,680	14,414
Xilinx, Inc. (Semiconductors)	360	13,648
Yahoo!, Inc.* (Internet)	1,320	32,644
TOTAL COMMON STOCKS (Cost $1,357,756)		3,344,467

	Principal Amount	Value
Repurchase Agreements(a)(b)(29.1%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $1,611,004	$1,611,000	$1,611,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,611,000)		1,611,000

TOTAL INVESTMENT SECURITIES (Cost $2,968,756) - 89.4%		4,955,467
Net other assets (liabilities) - 10.6%		590,017

NET ASSETS - 100.0%		$5,545,484

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $993,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Technology Index	$2,569,558	$79,165
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Technology Index	2,406,854	67,158
		$146,323

Technology UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Commercial Services	$13,217	0.2%
Computers	1,205,618	21.7%
Construction	2,254	NM
Distribution/Wholesale	3,206	0.1%
Electronics	15,403	0.3%
Internet	441,702	8.0%
Office/Business Equipment	18,515	0.3%
Semiconductors	471,040	8.5%
Software	765,205	13.8%
Telecommunications	408,307	7.4%
Other**	2,201,017	39.7%
Total	$5,545,484	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (55.9%)
AT&T, Inc. (Telecommunications)	57,584	$2,157,096
CenturyLink, Inc. (Telecommunications)	6,588	247,511
Crown Castle International Corp.* (Telecommunications)	3,050	234,850
Frontier Communications Corp. (Telecommunications)	10,492	43,647
Leucadia National Corp. (Holding Companies - Diversified)	3,050	94,215
Level 3 Communications, Inc.* (Telecommunications)	1,708	34,382
MetroPCS Communications, Inc.* (Telecommunications)	3,416	40,445
NII Holdings, Inc.* - Class B (Telecommunications)	1,830	15,921
SBA Communications Corp.* - Class A (Telecommunications)	1,342	106,005
Sprint Nextel Corp.* (Telecommunications)	31,598	222,766
Telephone & Data Systems, Inc. (Telecommunications)	1,098	24,639
tw telecom, Inc.* (Telecommunications)	1,586	42,949
Verizon Communications, Inc. (Telecommunications)	30,012	1,617,947
Windstream Corp. (Telecommunications)	6,222	53,011
TOTAL COMMON STOCKS (Cost $3,981,280)		4,935,384

	Principal Amount	Value
Repurchase Agreements(a)(b)(41.0%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $3,621,008	$3,621,000	$3,621,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,621,000)		3,621,000

TOTAL INVESTMENT SECURITIES (Cost $7,602,280) - 96.9%		8,556,384
Net other assets (liabilities) - 3.1%		272,761

NET ASSETS - 100.0%		$8,829,145

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $1,692,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$4,064,105	$(18,901)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Telecommunications Index	4,269,423	(25,033)
		$(43,934)

Telecommunications UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Holding Companies - Diversified	$94,215	1.1%
Telecommunications	4,841,169	54.8%
Other**	3,893,761	44.1%
Total	$8,829,145	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund :: Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Shares	Value
Common Stocks (65.4%)
AGL Resources, Inc. (Gas)	1,496	$65,600
ALLETE, Inc. (Electric)	476	24,443
Alliant Energy Corp. (Electric)	1,428	76,412
Ameren Corp. (Electric)	3,060	110,925
American Electric Power, Inc. (Electric)	6,188	318,249
American Water Works Co., Inc. (Water)	2,244	93,978
Aqua America, Inc. (Water)	1,768	56,099
Atmos Energy Corp. (Gas)	1,156	51,292
Avista Corp. (Electric)	748	20,981
Black Hills Corp. (Electric)	544	25,508
Calpine Corp.* (Electric)	4,828	104,912
CenterPoint Energy, Inc. (Gas)	5,440	134,259
Cleco Corp. (Electric)	748	37,041
CMS Energy Corp. (Electric)	3,332	99,760
Consolidated Edison, Inc. (Electric)	3,740	238,051
Dominion Resources, Inc. (Electric)	7,344	452,978
DTE Energy Co. (Electric)	2,176	158,587
Duke Energy Corp. (Electric)	8,908	669,882
Edison International (Electric)	4,148	223,162
El Paso Electric Co. (Electric)	544	20,378
Entergy Corp. (Electric)	2,244	159,840
Exelon Corp. (Electric)	10,540	395,355
FirstEnergy Corp. (Electric)	5,304	247,166
Great Plains Energy, Inc. (Electric)	1,972	47,584
Hawaiian Electric Industries, Inc. (Electric)	1,224	34,639
IDACORP, Inc. (Electric)	612	30,117
Integrys Energy Group, Inc. (Electric)	1,020	62,791
ITC Holdings Corp. (Electric)	680	62,710
National Fuel Gas Co. (Gas)	1,088	68,239
New Jersey Resources Corp. (Gas)	544	25,677
NextEra Energy, Inc. (Electric)	4,828	396,041
NiSource, Inc. (Gas)	3,944	121,199
Northeast Utilities System (Electric)	4,012	181,864
Northwest Natural Gas Co. (Gas)	340	15,120
NorthWestern Corp. (Electric)	476	20,478
NRG Energy, Inc. (Electric)	4,080	113,710
NV Energy, Inc. (Electric)	2,992	64,717
ONEOK, Inc. (Pipelines)	2,584	132,714
Pepco Holdings, Inc. (Electric)	3,128	70,693
PG&E Corp. (Electric)	5,576	270,101
Piedmont Natural Gas Co., Inc. (Gas)	952	32,777
Pinnacle West Capital Corp. (Electric)	1,360	82,824
PNM Resources, Inc. (Electric)	1,020	24,490
Portland General Electric Co. (Electric)	952	30,702
PPL Corp. (Electric)	7,412	247,413
Public Service Enterprise Group, Inc. (Electric)	6,392	234,011
Questar Corp. (Gas)	2,244	56,975
SCANA Corp. (Electric)	1,768	95,826
Sempra Energy (Gas)	2,856	236,620
South Jersey Industries, Inc. (Gas)	408	25,174
Southern Co. (Electric)	11,016	531,301
Southwest Gas Corp. (Gas)	612	31,010
Spectra Energy Corp. (Pipelines)	8,500	268,005
TECO Energy, Inc. (Electric)	2,584	49,432
The AES Corp. (Electric)	7,820	108,385
UGI Corp. (Gas)	1,428	58,519
UIL Holdings Corp. (Electric)	612	25,484
UNS Energy Corp. (Electric)	544	27,722
Vectren Corp. (Gas)	1,020	38,311
Westar Energy, Inc. (Electric)	1,632	57,055
WGL Holdings, Inc. (Gas)	680	31,430
Wisconsin Energy Corp. (Electric)	2,924	131,405
Xcel Energy, Inc. (Electric)	6,188	196,717
TOTAL COMMON STOCKS (Cost $5,555,120)		8,124,840

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.2%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $4,244,009	$4,244,000	$4,244,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,244,000)		4,244,000

TOTAL INVESTMENT SECURITIES (Cost $9,799,120) - 99.6%		12,368,840
Net other assets (liabilities) - 0.4%		45,683

NET ASSETS - 100.0%		$12,414,523

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $1,834,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Utilities Index	$5,305,471	$75,523
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Utilities Index	5,315,765	79,334
		$154,857

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund invested in the following industries as of April 30, 2013:

	Value	% of Net Assets
Electric	$6,581,842	53.0%
Gas	992,202	8.0%
Pipelines	400,719	3.2%
Water	150,077	1.2%
Other**	4,289,683	34.6%
Total	$12,414,523	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(108.4%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $4,155,009	$4,155,000	$4,155,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,155,000)		4,155,000

TOTAL INVESTMENT SECURITIES (Cost $4,155,000) - 108.4%		4,155,000
Net other assets (liabilities) - (8.4)%		(320,543)

NET ASSETS - 100.0%		$3,834,457

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $1,498,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & Gas Index	$(2,088,042)	$(54,539)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & Gas Index	(1,743,305)	(37,869)
		$(92,408)

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(108.6%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $10,630,023	$10,630,000	$10,630,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,630,000)		10,630,000

TOTAL INVESTMENT SECURITIES (Cost $10,630,000) - 108.6%		10,630,000
Net other assets (liabilities) - (8.6)%		(842,394)

NET ASSETS - 100.0%		$9,787,606

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $3,274,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$(5,225,201)	$(499,814)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	(4,548,888)	(296,303)
		$(796,117)

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(108.1%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $2,865,006	$2,865,000	$2,865,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,865,000)		2,865,000

TOTAL INVESTMENT SECURITIES (Cost $2,865,000) - 108.1%		2,865,000
Net other assets (liabilities) - (8.1)%		(214,590)

NET ASSETS - 100.0%		$2,650,410

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $856,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real Estate Index	$(1,275,636)	$(22,169)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real Estate Index	(1,373,261)	(19,173)
		$(41,342)

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (48.2%)
U.S. Treasury Bonds, 3.13%, 2/15/43	$28,520,000	$29,921,491

TOTAL U.S. TREASURY OBLIGATION (Cost $28,433,263)		29,921,491

Repurchase Agreements(a)(b)(64.6%)

Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $40,146,088	40,146,000	40,146,000

TOTAL REPURCHASE AGREEMENTS (Cost $40,146,000)		40,146,000

TOTAL INVESTMENT SECURITIES (Cost $68,579,263) - 112.8%		70,067,491
Net other assets (liabilities) - (12.8)%		(7,942,166)

NET ASSETS - 100.0%		$62,125,325

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $670,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Contracts	Unrealized Appreciation/ (Depreciation)
Futures Contracts Purchased
30-Year U.S. Treasury Bond Futures Contracts expiring 6/20/13 (Underlying notional amount at value $4,897,406)	33	$132,989

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.13% due on 2/15/43	$41,336,141	$236,602
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.13% due on 2/15/43	3,147,422	26,824
		$263,426

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.1%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $28,492,063	$28,492,000	$28,492,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,492,000)		28,492,000

TOTAL INVESTMENT SECURITIES (Cost $28,492,000) - 101.1%		28,492,000
Net other assets (liabilities) - (1.1)%		(313,906)

NET ASSETS - 100.0%		$28,178,094

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $312,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 10-Year U.S.Treasury Note 2.00% due 2/15/23	$(28,104,070)	$(206,369)

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(100.7%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $86,262,190	$86,262,000	$86,262,000

TOTAL REPURCHASE AGREEMENTS (Cost $86,262,000)		86,262,000

TOTAL INVESTMENT SECURITIES (Cost $86,262,000) - 100.7%		86,262,000
Net other assets (liabilities) - (0.7)%		(584,819)

NET ASSETS - 100.0%		$85,677,181

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $2,022,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

	Notional Amount at Value	Unrealized Gain (Loss)
Swap Agreements
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 3.13% due on 2/15/43	$(94,947,227)	$(899,395)
Swap Agreement with Credit Suisse International, based on the 30-Year U.S. Treasury Bond, 3.13% due on 2/15/43	(11,120,891)	(96,134)
		$(995,529)

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(93.7%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $83,586,184	$83,586,000	$83,586,000

TOTAL REPURCHASE AGREEMENTS (Cost $83,586,000)		83,586,000

TOTAL INVESTMENT SECURITIES (Cost $83,586,000) - 93.7%		83,586,000
Net other assets (liabilities) - 6.3%		5,647,550

NET ASSETS - 100.0%		$89,233,550

(a)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $5,880,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	5/10/13	3,985,996	$6,048,607	$6,190,236	$(141,629)
Canadian Dollar vs. U.S. Dollar	5/10/13	5,078,335	5,007,220	5,040,782	(33,562)
Euro vs. U.S. Dollar	5/10/13	19,780,958	25,471,854	26,049,169	(577,315)
Japanese Yen vs. U.S. Dollar	5/10/13	443,675,461	4,748,046	4,552,156	195,890
Swedish Krona vs. U.S. Dollar	5/10/13	13,992,715	2,150,870	2,159,283	(8,413)
Swiss Franc vs. U.S. Dollar	5/10/13	1,701,775	1,803,000	1,831,007	(28,007)
Total Short Contracts			$45,229,597	$45,822,633	$(593,036)

At April 30, 2013, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	5/10/13	3,883,423	5,882,690	6,030,941	(148,251)
Canadian Dollar vs. U.S. Dollar	5/10/13	4,234,689	4,171,555	4,203,374	(31,819)
Euro vs. U.S. Dollar	5/10/13	25,610,373	32,913,200	33,725,816	(812,616)
Japanese Yen vs. U.S. Dollar	5/10/13	882,968,003	9,457,089	9,059,344	397,745
Swedish Krona vs. U.S. Dollar	5/10/13	14,178,282	2,178,471	2,187,919	(9,448)
Swiss Franc vs. U.S. Dollar	5/10/13	1,777,354	1,880,506	1,912,326	(31,820)
Total Short Contracts			$56,483,511	$57,119,720	$(636,209)

Long:
British Sterling Pound vs. U.S. Dollar	5/10/13	1,033,947	$1,587,912	$1,605,716	$17,804
Canadian Dollar vs. U.S. Dollar	5/10/13	1,134,430	1,115,444	1,126,041	10,597
Euro vs. U.S. Dollar	5/10/13	6,366,150	8,360,299	8,383,463	23,164
Japanese Yen vs. U.S. Dollar	5/10/13	143,940,665	1,468,970	1,476,846	7,876
Swedish Krona vs. U.S. Dollar	5/10/13	3,894,043	611,181	600,909	(10,272)
Swiss Franc vs. U.S. Dollar	5/10/13	493,520	532,442	530,998	(1,444)
Total Long Contracts			$13,676,248	$13,723,973	$47,725

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  April 30, 2013 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(74.8%)
Repurchase Agreements with various counterparties, rates 0.07%-0.09%, dated 4/30/13, due 5/1/13, total to be received $8,022,018	$8,022,000	$8,022,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,022,000)		8,022,000

TOTAL INVESTMENT SECURITIES (Cost $8,022,000) - 74.8%		8,022,000
Net other assets (liabilities) - 25.2%		2,700,460

NET ASSETS - 100.0%		$10,722,460

(a)

A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At April 30, 2013, the aggregate amount held in a segregated account was $343,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At April 30, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	5/10/13	20,980	$31,967	$32,582	$(615)
Canadian Dollar vs. U.S. Dollar	5/10/13	21,599	21,033	21,439	(406)
Euro vs. U.S. Dollar	5/10/13	121,763	158,675	160,347	(1,672)
Japanese Yen vs. U.S. Dollar	5/10/13	5,112,518	52,109	52,455	(346)
Swedish Krona vs. U.S. Dollar	5/10/13	42,963	6,588	6,630	(42)
Swiss Franc vs. U.S. Dollar	5/10/13	10,103	10,828	10,870	(42)
Total Short Contracts			$281,200	$284,323	$(3,123)

Long:
British Sterling Pound vs. U.S. Dollar	5/10/13	557,614	$854,325	$865,973	$11,648
Canadian Dollar vs. U.S. Dollar	5/10/13	737,968	728,733	732,510	3,777
Euro vs. U.S. Dollar	5/10/13	3,106,334	4,043,646	4,090,673	47,027
Japanese Yen vs. U.S. Dollar	5/10/13	89,125,894	923,651	914,441	(9,210)
Swedish Krona vs. U.S. Dollar	5/10/13	2,371,995	365,957	366,034	77
Swiss Franc vs. U.S. Dollar	5/10/13	215,590	230,444	231,961	1,517
Total Long Contracts			$7,146,756	$7,201,592	$54,836

At April 30, 2013, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British Sterling Pound vs. U.S. Dollar	5/10/13	17,597	26,888	27,327	(439)
Canadian Dollar vs. U.S. Dollar	5/10/13	19,395	18,887	19,252	(365)
Euro vs. U.S. Dollar	5/10/13	98,070	128,072	129,147	(1,075)
Japanese Yen vs. U.S. Dollar	5/10/13	1,535,781	15,464	15,757	(293)
Swedish Krona vs. U.S. Dollar	5/10/13	48,825	7,466	7,534	(68)
Swiss Franc vs. U.S. Dollar	5/10/13	6,448	6,899	6,937	(38)
Total Short Contracts			$203,676	$205,954	$(2,278)

Long:
British Sterling Pound vs. U.S. Dollar	5/10/13	297,426	450,393	461,902	11,509
Canadian Dollar vs. U.S. Dollar	5/10/13	279,936	275,896	277,866	1,970
Euro vs. U.S. Dollar	5/10/13	1,774,787	2,279,465	2,337,183	57,718
Japanese Yen vs. U.S. Dollar	5/10/13	58,774,641	632,584	603,034	(29,550)
Swedish Krona vs. U.S. Dollar	5/10/13	620,373	95,354	95,733	379
Swiss Franc vs. U.S. Dollar	5/10/13	157,587	166,640	169,554	2,914
Total Long Contracts			$3,900,332	$3,945,272	$44,940

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: the Investor Class and the Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its Schedule of Portfolio Investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

At April 30, 2013, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts in the table below represent principal amount, cost and value for each respective repurchase agreement.

:: Notes to Schedules of Investments :: April 30, 2013

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Fund Name	Deutsche Bank Securities, Inc., 0.09%, dated 4/30/13, due 5/1/13(1)	HSBC Securities (USA), Inc., 0.08%, dated 4/30/13, due 5/1/13(2)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.07%, dated 4/30/13, due 5/1/13(3)	UMB Bank, N.A., 0.07%, dated 4/30/13, due 5/1/13(4)
Bull ProFund	$6,423,000	$23,769,000	$6,423,000	$3,220,000
Mid-Cap ProFund	1,510,000	5,590,000	1,510,000	761,000
Small-Cap ProFund	768,000	2,842,000	768,000	389,000
NASDAQ-100 ProFund	1,415,000	5,243,000	1,415,000	715,000
Large-Cap Value ProFund	34,000	126,000	34,000	18,000
Mid-Cap Growth ProFund	1,000	4,000	1,000	2,000
Small-Cap Value ProFund	7,000	29,000	7,000	6,000
Small-Cap Growth ProFund	2,000	7,000	2,000	2,000
Europe 30 ProFund	14,000	51,000	14,000	8,000
UltraBull ProFund	2,774,000	10,267,000	2,774,000	1,393,000
UltraMid-Cap ProFund	3,318,000	12,283,000	3,318,000	1,669,000
UltraSmall-Cap ProFund	1,259,000	4,663,000	1,259,000	637,000
UltraDow 30 ProFund	2,065,000	7,648,000	2,065,000	1,040,000
UltraNASDAQ-100 ProFund	4,751,000	17,584,000	4,751,000	2,385,000
UltraInternational ProFund	8,162,000	30,204,000	8,162,000	4,091,000
UltraEmerging Markets ProFund	523,000	1,942,000	523,000	268,000
UltraLatin America ProFund	456,000	1,691,000	456,000	234,000
UltraChina ProFund	263,000	976,000	263,000	136,000
UltraJapan ProFund	9,788,000	36,219,000	9,788,000	4,904,000
Bear ProFund	4,903,000	18,147,000	4,903,000	2,461,000
Short Small-Cap ProFund	2,031,000	7,526,000	2,031,000	1,027,000
Short NASDAQ-100 ProFund	2,221,000	8,220,000	2,221,000	1,118,000
UltraBear ProFund	4,257,000	15,757,000	4,257,000	2,137,000
UltraShort Mid-Cap ProFund	441,000	1,635,000	441,000	225,000
UltraShort Small-Cap ProFund	3,547,000	13,132,000	3,547,000	1,785,000
UltraShort Dow 30 ProFund	749,000	2,777,000	749,000	381,000
UltraShort NASDAQ-100 ProFund	2,660,000	9,850,000	2,660,000	1,340,000
UltraShort International ProFund	2,588,000	9,578,000	2,588,000	1,300,000
UltraShort Emerging Markets ProFund	1,674,000	6,198,000	1,674,000	843,000
UltraShort Latin America ProFund	526,000	1,951,000	526,000	270,000
UltraShort China ProFund	327,000	1,214,000	327,000	170,000
UltraShort Japan ProFund	357,000	1,324,000	357,000	184,000
Banks UltraSector ProFund	546,000	2,024,000	546,000	278,000
Basic Materials UltraSector ProFund	793,000	2,937,000	793,000	401,000
Biotechnology UltraSector ProFund	17,031,000	63,019,000	17,031,000	8,531,000
Consumer Goods UltraSector ProFund	625,000	2,314,000	625,000	317,000
Consumer Services UltraSector ProFund	1,446,000	5,355,000	1,446,000	730,000
Financials UltraSector ProFund	1,090,000	4,038,000	1,090,000	552,000
Health Care UltraSector ProFund	1,214,000	4,494,000	1,214,000	613,000
Industrials UltraSector ProFund	686,000	2,544,000	686,000	350,000
Internet UltraSector ProFund	1,177,000	4,358,000	1,177,000	594,000
Mobile Telecommunications UltraSector ProFund	1,116,000	4,135,000	1,116,000	565,000
Oil & Gas UltraSector ProFund	1,513,000	5,602,000	1,513,000	764,000
Oil Equipment, Services & Distribution UltraSector ProFund	449,000	1,668,000	449,000	232,000
Pharmaceuticals UltraSector ProFund	1,556,000	5,762,000	1,556,000	785,000
Precious Metals UltraSector ProFund	1,127,000	4,174,000	1,127,000	568,000
Real Estate UltraSector ProFund	2,409,000	8,915,000	2,409,000	1,209,000
Semiconductor UltraSector ProFund	179,000	666,000	179,000	94,000
Technology UltraSector ProFund	258,000	959,000	258,000	136,000
Telecommunications UltraSector ProFund	583,000	2,159,000	583,000	296,000
Utilities UltraSector ProFund	682,000	2,531,000	682,000	349,000
Short Oil & Gas ProFund	668,000	2,478,000	668,000	341,000
Short Precious Metals ProFund	1,713,000	6,341,000	1,713,000	863,000
Short Real Estate ProFund	460,000	1,708,000	460,000	237,000
U.S. Government Plus ProFund	6,473,000	23,954,000	6,473,000	3,246,000
Rising Rates Opportunity 10 ProFund	4,594,000	17,001,000	4,594,000	2,303,000
Rising Rates Opportunity ProFund	13,910,000	51,472,000	13,910,000	6,970,000
Rising U.S. Dollar ProFund	13,478,000	49,876,000	13,478,000	6,754,000
Falling U.S. Dollar ProFund	1,293,000	4,786,000	1,293,000	650,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at April 30, 2013 as follows:

(1)  Federal National Mortgage Association, 1.06%, due 10/12/17, total value $148,880,521.

(2)  U.S. Treasury Strips, effective yield or interest rate in effect at April 30, 2013, 0.43% to 3.08%, due 8/15/17 to 11/15/41, which had an aggregate value of $550,822,260.

(3)  U.S. Treasury Notes, 0.25% to 1.50%, due 10/31/13 to 6/30/16, which had an aggregate value of $148,803,916.

(4)  Federal Home Loan Banks, 0.98% to 2.10%, due 11/22/13 to 10/16/17,  Federal Home Loan Mortgage Corp., 1.15% to 2.00%, due 2/28/17 to 7/17/17, U.S. Treasury Note, 0.875%, due 2/28/17, which had an aggregate value of $75,280,882.

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Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held as of April 30, 2013, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective with the exception of UltraJapan ProFund and UltraShort Japan ProFund which used certain derivatives for currency hedging purposes.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of the Trust, the Advisor is exempt from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). However, on December 5, 2012, the Advisor registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside of the Trust. Therefore, the Advisor (but not the Trust or the Funds) is now subject to certain regulatory requirements of the CEA. As of the date of this report, the ultimate impact of CTA registration on the ProFunds is uncertain. During the reporting period, CTA registration did not significantly impact the ProFunds.

The following is a description of the derivative instruments utilized by the ProFunds, including certain primary underlying risk exposures related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) a specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

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Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedule of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.

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The Rising U.S. Dollar and Falling U.S. Dollar ProFunds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the ProFunds have sought to mitigate these risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the ProFunds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2013, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for the purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).

The counterparty to any swap agreement will typically be a major global financial institution. On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain circumstances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements typically are settled on a net basis, which means that the payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

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In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of April 30, 2013, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements. A ProFund may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, that ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the ProFund used only swaps on the underlying index.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued a their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an

:: Notes to Schedules of Investments :: April 30, 2013

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independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Exchange traded derivatives (e.g., futures contracts) are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g., swap agreements and forward currency contracts) are valued based on procedures approved by the Trust’s Board of Trustees and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended April 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2013, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$38,076,126	$—	$—	$—	$38,076,126	$—
Repurchase Agreements	—	—	39,835,000	—	39,835,000	—
Futures Contracts	—	169,300	—	—	—	169,300
Swap Agreements	—	—	—	84,143	—	84,143
Total	$38,076,126	$169,300	$39,835,000	$84,143	$77,911,126	$253,443

Mid-Cap ProFund
Common Stocks	14,043,952	—	—	—	14,043,952	—
Repurchase Agreements	—	—	9,371,000	—	9,371,000	—
Futures Contracts	—	164,030	—	—	—	164,030
Swap Agreements	—	—	—	46,147	—	46,147
Total	$14,043,952	$164,030	$9,371,000	$46,147	$23,414,952	$210,177

Small-Cap ProFund
Common Stocks	6,699,768	—	—	—	6,699,768	—
Repurchase Agreements	—	—	4,767,000	—	4,767,000	—
Futures Contracts	—	37,293	—	—	—	37,293
Swap Agreements	—	—	—	16,284	—	16,284
Total	$6,699,768	$37,293	$4,767,000	$16,284	$11,466,768	$53,577

NASDAQ-100 ProFund
Common Stocks	16,719,446	—	—	—	16,719,446	—
Repurchase Agreements	—	—	8,788,000	—	8,788,000	—
Futures Contracts	—	140,311	—	—	—	140,311
Swap Agreements	—	—	—	37,788	—	37,788
Total	$16,719,446	$140,311	$8,788,000	$37,788	$25,507,446	$178,099

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Large-Cap Value ProFund
Common Stocks	$30,182,680	$—	$—	$—	$30,182,680	$—
Repurchase Agreements	—	—	212,000	—	212,000	—
Total	$30,182,680	$—	$212,000	$—	$30,394,680	$—

Large-Cap Growth ProFund
Common Stocks	21,913,986	—	—	—	21,913,986	—
Total	$21,913,986	$—	$—	$—	$21,913,986	$—

Mid-Cap Value ProFund
Common Stocks	20,127,092	—	—	—	20,127,092	—
Total	$20,127,092	$—	$—	$—	$20,127,092	$—

Mid-Cap Growth ProFund
Common Stocks	22,183,846	—	—	—	22,183,846	—
Repurchase Agreements	—	—	8,000	—	8,000	—
Total	$22,183,846	$—	$8,000	$—	$22,191,846	$—

Small-Cap Value ProFund
Common Stocks	31,073,867	—	—	—	31,073,867	—
Repurchase Agreements	—	—	49,000	—	49,000	—
Total	$31,073,867	$—	$49,000	$—	$31,122,867	$—

Small-Cap Growth ProFund
Common Stocks	8,018,071	—	—	—	8,018,071	—
Repurchase Agreements	—	—	13,000	—	13,000	—
Total	$8,018,071	$—	$13,000	$—	$8,031,071	$—

Europe 30 ProFund
Common Stocks	11,529,073	—	—	—	11,529,073	—
Repurchase Agreements	—	—	87,000	—	87,000	—
Total	$11,529,073	$—	$87,000	$—	$11,616,073	$—

UltraBull ProFund
Common Stocks	33,460,836	—	—	—	33,460,836	—
Repurchase Agreements	—	—	17,208,000	—	17,208,000	—
Futures Contracts	—	163,544	—	—	—	163,544
Swap Agreements	—	—	—	154,771	—	154,771
Total	$33,460,836	$163,544	$17,208,000	$154,771	$50,668,836	$318,315

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraMid-Cap ProFund
Common Stocks	$36,442,227	$—	$—	$—	$36,442,227	$—
Repurchase Agreements	—	—	20,588,000	—	20,588,000	—
Futures Contracts	—	237,125	—	—	—	237,125
Swap Agreements	—	—	—	616,923	—	616,923
Total	$36,442,227	$237,125	$20,588,000	$616,923	$57,030,227	$854,048

UltraSmall-Cap ProFund
Common Stocks	23,263,077	—	—	—	23,263,077	—
Repurchase Agreements	—	—	7,818,000	—	7,818,000	—
Futures Contracts	—	138,131	—	—	—	138,131
Swap Agreements	—	—	—	191,866	—	191,866
Total	$23,263,077	$138,131	$7,818,000	$191,866	$31,081,077	$329,997

UltraDow 30 ProFund
Common Stocks	16,313,152	—	—	—	16,313,152	—
Repurchase Agreements	—	—	12,818,000	—	12,818,000	—
Futures Contracts	—	122,070	—	—	—	122,070
Swap Agreements	—	—	—	56,468	—	56,468
Total	$16,313,152	$122,070	$12,818,000	$56,468	$29,131,152	$178,538

UltraNASDAQ-100 ProFund
Common Stocks	85,603,561	—	—	—	85,603,561	—
Repurchase Agreements	—	—	29,471,000	—	29,471,000	—
Futures Contracts	—	765,371	—	—	—	765,371
Swap Agreements	—	—	—	1,235,410	—	1,235,410
Total	$85,603,561	$765,371	$29,471,000	$1,235,410	$115,074,561	$2,000,781

UltraInternational ProFund
Repurchase Agreements	—	—	50,619,000	—	50,619,000	—
Swap Agreements	—	—	—	72,529	—	72,529
Total	$—	$—	$50,619,000	$72,529	$50,619,000	$72,529

UltraEmerging Markets ProFund
Common Stocks	11,942,011	—	—	—	11,942,011	—
Preferred Stocks	3,665,422	—	—	—	3,665,422	—
Repurchase Agreements	—	—	3,256,000	—	3,256,000	—
Swap Agreements	—	—	—	331,277	—	331,277
Total	$15,607,433	$—	$3,256,000	$331,277	$18,863,433	$331,277

:: Notes to Schedules of Investments :: April 30, 2013

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	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraLatin America ProFund
Common Stocks	$6,150,159	$—	$—	$—	$6,150,159	$—
Preferred Stocks	3,484,899	—	—	—	3,484,899	—
Repurchase Agreements	—	—	2,837,000	—	2,837,000	—
Swap Agreements	—	—	—	293,878	—	293,878
Total	$9,635,058	$—	$2,837,000	$293,878	$12,472,058	$293,878

UltraChina ProFund
Common Stocks	12,143,278	—	—	—	12,143,278	—
Repurchase Agreements	—	—	1,638,000	—	1,638,000	—
Swap Agreements	—	—	—	106,015	—	106,015
Total	$12,143,278	$—	$1,638,000	$106,015	$13,781,278	$106,015

UltraJapan ProFund
Repurchase Agreements	—	—	60,699,000	—	60,699,000	—
Futures Contracts	—	8,595,024	—	—	—	8,595,024
Swap Agreements	—	—	—	365,633	—	365,633
Total	$—	$8,595,024	$60,699,000	$365,633	$60,699,000	$8,960,657

Bear ProFund
Repurchase Agreements	—	—	30,414,000	—	30,414,000	—
Futures Contracts	—	(191,879)	—	—	—	(191,879)
Swap Agreements	—	—	—	(63,047)	—	(63,047)
Total	$—	$(191,879)	$30,414,000	$(63,047)	$30,414,000	$(254,926)

Short Small-Cap ProFund
Repurchase Agreements	—	—	12,615,000	—	12,615,000	—
Futures Contracts	—	(32,362)	—	—	—	(32,362)
Swap Agreements	—	—	—	(59,237)	—	(59,237)
Total	$—	$(32,362)	$12,615,000	$(59,237)	$12,615,000	$(91,599)

Short NASDAQ-100 ProFund
Repurchase Agreements	—	—	13,780,000	—	13,780,000	—
Futures Contracts	—	(71,289)	—	—	—	(71,289)
Swap Agreements	—	—	—	(79,592)	—	(79,592)
Total	$—	$(71,289)	$13,780,000	$(79,592)	$13,780,000	$(150,881)

UltraBear ProFund
Repurchase Agreements	—	—	26,408,000	—	26,408,000	—
Futures Contracts	—	(65,519)	—	—	—	(65,519)
Swap Agreements	—	—	—	(123,023)	—	(123,023)
Total	$—	$(65,519)	$26,408,000	$(123,023)	$26,408,000	$(188,542)

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$2,742,000	$—	$2,742,000	$—
Futures Contracts	—	(17,787)	—	—	—	(17,787)
Swap Agreements	—	—	—	(43,981)	—	(43,981)
Total	$—	$(17,787)	$2,742,000	$(43,981)	$2,742,000	$(61,768)

UltraShort Small-Cap ProFund
Repurchase Agreements	—	—	22,011,000	—	22,011,000	—
Futures Contracts	—	(28,123)	—	—	—	(28,123)
Swap Agreements	—	—	—	(247,337)	—	(247,337)
Total	$—	$(28,123)	$22,011,000	$(247,337)	$22,011,000	$(275,460)

UltraShort Dow 30 ProFund
Repurchase Agreements	—	—	4,656,000	—	4,656,000	—
Futures Contracts	—	(6,713)	—	—	—	(6,713)
Swap Agreements	—	—	—	(13,455)	—	(13,455)
Total	$—	$(6,713)	$4,656,000	$(13,455)	$4,656,000	$(20,168)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	—	—	16,510,000	—	16,510,000	—
Futures Contracts	—	(82,842)	—	—	—	(82,842)
Swap Agreements	—	—	—	(333,716)	—	(333,716)
Total	$—	$(82,842)	$16,510,000	$(333,716)	$16,510,000	$(416,558)

UltraShort International ProFund
Repurchase Agreements	—	—	16,054,000	—	16,054,000	—
Swap Agreements	—	—	—	(24,281)	—	(24,281)
Total	$—	$—	$16,054,000	$(24,281)	$16,054,000	$(24,281)

UltraShort Emerging Markets ProFund
Repurchase Agreements	—	—	10,389,000	—	10,389,000	—
Swap Agreements	—	—	—	(316,293)	—	(316,293)
Total	$—	$—	$10,389,000	$(316,293)	$10,389,000	$(316,293)

UltraShort Latin America ProFund
Repurchase Agreements	—	—	3,273,000	—	3,273,000	—
Swap Agreements	—	—	—	(126,149)	—	(126,149)
Total	$—	$—	$3,273,000	$(126,149)	$3,273,000	$(126,149)

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort China ProFund
Repurchase Agreements	$—	$—	$2,038,000	$—	$2,038,000	$—
Swap Agreements	—	—	—	(28,482)	—	(28,482)
Total	$—	$—	$2,038,000	$(28,482)	$2,038,000	$(28,482)

UltraShort Japan ProFund
Repurchase Agreements	—	—	2,222,000	—	2,222,000	—
Futures Contracts	—	40,775	—	—	—	40,775
Swap Agreements	—	—	—	(13,167)	—	(13,167)
Total	$—	$40,775	$2,222,000	$(13,167)	$2,222,000	$27,608

Banks UltraSector ProFund
Common Stocks	9,711,607	—	—	—	9,711,607	—
Repurchase Agreements	—	—	3,394,000	—	3,394,000	—
Swap Agreements	—	—	—	176,470	—	176,470
Total	$9,711,607	$—	$3,394,000	$176,470	$13,105,607	$176,470

Basic Materials UltraSector ProFund
Common Stocks	9,739,773	—	—	—	9,739,773	—
Repurchase Agreements	—	—	4,924,000	—	4,924,000	—
Swap Agreements	—	—	—	358,846	—	358,846
Total	$9,739,773	$—	$4,924,000	$358,846	$14,663,773	$358,846

Biotechnology UltraSector ProFund
Common Stocks	171,287,830	—	—	—	171,287,830	—
Repurchase Agreements	—	—	105,612,000	—	105,612,000	—
Swap Agreements	—	—	—	(5,620,860)	—	(5,620,860)
Total	$171,287,830	$—	$105,612,000	$(5,620,860)	$276,899,830	$(5,620,860)

Consumer Goods UltraSector ProFund
Common Stocks	7,030,026	—	—	—	7,030,026	—
Repurchase Agreements	—	—	3,881,000	—	3,881,000	—
Swap Agreements	—	—	—	5,306	—	5,306
Total	$7,030,026	$—	$3,881,000	$5,306	$10,911,026	$5,306

Consumer Services UltraSector ProFund
Common Stocks	13,133,565	—	—	—	13,133,565	—
Repurchase Agreements	—	—	8,977,000	—	8,977,000	—
Swap Agreements	—	—	—	109,954	—	109,954
Total	$13,133,565	$—	$8,977,000	$109,954	$22,110,565	$109,954

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Financials UltraSector ProFund
Common Stocks	$10,626,405	$—	$—	$—	$10,626,405	$—
Repurchase Agreements	—	—	6,770,000	—	6,770,000	—
Swap Agreements	—	—	—	239,887	—	239,887
Total	$10,626,405	$—	$6,770,000	$239,887	$17,396,405	$239,887

Health Care UltraSector ProFund
Common Stocks	$15,905,742	$—	$—	$—	$15,905,742	$—
Repurchase Agreements	—	—	7,535,000	—	7,535,000	—
Swap Agreements	—	—	—	(367,452)	—	(367,452)
Total	$15,905,742	$—	$7,535,000	$(367,452)	$23,440,742	$(367,452)

Industrials UltraSector ProFund
Common Stocks	7,327,042	—	—	—	7,327,042	—
Repurchase Agreements	—	—	4,266,000	—	4,266,000	—
Swap Agreements	—	—	—	196,993	—	196,993
Total	$7,327,042	$—	$4,266,000	$196,993	$11,593,042	$196,993

Internet UltraSector ProFund
Common Stocks	19,913,800	—	—	—	19,913,800	—
Repurchase Agreements	—	—	7,306,000	—	7,306,000	—
Swap Agreements	—	—	—	307,258	—	307,258
Total	$19,913,800	$—	$7,306,000	$307,258	$27,219,800	$307,258

Mobile Telecommunications UltraSector ProFund
Common Stocks	11,347,762	—	—	—	11,347,762	—
Repurchase Agreements	—	—	6,932,000	—	6,932,000	—
Swap Agreements	—	—	—	193,035	—	193,035
Total	$11,347,762	$—	$6,932,000	$193,035	$18,279,762	$193,035

Oil & Gas UltraSector ProFund
Common Stocks	25,420,092	—	—	—	25,420,092	—
Repurchase Agreements	—	—	9,392,000	—	9,392,000	—
Swap Agreements	—	—	—	700,626	—	700,626
Total	$25,420,092	$—	$9,392,000	$700,626	$34,812,092	$700,626

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	8,899,413	—	—	—	8,899,413	—
Repurchase Agreements	—	—	2,798,000	—	2,798,000	—
Swap Agreements	—	—	—	281,382	—	281,382
Total	$8,899,413	$—	$2,798,000	$281,382	$11,697,413	$281,382

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Pharmaceuticals UltraSector ProFund
Common Stocks	$11,300,373	$—	$—	$—	$11,300,373	$—
Repurchase Agreements	—	—	9,659,000	—	9,659,000	—
Swap Agreements	—	—	—	(557,250)	—	(557,250)
Total	$11,300,373	$—	$9,659,000	$(557,250)	$20,959,373	$(557,250)

Precious Metals UltraSector ProFund
Common Stocks	25,135,953	—	—	—	25,135,953	—
Repurchase Agreements	—	—	6,996,000	—	6,996,000	—
Swap Agreements	—	—	—	1,745,942	—	1,745,942
Total	$25,135,953	$—	$6,996,000	$1,745,942	$32,131,953	$1,745,942

Real Estate UltraSector ProFund
Common Stocks	23,042,014	—	—	—	23,042,014	—
Repurchase Agreements	—	—	14,942,000	—	14,942,000	—
Swap Agreements	—	—	—	493,957	—	493,957
Total	$23,042,014	$—	$14,942,000	$493,957	$37,984,014	$493,957

Semiconductor UltraSector ProFund
Common Stocks	2,021,147	—	—	—	2,021,147	—
Repurchase Agreements	—	—	1,118,000	—	1,118,000	—
Swap Agreements	—	—	—	65,124	—	65,124
Total	$2,021,147	$—	$1,118,000	$65,124	$3,139,147	$65,124

Technology UltraSector ProFund
Common Stocks	3,344,467	—	—	—	3,344,467	—
Repurchase Agreements	—	—	1,611,000	—	1,611,000	—
Swap Agreements	—	—	—	146,323	—	146,323
Total	$3,344,467	$—	$1,611,000	$146,323	$4,955,467	$146,323

Telecommunications UltraSector ProFund
Common Stocks	4,935,384	—	—	—	4,935,384	—
Repurchase Agreements	—	—	3,621,000	—	3,621,000	—
Swap Agreements	—	—	—	(43,934)	—	(43,934)
Total	$4,935,384	$—	$3,621,000	$(43,934)	$8,556,384	$(43,934)

Utilities UltraSector ProFund
Common Stocks	8,124,840	—	—	—	8,124,840	—
Repurchase Agreements	—	—	4,244,000	—	4,244,000	—
Swap Agreements	—	—	—	154,857	—	154,857
Total	$8,124,840	$—	$4,244,000	$154,857	$12,368,840	$154,857

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Short Oil & Gas ProFund
Repurchase Agreements	$—	$—	$4,155,000	$—	$4,155,000	$—
Swap Agreements	—	—	—	(92,408)	—	(92,408)
Total	$—	$—	$4,155,000	$(92,408)	$4,155,000	$(92,408)

Short Precious Metals ProFund
Repurchase Agreements	—	—	10,630,000	—	10,630,000	—
Swap Agreements	—	—	—	(796,117)	—	(796,117)
Total	$—	$—	$10,630,000	$(796,117)	$10,630,000	$(796,117)

Short Real Estate ProFund
Repurchase Agreements	—	—	2,865,000	—	2,865,000	—
Swap Agreements	—	—	—	(41,342)	—	(41,342)
Total	$—	$—	$2,865,000	$(41,342)	$2,865,000	$(41,342)

U.S. Government Plus ProFund
U.S. Treasury Obligation	—	—	29,921,491	—	29,921,491	—
Repurchase Agreements	—	—	40,146,000	—	40,146,000	—
Futures Contracts	—	132,989	—	—	—	132,989
Swap Agreements	—	—	—	263,426	—	263,426
Total	$—	$132,989	$70,067,491	$263,426	$70,067,491	$396,415

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	—	—	28,492,000	—	28,492,000	—
Swap Agreements	—	—	—	(206,369)	—	(206,369)
Total	$—	$—	$28,492,000	$(206,369)	$28,492,000	$(206,369)

Rising Rates Opportunity ProFund
Repurchase Agreements	—	—	86,262,000	—	86,262,000	—
Swap Agreements	—	—	—	(995,529)	—	(995,529)
Total	$—	$—	$86,262,000	$(995,529)	$86,262,000	$(995,529)

Rising U.S. Dollar ProFund
Repurchase Agreements	—	—	83,586,000	—	83,586,000	—
Forward Currency Contracts	—	—	—	(1,181,520)	—	(1,181,520)
Total	$—	$—	$83,586,000	$(1,181,520)	$83,586,000	$(1,181,520)

Falling U.S. Dollar ProFund
Repurchase Agreements	—	—	8,022,000	—	8,022,000	—
Forward Currency Contracts	—	—	—	94,375	—	94,375
Total	$—	$—	$8,022,000	$94,375	$8,022,000	$94,375

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds use investment techniques, such as investing in derivatives, that may be considered aggressive. Investing in derivatives may expose a ProFund to greater risks than investing directly in the reference asset(s) underlying those derivatives, such as counterparty risk and liquidity risk (each as discussed below). When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund from achieving its investment objective. The use of derivatives also exposes a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. A ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark. Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in the ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any financing, borrowing and other costs associated with using derivatives may also have the effect of lowering the ProFund’s return.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than a similar fund that does not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of

:: Notes to Schedules of Investments :: April 30, 2013

(Unaudited)

operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of counterparties, issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such counterparties or issuers than a ProFund that is more diversified. With respect to the UltraSector ProFunds, a ProFund may have significant exposure to an individual company that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the benchmark. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities or financial instruments not included in the benchmark. A ProFund may be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other rebalancing or reconstitution events may hinder a ProFund’s ability to meet its daily investment objective on that day. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFunds) seeks to rebalance its portfolio daily to keep its exposure to the benchmark consistent with its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

Exposure to Debt Instrument Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Typically, the value of outstanding debt instruments falls when interest rates rise. The values of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the ProFund may have to reinvest the proceeds received at lower interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value

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in the judgment of the Advisor. Markets for the securities in which the ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. Such situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At April 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$66,709,043	$14,071,746	$(2,869,663)	$11,202,083
Mid-Cap ProFund	19,794,482	4,202,467	(581,997)	3,620,470
Small-Cap ProFund	9,644,902	2,205,155	(383,289)	1,821,866
NASDAQ-100 ProFund	18,023,972	8,701,693	(1,218,219)	7,483,474
Large-Cap Value ProFund	25,477,462	7,452,284	(2,535,066)	4,917,218
Large-Cap Growth ProFund	15,741,267	8,084,100	(1,911,381)	6,172,719
Mid-Cap Value ProFund	17,900,626	3,788,928	(1,562,462)	2,226,466
Mid-Cap Growth ProFund	18,836,503	4,670,492	(1,315,149)	3,355,343
Small-Cap Value ProFund	30,127,827	4,613,453	(3,618,413)	995,040
Small-Cap Growth ProFund	6,021,929	2,613,673	(604,531)	2,009,142
Europe 30 ProFund	11,678,709	1,906,057	(1,968,693)	(62,636)
UltraBull ProFund	43,730,364	16,704,485	(9,766,013)	6,938,472
UltraMid-Cap ProFund	49,392,199	11,202,303	(3,564,275)	7,638,028
UltraSmall-Cap ProFund	24,886,401	8,214,524	(2,019,848)	6,194,676
UltraDow 30 ProFund	25,367,573	4,999,989	(1,236,410)	3,763,579
UltraNASDAQ-100 ProFund	93,403,258	51,489,843	(29,818,540)	21,671,303
UltraInternational ProFund	50,619,000	—	—	—
UltraEmerging Markets ProFund	19,797,486	3,618,966	(4,553,019)	(934,053)
UltraLatin America ProFund	12,635,674	4,384,788	(4,548,404)	(163,616)
UltraChina ProFund	12,674,089	2,773,200	(1,666,011)	1,107,189
UltraJapan ProFund	60,699,000	—	—	—
Bear ProFund	30,414,000	—	—	—
Short Small-Cap ProFund	12,615,000	—	—	—
Short NASDAQ-100 ProFund	13,780,000	—	—	—
UltraBear ProFund	26,408,000	—	—	—
UltraShort Mid-Cap ProFund	2,742,000	—	—	—
UltraShort Small-Cap ProFund	22,011,000	—	—	—
UltraShort Dow 30 ProFund	4,656,000	—	—	—
UltraShort NASDAQ-100 ProFund	16,510,000	—	—	—
UltraShort International ProFund	16,054,000	—	—	—
UltraShort Emerging Markets ProFund	10,389,000	—	—	—
UltraShort Latin America ProFund	3,273,000	—	—	—
UltraShort China ProFund	2,038,000	—	—	—
UltraShort Japan ProFund	2,222,000	—	—	—
Banks UltraSector ProFund	12,359,939	5,507,130	(4,761,462)	745,668
Basic Materials UltraSector ProFund	14,406,473	4,686,108	(4,428,808)	257,300
Biotechnology UltraSector ProFund	250,003,026	27,924,063	(1,027,259)	26,896,804
Consumer Goods UltraSector ProFund	10,150,946	843,772	(83,692)	760,080
Consumer Services UltraSector ProFund	19,822,579	2,692,962	(404,976)	2,287,986
Financials UltraSector ProFund	17,500,628	3,039,878	(3,144,101)	(104,223)
Health Care UltraSector ProFund	20,647,927	3,367,995	(575,180)	2,792,815
Industrials UltraSector ProFund	10,872,705	939,402	(219,065)	720,337
Internet UltraSector ProFund	23,210,830	5,535,978	(1,527,008)	4,008,970
Mobile Telecommunications UltraSector ProFund	15,250,331	3,523,519	(494,088)	3,029,431
Oil & Gas UltraSector ProFund	20,393,749	16,264,399	(1,846,056)	14,418,343
Oil Equipment, Services & Distribution UltraSector ProFund	10,243,275	4,315,303	(2,861,165)	1,454,138
Pharmaceuticals UltraSector ProFund	18,970,756	2,384,644	(396,027)	1,988,617
Precious Metals UltraSector ProFund	40,795,871	—	(8,663,918)	(8,663,918)
Real Estate UltraSector ProFund	31,564,978	8,197,711	(1,778,675)	6,419,036
Semiconductor UltraSector ProFund	3,289,438	739,609	(889,900)	(150,291)
Technology UltraSector ProFund	3,451,572	1,987,385	(483,490)	1,503,895
Telecommunications UltraSector ProFund	7,861,653	954,104	(259,373)	694,731
Utilities UltraSector ProFund	10,272,915	2,569,720	(473,795)	2,095,925
Short Oil & Gas ProFund	4,155,000	—	—	—
Short Precious Metals ProFund	10,630,000	—	—	—
Short Real Estate ProFund	2,865,000	—	—	—
U.S. Government Plus ProFund	68,867,558	1,488,228	(288,295)	1,199,933
Rising Rates Opportunity 10 ProFund	28,492,000	—	—	—
Rising Rates Opportunity ProFund	86,262,000	—	—	—
Rising U.S. Dollar ProFund	83,586,000	—	—	—
Falling U.S. Dollar ProFund	8,022,000	—	—	—

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6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, as entered into a Receivables Agreement dated September 15, 2008 to reimburse the ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Fund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and SIPC proceedings related to Lehman. Accordingly, no loss is expected to be realized by the ProFund. The fair value of the outstanding balances due from Lehman is $1,542,623 as of April 30, 2013, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $908,923. All other outstanding balances due from (or to) Lehman have been substantially relieved as of April 30, 2013.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ProFunds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date:	June 27, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date:	June 27, 2013